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Schedules of Investments
(unaudited)
Franklin Convertible Securities Fund 2
Franklin Equity Income Fund 6
Franklin Floating Rate Daily Access Fund 11
Franklin Long Duration Credit Fund 25
Franklin Low Duration Total Return Fund 38
Franklin Low Duration U.S. Government Securities Fund 88
Franklin Managed Income Fund 92
Franklin Total Return Fund 101
Notes to Schedules of Investments 154

Franklin Investors Securities Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Convertible Securities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.7%
Financial Services 1.7%
Apollo Global Management, Inc. ........................ United States 410,994 $ 51,616,736
Total Common Stocks (Cost $ 40,500,000 ) ....................................
51,616,736
Convertible Preferred Stocks 22.7%
Capital Markets 2.8%
Ares Management Corp. , B , 6.75% ...................... United States 1,066,000 43,833,920
KKR & Co., Inc. , D , 6.25% ............................. United States 967,000 41,958,130
85,792,050
Chemicals 1.7%
Albemarle Corp. , 7.25% .............................. United States 1,063,200 52,926,096
Electric Utilities 3.9%
NextEra Energy, Inc. , 7.299% .......................... United States 1,040,000 55,328,000
PPL Corp. , 7% ..................................... United States 669,000 31,429,620
Southern Co. (The) , A , 7.125% ......................... United States 668,569 33,194,451
119,952,071
Financial Services 0.6%
Shift4 Payments, Inc. , 6% ............................. United States 262,500 17,225,250
Interactive Media & Services 3.1%
Alphabet, Inc. , A , 6.25% .............................. United States 957,000 48,003,120
Alphabet, Inc. , B , 6.25% .............................. United States 957,000 48,041,400
96,044,520
Life Sciences Tools & Services 2.4%
Bruker Corp. , 6.375% ................................ United States 156,400 73,023,160
Semiconductors & Semiconductor Equipment 1.3%
Microchip Technology, Inc. , 7.5% ........................ United States 636,000 40,882,080
Software 1.3%
Oracle Corp. , D , 6.5% ................................ United States 922,000 38,613,360
Technology Hardware, Storage & Peripherals 4.1%
Hewlett Packard Enterprise Co. , 7.625% .................. United States 1,020,000 127,020,600
Trading Companies & Distributors 1.5%
QXO, Inc. , 5.5% .................................... United States 1,160,000 46,980,000
Total Convertible Preferred Stocks (Cost $ 617,284,410 ) ........................
698,459,187
Principal
Amount
*
Convertible Bonds 73.2%
Biotechnology 4.8%
a ,b
Alnylam Pharmaceuticals, Inc. , Senior Note , 144A, 4 .4% , 9/15/28 United States 15,600,000 14,235,000
Bridgebio Pharma, Inc. , Senior Note , 1.75% , 3/01/31 .........
United States 46,200,000 82,189,800
Immunocore Holdings plc , Senior Note , 2.5% , 2/01/30 ........
United Kingdom 20,000,000 18,496,000
a ,b
PTC Therapeutics, Inc. , Senior Note , 144A, 0 .79% , 6/15/31 .... United States 34,100,000 32,811,020
147,731,820
Broadline Retail 2.2%
Alibaba Group Holding Ltd. , Senior Note , 0.5% , 6/01/31 ......
China 37,000,000 51,097,000

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Broadline Retail (continued)
Etsy, Inc. , Senior Note , 0.125% , 9/01/27 ..................
United States 18,500,000 $ 17,610,150
68,707,150
Capital Markets 1.4%
a ,b
Coinbase Global, Inc. , Senior Note , 144A, 4 .33% , 10/01/32 .... United States 55,500,000 42,720,785
Construction & Engineering 1.6%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 39,000,000 50,612,250
Consumer Staples Distribution & Retail 1.8%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 21,000,000 56,002,800
Electric Utilities 3.1%
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 52,000,000 53,391,000
TXNM Energy, Inc. , Junior Sub. Bond , 5.75% , 6/01/54 ........
United States 31,500,000 41,883,975
95,274,975
Electronic Equipment, Instruments & Components 0.8%
a ,b
Mirion Technologies, Inc. , Senior Note , 144A, 2 .87% , 10/01/31 . United States 27,000,000 23,323,950
Entertainment 1.6%
Live Nation Entertainment, Inc. ,
Senior Note , 2.875% , 1/15/30 ........................ United States 13,600,000 15,762,400
a
Senior Note , 144A, 2.875% , 10/15/31 .................. United States 30,000,000 32,436,639
48,199,039
Financial Services 2.3%
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 50,000,000 46,175,000
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 27,200,000 26,010,381
72,185,381
Food Products 2.1%
Freshpet, Inc. , Senior Note , 3% , 4/01/28 ..................
United States 22,500,000 26,083,125
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 36,000,000 37,674,000
63,757,125
Ground Transportation 4.0%
a
Knight-Swift Transportation Holdings, Inc. , Senior Note , 144A,
1% , 11/15/31 ..................................... United States 36,100,000 39,376,075
a
Lyft, Inc. , Senior Note , 144A, 0.625% , 3/01/29 .............. United States 54,300,000 58,608,705
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 20,500,000 24,195,125
122,179,905
Health Care Equipment & Supplies 3.9%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 32,250,000 30,613,313
Haemonetics Corp. , Senior Note , 2.5% , 6/01/29 ............
United States 31,000,000 32,581,000
Integer Holdings Corp. , Senior Note , 1.875% , 3/15/30 ........
United States 52,500,000 55,503,000
118,697,313
Health Care REITs 2.8%
a
Welltower OP LLC , Senior Note , 144A, 3.125% , 7/15/29 ...... United States 47,000,000 86,762,000
Hotel & Resort REITs 1.3%
a
Pebblebrook Hotel Trust , Senior Note , 144A, 1.625% , 1/15/30 .. United States 30,000,000 39,645,000

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Hotels, Restaurants & Leisure 1.8%
DoorDash, Inc. , Senior Note , Zero Cpn., 5/15/30 ............
United States 54,500,000 $ 54,976,875
Industrial REITs 1.9%
a
Rexford Industrial Realty LP ,
Senior Note , 144A, 4.375% , 3/15/27 ................... United States 20,000,000 19,976,000
Senior Note , 144A, 4.125% , 3/15/29 ................... United States 40,000,000 39,640,000
59,616,000
IT Services 4.8%
Cloudflare, Inc. , Senior Note , Zero Cpn., 8/15/26 ............
United States 50,200,000 72,216,649
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/29 ...........
United States 37,600,000 74,575,840
146,792,489
Leisure Products 1.5%
Peloton Interactive, Inc. , Senior Note , 5.5% , 12/01/29 ........
United States 27,000,000 45,724,500
Life Sciences Tools & Services 2.0%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 36,000,000 37,620,000
a ,b
Tempus AI, Inc. , Senior Note , 144A, 0 .49% , 5/15/32 ......... United States 25,100,000 24,403,475
62,023,475
Machinery 1.3%
a
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 39,300,000 39,555,450
Media 0.8%
Sirius XM Holdings, Inc. , Senior Note , 3.75% , 3/15/28 ........
United States 23,000,000 26,294,750
Metals & Mining 1.2%
a
B2Gold Corp. , Senior Note , 144A, 2.75% , 2/01/30 ........... Canada 25,300,000 35,514,875
Multi-Utilities 2.0%
CenterPoint Energy, Inc. , Senior Note , 4.25% , 8/15/26 ........
United States 51,500,000 60,576,875
Pharmaceuticals 2.2%
a
Indivior Pharmaceuticals, Inc. , Senior Note , 144A, 0.625% ,
3/15/31 ......................................... United States 25,900,000 30,918,346
Jazz Investments I Ltd. , Senior Note , 3.125% , 9/15/30 ........
United States 20,000,000 35,260,000
66,178,346
Real Estate Management & Development 0.5%
a
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 13,900,000 14,521,330
Semiconductors & Semiconductor Equipment 9.7%
MACOM Technology Solutions Holdings, Inc. , Senior Note , Zero
Cpn., 12/15/29 .................................... United States 45,366,000 73,765,116
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 27,000,000 27,987,063
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 40,000,000 82,050,000
a
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 27,400,000 39,777,950
a
Onto Innovation, Inc. , Senior Note , 144A, Zero Cpn., 6/01/31 ... United States 48,000,000 52,184,706
a ,b
Penguin Solutions, Inc. , Senior Note , 144A, 2 .26% , 8/01/31 .... United States 24,000,000 21,460,800
297,225,635
Software 5.3%
Alkami Technology, Inc. , Senior Note , 1.5% , 3/15/30 .........
United States 19,300,000 18,614,933
b
BILL Holdings, Inc. , Senior Note , 3 .51% , 4/01/30 ............ United States 32,800,000 28,895,160
Datadog, Inc. , Senior Note , Zero Cpn., 12/01/29 ............
United States 23,400,000 34,082,100

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See A bbreviations on page 166 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Software (continued)
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 8,000,000 $ 8,128,000
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 17,500,000 18,217,500
Workiva, Inc. ,
Senior Note , 1.125% , 8/15/26 ........................ United States 7,000,000 6,984,250
Senior Note , 1.25% , 8/15/28 ......................... United States 49,000,000 46,758,250
161,680,193
Specialty Retail 4.5%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 42,287,000 76,920,053
a
RealReal, Inc. (The) , Senior Note , 144A, 4% , 2/15/31 ........ United States 24,000,000 34,332,000
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 18,807,000 26,442,642
137,694,695
Total Convertible Bonds (Cost $ 1,841,729,555 ) ................................
2,244,174,981
Total Long Term Investments (Cost $ 2,499,513,965 ) ...........................
2,994,250,904
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.1%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.618% ......................................... United States 63,794,291 63,794,291
Total Money Market Funds (Cost $ 63,794,291 ) ................................
63,794,291
Total Short Term Investments (Cost $ 63,794,291 ) ..............................
63,794,291
a
Total Investments (Cost $ 2,563,308,256 ) 99.7% ................................
$3,058,045,195
Other Assets, less Liabilities 0.3% ...........................................
8,497,583
Net Assets 100.0% .........................................................
$3,066,542,778
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $722,204,106, representing 23.6% of net assets.
b
The rate shown represents the yield at period end.
c
See Note 6 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Equity Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 82.3%
Aerospace & Defense 1.6%
RTX Corp. ........................................ United States 382,500 $ 82,321,650
Banks 6.9%
Bank of America Corp. ............................... United States 2,510,000 155,494,500
JPMorgan Chase & Co. ............................... United States 540,000 189,966,600
345,461,100
Beverages 1.3%
Coca-Cola Co. (The) ................................. United States 755,000 66,130,450
Broadline Retail 4.6%
a
Amazon.com, Inc. ................................... United States 855,000 232,200,900
Building Products 1.1%
Carrier Global Corp. ................................. United States 852,500 52,693,025
Capital Markets 7.1%
BlackRock, Inc. ..................................... United States 50,000 54,519,500
Blackstone, Inc. .................................... United States 325,000 41,518,750
Charles Schwab Corp. (The) ........................... United States 677,501 71,300,205
Intercontinental Exchange, Inc. ......................... United States 312,500 47,650,000
Morgan Stanley ..................................... United States 665,000 139,929,300
354,917,755
Chemicals 2.1%
Corteva, Inc. ....................................... United States 517,500 40,732,425
Linde plc .......................................... United States 132,500 63,385,350
104,117,775
Communications Equipment 1.9%
Cisco Systems, Inc. ................................. United States 815,000 94,531,850
Consumer Finance 1.4%
American Express Co. ............................... United States 215,000 72,293,750
Consumer Staples Distribution & Retail 2.0%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 285,000 27,867,300
Casey's General Stores, Inc. ........................... United States 38,500 33,533,500
Walmart, Inc. ...................................... United States 367,500 40,866,000
102,266,800
Electric Utilities 3.1%
Duke Energy Corp. .................................. United States 470,000 58,952,100
Evergy, Inc. ........................................ United States 815,000 67,653,150
NextEra Energy, Inc. ................................. United States 135,000 11,734,200
PPL Corp. ......................................... United States 500,000 17,605,000
155,944,450
Electrical Equipment 2.4%
Eaton Corp. plc ..................................... United States 145,000 60,204,000
Hubbell, Inc. , B ..................................... United States 130,000 61,431,500
121,635,500
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity plc .................................. Switzerland 180,000 37,024,200
Energy Equipment & Services 0.4%
SLB Ltd. .......................................... United States 430,000 21,323,700
Financial Services 1.5%
Apollo Global Management, Inc. ........................ United States 613,954 77,106,483

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.3%
Canadian Pacific Kansas City Ltd. ....................... Canada 702,500 $ 62,445,225
Health Care Equipment & Supplies 3.2%
a
Boston Scientific Corp. ............................... United States 440,000 20,561,200
Medtronic plc ...................................... United States 720,000 61,480,800
Stryker Corp. ...................................... United States 237,500 77,353,750
159,395,750
Health Care Providers & Services 2.6%
HCA Healthcare, Inc. ................................. United States 100,000 40,259,000
UnitedHealth Group, Inc. .............................. United States 220,000 91,168,000
131,427,000
Health Care REITs 1.5%
Ventas, Inc. ........................................ United States 810,000 75,743,100
Hotels, Restaurants & Leisure 0.5%
McDonald's Corp. ................................... United States 100,000 27,064,000
Household Durables 0.4%
Lennar Corp. , A ..................................... United States 215,000 17,705,250
Household Products 2.0%
Procter & Gamble Co. (The) ........................... United States 700,000 101,143,000
Industrial REITs 1.2%
Prologis, Inc. ....................................... United States 420,000 60,736,200
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc. ............................. United States 322,500 44,624,325
Thermo Fisher Scientific, Inc. .......................... United States 73,000 41,923,900
86,548,225
Machinery 2.0%
Ingersoll Rand, Inc. .................................. United States 390,000 32,518,200
Parker-Hannifin Corp. ................................ United States 70,000 68,357,100
100,875,300
Multi-Utilities 1.0%
CenterPoint Energy, Inc. .............................. United States 1,135,000 47,715,400
Oil, Gas & Consumable Fuels 4.8%
Canadian Natural Resources Ltd. ....................... Canada 625,000 29,800,000
Chevron Corp. ..................................... United States 508,500 100,088,055
Shell plc , ADR ...................................... United States 715,000 65,765,700
Suncor Energy, Inc. .................................. Canada 700,000 47,096,000
242,749,755
Pharmaceuticals 4.2%
AstraZeneca plc .................................... United Kingdom 375,000 63,615,000
Johnson & Johnson ................................. United States 572,500 146,760,375
210,375,375
Real Estate Management & Development 0.7%
a
CBRE Group, Inc. , A ................................. United States 247,500 36,335,475
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc. ................................. United States 170,000 62,459,700
Broadcom, Inc. ..................................... United States 176,000 68,513,280
KLA Corp. ......................................... United States 80,000 14,625,600

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ...................................... United States 146,500 $ 29,409,875
175,008,455
Software 4.9%
Microsoft Corp. ..................................... United States 505,000 234,683,600
Oracle Corp. ....................................... United States 82,500 10,714,275
245,397,875
Specialty Retail 1.6%
Lowe's Cos., Inc. .................................... United States 240,000 49,874,400
Tractor Supply Co. .................................. United States 1,050,000 32,308,500
82,182,900
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc. ........................................ United States 427,500 132,059,025
Dell Technologies, Inc. , C ............................. United States 67,500 27,362,475
159,421,500
Tobacco 2.0%
Philip Morris International, Inc. ......................... United States 517,500 98,749,350
Trading Companies & Distributors 1.1%
United Rentals, Inc. .................................. United States 52,871 57,061,555
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc. ................................... United States 245,000 42,313,950
Total Common Stocks (Cost $ 2,793,666,410 ) ..................................
4,140,364,028
Equity-Linked Securities 9.8%
Aerospace & Defense 0.5%
b
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8% , 7/09/27 ................................. United States 112,000 24,036,959
Broadline Retail 0.5%
b
Mizuho Markets Cayman LP into Amazon.com, Inc. , 144A, 5% ,
8/21/26 ......................................... United States 99,500 26,294,295
Capital Markets 0.6%
b
Wells Fargo Bank NA into Charles Schwab Corp. (The) , 144A,
6.5% , 1/08/27 .................................... United States 275,000 28,646,532
Communications Equipment 0.5%
b
Goldman Sachs Bank USA into Cisco Systems, Inc. , 144A, 7.5% ,
5/14/27 ......................................... United States 259,000 26,280,492
Consumer Finance 0.4%
b
UBS AG into American Express Co. , 144A, 7% , 9/18/26 ...... United States 60,500 20,339,679
Consumer Staples Distribution & Retail 0.4%
b
Toronto-Dominion Bank (The) into BJ's Wholesale Club Holdings,
Inc. , 144A, 6% , 12/29/26 ............................ United States 197,000 18,942,201
Electrical Equipment 0.4%
b
Merrill Lynch BV into Eaton Corp. plc , 144A, 7.5% , 5/21/27 .... United States 48,000 19,335,555
Energy Equipment & Services 0.5%
b
Royal Bank of Canada into Schlumberger NV , 144A, 8.5% ,
10/30/26 ........................................ United States 548,500 22,767,277
Health Care Equipment & Supplies 0.5%
b
Wells Fargo Bank NA into Boston Scientific Corp. , 144A, 8% ,
8/13/27 ......................................... United States 554,000 25,152,320

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Household Durables 0.3%
b
Royal Bank of Canada into Lennar Corp. , 144A, 7% , 9/30/26 ... United States 193,000 $ 16,186,665
Industrial REITs 0.4%
b
Barclays Bank plc into Prologis, Inc. , 144A, 6.5% , 1/28/27 ..... United States 161,500 22,566,496
Life Sciences Tools & Services 1.0%
b
Citigroup Global Markets Holdings, Inc. into Thermo Fisher
Scientific, Inc. , 144A, 6% , 11/06/26 ..................... United States 47,500 27,270,421
b
Toronto-Dominion Bank (The) into Agilent Technologies, Inc. ,
144A, 6% , 10/16/26 ................................ United States 157,000 20,918,972
48,189,393
Machinery 1.0%
b
Barclays Bank plc into Parker-Hannifin Corp. , 144A, 7% , 11/30/26 United States 33,000 29,940,634
b
Wells Fargo Bank NA into Ingersoll Rand, Inc. , 144A, 5% , 8/14/26 United States 257,500 21,443,799
51,384,433
Oil, Gas & Consumable Fuels 0.4%
b
Royal Bank of Canada into Canadian Natural Resources Ltd. ,
144A, 9.5% , 3/10/27 ............................... Canada 445,000 20,439,301
Real Estate Management & Development 0.4%
b
Citigroup Global Markets Holdings, Inc. into CBRE Group, Inc. ,
144A, 7% , 2/26/27 ................................. United States 137,000 20,009,861
Semiconductors & Semiconductor Equipment 0.4%
b
Barclays Bank plc into NVIDIA Corp. , 144A, 8% , 7/23/27 ...... United States 108,000 22,004,547
Software 0.5%
b
Citigroup Global Markets Holdings, Inc. into Microsoft Corp. ,
144A, 8% , 4/09/27 ................................. United States 61,500 27,634,473
Technology Hardware, Storage & Peripherals 0.5%
b
Royal Bank of Canada into Apple, Inc. , 144A, 5.5% , 1/15/27 ... United States 85,000 25,632,638
Trading Companies & Distributors 0.6%
b
Goldman Sachs Bank USA into United Rentals, Inc. , 144A, 9% ,
6/25/27 ......................................... United States 27,500 29,746,020
Total Equity-Linked Securities (Cost $ 477,269,560 ) ............................
495,589,137
Convertible Preferred Stocks 6.2%
Aerospace & Defense 0.7%
Boeing Co. (The) , 6% ................................ United States 492,500 32,903,925
Capital Markets 1.4%
Ares Management Corp. , B , 6.75% ...................... United States 1,725,000 70,932,000
Electric Utilities 2.3%
NextEra Energy, Inc. , 7.375% .......................... United States 770,000 36,729,000
PPL Corp. , 7% ..................................... United States 715,000 33,590,700
Southern Co. (The) , A , 7.125% ......................... United States 947,500 47,043,375
117,363,075
Interactive Media & Services 1.0%
Alphabet, Inc. , A , 6.25% .............................. United States 480,000 24,076,800
Alphabet, Inc. , B , 6.25% .............................. United States 485,000 24,347,000
48,423,800

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 166 .
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software 0.8%
Oracle Corp. , D , 6.5% ................................ United States 992,500 $ 41,565,900
Total Convertible Preferred Stocks (Cost $ 328,270,184 ) ........................
311,188,700
Total Long Term Investments (Cost $ 3,599,206,154 ) ...........................
4,947,141,865
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.1%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.618% ......................................... United States 103,231,347 103,231,347
Total Money Market Funds (Cost $ 103,231,347 ) ...............................
103,231,347
Total Short Term Investments (Cost $ 103,231,347 ) .............................
103,231,347
a
Total Investments (Cost $ 3,702,437,501 ) 100.4% ..............................
$5,050,373,212
Other Assets, less Liabilities (0.4) % .........................................
(18,354,307)
Net Assets 100.0% .........................................................
$5,032,018,905
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $495,589,137, representing 9.8% of net assets.
c
See Note 6 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Floating Rate Daily Access Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.8%
Health Care Providers & Services 0.0%
†
a,b,c
RoTech Medical Corp. ................................ United States 26,267 $ 52,534
Machinery 0.8%
a
UTEX Industries, Inc. ................................ United States 261,340 9,441,743
Total Common Stocks (Cost $26,477,392) ....................................
9,494,277
Management Investment Companies 1.1%
Capital Markets 1.1%
Invesco Senior Loan ETF ............................. United States 613,270 12,504,575
Total Management Investment Companies (Cost $13,115,665) ..................
12,504,575
Principal
Amount
*
Corporate Bonds 5.4%
Aerospace & Defense 0.0%
†
d
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 1/31/34 .. United States 378,000 381,996
Air Freight & Logistics 0.3%
d
Rand Parent LLC , Senior Secured Note , 144A, 8.5% , 2/15/30 .. United States 3,550,000 3,642,034
Capital Markets 0.5%
d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 5,277,000 5,253,884
Chemicals 0.3%
d
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ......................................... United States 3,900,000 3,902,242
Commercial Services & Supplies 0.5%
d
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 1,500,000 1,558,518
d
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.29% ,
4/15/29 ......................................... United States 3,600,000 3,670,430
5,228,948
Construction Materials 0.3%
d
Cemex SAB de CV , Senior Bond , 144A, 5.2% , 9/17/30 ....... Mexico 3,875,000 3,855,891
Containers & Packaging 0.1%
d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 240,000 228,748
d
Mauser Packaging Solutions Holding Co. , Senior Secured Note ,
144A, 7.875% , 4/15/30 .............................. United States 694,000 708,314
937,062
Electric Utilities 0.3%
d
Vistra Operations Co. LLC , Senior Bond , 144A, 5.25% , 10/15/35 United States 4,000,000 3,815,040
Entertainment 0.2%
d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,300,000 2,353,019
Ground Transportation 0.4%
d
Albion Financing 1 SARL / Aggreko Holdings, Inc. , Senior
Secured Note , 144A, 7% , 5/21/30 ..................... Luxembourg 1,100,900 1,122,399
d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 3,300,000 3,169,802
4,292,201

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.1%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 1,320,000 $ 1,354,650
Hotels, Restaurants & Leisure 0.8%
d
Brightstar Lottery plc , Senior Secured Note , 144A, 5.25% , 1/15/29 United States 2,300,000 2,274,720
d
Gaia Purchaser, Inc. , Senior Secured Note , 144A, 7.625% ,
7/15/33 ......................................... United States 762,000 764,743
d
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 5,820,000 5,879,149
8,918,612
Insurance 0.5%
d
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
4.25% , 2/15/29 ................................... United States 1,470,600 1,372,066
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 6.5% , 10/01/31 .............. United States 4,000,000 4,001,623
5,373,689
IT Services 0.2%
d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 1,800,000 1,833,718
Machinery 0.1%
d
Columbus McKinnon Corp. , Senior Secured Note , 144A, 7.125% ,
2/01/33 ......................................... United States 750,000 756,244
Media 0.2%
d
Univision Communications, Inc. , Senior Secured Note , 144A,
8.875% , 4/15/33 ................................... United States 2,932,258 2,841,283
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ........
United States 2,400,000 2,390,262
Software 0.3%
d
Cloud Software Group LLC , Secured Note , 144A, 9% , 9/30/29 . United States 3,900,000 3,824,581
Specialty Retail 0.1%
d
Petco Health & Wellness Co., Inc. , Senior Secured Note , 144A,
8.25% , 2/01/31 ................................... United States 1,515,000 1,520,977
Total Corporate Bonds (Cost $62,195,835) ....................................
62,476,333
Senior Floating Rate Interests 86.1%
e
Aerospace & Defense 1.7%
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term Loan,
B1, 5.731%, (1-month SOFR + 2%), 10/31/31 ............ United States 1,863,823 1,870,858
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term Loan,
B2, 5.731%, (1-month SOFR + 2%), 10/31/31 ............ United States 708,939 711,615
Signia Aerospace LLC, First Lien, 2026 Initial CME Term Loan,
6.196%, (3-month SOFR + 2.5%), 12/11/31 .............. United States 2,617,153 2,621,249
TransDigm, Inc., First Lien, CME Term Loan, J, 6.231%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 4,099,749 4,109,732
TransDigm, Inc., First Lien, CME Term Loan, K, 5.981%, (1-month
SOFR + 2.25%), 3/22/30 ............................ United States 6,153,500 6,161,407
TransDigm, Inc., First Lien, CME Term Loan, M, 6.231%,
(1-month SOFR + 2.5%), 8/19/32 ...................... United States 3,457,742 3,466,473
TransDigm, Inc., First Lien, CME Term Loan, N, 6.231%, (1-month
SOFR + 2.5%), 2/14/33 ............................. United States 1,043,895 1,046,160
19,987,494
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Air Freight & Logistics 0.9%
f
Clue Opco LLC, First Lien, CME Term Loan, B, 8.343%, (3-month
SOFR + 4.5%), 12/19/30 ............................ United States 5,805,366 $ 5,606,794
Rand Parent LLC, First Lien, CME Term Loan, B, 6.732%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 4,461,473 4,474,790
10,081,584
a a a a a a
e
Automobile Components 2.2%
f
Adient US LLC, First Lien, CME Term Loan, B2, 5.731%,
(1-month SOFR + 2%), 1/31/31 ....................... United States 5,857,386 5,867,314
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C, 6.919%, ( 1-month SOFR + 3.25; 3-month SOFR + 3.25),
2/03/33 ......................................... United States 2,800,373 2,810,875
Autokiniton US Holdings, Inc., First Lien, CME Term Loan, B,
7.845%, (1-month SOFR + 4%), 4/06/28 ................ United States 5,272,959 5,277,731
Clarios Global LP, First Lien, 2024 Dollar CME Term Loan,
6.231%, (1-month SOFR + 2.5%), 5/06/30 ............... United States 1,635,187 1,640,910
Clarios Global LP, First Lien, Amendment No. 7 Dollar CME Term
Loan, 6.231%, (1-month SOFR + 2.5%), 1/28/32 .......... United States 4,805,026 4,821,555
DexKo Global, Inc., First Lien, Refinancing 2026 CME Term Loan,
8.823%, (3-month SOFR + 5%), 10/06/31 ................ United States 3,754,391 3,659,349
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan, 8.323%, (3-month SOFR + 4.5%), 10/06/31 ......... United States 1,442,516 1,404,448
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan, 7.23%, (6-month SOFR + 3.5%), 2/19/30 ....... United States 374,041 374,664
25,856,846
a a a a a a
Beverages 0.3%
e
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan, 6.482%, (3-month SOFR + 2.75%), 3/31/31 ......... United States 3,498,782 3,517,133
Biotechnology 0.1%
e
BioMarin Pharmaceutical, Inc., First Lien, Initial CME Term Loan,
B, 5.428%, (6-month SOFR + 1.75%), 4/27/33 ............ United States 1,572,909 1,573,208
e
Broadline Retail 1.0%
Peer Holding III BV, First Lien, CME Term Loan, B4B, 6.232%,
(3-month SOFR + 2.5%), 10/28/30 ..................... Netherlands 472,746 474,577
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.232%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 4,416,097 4,431,002
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.982%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 1,368,224 1,370,447
Victra Holdings LLC, First Lien, Fifth Amendment Incremental
CME Term Loan, 7.482%, (3-month SOFR + 3.75%), 3/30/29 . United States 5,329,870 5,289,923
11,565,949
a a a a a a
e
Building Products 2.5%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan, 6.731%, (1-month SOFR + 3%), 9/08/32 ... United States 4,484,398 4,495,609
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C,
8.164%, (3-month SOFR + 4.5%), 5/15/31 ............... United States 2,624,486 1,208,904
Cornerstone Building Brands, Inc., First Lien, New CME Term
Loan, B, 7.014%, (3-month SOFR + 3.25%), 4/12/28 ....... United States 4,384,841 2,244,513
Groundworks LLC, First Lien, Initial CME Term Loan, 7.224%,
(1-month SOFR + 3.5%), 3/14/31 ...................... United States 1,421,454 1,425,896
MIWD Holdco II LLC, First Lien, 2024 Incremental CME Term
Loan, 6.481%, (1-month SOFR + 2.75%), 3/28/31 ......... United States 3,588,084 3,545,476
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1, 5.981%,
(1-month SOFR + 2.25%), 4/14/31 ..................... United States 4,391,512 4,398,714

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Building Products (continued)
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.981%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 6,369,481 $ 6,387,379
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3, 5.981%,
(1-month SOFR + 2.25%), 2/10/32 ..................... United States 3,950,000 3,957,406
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.731%, (1-month SOFR + 3%), 3/30/29 ............ United States 667,699 672,083
28,335,980
a a a a a a
e
Capital Markets 1.9%
Aretec Group, Inc., First Lien, CME Term Loan, B4, 6.731%,
(1-month SOFR + 3%), 8/09/30 ....................... United States 4,588,077 4,602,644
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan, 7.644%, (1-month SOFR + 4%), 11/28/31 .. United States 5,276,889 5,304,751
GIH Borrower LLC, First Lien, CME Term Loan, B, 6.232%,
(3-month SOFR + 2.5%), 11/26/31 ..................... United States 1,675,276 1,643,864
GTCR Everest Borrower LLC, First Lien, 2026-1 CME Term Loan,
5.982%, (3-month SOFR + 2.25%), 9/05/31 .............. United States 1,960,348 1,958,858
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/31 ................ United States 5,208,658 5,194,230
Nexus Buyer LLC, First Lien, Amendment No. 10 CME Term
Loan, 7.731%, (1-month SOFR + 4%), 7/31/31 ............ United States 2,073,044 2,033,750
Victory Capital Holdings, Inc., First Lien, CME Term Loan, B3,
5.482%, (3-month SOFR + 1.75%), 9/23/32 .............. United States 1,488,750 1,488,847
22,226,944
a a a a a a
e
Chemicals 1.5%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.181%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 1,785,337 1,664,827
Indicor LLC, First Lien, Dollar CME Term Loan, E, 6.231%,
(1-month SOFR + 2.5%), 11/22/29 ..................... United States 2,877,124 2,882,432
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan,
6.981%, (1-month SOFR + 3.25%), 2/18/30 .............. Luxembourg 1,439,559 1,368,034
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1,
8.081%, (1-month SOFR + 4.25%), 4/02/29 .............. United States 3,507,723 3,025,411
Lummus Technology Holdings V LLC, First Lien, Amendment No.
4 Refinancing CME Term Loan, B, 6.231%, (1-month SOFR +
2.5%), 12/31/29 ................................... United States 3,030,136 3,013,713
f
SCIH Salt Holdings, Inc., First Lien, CME Term Loan, B, 6.967%,
(12-month SOFR + 3%), 7/30/31 ...................... United States 2,941,177 2,927,088
SCIH Salt Holdings, Inc., First Lien, CME Term Loan, B1, 6.35%,
(6-month SOFR + 2.75%), 1/31/29 ..................... United States 3,000,624 2,985,621
17,867,126
a a a a a a
e
Commercial Services & Supplies 4.7%
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan, 6.981%, (1-month SOFR +
3.25%), 8/20/32 ................................... United States 6,735,104 6,761,068
Aramark Services, Inc., First Lien, U.S. CME Term Loan, B10,
5.481%, (1-month SOFR + 1.75%), 6/24/30 .............. United States 1,724,189 1,728,500
Camelot US Acquisition LLC, First Lien, Incremental CME Term
Loan, 6.981%, (1-month SOFR + 3.25%), 1/31/31 ......... United States 3,000,000 2,821,500
f
EnergySolutions LLC, First Lien, CME Term Loan, B, 6.842%,
(12-month SOFR + 3%), 7/25/33 ...................... United States 1,228,070 1,231,908
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.231%, (1-month SOFR + 2.5%), 10/23/28 ... United States 5,920,619 5,930,684
Madison IAQ LLC, First Lien, 2026 Repriced CME Term Loan,
5.47%, (6-month SOFR + 1.75%), 5/06/32 ............... United States 3,823,943 3,824,077

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Commercial Services & Supplies (continued)
f
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B, 8.863%, (3-month SOFR + 5%), 2/03/33 .............. United States 9,915,942 $ 9,872,014
Pitney Bowes, Inc., First Lien, CME Term Loan, B, 7.482%,
(3-month SOFR + 3.75%), 3/19/32 ..................... United States 7,996,504 8,010,058
Prime Security Services Borrower LLC, First Lien, 2024-1
Refinancing CME Term Loan, B1, 5.664%, (1-month SOFR +
2%), 10/15/30 .................................... United States 4,531,986 4,526,751
Reworld Holding Corp., First Lien, 2025 Incremental CME Term
Loan, 5.99%, (1-month SOFR + 2.25%), 1/15/31 .......... United States 2,261,364 2,264,665
Rosen International SARL, First Lien, Second Amendment
Refinancing CME Term Loan, 5.732%, (3-month SOFR + 2%),
3/26/31 ......................................... Luxembourg 4,218,287 4,218,118
Spin Holdco, Inc., First Lien, Initial CME Term Loan, 7.417%,
(12-month SOFR + 4%), 9/04/30 ...................... United States 4,057,166 3,018,370
54,207,713
a a a a a a
Communications Equipment 0.1%
e
Delta Topco, Inc., First Lien, Fourth Amendment Refinancing CME
Term Loan, 6.402%, (3-month SOFR + 2.75%), 11/30/29 .... United States 1,816,204 1,743,148
e
Construction & Engineering 2.4%
Artera Services LLC, First Lien, CME Term Loan, C, 8.231%,
(1-month SOFR + 4.5%), 2/18/31 ...................... United States 8,011,226 7,104,235
Azuria Water Solutions, Inc., First Lien, Initial CME Term Loan,
6.394%, (1-month SOFR + 2.75%), 4/25/33 .............. United States 3,933,437 3,929,267
Brand Industrial Services, Inc., First Lien, CME Term Loan, C,
8.163%, (3-month SOFR + 4.5%), 8/01/30 ............... United States 6,145,203 4,921,939
Chromalloy Corp., First Lien, CME Term Loan, 6.484%, (3-month
SOFR + 2.75%), 3/27/31 ............................ United States 3,774,415 3,792,646
DG Investment Intermediate Holdings 2, Inc., First Lien, Closing
Date Initial CME Term Loan, 6.981%, (1-month SOFR + 3.25%),
7/09/32 ......................................... United States 934,899 937,821
Dycom Industries, Inc., First Lien, CME Term Loan, B, 5.401%,
(3-month SOFR + 1.75%), 1/27/33 ..................... United States 365,044 365,957
ITG Communications LLC , First Lien, Initial CME Term Loan,
8.481%, (1-month SOFR + 4.75%), 7/09/31 .............. United States 2,062,588 2,064,300
Red SPV LLC, First Lien, Initial CME Term Loan, 5.974%,
(1-month SOFR + 2.25%), 3/15/32 ..................... United Kingdom 2,703,191 2,709,949
Zekelman Industries, Inc., First Lien, 2024 CME Term Loan,
5.981%, (1-month SOFR + 2.25%), 1/24/31 .............. United States 1,331,334 1,332,905
27,159,019
a a a a a a
Consumer Finance 0.2%
e
Shift4 Payments LLC, First Lien, Amendment No. 3 Refinancing
CME Term Loan, 5.732%, (3-month SOFR + 2%), 7/06/32 ... United States 1,889,460 1,888,289
Consumer Staples Distribution & Retail 0.1%
e
Boots Group Finco LP, First Lien, Closing Date Dollar CME Term
Loan, 6.92%, (3-month SOFR + 3.25%), 8/30/32 .......... United Kingdom 1,239,446 1,245,383
e
Containers & Packaging 2.0%
Charter Next Generation, Inc., First Lien, Initial CME Term Loan,
6.167%, (1-month SOFR + 2.5%), 11/29/30 .............. United States 6,652,507 6,668,738
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.981%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 7,002,799 6,705,180
Graham Packaging Co., Inc., First Lien, Initial CME Term Loan,
5.981%, (1-month SOFR + 2.25%), 1/26/33 .............. United States 834,961 836,168

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.152%, (1-month SOFR + 3.5%), 4/15/30 ...... United States 3,694,033 $ 3,671,204
ProAmpac PG Borrower LLC, First Lien, Initial USD CME Term
Loan, 7.777%, (3-month SOFR + 4%), 3/07/33 ............ United States 5,533,477 5,425,104
23,306,394
a a a a a a
e
Distributors 1.1%
f
ADI Global Distribution Funding LLC, First Lien, CME Term Loan,
B, 6.457%, (12-month SOFR + 2.75%), 6/17/33 ........... United States 433,497 434,583
BCPE Empire Holdings, Inc., First Lien, Amendment No. 8
Incremental CME Term Loan, 6.981%, (1-month SOFR +
3.25%), 12/11/30 .................................. United States 5,134,085 5,082,745
Core & Main LP, First Lien, CME Term Loan, E, 5.656%, (3-month
SOFR + 2%), 2/10/31 ............................... United States 1,710,757 1,714,674
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.732%, (3-month SOFR + 4%), 11/30/30 ........... United States 5,722,118 5,446,741
12,678,743
a a a a a a
e
Diversified Consumer Services 1.2%
Ascend Learning LLC, First Lien, Initial CME Term Loan, 6.731%,
(1-month SOFR + 3%), 12/11/28 ...................... United States 4,318,631 4,275,121
Belron Finance 2019 LLC, First Lien, CME Term Loan, B, 5.657%,
(3-month SOFR + 2%), 10/16/31 ...................... United States 2,262,316 2,263,504
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan, 6.669%, (6-month SOFR + 3%),
5/04/28 ......................................... United States 3,463,346 3,461,494
Spring Education Group, Inc., First Lien, CME Term Loan,
6.982%, (3-month SOFR + 3.25%), 9/30/30 .............. United States 1,496,087 1,496,184
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan, 6.231%,
(1-month SOFR + 2.5%), 1/30/31 ...................... United States 2,128,417 2,135,887
13,632,190
a a a a a a
Diversified Telecommunication Services 0.2%
e,f
QTS Thunder Managing Issuer LLC, First Lien, CME Term Loan,
B, 6.24%, (12-month SOFR + 2.25%), 7/22/33 ............ United States 1,872,400 1,848,995
e
Electric Utilities 0.8%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.481%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 2,969,773 2,960,923
Hamilton Projects Acquiror LLC, First Lien, Initial CME Term Loan,
6.231%, (1-month SOFR + 2.5%), 5/30/31 ............... United States 1,536,717 1,542,264
f
Pathfinder Power LLC, First Lien, CME Term Loan, B, 5.707%,
(12-month SOFR + 2%), 6/22/33 ...................... United States 4,231,708 4,228,407
8,731,594
a a a a a a
Electrical Equipment 0.3%
e,f
Dwyer Instruments LLC, First Lien, CME Term Loan, B, 6.467%,
(12-month SOFR + 2.5%), 7/25/33 ..................... United States 3,377,934 3,378,998
e
Electronic Equipment, Instruments & Components 0.7%
a
Belden, Inc., First Lien, Initial CME Term Loan, 5.981%, (1-month
SOFR + 2.25%), 7/01/33 ............................ United States 1,802,108 1,813,371
a
MX Holdings US, Inc., First Lien, Senior USD CME Term Loan, B,
5.731%, (1-month SOFR + 2%), 3/17/32 ................ United States 1,256,940 1,264,010
Sanmina Corp., First Lien, Incremental CME Term Loan, B1,
5.397%, (1-month SOFR + 1.75%), 10/27/32 ............. United States 2,988,679 2,998,632

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Electronic Equipment, Instruments & Components (continued)
TTM Technologies, Inc., First Lien, 2026 CME Term Loan, B,
5.397%, (1-month SOFR + 1.75%), 5/30/30 .............. United States 1,856,066 $ 1,861,476
7,937,489
a a a a a a
e
Entertainment 2.8%
Banijay US Holding, Inc., First Lien, USD CME Term Loan, B5,
5.914%, (1-month SOFR + 2.25%), 7/04/33 .............. France 1,704,536 1,703,471
Crown Finance US, Inc., First Lien, Initial CME Term Loan,
8.167%, (1-month SOFR + 4.5%), 12/02/31 .............. United Kingdom 3,780,905 3,800,206
Discovery Global Holdings, Inc., First Lien, Initial Dollar CME
Term Loan, 6.231%, (1-month SOFR + 2.5%), 6/03/33 ...... United States 3,176,160 3,182,449
f
OAK-Eagle Acquireco, Inc., First Lien, CME Term Loan, B1,
6.967%, (12-month SOFR + 3.5%), 3/23/33 .............. United States 5,300,000 5,338,769
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.595%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 2,949,169 2,895,288
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B7,
5.412%, (3-month SOFR + 1.75%), 11/21/31 ............. United States 15,594,016 15,585,206
32,505,389
a a a a a a
e
Financial Services 3.8%
Belfor Holdings, Inc., First Lien, Replacement CME Term Loan,
B5, 6.481%, (1-month SOFR + 2.75%), 11/01/30 .......... United States 3,486,535 3,498,145
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan,
7.232%, (3-month SOFR + 3.5%), 8/16/32 ............... United States 4,976,780 4,984,419
Hudson River Trading LLC, First Lien, CME Term Loan, B2,
6.167%, (1-month SOFR + 2.5%), 3/18/30 ............... United States 7,195,254 7,190,937
Orion US Finco, Inc., First Lien, Initial CME Term Loan, 7.263%,
(3-month SOFR + 3.5%), 10/08/32 ..................... United States 6,152,702 6,180,912
Osaic Holdings, Inc., First Lien, CME Term Loan, B1, 6.232%,
(3-month SOFR + 2.5%), 7/30/32 ...................... United States 10,502,710 10,451,562
Priority Holdings LLC, First Lien, CME Term Loan, B, 7.481%,
(1-month SOFR + 3.75%), 7/30/32 ..................... United States 3,749,903 3,715,929
Red Planet Borrower LLC, First Lien, Initial CME Term Loan,
7.481%, (1-month SOFR + 3.75%), 9/08/32 .............. United States 4,259,350 4,274,662
f
Saphilux SARL, First Lien, USD CME Term Loan, B, 6.729%, (1-
day SOFR + 3; 6-month SOFR + 3), 7/18/28 ............. Luxembourg 727,273 729,393
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B,
6.195%, (6-month SOFR + 2.5%), 10/07/32 .............. Luxembourg 2,618,421 2,622,781
43,648,740
a a a a a a
e
Food Products 0.4%
Chobani LLC, First Lien, Closing Date CME Term Loan, 5.981%,
(1-month SOFR + 2.25%), 10/28/32 .................... United States 3,418,106 3,435,196
Nourish Buyer I, Inc., First Lien, 2026-1 CME Term Loan, 7.763%,
(3-month SOFR + 4%), 7/09/32 ....................... United States 1,542,889 1,555,433
4,990,629
a a a a a a
e
Ground Transportation 1.8%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan, 6.632%, (3-month SOFR + 3%), 5/21/31 ....... United Kingdom 3,786,376 3,809,095
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B,
5.982%, (3-month SOFR + 2.25%), 8/15/30 .............. United States 7,259,115 7,276,609
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4, 6.981%, (1-month SOFR + 3.25%), 1/25/29 ...... United States 6,241,493 6,261,028
g
LaserShip, Inc., First Lien, CME Term Loan, B1, PIK, 8.494%,
(3-month SOFR + 4.5%), 8/10/29 ...................... United States 2,391,398 1,334,902
g
LaserShip, Inc., First Lien, CME Term Loan, D, PIK, 8.494%,
(3-month SOFR + 4.5%), 8/10/29 ...................... United States 5,561,934 458,860

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Ground Transportation (continued)
Savage Enterprises LLC, First Lien, Amendment No. 8 CME Term
Loan, 5.675%, (1-month SOFR + 2%), 8/05/32 ............ United States 567,684 $ 569,015
f
Student Transportation of America Holdings, Inc., First Lien, CME
Term Loan, B, 6.467%, (12-month SOFR + 2.5%), 6/24/32 ... United States 1,035,503 1,040,520
20,750,029
a a a a a a
e
Health Care Equipment & Supplies 1.9%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.481%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 2,797,081 2,809,667
Medline Borrower LP, First Lien, 2030 Refinanced CME Term
Loan, 5.231%, (1-month SOFR + 1.5%), 5/30/33 .......... United States 2,673,051 2,666,208
TPG, Inc., First Lien, CME Term Loan, B, 5.995%, (3-month
SOFR + 2.25%), 4/07/33 ............................ United States 16,500,000 16,246,230
21,722,105
a a a a a a
e
Health Care Providers & Services 5.6%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan, 7.22%, (1-month SOFR + 3.375%), 12/23/27 ........ United States 3,294,449 3,081,084
ADMI Corp., First Lien, Amendment No. 5 CME Term Loan,
7.595%, (1-month SOFR + 3.75%), 12/23/27 ............. United States 3,822,312 3,584,201
ADMI Corp., First Lien, CME Term Loan, B5, 9.481%, (1-month
SOFR + 5.75%), 12/23/27 ........................... United States 1,139,610 1,089,274
Charlotte Buyer, Inc., First Lien, Third Refinancing CME Term
Loan, 8.148%, (1-month SOFR + 4.5%), 6/30/31 .......... United States 9,497,467 9,520,925
CNT Holdings I Corp., First Lien, 2025 Replacement CME Term
Loan, 6.073%, (3-month SOFR + 2.25%), 11/08/32 ........ United States 6,893,270 6,915,948
Concentra Health Services, Inc., First Lien, CME Term Loan, B1,
5.731%, (1-month SOFR + 2%), 7/28/31 ................ United States 454,630 455,103
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan, 8.073%, (3-month SOFR + 4.25%), 3/26/29 ..... United States 7,556,517 7,018,115
LifePoint Health, Inc., First Lien, CME Term Loan, B1, 7.503%,
(3-month SOFR + 3.75%), 5/19/31 ..................... United States 3,663,513 3,503,235
McKesson Medical-Surgical Top Holdings, Inc., First Lien,
Amendment No. 1 CME Term Loan, B, 5.982%, (3-month SOFR
+ 2.25%), 6/09/32 ................................. United States 871,161 873,069
Medical Solutions Holdings, Inc., First Lien, Initial First-Out CME
Term Loan, A1, 9.173%, (3-month SOFR + 5.25%), 11/01/30 . United States 509,128 357,237
Medical Solutions Holdings, Inc., First Lien, Initial First-Out CME
Term Loan, A2, 9.173%, (3-month SOFR + 5.25%), 11/01/30 . United States 441,004 298,780
Medical Solutions Holdings, Inc., First Lien, Initial Second-Out
CME Term Loan, 7.423%, (3-month SOFR + 3.5%), 11/01/30 . United States 1,499,413 189,923
Medical Solutions Holdings, Inc., First Lien, Initial Third-Out CME
Term Loan, 10.796%, (3-month SOFR + 7%), 11/03/31 ...... United States 529,205 77,618
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan, 7.413%, (3-month SOFR + 3.75%), 12/31/30 United States 803,439 805,648
MPH Acquisition Holdings LLC, First Lien, Second Out CME Term
Loan, 8.525%, (3-month SOFR + 4.6%), 12/31/30 ......... United States 2,216,253 1,918,632
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.232%,
(3-month SOFR + 4.5%), 4/16/32 ...................... United States 7,245,250 6,364,046
g
Pathway Vet Alliance LLC, First Lien, CME Term Loan, B, PIK,
8.663%, (3-month SOFR + 5%), 6/30/28 ................ United States 8,182,781 6,217,550
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B6, 5.731%,
(1-month SOFR + 2%), 2/21/31 ....................... United States 2,697,502 2,701,711
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan, 6.231%, (1-month SOFR + 2.5%), 12/19/30 ..... United States 905,208 905,426
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan,
7.761%, (1-month SOFR + 4%), 10/02/28 ................ United States 5,199,496 5,215,172

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Health Care Providers & Services (continued)
f,h
US Fertility Enterprises LLC, First Lien, Delayed Draw CME Term
Loan, 7.152%, (3-month SOFR + 3.5%), 12/30/32 ......... United States 307,684 $ 309,318
US Fertility Enterprises LLC, First Lien, Initial CME Term Loan,
6.975%, (3-month SOFR + 3.25%), 12/10/32 ............. United States 3,204,356 3,221,371
64,623,386
a a a a a a
e
Health Care Technology 1.7%
AthenaHealth Group, Inc., First Lien, Fourth Amendment CME
Term Loan, 6.981%, (1-month SOFR + 3.25%), 2/16/32 ..... United States 10,315,031 10,258,092
Cotiviti, Inc., First Lien, Amendment No. 2 CME Term Loan,
6.397%, (1-month SOFR + 2.75%), 3/26/32 .............. United States 3,663,000 3,431,132
Cotiviti, Inc., First Lien, New CME Term Loan, B, 6.397%,
(1-month SOFR + 2.75%), 5/01/31 ..................... United States 6,284,491 5,912,135
19,601,359
a a a a a a
e
Hotels, Restaurants & Leisure 7.3%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.981%, (1-month SOFR + 2.25%), 2/06/30 ... United States 6,401,727 6,196,071
Dave & Buster's, Inc., First Lien, 2024 Incremental CME Term
Loan, B, 6.938%, (3-month SOFR + 3.25%), 11/03/31 ...... United States 3,581,772 2,904,978
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B, 6.938%, (3-month SOFR + 3.25%), 6/29/29 ....... United States 2,200,000 1,936,000
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.981%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 3,266,750 3,271,536
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.482%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 4,387,944 4,356,132
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan,
7.481%, (1-month SOFR + 3.75%), 1/28/32 .............. United States 11,592,823 11,490,053
f
Gaia Purchaser, Inc., First Lien, 2026 CME Term Loan, B,
7.836%, (12-month SOFR + 4%), 6/23/33 ................ United States 1,002,457 1,002,457
f
Golden State Foods LLC, First Lien, Initial CME Term Loan,
7.232%, (3-month SOFR + 3.5%), 12/04/31 .............. United States 2,835,978 2,844,670
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.427%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 11,729,589 11,634,286
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan, 5.644%, (1-month SOFR + 2%), 8/02/28 ............ United States 2,898,590 2,895,575
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.231%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 6,688,427 6,708,860
Light & Wonder International, Inc., First Lien, CME Term Loan,
B3, 5.667%, (1-month SOFR + 2%), 4/16/29 ............. United States 4,256,202 4,266,842
Ontario Gaming GTA LP, First Lien, CME Term Loan, B, 7.982%,
(3-month SOFR + 4.25%), 8/01/30 ..................... Canada 9,629,148 9,246,389
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 5.731%,
(1-month SOFR + 2%), 5/30/33 ....................... United States 3,443,025 3,437,946
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.731%, (1-month SOFR + 2%), 11/03/32 United States 3,955,781 3,947,870
Raising Cane's Restaurants LLC, First Lien, Second Amendment
New CME Term Loan, 5.664%, (1-month SOFR + 2%), 6/06/33 United States 1,327,434 1,323,286
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.752%, (1-month SOFR + 3; 3-month SOFR
+ 3), 4/04/29 ..................................... United States 2,661,938 2,598,052
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B, 6.231%, (1-month SOFR + 2.5%), 8/03/28 ........ United States 2,338,329 2,341,860
a,f
Whatabrands LLC, First Lien, CME Term Loan, B, 6.967%,
(12-month SOFR + 3%), 8/01/33 ...................... United States 1,405,385 1,408,898
83,811,761
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Household Durables 0.8%
AI Aqua Merger Sub, Inc., First Lien, Initial USD CME Term Loan,
B, 6.152%, (1-month SOFR + 2.5%), 7/05/33 ............. United States 4,372,521 $ 4,378,599
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.732%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 5,118,318 5,125,253
9,503,852
a a a a a a
Household Products 0.0%
†
e
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.667%, (1-month SOFR + 2%), 3/19/32 ................ United States 341,394 341,823
e
Independent Power and Renewable Electricity Producers 1.0%
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B, 5.479%, (3-month SOFR + 1.75%), 12/15/31 .. United States 1,060,090 1,058,213
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.823%, (3-month SOFR + 2%), 11/25/32 ..... United States 1,025,773 1,016,238
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B,
5.479%, (3-month SOFR + 1.75%), 11/25/32 ............. United States 9,673,471 9,623,073
11,697,524
a a a a a a
e
Insurance 7.9%
Acrisure LLC, First Lien, 2025 Refinancing CME Term Loan, B,
6.981%, (1-month SOFR + 3.25%), 6/21/32 .............. United States 1,676,496 1,513,876
Acrisure LLC, First Lien, CME Term Loan, B6, 6.731%, (1-month
SOFR + 3%), 11/06/30 .............................. United States 10,696,324 9,819,225
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 6.144%, (1-month SOFR + 2.5%), 9/19/31 .......... United States 9,089,200 9,063,613
AmWINS Group, Inc., First Lien, 2026 Refinancing CME Term
Loan, 5.732%, (3-month SOFR + 2%), 1/30/32 ............ United States 4,468,133 4,435,314
Asurion LLC, First Lien, New CME Term Loan, B10, 7.763%,
(3-month SOFR + 4%), 8/21/28 ....................... United States 2,356,821 2,364,186
Asurion LLC, First Lien, New CME Term Loan, B11, 8.173%,
(3-month SOFR + 4.25%), 8/21/28 ..................... United States 469,718 471,010
Asurion LLC, Second Lien, New CME Term Loan, B4, 9.334%,
(3-month SOFR + 5.25%), 1/19/29 ..................... United States 4,169,499 4,144,920
Broadstreet Partners Group LLC, First Lien, 2024 CME Term
Loan, B, 6.231%, (1-month SOFR + 2.5%), 6/16/31 ........ United States 7,152,817 7,044,953
CRC Insurance Group LLC, First Lien, CME Term Loan, B,
6.482%, (3-month SOFR + 2.75%), 5/06/31 .............. United States 6,146,024 6,061,516
HUB International Ltd., First Lien, 2025 Incremental CME Term
Loan, 5.984%, (3-month SOFR + 2.25%), 6/20/30 ......... United States 20,820,770 20,856,979
OneDigital Borrower LLC, First Lien, 2025 Refinancing CME Term
Loan, 6.731%, (1-month SOFR + 3%), 7/02/31 ............ United States 8,323,425 8,175,185
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan, 6.231%, (1-month SOFR + 2.5%), 7/31/31 .. United States 17,419,111 17,322,087
91,272,864
a a a a a a
e
IT Services 2.7%
Barracuda Networks, Inc., First Lien, Initial CME Term Loan,
8.323%, (3-month SOFR + 4.5%), 8/15/29 ............... United States 4,486,186 3,032,056
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.675%, (1-month SOFR + 3%), 6/27/31 ................ United States 6,416,017 6,413,322
Gainwell Acquisition Corp., First Lien, CME Term Loan, B,
7.832%, (3-month SOFR + 4%), 10/01/27 ................ United States 5,270,542 5,234,307
Kaseya, Inc., First Lien, Initial CME Term Loan, 7.073%, (3-month
SOFR + 3.25%), 3/22/32 ............................ United States 6,057,886 4,582,973
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
7.981%, (1-month SOFR + 4.25%), 12/31/31 ............. United States 12,571,963 11,280,194

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
IT Services (continued)
Tempo Acquisition LLC, First Lien, Seventh Incremental CME
Term Loan, 5.481%, (1-month SOFR + 1.75%), 8/31/28 ..... United States 844,332 $ 726,391
31,269,243
a a a a a a
e
Machinery 1.3%
Columbus McKinnon Corp., First Lien, Initial CME Term Loan,
7.232%, (3-month SOFR + 3.5%), 2/03/33 ............... United States 790,541 793,343
CompoSecure Holdings LLC, First Lien, Initial CME Term Loan,
5.918%, (3-month SOFR + 2.25%), 1/14/33 .............. United States 1,505,376 1,502,908
Engineered Machinery Holdings, Inc., First Lien, 2026 USD
Refinancing CME Term Loan, 6.491%, (3-month SOFR +
2.75%), 11/26/32 .................................. United States 2,595,335 2,606,326
a,f
Hillman Group, Inc. (The), First Lien, 2026 Initial CME Term Loan,
5.667%, (1-month SOFR + 2%), 7/22/33 ................ United States 1,111,111 1,113,889
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
6.704%, (6-month SOFR + 2.75%), 4/30/30 .............. Germany 5,472,137 5,500,428
f
Tulip Holdco (DE) LLC, First Lien, CME Term Loan, B, 8.217%,
(12-month SOFR + 4.25%), 7/21/33 .................... United States 3,833,333 3,830,956
15,347,850
a a a a a a
e
Media 2.5%
Cengage Learning, Inc., First Lien, 2026 Refinancing CME Term
Loan, 6.676%, (1-month SOFR + 3; 3-month SOFR + 3),
3/24/31 ......................................... United States 2,311,600 2,297,707
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.845%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 2,405,151 2,414,808
CMG Media Corp., First Lien, CME Term Loan, 7.332%, (3-month
SOFR + 3.5%), 6/18/29 ............................. United States 8,625,542 8,024,988
DIRECTV Financing LLC, First Lien, 2026 Refinancing CME Term
Loan, B, 8.323%, (3-month SOFR + 4.5%), 8/02/29 ........ United States 596,154 600,542
Gray Media, Inc., First Lien, CME Term Loan, D, 6.761%,
(1-month SOFR + 3%), 12/01/28 ...................... United States 1,272,776 1,280,063
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B, 9.62%, (1-month SOFR + 5.775%), 5/01/29 ....... United States 3,803,986 3,536,508
McGraw-Hill Education, Inc., First Lien, CME Term Loan, B,
6.231%, (1-month SOFR + 2.5%), 8/06/31 ............... United States 899,005 900,628
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.231%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 3,291,688 3,283,475
Nexstar Media, Inc., First Lien, CME Term Loan, B7, 6.481%,
(1-month SOFR + 2.75%), 3/18/33 ..................... United States 3,050,000 3,050,473
Univision Communications, Inc., First Lien, 2024 Replacement
CME Term Loan, 7.345%, (1-month SOFR + 3.5%), 1/23/29 .. United States 3,191,858 3,173,903
28,563,095
a a a a a a
e
Oil, Gas & Consumable Fuels 0.2%
CPPIB OVM Member US LLC, First Lien, Initial CME Term Loan,
5.982%, (3-month SOFR + 2.25%), 8/20/31 .............. United States 75,374 75,536
UGI Energy Services LLC, First Lien, Refinancing CME Term
Loan, 5.731%, (1-month SOFR + 2%), 2/22/30 ............ United States 2,752,719 2,759,601
2,835,137
a a a a a a
Passenger Airlines 0.8%
e
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.979%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 8,802,751 8,812,170

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Personal Care Products 0.1%
e
Prestige Brands, Inc., First Lien, Delayed Draw CME Term Loan,
B, 5.731%, (1-month SOFR + 2%), 6/13/33 .............. United States 841,204 $ 844,623
e
Pharmaceuticals 0.3%
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.481%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 1,209,975 1,213,218
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.156%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 2,451,518 2,455,686
3,668,904
a a a a a a
e
Professional Services 2.0%
AlixPartners LLP, First Lien, 2025 Dollar CME Term Loan,
5.731%, (1-month SOFR + 2%), 8/12/32 ................ United States 7,814,136 7,797,062
f
CHG Healthcare Services, Inc., First Lien, Amendment No. 8
Refinancing CME Term Loan, 6.823%, (3-month SOFR + 3%),
9/29/31 ......................................... United States 4,479,757 4,481,168
Grant Thornton Advisors LLC, First Lien, 2025 Incremental CME
Term Loan, 6.481%, (1-month SOFR + 2.75%), 6/02/31 ..... United States 9,532,661 9,007,459
Ingenovis Health, Inc., First Lien, Initial CME Term Loan, 8.906%,
(3-month SOFR + 5.25%), 5/27/32 ..................... United States 2,033,507 1,455,656
22,741,345
a a a a a a
Real Estate Management & Development 0.1%
e
Cushman & Wakefield US Borrower LLC, First Lien, Amendment
No. 14 CME Term Loan, 5.981%, (1-month SOFR + 2.25%),
6/13/33 ......................................... United States 1,060,668 1,062,434
Semiconductors & Semiconductor Equipment 0.1%
e
MKS Instruments, Inc., First Lien, 2026-1 Dollar CME Term Loan,
B, 5.417%, (1-month SOFR + 1.75%), 2/04/33 ............ United States 1,451,243 1,452,752
e
Software 11.4%
Avalara, Inc., First Lien, First Amendment CME Term Loan,
6.232%, (3-month SOFR + 2.5%), 3/26/32 ............... United States 7,751,699 7,326,247
Boxer Parent Co., Inc., First Lien, 2031 Replacement Dollar CME
Term Loan, 6.416%, (3-month SOFR + 2.75%), 7/30/31 ..... United States 2,863,750 2,615,563
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan, 6.982%, (3-month SOFR + 3.25%), 7/06/29 ......... United States 5,326,132 2,796,219
Cloud Software Group LLC, First Lien, Incremental CME Term
Loan, B, 6.982%, (3-month SOFR + 3.25%), 3/21/31 ....... United States 6,678,419 6,072,719
Cloud Software Group LLC, First Lien, Initial Dollar CME Term
Loan, B, 6.982%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 4,584,245 4,118,807
Cloudera, Inc., First Lien, Initial CME Term Loan, 7.494%,
(1-month SOFR + 3.75%), 10/09/28 .................... United States 6,013,015 5,340,339
Cloudera, Inc., Second Lien, Initial CME Term Loan, 9.831%,
(1-month SOFR + 6%), 10/10/29 ...................... United States 3,000,000 2,135,415
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan, 7.426%,
(1-month SOFR + 3.75%), 12/09/31 .................... United States 3,127,474 3,068,834
f,h
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan, 8.12%, (1-day SOFR + 4.5%), 11/17/31 .... United States 302,853 303,042
Dayforce Bidco LLC, First Lien, Initial CME Term Loan, 6.823%,
(3-month SOFR + 3%), 2/04/33 ....................... United States 12,500,000 11,658,437
ECI Macola/Max Holding LLC, First Lien, 2025 Repricing CME
Term Loan, 6.482%, (3-month SOFR + 2.75%), 5/09/30 ..... United States 6,263,341 5,987,378
Epicor Software Corp., First Lien, CME Term Loan, E, 6.481%,
(1-month SOFR + 2.75%), 5/30/31 ..................... United States 10,313,275 9,864,750
Gen Digital, Inc., First Lien, CME Term Loan, B, 5.481%, (1-month
SOFR + 1.75%), 9/12/29 ............................ United States 3,486,202 3,458,749

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Software (continued)
a
IGT Holding IV AB, First Lien, CME Term Loan, B8, 6.732%,
(3-month SOFR + 3%), 9/02/31 ....................... Sweden 3,415,348 $ 3,398,271
Imprivata, Inc., First Lien, 2026 Extended CME Term Loan,
7.484%, (3-month SOFR + 3.75%), 12/03/29 ............. United States 1,958,200 1,970,233
McAfee Corp., First Lien, CME Term Loan, B1, 6.731%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 11,653,814 10,573,797
a
Mermaid Bidco, Inc., First Lien, USD CME Term Loan, B, 6.908%,
(3-month SOFR + 3.25%), 7/03/31 ..................... United States 4,902,075 4,846,927
PointClickCare Technologies, Inc., First Lien, 2025 CME Term
Loan, 6.573%, (3-month SOFR + 2.75%), 11/03/31 ........ Canada 2,304,254 2,295,970
Project Boost Purchaser LLC, First Lien, Initial CME Term Loan,
6.482%, (3-month SOFR + 2.75%), 7/16/31 .............. United States 2,747,620 2,693,808
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan,
6.732%, (3-month SOFR + 3%), 8/31/28 ................ United States 10,393,854 10,226,617
Rocket Software, Inc., First Lien, CME Term Loan, 7.481%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 5,066,622 4,890,887
Sovos Compliance LLC, First Lien, Amendment No. 3
Replacement CME Term Loan, 6.981%, (1-month SOFR +
3.25%), 8/13/29 ................................... United States 3,656,919 3,512,928
UKG, Inc., First Lien, Initial CME Term Loan, 6.073%, (3-month
SOFR + 2.25%), 2/10/31 ............................ United States 19,650,520 18,892,796
a
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
5.644%, (1-month SOFR + 2%), 10/22/29 ................ United States 3,030,792 3,030,792
131,079,525
a a a a a a
e
Specialty Retail 2.7%
AIP RD Buyer Corp., First Lien, CME Term Loan, 7.231%,
(1-month SOFR + 3.5%), 12/23/30 ..................... United States 7,775,151 7,721,697
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
6.981%, (1-month SOFR + 3.25%), 1/23/32 .............. United States 5,543,233 5,576,382
f
Harbor Freight Tools USA, Inc., First Lien, Initial CME Term Loan,
5.981%, (1-month SOFR + 2.25%), 6/11/31 .............. United States 3,489,630 3,490,659
Petco Health & Wellness Co., Inc., First Lien, 2026 CME Term
Loan, 7.982%, (3-month SOFR + 4.25%), 1/31/31 ......... United States 2,902,194 2,899,408
PetSmart LLC, First Lien, Initial CME Term Loan, 7.724%,
(1-month SOFR + 4%), 8/18/32 ....................... United States 5,870,500 5,891,781
RealTruck Group, Inc., First Lien, Second Out CME Term Loan, A,
8.648%, (3-month SOFR + 4.75%), 1/31/31 .............. United States 896,555 537,933
RealTruck Group, Inc., First Lien, Second-Out CME Term Loan,
B, 9.898%, (3-month SOFR + 6%), 1/31/31 .............. United States 4,487,084 2,695,997
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.981%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 2,249,543 2,249,858
31,063,715
a a a a a a
e
Textiles, Apparel & Luxury Goods 0.3%
ABG Intermediate Holdings 2 LLC, First Lien, CME Term Loan,
B1, 5.981%, (1-month SOFR + 2.25%), 12/21/28 .......... United States 2,700,216 2,707,628
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1,
6.481%, (1-month SOFR + 2.75%), 9/13/32 .............. United States 316,860 318,731
3,026,359
a a a a a a
Trading Companies & Distributors 0.2%
e
QXO Building Products, Inc., First Lien, 2026 Incremental CME
Term Loan, B, 5.731%, (1-month SOFR + 2%), 7/01/33 ..... United States 2,088,889 2,087,845
Water Utilities 0.1%
a,e
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
5.902%, (3-month SOFR + 2.25%), 10/01/32 ............. United States 1,468,079 1,469,914

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 166 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Wireless Telecommunication Services 0.4%
e
Crown Subsea Communications Holding, Inc., First Lien, 2026
CME Term Loan, 6.731%, (1-month SOFR + 3%), 1/30/31 ... United States 5,155,121 $ 5,182,108
Total Senior Floating Rate Interests (Cost $1,026,665,212) ......................
993,746,699
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
All Day Electric, Inc., Escrow Account .................... United States 1,845 —
Total Escrows and Litigation Trusts (Cost $–) .................................
—
Total Long Term Investments (Cost $1,128,454,104) ...........................
1,078,221,884
a
Short Term Investments 8.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 8.7%
i,j
Franklin Institutional U.S. Government Money Market Fund,
3.618% ......................................... United States 100,683,271 100,683,271
Total Money Market Funds (Cost $100,683,271) ...............................
100,683,271
Total Short Term Investments (Cost $100,683,271 ) .............................
100,683,271
a
Total Investments (Cost $1,229,137,375) 102.1% ..............................
$1,178,905,155
Other Assets, less Liabilities (2.1)% .........................................
(24,361,597)
Net Assets 100.0% .........................................................
$1,154,543,558
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $60,086,071, representing 5.2% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Income may be received in additional securities and/or cash.
h
See Note 4 regarding unfunded loan commitments.
i
See Note 6 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Long Duration Credit Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 86.8%
Aerospace & Defense 3.6%
Boeing Co. (The) ,
Senior Bond , 5.705% , 5/01/40 ........................ United States 40,000 $ 39,542
Senior Bond , 3.75% , 2/01/50 ......................... United States 325,000 226,587
Senior Bond , 5.93% , 5/01/60 ......................... United States 270,000 252,258
Senior Bond , 7.008% , 5/01/64 ........................ United States 200,000 216,331
General Dynamics Corp. ,
Senior Bond , 2.85% , 6/01/41 ......................... United States 85,000 61,305
Senior Bond , 3.6% , 11/15/42 ......................... United States 110,000 84,792
a
Honeywell Aerospace, Inc. , Senior Bond , 144A, 5.732% , 3/16/56 United States 450,000 428,905
Lockheed Martin Corp. ,
Senior Bond , 4.07% , 12/15/42 ........................ United States 125,000 101,992
Senior Bond , 2.8% , 6/15/50 .......................... United States 50,000 29,980
Northrop Grumman Corp. ,
Senior Bond , 4.03% , 10/15/47 ........................ United States 280,000 212,518
Senior Bond , 4.95% , 3/15/53 ......................... United States 130,000 110,978
RTX Corp. ,
Senior Bond , 4.05% , 5/04/47 ......................... United States 175,000 134,536
Senior Bond , 2.82% , 9/01/51 ......................... United States 150,000 88,807
Senior Bond , 3.03% , 3/15/52 ......................... United States 150,000 92,054
Senior Bond , 5.375% , 2/27/53 ........................ United States 140,000 128,104
2,208,689
Banks 6.3%
Bank of America Corp. ,
Senior Bond , 2.676% to 6/18/40, FRN thereafter , 6/19/41 ... United States 300,000 211,437
Sub. Bond , 5.744% to 2/11/35, FRN thereafter , 2/12/36 ..... United States 270,000 270,279
Sub. Bond , 5.489% to 4/22/36, FRN thereafter , 4/23/37 ..... United States 540,000 526,283
Citigroup, Inc. ,
b
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 230,000 231,197
Senior Bond , 2.904% to 11/02/41, FRN thereafter , 11/03/42 .. United States 241,000 168,975
Cooperatieve Rabobank UA , Senior Bond , 5.25% , 5/24/41 ....
Netherlands 135,000 129,607
ING Groep NV , Senior Bond , 5.42% to 3/22/36, FRN thereafter ,
3/23/37 ......................................... Netherlands 200,000 196,345
JPMorgan Chase & Co. ,
Senior Bond , 4.898% to 1/21/36, FRN thereafter , 1/22/37 ... United States 140,000 133,637
Senior Bond , 5.148% to 4/22/36, FRN thereafter , 4/23/37 ... United States 150,000 145,504
Senior Bond , 3.109% to 4/21/40, FRN thereafter , 4/22/41 ... United States 300,000 225,240
Senior Bond , 2.525% to 11/18/40, FRN thereafter , 11/19/41 .. United States 320,000 218,350
Senior Bond , 5.534% to 11/28/44, FRN thereafter , 11/29/45 .. United States 160,000 152,492
Sub. Bond , 5.803% to 7/22/36, FRN thereafter , 7/23/41 ..... United States 140,000 138,638
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 6.049% to
7/23/46, FRN thereafter , 7/24/47 ...................... Japan 200,000 198,527
Mizuho Financial Group, Inc. , Senior Bond , 5.824% to 7/12/46,
FRN thereafter , 7/13/47 ............................. Japan 200,000 191,566
Sumitomo Mitsui Financial Group, Inc. , Senior Bond , 5.754% to
7/06/46, FRN thereafter , 7/07/47 ...................... Japan 200,000 191,604
Wells Fargo & Co. ,
Senior Bond , 3.068% to 4/29/40, FRN thereafter , 4/30/41 ... United States 150,000 110,791
Senior Bond , 3.9% , 5/01/45 .......................... United States 300,000 227,685
Senior Bond , 5.433% to 1/22/46, FRN thereafter , 1/23/47 ... United States 180,000 165,896
3,834,053

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 1.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. , Senior Bond , 4.9% , 2/01/46 ...................... Belgium 641,000 $ 561,132
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4.439% ,
10/06/48 ........................................ Belgium 240,000 194,785
Coca-Cola Co. (The) , Senior Bond , 5.4% , 5/13/64 ...........
United States 250,000 228,855
Keurig Dr. Pepper, Inc. , Senior Bond , 4.5% , 4/15/52 .........
United States 120,000 92,380
1,077,152
Biotechnology 3.1%
AbbVie, Inc. ,
Senior Bond , 4.45% , 5/14/46 ......................... United States 350,000 287,694
Senior Bond , 4.875% , 11/14/48 ....................... United States 320,000 275,079
Senior Bond , 4.25% , 11/21/49 ........................ United States 140,000 109,044
Senior Bond , 5.55% , 3/15/56 ......................... United States 140,000 130,713
Amgen, Inc. ,
Senior Bond , 3.15% , 2/21/40 ......................... United States 180,000 136,223
Senior Bond , 5.6% , 3/02/43 .......................... United States 175,000 167,836
Senior Bond , 5.65% , 3/02/53 ......................... United States 180,000 167,432
Senior Bond , 5.75% , 3/02/63 ......................... United States 60,000 55,427
a
CSL Finance plc ,
Senior Bond , 144A, 4.75% , 4/27/52 .................... Australia 130,000 106,892
Senior Bond , 144A, 5.417% , 4/03/54 ................... Australia 75,000 67,798
Gilead Sciences, Inc. ,
Senior Bond , 4.75% , 3/01/46 ......................... United States 120,000 103,258
Senior Bond , 4.15% , 3/01/47 ......................... United States 120,000 94,062
Regeneron Pharmaceuticals, Inc. , Senior Bond , 2.8% , 9/15/50 .
United States 300,000 174,755
1,876,213
Broadline Retail 1.6%
Amazon.com, Inc. ,
Senior Bond , 6.1% , 7/09/56 .......................... United States 420,000 403,647
Senior Bond , 5.95% , 3/13/66 ......................... United States 280,000 257,667
Senior Bond , 6.25% , 7/09/66 ......................... United States 160,000 153,476
Senior Bond , 6.05% , 3/13/76 ......................... United States 190,000 175,823
990,613
Building Products 0.9%
Carlisle Cos., Inc. , Senior Bond , 5.55% , 9/15/40 ............
United States 180,000 174,051
Carrier Global Corp. , Senior Bond , 3.377% , 4/05/40 .........
United States 180,000 139,900
Owens Corning ,
Senior Bond , 4.3% , 7/15/47 .......................... United States 85,000 66,110
Senior Bond , 5.95% , 6/15/54 ......................... United States 175,000 167,895
547,956
Capital Markets 3.2%
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 85,000 80,989
Senior Bond , 5.655% to 7/20/36, FRN thereafter , 7/21/37 ... United States 125,000 124,477
Senior Bond , 2.908% to 7/20/41, FRN thereafter , 7/21/42 ... United States 200,000 138,942
Senior Bond , 3.436% to 2/23/42, FRN thereafter , 2/24/43 ... United States 250,000 182,852
Senior Bond , 6.215% to 7/20/56, FRN thereafter , 7/21/57 ... United States 300,000 297,331
LPL Holdings, Inc. , Senior Bond , 5.75% , 6/15/35 ............
United States 190,000 186,984
Morgan Stanley ,
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 190,000 182,360

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Bond , 5.605% to 7/16/36, FRN thereafter , 7/17/37 ... United States 120,000 $ 119,323
c
Senior Bond , FRN , 3.971% , 7/22/38 ................... United States 400,000 342,042
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ..... United States 340,000 329,117
1,984,417
Chemicals 0.2%
LYB International Finance III LLC , Senior Bond , 5.875% , 1/15/36
United States 140,000 139,035
Communications Equipment 0.6%
Cisco Systems, Inc. , Senior Bond , 5.3% , 2/26/54 ............
United States 250,000 223,817
Motorola Solutions, Inc. , Senior Bond , 5.5% , 9/01/44 .........
United States 145,000 133,673
357,490
Construction Materials 0.2%
Vulcan Materials Co. , Senior Bond , 5.7% , 12/01/54 ..........
United States 135,000 126,652
Consumer Finance 0.7%
Capital One Financial Corp. , Sub. Bond , 6.183% to 1/29/35, FRN
thereafter , 1/30/36 ................................. United States 120,000 120,411
General Motors Financial Co., Inc. , Senior Bond , 6.15% , 7/15/35
United States 300,000 307,061
427,472
Consumer Staples Distribution & Retail 0.7%
Kroger Co. (The) , Senior Bond , 5.65% , 9/15/64 .............
United States 320,000 285,701
Walmart, Inc. ,
Senior Bond , 4.05% , 6/29/48 ......................... United States 85,000 66,920
Senior Bond , 2.65% , 9/22/51 ......................... United States 45,000 26,413
Senior Bond , 4.5% , 4/15/53 .......................... United States 35,000 28,959
407,993
Containers & Packaging 0.3%
Smurfit Kappa Treasury ULC , Senior Bond , 5.777% , 4/03/54 ...
Ireland 200,000 190,883
Diversified Consumer Services 1.6%
Leland Stanford Junior University (The) , 3.647% , 5/01/48 .....
United States 400,000 298,456
Massachusetts Institute of Technology , G , 2.294% , 7/01/51 ....
United States 330,000 180,458
President and Fellows of Harvard College , 3.745% , 11/15/52 ...
United States 270,000 196,939
University of Miami , 2022 , Senior Bond , 4.063% , 4/01/52 .....
United States 240,000 178,811
University of Southern California , 3.028% , 10/01/39 ..........
United States 150,000 120,504
975,168
Diversified REITs 0.2%
Simon Property Group LP ,
Senior Bond , 4.75% , 3/15/42 ......................... United States 60,000 53,507
Senior Bond , 4.25% , 11/30/46 ........................ United States 110,000 87,184
140,691
Diversified Telecommunication Services 4.5%
AT&T, Inc. ,
Senior Bond , 3.5% , 6/01/41 .......................... United States 20,000 14,731
Senior Bond , 4.35% , 6/15/45 ......................... United States 310,000 235,609
Senior Bond , 4.75% , 5/15/46 ......................... United States 550,000 436,747
Senior Bond , 3.5% , 9/15/53 .......................... United States 460,000 278,162

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
AT&T, Inc., (continued)
Senior Bond , 6% , 4/30/56 ........................... United States 80,000 $ 71,910
Senior Bond , 6.2% , 10/30/56 ......................... United States 70,000 64,851
Comcast Corp. ,
Senior Bond , 3.4% , 7/15/46 .......................... United States 140,000 89,123
Senior Bond , 3.969% , 11/01/47 ....................... United States 420,000 285,027
Senior Bond , 2.887% , 11/01/51 ....................... United States 265,000 140,465
a
Space Exploration Technologies Corp. , Senior Note , 144A,
5.65% , 7/15/33 ................................... United States 340,000 325,903
Verizon Communications, Inc. ,
Senior Bond , 2.65% , 11/20/40 ........................ United States 600,000 408,829
Senior Bond , 4.125% , 8/15/46 ........................ United States 290,000 216,239
Senior Bond , 5.875% , 11/30/55 ....................... United States 230,000 210,251
2,777,847
Electric Utilities 9.8%
Alabama Power Co. , Senior Bond , 4.15% , 8/15/44 ..........
United States 320,000 254,885
Appalachian Power Co. , Senior Bond , 7% , 4/01/38 ..........
United States 50,000 54,833
Baltimore Gas and Electric Co. , Senior Bond , 4.55% , 6/01/52 ..
United States 185,000 145,756
Commonwealth Edison Co. ,
Senior Bond , 3.85% , 3/15/52 ......................... United States 215,000 152,180
Senior Bond , 5.85% , 6/01/56 ......................... United States 150,000 143,960
130 , Senior Bond , 3.125% , 3/15/51 .................... United States 60,000 37,687
a
COX Asset Mexico SA de CV , Senior Secured Bond , 144A,
7.75% , 5/08/36 ................................... Mexico 200,000 200,800
DTE Electric Co. ,
B , Senior Bond , 3.65% , 3/01/52 ....................... United States 270,000 187,072
B , Senior Bond , 5.55% , 3/01/56 ....................... United States 180,000 166,686
Duke Energy Carolinas LLC , Senior Bond , 3.95% , 3/15/48 ....
United States 430,000 320,784
Duke Energy Corp. , Senior Bond , 3.5% , 6/15/51 ............
United States 340,000 219,865
Duke Energy Florida LLC , Senior Bond , 3.4% , 10/01/46 ......
United States 270,000 187,461
Duke Energy Progress LLC ,
Senior Bond , 4.15% , 12/01/44 ........................ United States 195,000 154,733
Senior Bond , 3.6% , 9/15/47 .......................... United States 70,000 49,516
Entergy Louisiana LLC , Senior Bond , 3.1% , 6/15/41 .........
United States 150,000 110,452
Florida Power & Light Co. ,
Senior Bond , 4.05% , 6/01/42 ......................... United States 580,000 470,384
Senior Bond , 3.95% , 3/01/48 ......................... United States 70,000 52,588
Georgia Power Co. , B , Senior Bond , 3.7% , 1/30/50 ..........
United States 90,000 63,374
Kentucky Utilities Co. , Senior Bond , 5.85% , 8/15/55 .........
United States 90,000 86,164
MidAmerican Energy Co. ,
Senior Bond , 3.95% , 8/01/47 ......................... United States 145,000 108,426
Senior Bond , 3.15% , 4/15/50 ......................... United States 755,000 481,458
Northern States Power Co. ,
Senior Bond , 2.6% , 6/01/51 .......................... United States 255,000 148,234
Senior Bond , 5.55% , 5/15/56 ......................... United States 180,000 166,270
Pacific Gas and Electric Co. ,
Senior Bond , 5.2% , 5/01/36 .......................... United States 130,000 123,780
Senior Bond , 3.3% , 8/01/40 .......................... United States 170,000 124,437
Senior Bond , 4.75% , 2/15/44 ......................... United States 180,000 147,830
Senior Bond , 4% , 12/01/46 .......................... United States 75,000 54,014
PECO Energy Co. , Senior Bond , 4.8% , 10/15/43 ............
United States 175,000 152,557

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
PG&E Wildfire Recovery Funding LLC , A-5 , Senior Secured
Bond , 5.099% , 6/01/52 .............................. United States 280,000 $ 247,572
PPL Electric Utilities Corp. , Senior Bond , 3.95% , 6/01/47 ......
United States 275,000 207,873
Public Service Co. of Colorado , Senior Bond , 3.8% , 6/15/47 ...
United States 200,000 146,720
Public Service Electric and Gas Co. ,
Senior Bond , 5.45% , 8/01/53 ......................... United States 30,000 27,661
Senior Secured Bond , 3% , 3/01/51 .................... United States 300,000 187,285
Southern California Edison Co. , Senior Bond , 4% , 4/01/47 .....
United States 80,000 57,161
Virginia Electric and Power Co. ,
Senior Bond , 4.45% , 2/15/44 ......................... United States 450,000 373,342
D , Senior Bond , 5.6% , 9/15/55 ....................... United States 125,000 114,877
a
Vistra Operations Co. LLC , Senior Bond , 144A, 5.25% , 10/15/35 United States 90,000 85,838
6,014,515
Electrical Equipment 0.6%
Eaton Corp. , Senior Bond , 5.45% , 3/06/56 .................
United States 200,000 185,840
Vertiv Holdings Co. , Senior Bond , 5.95% , 3/15/66 ...........
United States 185,000 169,655
355,495
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. , Senior Bond , 5.3% , 11/15/55 .............
United States 140,000 126,468
Corning, Inc. ,
Senior Bond , 4.75% , 3/15/42 ......................... United States 130,000 114,875
Senior Bond , 3.9% , 11/15/49 ......................... United States 100,000 72,058
Senior Bond , 4.375% , 11/15/57 ....................... United States 100,000 74,705
388,106
Energy Equipment & Services 0.6%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 5.85% , 6/15/56 ......................... United States 400,000 377,937
Entertainment 0.2%
Walt Disney Co. (The) , Senior Bond , 3.8% , 5/13/60 ..........
United States 140,000 96,007
Financial Services 0.6%
a
Siemens Financieringsmaatschappij NV , Senior Bond , 144A,
2.875% , 3/11/41 ................................... Germany 465,000 339,742
Food Products 1.3%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond , 4.375% , 2/02/52 ........................ United States 325,000 233,580
Senior Bond , 6.5% , 12/01/52 ......................... United States 50,000 48,388
Senior Bond , 6.375% , 2/25/55 ........................ United States 70,000 66,459
Kellanova , Senior Bond , 4.5% , 4/01/46 ...................
United States 50,000 41,342
Kraft Heinz Foods Co. ,
Senior Bond , 4.625% , 10/01/39 ....................... United States 175,000 151,466
Senior Bond , 4.375% , 6/01/46 ........................ United States 28,000 21,565
a
Mars, Inc. ,
Senior Bond , 144A, 2.375% , 7/16/40 ................... United States 150,000 102,868
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 150,000 141,655
807,323

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Gas Utilities 0.4%
Southern California Gas Co. ,
Senior Bond , 5.75% , 6/01/53 ......................... United States 160,000 $ 150,204
Senior Bond , 6% , 6/15/55 ........................... United States 70,000 68,298
218,502
Ground Transportation 2.6%
Burlington Northern Santa Fe LLC ,
Senior Bond , 5.75% , 5/01/40 ......................... United States 700,000 711,023
Senior Bond , 4.15% , 4/01/45 ......................... United States 140,000 111,739
Canadian Pacific Railway Co. , Senior Bond , 5.5% , 3/15/56 ....
Canada 140,000 129,350
CSX Corp. , Senior Bond , 4.5% , 11/15/52 ..................
United States 140,000 112,574
Norfolk Southern Corp. ,
Senior Bond , 3.942% , 11/01/47 ....................... United States 120,000 89,875
Senior Bond , 4.15% , 2/28/48 ......................... United States 120,000 92,433
Senior Bond , 4.1% , 5/15/49 .......................... United States 65,000 49,368
Union Pacific Corp. , Senior Bond , 4.05% , 3/01/46 ...........
United States 400,000 310,520
1,606,882
Health Care Equipment & Supplies 0.8%
Abbott Laboratories ,
Senior Bond , 5.5% , 3/15/56 .......................... United States 245,000 228,489
Senior Bond , 5.6% , 3/15/66 .......................... United States 280,000 260,378
488,867
Health Care Providers & Services 6.5%
Ascension Health ,
Senior Bond , 3.945% , 11/15/46 ....................... United States 150,000 115,715
B , Senior Bond , 3.106% , 11/15/39 ..................... United States 170,000 129,038
Cigna Group (The) , Senior Bond , 4.9% , 12/15/48 ...........
United States 125,000 105,343
CommonSpirit Health , Senior Secured Bond , 4.187% , 10/01/49 .
United States 280,000 209,727
CVS Health Corp. ,
Senior Bond , 4.78% , 3/25/38 ......................... United States 320,000 292,294
Senior Bond , 5.125% , 7/20/45 ........................ United States 500,000 434,873
Senior Bond , 5.05% , 3/25/48 ......................... United States 75,000 63,394
Senior Bond , 6% , 6/01/63 ........................... United States 50,000 46,421
Elevance Health, Inc. , Senior Bond , 4.65% , 1/15/43 .........
United States 230,000 196,500
HCA, Inc. ,
Senior Bond , 4.625% , 3/15/52 ........................ United States 520,000 401,176
Senior Bond , 5.7% , 11/15/55 ......................... United States 50,000 44,987
a
Horseshoe Funding Trust I , Senior Note , 144A, 6.062% , 2/15/36 United States 170,000 169,548
Humana, Inc. ,
Senior Bond , 4.95% , 10/01/44 ........................ United States 140,000 117,079
Senior Bond , 5.75% , 4/15/54 ......................... United States 140,000 124,716
Kaiser Foundation Hospitals , 2021 , 3.002% , 6/01/51 .........
United States 230,000 142,612
Mayo Clinic , 2021 , 3.196% , 11/15/61 .....................
United States 240,000 144,731
Sutter Health , 5.547% , 8/15/53 .........................
United States 100,000 94,525
UnitedHealth Group, Inc. ,
Senior Bond , 3.95% , 10/15/42 ........................ United States 170,000 135,119
Senior Bond , 4.45% , 12/15/48 ........................ United States 150,000 120,202
Senior Bond , 5.2% , 4/15/63 .......................... United States 480,000 407,742
Senior Bond , 5.75% , 7/15/64 ......................... United States 310,000 286,980

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UPMC , Secured Bond , 5.377% , 5/15/43 ..................
United States 200,000 $ 187,799
3,970,521
Hotels, Restaurants & Leisure 0.4%
McDonald's Corp. , Senior Bond , 4.45% , 3/01/47 ............
United States 140,000 113,049
Royal Caribbean Cruises Ltd. , Senior Bond , 5.375% , 1/15/36 ..
United States 140,000 135,622
248,671
Household Durables 0.2%
Sekisui House US, Inc. , Senior Bond , 6% , 1/15/43 ...........
United States 145,000 128,577
Independent Power and Renewable Electricity Producers 0.4%
Constellation Energy Generation LLC , Senior Bond , 6.5% ,
10/01/53 ........................................ United States 230,000 236,045
Insurance 3.4%
American International Group, Inc. , Senior Bond , 4.5% , 7/16/44 .
United States 170,000 142,975
Arch Capital Group Ltd. , Senior Bond , 5.95% , 6/15/56 ........
United States 270,000 260,203
Arthur J Gallagher & Co. ,
Senior Bond , 3.5% , 5/20/51 .......................... United States 100,000 65,599
Senior Bond , 3.05% , 3/09/52 ......................... United States 300,000 178,950
Athene Holding Ltd. ,
Senior Bond , 6.25% , 4/01/54 ......................... United States 230,000 205,614
Senior Bond , 6.625% , 5/19/55 ........................ United States 180,000 169,145
Berkshire Hathaway Finance Corp. ,
Senior Bond , 2.85% , 10/15/50 ........................ United States 80,000 48,248
Senior Bond , 3.85% , 3/15/52 ......................... United States 300,000 215,900
Chubb INA Holdings LLC , Senior Bond , 3.05% , 12/15/61 ......
United States 115,000 66,291
a
Great-West Lifeco Finance Delaware LP , Senior Bond , 144A,
4.15% , 6/03/47 ................................... Canada 120,000 91,833
Marsh & McLennan Cos., Inc. ,
Senior Bond , 4.9% , 3/15/49 .......................... United States 85,000 72,286
Senior Bond , 5.45% , 3/15/53 ......................... United States 60,000 54,661
Senior Bond , 5.4% , 3/15/55 .......................... United States 65,000 58,469
a
Northwestern Mutual Life Insurance Co. (The) , Sub. Bond , 144A,
3.45% , 3/30/51 ................................... United States 220,000 144,325
Progressive Corp. (The) , Senior Bond , 4.125% , 4/15/47 ......
United States 250,000 194,290
Travelers Cos., Inc. (The) , Senior Bond , 4% , 5/30/47 .........
United States 155,000 118,288
2,087,077
Interactive Media & Services 1.2%
Alphabet, Inc. , Senior Bond , 5.65% , 2/15/56 ...............
United States 285,000 263,396
Meta Platforms, Inc. ,
Senior Bond , 6.3% , 5/15/56 .......................... United States 420,000 385,810
Senior Bond , 5.75% , 5/15/63 ......................... United States 110,000 91,345
740,551
IT Services 1.1%
a
Sopaipilla Investor LLC , Senior Secured Bond , 144A, 7.534% ,
11/30/48 ........................................ United States 630,000 653,420
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. , Senior Bond , 5.404% , 8/10/43 ...
United States 50,000 47,538

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 0.6%
Caterpillar, Inc. ,
Senior Bond , 3.803% , 8/15/42 ........................ United States 160,000 $ 128,267
Senior Bond , 3.25% , 9/19/49 ......................... United States 125,000 83,961
Deere & Co. , Senior Bond , 5.7% , 1/19/55 .................
United States 140,000 136,597
348,825
Media 1.1%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.375% , 4/01/38 ................. United States 405,000 346,498
Senior Secured Bond , 3.5% , 3/01/42 ................... United States 420,000 278,571
Senior Secured Bond , 5.375% , 5/01/47 ................. United States 65,000 49,493
674,562
Metals & Mining 1.3%
a
Anglo American Capital plc , Senior Bond , 144A, 4.75% , 3/16/52 South Africa 200,000 161,827
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .......
United States 200,000 186,059
a
Glencore Funding LLC ,
Senior Bond , 144A, 5.508% , 4/01/36 ................... Australia 150,000 147,903
Senior Bond , 144A, 6.141% , 4/01/55 ................... Australia 140,000 137,175
Newmont Corp. / Newcrest Finance Pty. Ltd. , Senior Bond , 4.2% ,
5/13/50 ......................................... United States 200,000 155,144
788,108
Multi-Utilities 1.2%
Consolidated Edison Co. of New York, Inc. , Senior Bond , 4.45% ,
3/15/44 ......................................... United States 300,000 247,977
Consumers Energy Co. ,
Senior Bond , 4.35% , 4/15/49 ......................... United States 220,000 175,000
Senior Bond , 6.1% , 8/15/56 .......................... United States 80,000 79,856
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 230,000 216,078
718,911
Oil, Gas & Consumable Fuels 7.1%
a
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 250,000 223,941
BP Capital Markets America, Inc. , Senior Bond , 3.06% , 6/17/41 .
United States 225,000 164,584
ConocoPhillips Co. , Senior Bond , 3.8% , 3/15/52 ............
United States 80,000 56,090
Eastern Energy Gas Holdings LLC , Senior Bond , 5.65% , 10/15/54
United States 200,000 182,999
Energy Transfer LP ,
Senior Bond , 5.15% , 3/15/45 ......................... United States 400,000 345,530
Senior Bond , 6% , 6/15/48 ........................... United States 320,000 299,232
a
Eni SpA , Senior Bond , 144A, 6% , 5/18/56 ................. Italy 200,000 188,971
Enterprise Products Operating LLC , Senior Bond , 4.9% , 5/15/46
United States 170,000 147,106
Exxon Mobil Corp. , Senior Bond , 3.452% , 4/15/51 ...........
United States 350,000 237,649
Hess Corp. ,
Senior Bond , 5.6% , 2/15/41 .......................... United States 115,000 113,239
Senior Bond , 5.8% , 4/01/47 .......................... United States 120,000 116,708
a
Hess Midstream Operations LP , Senior Note , 144A, 4.25% ,
2/15/30 ......................................... United States 35,000 33,533
Kinder Morgan, Inc. , Senior Bond , 5.55% , 6/01/45 ...........
United States 160,000 147,742
MPLX LP ,
Senior Bond , 4.95% , 3/14/52 ......................... United States 150,000 121,814
Senior Bond , 5.95% , 4/01/55 ......................... United States 130,000 121,032

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. , Senior Bond , 6.6% , 3/15/46 ......
United States 320,000 $ 327,014
ONEOK, Inc. , Senior Bond , 5.7% , 11/01/54 ................
United States 165,000 146,072
Shell Finance US, Inc. , Senior Bond , 3% , 11/26/51 ..........
United States 220,000 135,654
Targa Resources Corp. , Senior Bond , 6.05% , 5/15/56 ........
United States 255,000 240,338
TotalEnergies Capital SA ,
Senior Bond , 5.638% , 4/05/64 ........................ France 175,000 161,698
Senior Bond , 5.425% , 9/10/64 ........................ France 150,000 134,107
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 5.75% ,
3/15/56 ......................................... United States 230,000 215,206
a
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 75,000 74,161
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 301,000 299,348
Williams Cos., Inc. (The) , Senior Bond , 5.1% , 9/15/45 ........
United States 130,000 113,252
4,347,020
Personal Care Products 0.6%
Haleon US Capital LLC , Senior Bond , 4% , 3/24/52 ..........
United States 250,000 186,085
Kenvue, Inc. , Senior Bond , 5.05% , 3/22/53 ................
United States 180,000 156,121
342,206
Pharmaceuticals 4.3%
a
Bayer US Finance II LLC , Senior Bond , 144A, 4.4% , 7/15/44 ... Germany 200,000 154,844
Bristol-Myers Squibb Co. ,
Senior Bond , 4.35% , 11/15/47 ........................ United States 100,000 79,711
Senior Bond , 4.55% , 2/20/48 ......................... United States 100,000 81,705
Senior Bond , 2.55% , 11/13/50 ........................ United States 150,000 83,448
Senior Bond , 3.7% , 3/15/52 .......................... United States 120,000 83,430
Senior Bond , 5.55% , 2/22/54 ......................... United States 20,000 18,590
Eli Lilly & Co. ,
Senior Bond , 4.95% , 2/27/63 ......................... United States 55,000 46,246
Senior Bond , 5.2% , 8/14/64 .......................... United States 110,000 96,386
Senior Bond , 5.65% , 10/15/65 ........................ United States 150,000 142,039
Senior Bond , 5.7% , 5/20/66 .......................... United States 180,000 171,569
Merck & Co., Inc. ,
Senior Bond , 2.75% , 12/10/51 ........................ United States 200,000 116,059
Senior Bond , 5.55% , 12/04/55 ........................ United States 110,000 102,692
Novartis Capital Corp. ,
Senior Bond , 3.7% , 9/21/42 .......................... United States 140,000 111,253
Senior Bond , 2.75% , 8/14/50 ......................... United States 140,000 83,883
Senior Bond , 5.7% , 3/18/56 .......................... United States 250,000 241,771
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 5.3% ,
5/19/53 ......................................... United States 475,000 426,334
a
Roche Holdings, Inc. , Senior Bond , 144A, 2.607% , 12/13/51 ... United States 495,000 283,040
Royalty Pharma plc , Senior Bond , 3.35% , 9/02/51 ...........
United States 370,000 235,448
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 125,000 92,206
2,650,654
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc. , Senior Bond , 2.95% , 10/01/51 .........
United States 125,000 75,508
a
Foundry JV Holdco LLC , Senior Secured Bond , 144A, 6.2% ,
1/25/37 ......................................... United States 400,000 409,544

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. ,
Senior Bond , 3.734% , 12/08/47 ....................... United States 250,000 $ 169,821
Senior Bond , 4.9% , 8/05/52 .......................... United States 200,000 157,594
Senior Bond , 5.6% , 2/21/54 .......................... United States 215,000 188,144
Senior Bond , 6.125% , 5/15/56 ........................ United States 220,000 206,608
NVIDIA Corp. ,
Senior Bond , 5.55% , 6/15/46 ......................... United States 125,000 115,436
Senior Bond , 5.625% , 6/15/56 ........................ United States 130,000 117,716
1,440,371
Software 1.9%
Oracle Corp. ,
Senior Bond , 3.6% , 4/01/40 .......................... United States 600,000 415,362
Senior Bond , 4% , 7/15/46 ........................... United States 370,000 235,229
Senior Bond , 6.7% , 2/04/56 .......................... United States 140,000 123,576
Salesforce, Inc. , Senior Bond , 6.55% , 3/15/56 ..............
United States 215,000 205,578
Synopsys, Inc. , Senior Bond , 5.7% , 4/01/55 ...............
United States 200,000 183,595
1,163,340
Specialized REITs 0.3%
Equinix, Inc. ,
Senior Bond , 3% , 7/15/50 ........................... United States 110,000 66,447
Senior Bond , 2.95% , 9/15/51 ......................... United States 85,000 49,519
Senior Bond , 3.4% , 2/15/52 .......................... United States 105,000 67,506
183,472
Specialty Retail 1.8%
Dick's Sporting Goods, Inc. , Senior Bond , 4.1% , 1/15/52 ......
United States 210,000 145,196
Home Depot, Inc. (The) ,
Senior Bond , 4.25% , 4/01/46 ......................... United States 130,000 103,864
Senior Bond , 3.9% , 6/15/47 .......................... United States 120,000 90,363
Senior Bond , 3.125% , 12/15/49 ....................... United States 200,000 127,677
Senior Bond , 3.35% , 4/15/50 ......................... United States 30,000 19,973
Senior Bond , 3.625% , 4/15/52 ........................ United States 180,000 123,602
Senior Bond , 5.3% , 6/25/54 .......................... United States 100,000 90,072
Lowe's Cos., Inc. ,
Senior Bond , 3.7% , 4/15/46 .......................... United States 125,000 89,937
Senior Bond , 4.05% , 5/03/47 ......................... United States 320,000 239,702
Senior Bond , 3% , 10/15/50 .......................... United States 80,000 48,043
1,078,429
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc. , Senior Bond , 3.85% , 5/04/43 ..................
United States 750,000 596,210
Dell International LLC / EMC Corp. , Senior Bond , 3.375% ,
12/15/41 ........................................ United States 130,000 95,342
Hewlett Packard Enterprise Co. , Senior Bond , 5.6% , 10/15/54 ..
United States 135,000 117,552
809,104
Tobacco 1.5%
Altria Group, Inc. , Senior Bond , 3.4% , 2/04/41 ..............
United States 90,000 66,893
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 230,000 205,659
Senior Bond , 3.734% , 9/25/40 ........................ United Kingdom 320,000 253,668
Senior Bond , 6.25% , 8/15/55 ......................... United Kingdom 45,000 44,103

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc. , Senior Bond , 3.875% , 8/21/42 ..
United States 310,000 $ 244,523
Reynolds American, Inc. , Senior Bond , 5.85% , 8/15/45 .......
United Kingdom 110,000 104,289
919,135
Water Utilities 0.2%
American Water Capital Corp. , Senior Bond , 3.45% , 5/01/50 ...
United States 55,000 37,090
Essential Utilities, Inc. , Senior Bond , 4.276% , 5/01/49 ........
United States 110,000 84,703
121,793
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc. ,
Senior Bond , 3% , 2/15/41 ........................... United States 100,000 70,473
Senior Bond , 3.4% , 10/15/52 ......................... United States 675,000 411,713
Vodafone Group plc , Senior Bond , 5.875% , 6/28/64 ..........
United Kingdom 80,000 71,217
553,403
Total Corporate Bonds (Cost $ 54,688,437 ) ....................................
53,007,433
Foreign Government and Agency Securities 5.2%
a
Bermuda Government Bond , Senior Bond , 144A, 3.375% ,
8/20/50 ......................................... United States 200,000 133,200
Chile Government Bond , Senior Bond , 3.86% , 6/21/47 .......
Chile 400,000 299,420
a
Electricite de France SA ,
Senior Bond , 144A, 6% , 4/22/64 ....................... France 200,000 183,439
Senior Bond , 144A, 6.25% , 4/22/66 .................... France 100,000 93,627
Indonesia Government Bond , Senior Bond , 5.475% , 2/21/56 ...
Indonesia 200,000 184,097
a
Italy Government Bond , Senior Bond , 144A, 6% , 7/14/56 ...... Italy 200,000 191,919
Mexico Government Bond ,
Senior Bond , 6.25% , 8/27/37 ......................... Mexico 200,000 194,951
Senior Bond , 6.125% , 2/09/38 ........................ Mexico 200,000 191,250
Senior Bond , 6.05% , 1/11/40 ......................... Mexico 150,000 141,525
Senior Bond , 4.75% , 3/08/44 ......................... Mexico 250,000 193,875
Senior Bond , 6.338% , 5/04/53 ........................ Mexico 330,000 295,102
Senior Bond , 7.375% , 5/13/55 ........................ Mexico 350,000 355,338
Peru Government Bond ,
Senior Bond , 5.875% , 8/08/54 ........................ Peru 230,000 218,097
Senior Bond , 6.2% , 6/30/55 .......................... Peru 220,000 217,360
Uruguay Government Bond , Senior Bond , 5.1% , 6/18/50 ......
Uruguay 300,000 265,875
Total Foreign Government and Agency Securities (Cost $ 3,252,215 ) .............
3,159,075
U.S. Government and Agency Securities 2.7%
U.S. Treasury Bonds ,
d
Strip, 5 .49% , 11/15/44 .............................. United States 770,000 289,888
4.625%, 2/15/46 .................................. United States 285,000 262,623
5%, 5/15/46 ..................................... United States 960,000 928,725
4.75%, 2/15/56 ................................... United States 190,000 175,616
Total U.S. Government and Agency Securities (Cost $ 1,714,018 ) ................
1,656,852
Municipal Bonds 3.5%
California 0.2%
Bay Area Toll Authority , Revenue , 2009 F-2 , 6.263% , 4/01/49 ..
United States 140,000 142,522

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia 0.3%
Municipal Electric Authority of Georgia , Revenue , 2010 A ,
6.655% , 4/01/57 ................................... United States 159,000 $ 165,629
Kentucky 0.1%
Louisville and Jefferson County Metropolitan Sewer District ,
Revenue , 2010 , 6.25% , 5/15/43 ....................... United States 55,000 55,738
Nevada 0.3%
County of Clark Department of Aviation , Revenue , 2010 C , 6.82% ,
7/01/45 ......................................... United States 160,000 171,100
New York 1.3%
City of New York ,
GO , 2026 E-1 , 5.559% , 10/01/45 ...................... United States 200,000 192,155
GO , 2026 H-1 , 5.796% , 2/01/52 ....................... United States 150,000 145,124
New York City Municipal Water Finance Authority , Water & Sewer
System , Revenue , 2011 CC , 5.882% , 6/15/44 ............ United States 115,000 111,931
United Nations Development Corp. , City of New York , Revenue ,
2025 A , Refunding , 6.536% , 8/01/55 ................... United States 330,000 340,077
789,287
Ohio 0.1%
American Municipal Power, Inc. , Prairie State Energy Campus ,
Revenue , 2009 C , 6.053% , 2/15/43 .................... United States 85,000 84,253
Texas 1.2%
City of San Antonio , Electric & Gas Systems , Revenue , 2025 A ,
Refunding , 5.469% , 2/01/45 .......................... United States 130,000 125,873
Dallas Fort Worth International Airport , Revenue , 2022 A , 4.507% ,
11/01/51 ........................................ United States 245,000 201,977
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 75,000 79,681
State of Texas , GO , 2009 A , 5.517% , 4/01/39 ..............
United States 332,745 331,162
738,693
Total Municipal Bonds (Cost $ 2,207,726 ) .....................................
2,147,222
Total Long Term Investments (Cost $ 61,862,396 ) ..............................
59,970,582
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.5%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.618% ......................................... United States 897,852 897,852
Total Money Market Funds (Cost $ 897,852 ) ...................................
897,852
Total Short Term Investments (Cost $ 897,852 ) ................................
897,852
a
Total Investments (Cost $ 62,760,248 ) 99.7% ..................................
$60,868,434
Other Assets, less Liabilities 0.3% ...........................................
223,115
Net Assets 100.0% .........................................................
$61,091,549
a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 166 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $5,276,651, representing 8.6% of net assets.
b
Perpetual security with no stated maturity date.
c
The coupon rate shown represents the rate at period end.
d
The rate shown represents the yield at period end.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Low Duration Total Return Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

,
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Machinery 0.0%
†
a
UTEX Industries, Inc. ................................ United States 9,228 $ 333,391
Total Common Stocks (Cost $618,276) .......................................
333,391
Management Investment Companies 2.1%
Capital Markets 2.1%
b
Franklin Ultra Short Bond ETF .......................... United States 1,469,537 36,811,902
Total Management Investment Companies (Cost $36,752,841) ..................
36,811,902
Principal
Amount
*
Corporate Bonds 38.2%
Aerospace & Defense 1.1%
c
BAE Systems plc , Senior Note , 144A, 5% , 3/26/27 .......... United Kingdom 3,300,000 3,312,569
Boeing Co. (The) ,
Senior Note, 6.298%, 5/01/29 ........................ United States 3,400,000 3,522,588
Senior Note, 5.15%, 5/01/30 ......................... United States 2,200,000 2,211,434
General Electric Co. , Senior Note , 4.3% , 7/29/30 ............
United States 1,165,000 1,145,506
Hexcel Corp. , Senior Note , 4.9% , 5/15/31 .................
United States 2,770,000 2,736,643
c
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 2,390,000 2,325,954
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 4,855,000 4,834,757
20,089,451
Automobiles 0.2%
c
BMW US Capital LLC , Senior Note , 144A, 4.5% , 8/11/30 ...... Germany 2,525,000 2,473,865
c
Hyundai Capital America , Senior Note , 144A, 5% , 6/18/31 ..... United States 1,540,000 1,523,070
3,996,935
Banks 8.4%
c
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 1,800,000 1,803,875
Bank of America Corp. ,
Senior Bond, 3.974% to 2/06/29, FRN thereafter, 2/07/30 ... United States 6,000,000 5,868,017
Senior Note, 4.376% to 4/26/27, FRN thereafter, 4/27/28 .... United States 8,000,000 7,988,273
Senior Note, 4.695% to 4/22/31, FRN thereafter, 4/23/32 .... United States 2,320,000 2,277,187
Bank of Montreal , Senior Note , 4.567% to 9/09/26, FRN
thereafter , 9/10/27 ................................. Canada 2,700,000 2,700,129
c
Bank of New Zealand , Senior Note , 144A, 4.757% , 6/10/31 .... New Zealand 2,715,000 2,693,852
Bank of Nova Scotia (The) , Senior Note , 4.904% to 6/04/31, FRN
thereafter , 6/05/32 ................................. Canada 2,215,000 2,186,855
c
Banque Federative du Credit Mutuel SA ,
Senior Preferred Note, 144A, 4.591%, 10/16/28 ........... France 5,100,000 5,075,395
Senior Preferred Note, 144A, 4.541%, 1/15/31 ........... France 1,530,000 1,489,438
c
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 3,480,000 3,469,652
Senior Non-Preferred Note, 144A, 4.818% to 4/21/31, FRN
thereafter, 4/22/32 ................................. Spain 1,555,000 1,527,076
Citibank NA ,
Senior Note, 4.576%, 5/29/27 ........................ United States 6,200,000 6,218,569
Senior Note, 4.846% to 6/17/31, FRN thereafter, 6/18/32 .... United States 2,800,000 2,767,388
Citigroup, Inc. ,
Senior Note, 5.174% to 2/12/29, FRN thereafter, 2/13/30 .... United States 2,100,000 2,112,339
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 4,890,000 4,779,084

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
c
Credit Agricole SA , Senior Non-Preferred Note , 144A, 5.222% to
5/26/30, FRN thereafter , 5/27/31 ...................... France 6,400,000 $ 6,415,226
c
Danske Bank A/S , Senior Non-Preferred Note , 144A, 5.705% to
2/28/29, FRN thereafter , 3/01/30 ...................... Denmark 5,300,000 5,393,464
Fifth Third Bank NA , Senior Note , 4.967% to 1/27/27, FRN
thereafter , 1/28/28 ................................. United States 2,430,000 2,434,593
HSBC Holdings plc , Senior Note , 2.013% to 9/21/27, FRN
thereafter , 9/22/28 ................................. United Kingdom 7,600,000 7,374,281
Huntington Bancshares, Inc. , Senior Note , 6.208% to 8/20/28,
FRN thereafter , 8/21/29 ............................. United States 3,000,000 3,078,567
Huntington National Bank (The) , Senior Note , 4.552% to 5/16/27,
FRN thereafter , 5/17/28 ............................. United States 7,400,000 7,392,649
JPMorgan Chase & Co. ,
Senior Note, 5.012% to 1/22/29, FRN thereafter, 1/23/30 .... United States 3,600,000 3,610,456
Senior Note, 4.864% to 7/22/29, FRN thereafter, 7/23/30 .... United States 2,569,716 2,564,654
Senior Note, 4.255% to 10/21/30, FRN thereafter, 10/22/31 .. United States 2,800,000 2,712,650
Senior Note, 4.622% to 4/22/31, FRN thereafter, 4/23/32 .... United States 2,325,000 2,275,129
Senior Note, 5.041% to 7/22/31, FRN thereafter, 7/23/32 .... United States 775,000 771,785
Lloyds Banking Group plc ,
Senior Note, 3.75% to 3/17/27, FRN thereafter, 3/18/28 ..... United Kingdom 8,400,000 8,357,424
Senior Note, 5.087% to 11/25/27, FRN thereafter, 11/26/28 .. United Kingdom 2,730,000 2,743,280
c
NatWest Markets plc , Senior Note , 144A, 4.412% , 11/06/30 .... United Kingdom 3,360,000 3,280,980
PNC Financial Services Group, Inc. (The) , Senior Note , 5.3% to
1/20/27, FRN thereafter , 1/21/28 ...................... United States 2,000,000 2,007,232
Royal Bank of Canada , Senior Note , 4.696% to 8/05/30, FRN
thereafter , 8/06/31 ................................. Canada 6,500,000 6,419,257
Santander Holdings USA, Inc. , Senior Note , 5.473% to 3/19/28,
FRN thereafter , 3/20/29 ............................. United States 8,000,000 8,065,776
c
Shinhan Bank Co. Ltd. , Senior Note , 144A, 1.375% , 10/21/26 .. South Korea 6,500,000 6,463,512
c
Skandinaviska Enskilda Banken AB , Senior Preferred Note , 144A,
4.375% , 3/12/31 ................................... Sweden 2,400,000 2,349,317
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 7,400,000 7,485,723
Wells Fargo & Co. ,
Senior Note, 6.303% to 10/22/28, FRN thereafter, 10/23/29 .. United States 4,000,000 4,124,882
Senior Note, 5.198% to 1/22/29, FRN thereafter, 1/23/30 .... United States 2,550,000 2,570,226
Senior Note, 4.844% to 5/19/31, FRN thereafter, 5/20/32 .... United States 1,910,000 1,884,481
152,732,673
Beverages 0.4%
c
Coca-Cola Europacific Partners plc , Senior Note , 144A, 1.5% ,
1/15/27 ......................................... United Kingdom 4,400,000 4,343,252
Keurig Dr. Pepper, Inc. , Senior Bond , 2.25% , 3/15/31 ........
United States 2,860,000 2,526,552
6,869,804
Biotechnology 0.1%
AbbVie, Inc. , Senior Note , 4.125% , 3/15/31 ................
United States 1,620,000 1,570,809
Broadline Retail 0.4%
Amazon.com, Inc. ,
Senior Note, 4.1%, 11/20/30 ......................... United States 1,275,000 1,235,440
Senior Note, 4.25%, 3/13/31 ......................... United States 1,780,000 1,727,174
Senior Note, 4.8%, 7/09/31 .......................... United States 4,305,000 4,265,328
a,c,d
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 1,068,278 —

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
a,c,d
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 470,581 $ —
7,227,942
Building Products 0.5%
Carrier Global Corp. , Senior Note , 2.493% , 2/15/27 ..........
United States 5,000,000 4,950,936
c
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 75,000 74,899
Owens Corning , Senior Note , 5.5% , 6/15/27 ...............
United States 3,500,000 3,528,601
8,554,436
Capital Markets 2.0%
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 650,000 651,505
Goldman Sachs Group, Inc. (The) ,
Senior Note, 2.64% to 2/23/27, FRN thereafter, 2/24/28 ..... United States 5,500,000 5,439,140
Senior Note, 4.594% to 4/19/29, FRN thereafter, 4/20/30 .... United States 1,750,000 1,731,420
Senior Note, 4.972% to 6/02/31, FRN thereafter, 6/03/32 .... United States 1,540,000 1,519,473
Senior Note, 5.24% to 7/20/31, FRN thereafter, 7/21/32 ..... United States 1,260,000 1,257,794
Morgan Stanley ,
Senior Note, 5.173% to 1/15/29, FRN thereafter, 1/16/30 .... United States 5,500,000 5,527,652
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 1,135,000 1,101,995
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 1,635,000 1,598,258
Senior Note, 5.17% to 7/13/31, FRN thereafter, 7/14/32 ..... United States 1,700,000 1,694,017
I, Senior Note, 4.133% to 10/17/28, FRN thereafter, 10/18/29 United States 3,665,000 3,608,543
Sub. Bond, 4.35%, 9/08/26 .......................... United States 7,800,000 7,800,889
c
MSCI, Inc. , Senior Bond , 144A, 4% , 11/15/29 .............. United States 3,680,000 3,550,022
c
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 1,800,000 1,817,227
37,297,935
Chemicals 0.2%
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 3,200,000 3,412,752
Commercial Services & Supplies 0.1%
c
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.29% ,
4/15/29 ......................................... United States 105,000 107,054
Republic Services, Inc. , Senior Note , 4.75% , 7/15/31 .........
United States 975,000 968,712
Waste Management, Inc. , Senior Note , 3.875% , 1/15/29 ......
United States 1,000,000 982,908
2,058,674
Communications Equipment 0.2%
Motorola Solutions, Inc. , Senior Note , 4.85% , 8/15/30 ........
United States 3,100,000 3,077,443
Consumer Finance 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 6.1%, 1/15/27 .......................... Ireland 2,200,000 2,213,937
Senior Note, 3%, 10/29/28 .......................... Ireland 3,000,000 2,884,746
Senior Note, 4.125%, 2/28/29 ........................ Ireland 525,000 515,608
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 925,000 1,021,096
c
Avolon Holdings Funding Ltd. , Senior Note , 144A, 4.9% , 10/10/30 Ireland 5,802,000 5,702,690
Capital One Financial Corp. ,
Senior Bond, 3.8%, 1/31/28 .......................... United States 7,000,000 6,909,522
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 2,190,000 2,134,931
Senior Note, 4.722% to 1/29/31, FRN thereafter, 1/30/32 .... United States 1,435,000 1,403,572

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 11/05/26 ....................... United States 3,200,000 $ 3,203,893
Senior Note, 5.85%, 5/17/27 ......................... United States 3,400,000 3,423,446
c
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 1,895,000 1,850,442
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 635,000 627,353
c
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 2,600,000 2,712,271
OneMain Finance Corp. , Senior Note , 6.625% , 5/15/29 .......
United States 1,650,000 1,672,248
SLM Corp. , Senior Note , 6.5% , 1/31/30 ...................
United States 1,000,000 1,012,151
37,287,906
Consumer Staples Distribution & Retail 0.1%
c
US Foods, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ......... United States 1,200,000 1,166,916
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 1,205,000 1,185,239
Diversified REITs 0.3%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 1,400,000 1,351,355
c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 4,200,000 4,178,380
5,529,735
Diversified Telecommunication Services 0.2%
c
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 415,000 406,083
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 615,000 654,081
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 240,000 239,898
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 420,000 428,930
c
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 290,000 273,426
c
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 1,330,000 1,294,996
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 365,000 339,401
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 460,000 478,336
4,115,151
Electric Utilities 1.2%
c
ENEL Finance International NV ,
Senior Note, 144A, 4.625%, 7/13/29 ................... Italy 1,735,000 1,721,960
Senior Note, 144A, 4.375%, 9/30/30 ................... Italy 2,250,000 2,193,471
Hydro One, Inc. , Senior Note , 4.75% , 5/30/31 ..............
Canada 2,820,000 2,788,463
NextEra Energy Capital Holdings, Inc. , Senior Note , 4.685% ,
9/01/27 ......................................... United States 1,575,000 1,577,844
c
NRG Energy, Inc. , Senior Note , 144A, 3.375% , 2/15/29 ....... United States 2,000,000 1,904,006
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ......................... United States 5,000,000 4,890,406
Senior Note, 5.05%, 11/15/31 ........................ United States 1,115,000 1,103,585
e
Senior Note, 5.25%, 2/01/32 ......................... United States 1,640,000 1,635,314
c
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 3,400,000 3,319,392

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Vistra Operations Co. LLC, (continued)
Senior Note, 144A, 4.7%, 1/31/31 ..................... United States 1,240,000 $ 1,209,341
22,343,782
Electrical Equipment 0.3%
Eaton Capital ULC , Senior Note , 4.45% , 5/09/30 ............
United States 1,100,000 1,086,089
Eaton Corp. , Senior Note , 4.2% , 3/06/31 ..................
United States 1,615,000 1,566,701
Regal Rexnord Corp. , Senior Note , 6.3% , 2/15/30 ...........
United States 2,775,000 2,869,712
5,522,502
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 1,395,000 1,375,841
Energy Equipment & Services 0.1%
c
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
8.75% , 1/15/32 ................................... Mexico 240,000 235,008
c
Kodiak Gas Services LLC , Senior Note , 144A, 5.875% , 4/01/31 . United States 315,000 311,611
c
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 1,050,000 1,091,047
1,637,666
Entertainment 0.2%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,569,773 2,629,011
Discovery Global Holdings, Inc. , Senior Note , 3.755% , 3/15/27 .
United States 1,758,000 1,749,061
4,378,072
Financial Services 0.8%
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 ..................
United States 5,200,000 5,106,651
c
Freedom Mortgage Holdings LLC , Senior Note , 144A, 6.875% ,
5/01/31 ......................................... United States 900,000 868,313
c
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 1,510,000 1,512,546
c
Rocket Cos., Inc. , Senior Note , 144A, 6.125% , 8/01/31 ....... United States 515,000 517,630
c
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.1% ,
4/01/30 ......................................... Ireland 7,500,000 7,481,373
15,486,513
Food Products 0.7%
Campbell's Co. (The) , Senior Note , 5.2% , 3/19/27 ...........
United States 3,300,000 3,313,958
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 900,000 860,779
c
Mars, Inc. , Senior Note , 144A, 4.8% , 3/01/30 ............... United States 7,805,000 7,780,238
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 690,000 679,650
12,634,625
Ground Transportation 0.2%
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 105,000 108,426
c
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 5.35% , 3/30/29 ............................... United States 4,000,000 4,036,594
4,145,020
Health Care Equipment & Supplies 1.2%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .....
United States 300,000 298,272

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc. ,
Senior Note, 5.65%, 11/15/27 ........................ United States 5,000,000 $ 5,063,886
Senior Note, 4.15%, 12/15/28 ........................ United States 1,035,000 1,023,052
c
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 13,790,000 13,346,902
c
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5% , 6/15/31 ............................ United States 1,235,000 1,218,752
20,950,864
Health Care Providers & Services 1.4%
c
CHS/Community Health Systems, Inc. , Senior Secured Note ,
144A, 6% , 1/15/29 ................................. United States 3,200,000 3,146,288
CVS Health Corp. ,
Senior Bond, 1.875%, 2/28/31 ........................ United States 725,000 631,494
Senior Note, 5%, 1/30/29 ........................... United States 4,700,000 4,727,611
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 500,000 482,249
Elevance Health, Inc. , Senior Bond , 4.101% , 3/01/28 .........
United States 4,000,000 3,968,190
Humana, Inc. , Senior Note , 5.375% , 4/15/31 ...............
United States 4,195,000 4,213,965
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 4,700,000 4,735,005
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 3,000,000 2,960,274
Providence St. Joseph Health Obligated Group , H , 2.746% ,
10/01/26 ........................................ United States 15,000 14,958
24,880,034
Health Care REITs 0.1%
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Bond , 5% , 10/15/27 ................................ United States 1,000,000 970,824
Health Care Technology 0.2%
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 ...........
United States 3,300,000 3,391,588
Hotel & Resort REITs 0.1%
c
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 4.5% , 2/15/29 ............................... United States 1,200,000 1,176,353
Hotels, Restaurants & Leisure 1.2%
c
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 6/15/29 .............................. Canada 2,765,000 2,795,402
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 1,795,000 1,770,114
c
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% ,
10/15/29 ........................................ United States 3,400,000 3,232,911
c
Carnival Corp. Ltd. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 2,000,000 2,004,676
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 1,515,000 1,517,086
c
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 2,400,000 2,365,371
Las Vegas Sands Corp. , Senior Note , 5.3% , 5/15/31 .........
United States 2,325,000 2,295,154
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 2,610,000 2,622,716
Sands China Ltd. , Senior Note , 2.3% , 3/08/27 ..............
Macau 3,400,000 3,353,686
21,957,116
Household Durables 0.9%
DR Horton, Inc. , Senior Note , 4.85% , 10/15/30 .............
United States 4,575,000 4,555,805

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
c
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 7,160,000 $ 7,149,447
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 4,200,000 4,178,143
c
Whirlpool Corp. , Senior Secured Note , 144A, 7.5% , 7/01/31 ... United States 125,000 124,532
16,007,927
Independent Power and Renewable Electricity Producers 0.6%
c
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 500,000 458,926
Constellation Energy Generation LLC ,
Senior Note, 4.4%, 1/15/31 .......................... United States 825,000 803,583
Senior Note, 4.8%, 1/15/32 .......................... United States 5,965,000 5,850,425
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 1,085,000 1,057,557
c
Talen Energy Supply LLC , Senior Note , 144A, 6.125% , 5/01/31 . United States 2,710,000 2,695,131
10,865,622
Insurance 3.3%
c
Acrisure LLC / Acrisure Finance, Inc. , Senior Note , 144A, 8.5% ,
6/15/29 ......................................... United States 900,000 860,978
c
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. United States 7,000,000 7,040,286
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 1,200,000 1,182,160
Senior Secured Note, 144A, 6.75%, 4/15/28 ............. United States 2,000,000 2,010,000
c
Athene Global Funding , Senior Secured Note , 144A, 5.516% ,
3/25/27 ......................................... United States 7,000,000 7,045,323
Brown & Brown, Inc. , Senior Note , 4.9% , 6/23/30 ...........
United States 2,085,000 2,066,659
c
Corebridge Global Funding ,
Secured Note, 144A, 5.9%, 9/19/28 .................... United States 4,700,000 4,801,371
Senior Secured Note, 144A, 4.8%, 5/29/29 .............. United States 505,000 503,633
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 850,000 867,214
c
F&G Global Funding , Secured Note , 144A, 5.875% , 6/10/27 ... United States 5,800,000 5,857,942
c
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 7,200,000 7,169,268
c
Metropolitan Life Global Funding I , Secured Note , 144A, 5.05% ,
1/06/28 ......................................... United States 4,100,000 4,127,612
c
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.35% , 4/09/27 ................................... United States 6,700,000 6,750,961
c
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ......................................... United States 5,000,000 5,026,981
c
Principal Life Global Funding II , Secured Note , 144A, 4.6% ,
8/19/27 ......................................... United States 2,000,000 2,003,774
c
RGA Global Funding , Secured Note , 144A, 5.448% , 5/24/29 ... United States 2,100,000 2,128,876
59,443,038
Interactive Media & Services 0.5%
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 2,835,000 2,756,230
Senior Note, 4.1%, 2/15/31 .......................... United States 2,175,000 2,109,069
Meta Platforms, Inc. , Senior Note , 4.2% , 11/15/30 ...........
United States 4,710,000 4,566,189
9,431,488
Leisure Products 0.2%
Hasbro, Inc. , Senior Note , 4.65% , 3/12/31 .................
United States 4,000,000 3,921,044
Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc. , Senior Note , 3.3% , 3/15/27 .......
United States 900,000 893,498

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services (continued)
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 1,600,000 $ 1,600,537
2,494,035
Machinery 0.1%
c
ESAB Corp. ,
Senior Note, 144A, 6.25%, 4/15/29 .................... United States 500,000 505,918
Senior Note, 144A, 5.625%, 4/01/31 ................... United States 250,000 247,602
Hillenbrand, Inc. , Senior Secured Note , 6.25% , 2/15/29 .......
United States 1,100,000 1,045,538
1,799,058
Media 0.3%
c
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 265,000 230,484
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 2,750,000 2,803,292
Omnicom Group, Inc. , Senior Note , 4.2% , 3/02/29 ...........
United States 1,695,000 1,665,561
4,699,337
Metals & Mining 0.4%
c
Anglo American Capital plc , Senior Note , 144A, 4.625% , 3/19/31 South Africa 2,080,000 2,035,140
c
Glencore Funding LLC , Senior Note , 144A, 4.907% , 4/01/28 ... Australia 3,335,000 3,343,864
c
United States Steel Corp. , Senior Note , 144A, 5.2% , 8/01/31 ... United States 2,225,000 2,201,033
7,580,037
Mortgage Real Estate Investment Trusts (REITs) 0.2%
c
Starwood Property Trust, Inc. ,
Senior Note, 144A, 5.875%, 8/15/29 ................... United States 2,200,000 2,205,093
Senior Note, 144A, 5.75%, 1/15/31 .................... United States 600,000 591,648
2,796,741
Multi-Utilities 0.6%
Dominion Energy, Inc. , D , Senior Bond , 2.85% , 8/15/26 .......
United States 1,300,000 1,299,169
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 2,200,000 2,208,868
c
Engie SA , Senior Note , 144A, 5.25% , 4/10/29 .............. France 4,000,000 4,043,064
Public Service Enterprise Group, Inc. , Senior Note , 4.8% , 6/15/31
United States 1,500,000 1,482,085
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 1,095,000 1,082,216
10,115,402
Oil, Gas & Consumable Fuels 1.2%
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 1,100,000 925,656
c
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 300,000 301,648
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 2,555,000 2,606,524
c
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 1,520,000 1,518,231
MPLX LP , Senior Note , 4.8% , 2/15/31 ....................
United States 6,500,000 6,418,494
c
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 1,120,000 1,110,020
c
Sunoco LP , Senior Note , 144A, 7% , 5/01/29 ............... United States 2,000,000 2,044,792
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 935,000 905,607
c
Var Energi ASA , Senior Note , 144A, 7.5% , 1/15/28 .......... Norway 4,000,000 4,137,517
c
Venture Global Plaquemines LNG LLC , Senior Secured Note ,
144A, 6.125% , 12/15/30 ............................. United States 1,345,000 1,367,189

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners LLC , Senior Note , 4.9% , 8/01/30 .......
United States 846,000 $ 835,514
22,171,192
Paper & Forest Products 0.1%
c
Georgia-Pacific LLC , Senior Note , 144A, 4.6% , 5/15/31 ....... United States 2,680,000 2,633,548
Passenger Airlines 0.1%
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 1,118,000 1,099,448
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 7,700,000 7,648,823
Pharmaceuticals 1.2%
c
Bayer US Finance LLC , Senior Note , 144A, 6.25% , 1/21/29 .... Germany 3,200,000 3,291,567
Eli Lilly & Co. , Senior Note , 4.375% , 5/20/31 ...............
United States 3,080,000 3,026,077
Novartis Capital Corp. ,
Senior Note, 4.1%, 11/05/30 ......................... United States 4,120,000 4,012,781
Senior Note, 4.4%, 3/18/31 .......................... United States 3,295,000 3,240,170
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 2,000,000 1,952,272
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ......................... Israel 1,696,000 1,693,910
Senior Note, 5.125%, 5/09/29 ........................ Israel 2,345,000 2,339,359
Teva Pharmaceutical Finance Netherlands IV BV , Senior Note ,
5.75% , 12/01/30 ................................... Israel 2,320,000 2,350,536
21,906,672
Residential REITs 0.1%
ERP Operating LP , Senior Note , 4.95% , 6/15/32 ............
United States 1,593,000 1,583,322
Semiconductors & Semiconductor Equipment 1.1%
c
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 5,900,000 6,031,804
Intel Corp. , Senior Note , 4.65% , 6/01/31 ..................
United States 4,560,000 4,459,644
NVIDIA Corp. , Senior Note , 4.5% , 6/15/31 .................
United States 9,930,000 9,721,359
20,212,807
Software 0.6%
Oracle Corp. ,
Senior Note, 4.55%, 2/04/29 ......................... United States 3,990,000 3,890,762
Senior Note, 4.45%, 9/26/30 ......................... United States 1,525,000 1,439,892
Senior Note, 4.95%, 2/04/31 ......................... United States 3,550,000 3,391,830
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 2,375,000 2,370,468
11,092,952
Specialized REITs 0.3%
c
Iron Mountain, Inc. ,
Senior Bond, 144A, 4.875%, 9/15/29 ................... United States 700,000 683,456
Senior Note, 144A, 4.875%, 9/15/27 ................... United States 2,000,000 1,994,620
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 2,950,000 2,974,494
5,652,570
Specialty Retail 0.5%
Dick's Sporting Goods, Inc. , Senior Note , 4% , 10/01/29 .......
United States 9,450,000 9,182,693

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.0%
†
Dell International LLC / EMC Corp. , Senior Note , 4.75% , 7/15/31
United States 785,000 $ 772,061
Tobacco 0.6%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 650,000 648,379
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 1,805,000 1,893,147
Philip Morris International, Inc. , Senior Note , 4.875% , 2/15/28 ..
United States 7,700,000 7,735,195
10,276,721
Trading Companies & Distributors 0.3%
c
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 3,200,000 3,252,768
c
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 3,000,000 3,046,074
6,298,842
Wireless Telecommunication Services 0.4%
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 3,000,000 3,150,689
T-Mobile USA, Inc. , Senior Note , 4.95% , 3/15/28 ............
United States 4,200,000 4,218,424
7,369,113
Total Corporate Bonds (Cost $697,914,324) ...................................
694,079,094
Senior Floating Rate Interests 2.4%
f
Aerospace & Defense 0.1%
TransDigm, Inc., First Lien, CME Term Loan, K, 5.981%, (1-month
SOFR + 2.25%), 3/22/30 ............................ United States 825,019 826,079
TransDigm, Inc., First Lien, CME Term Loan, N, 6.231%, (1-month
SOFR + 2.5%), 2/14/33 ............................. United States 208,779 209,232
VSE Corp., First Lien, CME Term Loan, B, 5.731%, (1-month
SOFR + 2%), 5/05/33 ............................... United States 137,237 138,095
1,173,406
a a a a a a
f
Air Freight & Logistics 0.1%
e
Rand Parent LLC, First Lien, Add-on CME Term Loan, B, 6.842%,
(12-month SOFR + 3%), 3/18/30 ...................... United States 424,564 425,831
Rand Parent LLC, First Lien, CME Term Loan, B, 6.732%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 351,439 352,488
Stonepeak Nile Parent LLC, First Lien, Amendment No. 3 CME
Term Loan, 5.657%, (3-month SOFR + 2%), 4/09/32 ....... United States 997,500 996,408
1,774,727
a a a a a a
f
Automobile Components 0.0%
†
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C, 6.919%, (1-month SOFR + 3.25; 3-month SOFR + 3.25),
2/03/33 ......................................... United States 317,376 318,566
Clarios Global LP, First Lien, Amendment No. 7 Dollar CME Term
Loan, 6.231%, (1-month SOFR + 2.5%), 1/28/32 .......... United States 368,091 369,357
687,923
a a a a a a
Beverages 0.0%
†
f
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan, 6.482%, (3-month SOFR + 2.75%), 3/31/31 ......... United States 209,652 210,751

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Biotechnology 0.1%
f
BioMarin Pharmaceutical, Inc., First Lien, Initial CME Term Loan,
B, 5.428%, (6-month SOFR + 1.75%), 4/27/33 ............ United States 1,000,000 $ 1,000,190
Broadline Retail 0.0%
†
f
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.232%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 484,376 486,011
f
Building Products 0.1%
EMRLD Borrower LP, First Lien, Initial CME Term Loan, B,
5.916%, (3-month SOFR + 2.25%), 5/31/30 .............. United States 362,108 362,463
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.073%, (3-month SOFR + 2.25%), 8/04/31 . United States 101,746 101,863
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.981%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 414,138 415,301
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3, 5.981%,
(1-month SOFR + 2.25%), 2/10/32 ..................... United States 272,414 272,925
1,152,552
a a a a a a
f
Capital Markets 0.1%
Citadel Securities LP, First Lien, 2026-1 CME Term Loan, 5.661%,
(3-month SOFR + 2%), 6/10/33 ....................... United States 799,993 799,969
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan, 5.731%, (1-month SOFR + 2%),
5/19/31 ......................................... United States 345,474 345,173
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/31 ................ United States 510,970 509,555
1,654,697
a a a a a a
f
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.593%,
(1-month SOFR + 3.75; 3-month SOFR + 3.75), 4/06/29 ..... United States 502,096 488,605
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.573%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 244,286 244,795
733,400
a a a a a a
f
Commercial Services & Supplies 0.2%
APi Group DE, Inc., First Lien, Amendment No. 9 CME Term
Loan, 5.481%, (1-month SOFR + 1.75%), 5/16/33 ......... United States 947,625 950,563
Aramark Services, Inc., First Lien, U.S. CME Term Loan, B10,
5.481%, (1-month SOFR + 1.75%), 6/24/30 .............. United States 65,509 65,673
Cimpress USA, Inc., First Lien, 2026 CME Term Loan, B1,
6.231%, (1-month SOFR + 2.5%), 6/03/33 ............... Ireland 458,120 459,838
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.414%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 995,340 987,532
Rosen International SARL, First Lien, Second Amendment
Refinancing CME Term Loan, 5.732%, (3-month SOFR + 2%),
3/26/31 ......................................... Luxembourg 173,761 173,754
Spin Holdco, Inc., First Lien, Initial CME Term Loan, 7.417%,
(12-month SOFR + 4%), 9/04/30 ...................... United States 66,169 49,227
WMB Holdings, Inc., First Lien, USD CME Term Loan, B, 5.731%,
(1-month SOFR + 2%), 11/05/29 ...................... United States 915,144 915,908
3,602,495
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Construction Materials 0.0%
†
f
Knife River Corp., First Lien, 2026 CME Term Loan, B, 5.401%,
(3-month SOFR + 1.75%), 3/08/32 ..................... United States 306,585 $ 306,714
Consumer Finance 0.0%
†
f
EVERTEC Group LLC, First Lien, CME Term Loan, B, 5.981%,
(1-month SOFR + 2.25%), 10/30/30 .................... United States 71,059 71,192
Containers & Packaging 0.0%
†
f
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.981%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 583,567 558,765
Distributors 0.0%
†
f
Core & Main LP, First Lien, CME Term Loan, F, 5.475%, (3-month
SOFR + 1.75%), 7/01/33 ............................ United States 215,419 216,048
Diversified Telecommunication Services 0.0%
†
e,f
QTS Thunder Managing Issuer LLC, First Lien, CME Term Loan,
B, 6.24%, (12-month SOFR + 2.25%), 7/22/33 ............ United States 228,849 225,988
f
Electric Utilities 0.1%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.481%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 994,937 991,972
Constellation Renewables LLC, First Lien, CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/27 ................ United States 940,287 940,875
NRG Energy, Inc., First Lien, 2026-1 New CME Term Loan,
5.481%, (1-month SOFR + 1.75%), 4/28/33 .............. United States 256,667 256,566
e
Pathfinder Power LLC, First Lien, CME Term Loan, B, 5.707%,
(12-month SOFR + 2%), 6/22/33 ...................... United States 133,841 133,737
2,323,150
a a a a a a
f
Electronic Equipment, Instruments & Components 0.0%
†
a
Belden, Inc., First Lien, Initial CME Term Loan, 5.981%, (1-month
SOFR + 2.25%), 7/01/33 ............................ United States 379,391 381,762
a
MX Holdings US, Inc., First Lien, Senior USD CME Term Loan, B,
5.731%, (1-month SOFR + 2%), 3/17/32 ................ United States 67,336 67,715
TTM Technologies, Inc., First Lien, 2026 CME Term Loan, B,
5.397%, (1-month SOFR + 1.75%), 5/30/30 .............. United States 390,751 391,890
841,367
a a a a a a
f
Entertainment 0.1%
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.595%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 718,113 704,993
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B7,
5.412%, (3-month SOFR + 1.75%), 11/21/31 ............. United States 842,854 842,378
1,547,371
a a a a a a
f
Financial Services 0.1%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.37%, (1-day SOFR + 1.75%), 1/31/33 ................. United States 997,494 994,930
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.481%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 127,748 127,703
Hudson River Trading LLC, First Lien, CME Term Loan, B2,
6.167%, (1-month SOFR + 2.5%), 3/18/30 ............... United States 169,696 169,594
Jupiter Borrower, Inc., First Lien, Initial CME Term Loan, 6.482%,
(3-month SOFR + 2.75%), 6/30/33 ..................... United States 167,832 169,056
1,461,283
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Food Products 0.1%
Chobani LLC, First Lien, Closing Date CME Term Loan, 5.981%,
(1-month SOFR + 2.25%), 10/28/32 .................... United States 314,683 $ 316,256
Froneri International Ltd., First Lien, CME Term Loan, B4,
5.877%, (6-month SOFR + 2.25%), 9/30/31 .............. United Kingdom 400,510 398,790
e
Wayne-Sanderson Farms LLC, First Lien, CME Term Loan, B,
5.693%, (1-month SOFR + 2%), 5/21/32 ................ United States 1,100,000 1,095,529
1,810,575
a a a a a a
f
Ground Transportation 0.1%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan, 6.632%, (3-month SOFR + 3%), 5/21/31 ....... United Kingdom 60,387 60,749
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B,
5.982%, (3-month SOFR + 2.25%), 8/15/30 .............. United States 436,757 437,810
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.482%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 994,937 993,325
1,491,884
a a a a a a
f
Health Care Providers & Services 0.0%
†
McKesson Medical-Surgical Top Holdings, Inc., First Lien,
Amendment No. 1 CME Term Loan, B, 5.982%, (3-month SOFR
+ 2.25%), 6/09/32 ................................. United States 116,863 117,119
Medical Solutions Holdings, Inc., First Lien, Initial First-Out CME
Term Loan, A1, 9.173%, (3-month SOFR + 5.25%), 11/01/30 . United States 37,892 26,588
Medical Solutions Holdings, Inc., First Lien, Initial First-Out CME
Term Loan, A2, 9.173%, (3-month SOFR + 5.25%), 11/01/30 . United States 32,822 22,237
Medical Solutions Holdings, Inc., First Lien, Initial Second-Out
CME Term Loan, 7.423%, (3-month SOFR + 3.5%), 11/01/30 . United States 111,596 14,135
Medical Solutions Holdings, Inc., First Lien, Initial Third-Out CME
Term Loan, 10.796%, (3-month SOFR + 7%), 11/03/31 ...... United States 39,387 5,777
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.232%,
(3-month SOFR + 4.5%), 4/16/32 ...................... United States 297,750 261,536
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan, 6.231%, (1-month SOFR + 2.5%), 12/19/30 ..... United States 31,524 31,531
478,923
a a a a a a
Health Care Technology 0.0%
†
f
Cotiviti, Inc., First Lien, New CME Term Loan, B, 6.397%,
(1-month SOFR + 2.75%), 5/01/31 ..................... United States 336,574 316,632
f
Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.481%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 1,124,922 1,126,565
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.981%, (1-month SOFR + 2.25%), 2/06/30 ... United States 213,061 206,216
DK Crown Holdings, Inc., First Lien, CME Term Loan, B, 5.425%,
(1-month SOFR + 1.75%), 3/04/32 ..................... United States 994,962 993,639
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.482%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 341,690 339,212
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.731%, (1-month SOFR + 2%), 11/03/32 United States 995,000 993,010
3,658,642
a a a a a a
Household Products 0.1%
f
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.667%, (1-month SOFR + 2%), 3/19/32 ................ United States 994,384 995,632

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Independent Power and Renewable Electricity Producers 0.1%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.481%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 250,000 $ 250,298
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B, 5.479%, (3-month SOFR + 1.75%), 12/15/31 .. United States 1,030,233 1,028,409
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B,
5.479%, (3-month SOFR + 1.75%), 11/25/32 ............. United States 299,229 297,670
1,576,377
a a a a a a
f
Insurance 0.1%
Asurion LLC, First Lien, New CME Term Loan, B10, 7.763%,
(3-month SOFR + 4%), 8/21/28 ....................... United States 128,082 128,482
Asurion LLC, First Lien, New CME Term Loan, B11, 8.173%,
(3-month SOFR + 4.25%), 8/21/28 ..................... United States 42,421 42,538
a
Lockton, Inc., First Lien, CME Term Loan, B, 5.823%, (3-month
SOFR + 2%), 4/25/33 ............................... United States 900,000 901,125
1,072,145
a a a a a a
IT Services 0.0%
†
f
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
7.981%, (1-month SOFR + 4.25%), 12/31/31 ............. United States 205,305 184,210
Leisure Products 0.0%
†
f
GBT US III LLC, First Lien, CME Term Loan, B2, 5.81%, (3-month
SOFR + 2%), 7/25/31 ............................... United States 9,875 9,878
f
Machinery 0.0%
†
Columbus McKinnon Corp., First Lien, Initial CME Term Loan,
7.232%, (3-month SOFR + 3.5%), 2/03/33 ............... United States 57,378 57,581
Crown Equipment Corp., First Lien, Initial CME Term Loan, B1,
5.647%, (1-month SOFR + 2%), 10/10/31 ................ United States 343,624 344,645
402,226
a a a a a a
f
Media 0.0%
†
Advantage Sales & Marketing, Inc., First Lien, Exchange CME
Term Loan, 10.014%, (3-month SOFR + 6%), 4/19/30 ...... United States 297,377 263,240
Nexstar Media, Inc., First Lien, CME Term Loan, B7, 6.481%,
(1-month SOFR + 2.75%), 3/18/33 ..................... United States 305,000 305,047
568,287
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
f
Starwood Property Mortgage LLC, First Lien, CME Term Loan,
B5, 5.731%, (1-month SOFR + 2%), 1/02/30 ............. United States 246,263 246,570
f
Oil, Gas & Consumable Fuels 0.2%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.482%, (3-month
SOFR + 1.75%), 12/31/32 ........................... United States 1,000,000 996,075
Delek US Holdings, Inc., First Lien, Initial CME Term Loan,
6.731%, (1-month SOFR + 3%), 5/17/32 ................ United States 458,839 461,040
Hilcorp Energy I LP, First Lien, Initial CME Term Loan, 5.417%,
(1-month SOFR + 1.75%), 2/11/30 ..................... United States 338,571 338,995
UGI Energy Services LLC, First Lien, Refinancing CME Term
Loan, 5.731%, (1-month SOFR + 2%), 2/22/30 ............ United States 357,853 358,748
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan, 6.954%, (6-month SOFR + 3.25%), 4/11/33 ......... United States 956,711 964,407
3,119,265
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Paper & Forest Products 0.0%
†
f
Asplundh Tree Expert LLC, First Lien, Amendment No. 5
Refinancing CME Term Loan, 5.481%, (1-month SOFR +
1.75%), 5/30/33 ................................... United States 317,990 $ 317,947
f
Passenger Airlines 0.2%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 6.479%, (3-month SOFR + 2.75%), 5/28/32 ..... United States 994,962 996,206
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.979%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 159,615 159,786
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan,
5.479%, (3-month SOFR + 1.75%), 10/15/31 ............. United States 291,526 291,163
United Airlines, Inc., First Lien, CME Term Loan, B, 5.481%,
(1-month SOFR + 1.75%), 2/24/31 ..................... United States 1,018,575 1,017,811
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.482%,
(3-month SOFR + 2.75%), 2/14/31 ..................... Canada 359,442 345,065
2,810,031
a a a a a a
Personal Care Products 0.0%
†
f
Prestige Brands, Inc., First Lien, Delayed Draw CME Term Loan,
B, 5.731%, (1-month SOFR + 2%), 6/13/33 .............. United States 177,096 177,816
f
Professional Services 0.1%
Maximus, Inc., First Lien, CME Term Loan, B, 5.731%, (1-month
SOFR + 2%), 5/30/31 ............................... United States 192,447 192,568
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.731%, (1-month SOFR + 2%), 5/09/31 ................ United States 987,053 987,177
1,179,745
a a a a a a
f
Real Estate Management & Development 0.0%
†
Cushman & Wakefield US Borrower LLC, First Lien, Amendment
No. 14 CME Term Loan, 5.981%, (1-month SOFR + 2.25%),
6/13/33 ......................................... United States 440,700 441,434
a
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B4, 5.917%, (3-month SOFR + 2.25%), 8/21/30 ........... United States 124,688 124,843
566,277
a a a a a a
f
Software 0.1%
a
Adeia, Inc., First Lien, Initial CME Term Loan, B6, 6.231%,
(1-month SOFR + 2.5%), 6/08/28 ...................... United States 915,727 916,872
e,g
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan, 8.12%, (1-day SOFR + 4.5%), 11/17/31 .... United States 25,238 25,253
942,125
a a a a a a
f
Specialty Retail 0.0%
†
a
Chewy, Inc., First Lien, Initial CME Term Loan, 5.446%, (3-month
SOFR + 1.75%), 6/23/33 ............................ United States 117,689 117,615
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
6.981%, (1-month SOFR + 3.25%), 1/23/32 .............. United States 240,984 242,426
360,041
a a a a a a
Trading Companies & Distributors 0.1%
f
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.731%, (1-month SOFR + 2%), 4/30/32 ................ United States 1,000,000 1,000,135

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Water Utilities 0.0%
†
a,f
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
5.902%, (3-month SOFR + 2.25%), 10/01/32 ............. United States 134,905 $ 135,073
Total Senior Floating Rate Interests (Cost $43,656,993) ........................
43,448,466
h
Marketplace Loans 0.1%
a
Financial Services 0.1%
a a a a a a
Total Marketplace Loans (Cost $7,335,877) ...................................
1,439,955
Foreign Government and Agency Securities 2.4%
c
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
5% , 7/27/27 ...................................... Supranational
i
3,900,000 3,886,385
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 1,920,000 1,826,400
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 1,130,000 1,130,000
Colombia Government Bond ,
Senior Note, 7.375%, 4/25/30 ......................... Colombia 730,000 765,040
Senior Note, 4.5%, 11/26/30 .......................... Colombia 400,000 EUR 457,602
c
Corp. Nacional del Cobre de Chile , Senior Bond , Reg S, 3% ,
9/30/29 ......................................... Chile 820,000 768,964
c
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 1,090,000 1,116,433
c
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 680,000 684,842
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 890,000 898,010
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 1,150,000 1,149,425
c
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 630,000 645,010
c
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 840,000 883,617
c
Guatemala Government Bond , Senior Bond , 144A, 4.875% ,
2/13/28 ......................................... Guatemala 1,540,000 1,535,234
c
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 1,510,000 1,520,295
Indonesia Government Bond , Senior Bond , 3.85% , 10/15/30 ...
Indonesia 790,000 755,357
c
Ivory Coast Government Bond , Senior Bond , Reg S, 6.375% ,
3/03/28 ......................................... Ivory Coast 1,340,670 1,354,261
Jamaica Government Bond , Senior Bond , 6.75% , 4/28/28 .....
Bermuda 760,000 780,026
c
Montenegro Government Bond , Senior Bond , 144A, 2.55% ,
10/03/29 ........................................ Montenegro 830,000 EUR 913,893
c
Morocco Government Bond , Senior Note , 144A, 5.95% , 3/08/28 Morocco 1,120,000 1,133,951
c
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 860,000 907,058
c
North Macedonia Government Bond , Senior Note , 144A, 3.875% ,
1/21/30 ......................................... North Macedonia 590,000 EUR 671,728
c
Office Cherifien des Phosphates , Senior Bond , 144A, 3.75% ,
6/23/31 ......................................... Morocco 500,000 456,508
c
Oman Government Bond , Senior Bond , 144A, 5.625% , 1/17/28 . Oman 1,340,000 1,349,626
c
Paraguay Government Bond , Senior Bond , 144A, 4.95% , 4/28/31 Paraguay 1,540,000 1,528,065
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 1,960,000 1,794,870
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 1,270,000 1,450,602
Poland Government Bond , 4.875% , 2/12/30 ...............
Poland 1,880,000 1,890,306
c
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 1,190,000 1,136,596
c
Romania Government Bond , Senior Bond , 144A, 2.875% , 5/26/28 Romania 1,680,000 EUR 1,917,831
c
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 1,090,000 1,108,555
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 680,000 680,104

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
South Africa Government Bond, (continued)
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 1,120,000 $ 1,139,811
c
Trinidad & Tobago Government Bond , Senior Note , 144A, 5.95% ,
1/14/31 .........................................
Trinidad and
Tobago 1,130,000 1,135,650
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 1,630,000 1,771,305
Uruguay Government Bond , Senior Bond , 4.375% , 10/27/27 ...
Uruguay 1,940,000 1,940,970
c
Uzbekistan Government Bond , Senior Note , 144A, 7.85% ,
10/12/28 ........................................ Uzbekistan 1,090,000 1,145,737
Total Foreign Government and Agency Securities (Cost $44,822,797) ............
44,230,067
U.S. Government and Agency Securities 14.2%
U.S. Treasury Notes ,
0.625%, 3/31/27 .................................. United States 31,058,000 30,382,508
j
0.5%, 8/31/27 .................................... United States 5,947,000 5,719,225
4%, 5/31/28 ..................................... United States 50,627,000 50,394,630
4.125%, 6/30/28 .................................. United States 91,563,000 91,330,516
2.875%, 8/15/28 .................................. United States 18,500,000 17,999,561
3.875%, 4/15/29 .................................. United States 63,664,000 62,942,807
Total U.S. Government and Agency Securities (Cost $259,339,893) ..............
258,769,247
Asset-Backed Securities 16.3%
Consumer Finance 2.7%
GM Financial Consumer Automobile Receivables Trust ,
2023-4, A3, 5.78%, 8/16/28 .......................... United States 2,641,814 2,656,854
2024-1, A3, 4.85%, 12/18/28 ......................... United States 4,928,814 4,942,437
2026-2, A3, 4.15%, 8/18/31 .......................... United States 2,863,000 2,843,443
2026-3, A3, 4.44%, 7/16/31 .......................... United States 9,795,000 9,777,965
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 722,792 724,915
2024-A, A3, 4.99%, 2/15/29 .......................... United States 2,066,350 2,074,614
2025-B, A2A, 4.45%, 8/15/28 ......................... United States 5,026,609 5,031,611
Nissan Auto Receivables Owner Trust , 2023-A , A3 , 4.91% ,
11/15/27 . ........................................ United States 1,119,582 1,120,474
Toyota Auto Receivables Owner Trust ,
2024-A, A3, 4.83%, 10/16/28 ......................... United States 3,223,304 3,233,291
2024-B, A3, 5.33%, 1/16/29 .......................... United States 4,773,985 4,803,987
2026-B, A3, 4.13%, 12/16/30 ......................... United States 2,572,000 2,555,121
2026-C, A3, 4.51%, 3/17/31 .......................... United States 6,051,000 6,045,909
World Omni Auto Receivables Trust , 2026-B , A3 , 4.37% , 6/16/31 .
United States 2,856,000 2,846,711
48,657,332
a a a a a a
Financial Services 13.6%
c,f
AGL CLO 13 Ltd. , 2021-13A , A1R , 144A, FRN , 4.829% , ( 3-month
SOFR + 1.1% ), 10/20/34 . ............................ United States 2,550,000 2,550,637
c,f
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.416% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 653,542 658,000
c,f
Apex Credit CLO LLC , 2021-2A , A1AR , 144A, FRN , 4.909% ,
( 3-month SOFR + 1.18% ), 10/20/34 . ................... United States 8,650,000 8,656,910
c,f
Ares LXIX CLO Ltd. , 2024-69A , A1R , 144A, FRN , 5.003% ,
( 3-month SOFR + 1.25% ), 4/15/36 . .................... Jersey 8,350,000 8,360,204
c,f
Bain Capital Credit CLO Ltd. ,
2020-1A, A1RR, 144A, FRN, 4.719%, (3-month SOFR +
0.99%), 4/18/33 ................................... United States 2,410,200 2,411,871
2020-3A, A1R3, 144A, FRN, 4.742%, (3-month SOFR +
0.99%), 10/23/34 .................................. United States 8,700,000 8,696,521

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c,f
Bain Capital Credit CLO Ltd., (continued)
2022-2A, A1R, 144A, FRN, 4.883%, (3-month SOFR + 1.15%),
4/22/35 ......................................... United States 2,500,000 $ 2,502,245
c,f
Barings CLO Ltd. , 2021-3A , AR , 144A, FRN , 4.859% , ( 3-month
SOFR + 1.13% ), 1/18/35 . ............................ United States 700,000 700,734
c,f
Beechwood Park CLO Ltd. , 2019-1A , A1RR , 144A, FRN , 4.82% ,
( 3-month SOFR + 1.07% ), 1/17/35 . .................... Jersey 10,000,000 9,993,814
c,f
BlueMountain CLO Ltd. , 2016-3A , A1R2 , 144A, FRN , 4.851% ,
( 3-month SOFR + 1.2% ), 11/15/30 . .................... United States 507,220 507,462
c,f
BlueMountain CLO XXXI Ltd. , 2021-31A , A1R , 144A, FRN ,
4.829% , ( 3-month SOFR + 1.1% ), 4/19/34 . ............... United States 3,130,000 3,132,427
c,f
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
4.966% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 4,924,313 4,938,077
c,f
Buckhorn Park CLO Ltd. , 2019-1A , ARR , 144A, FRN , 4.799% ,
( 3-month SOFR + 1.07% ), 7/18/34 . .................... United States 2,480,000 2,480,028
CarMax Auto Owner Trust ,
2026-2, A2A, 4.11%, 8/15/29 ......................... United States 890,000 888,536
2026-2, A3, 4.22%, 6/16/31 .......................... United States 2,252,000 2,234,574
2026-3, A3, 4.6%, 9/15/31 ........................... United States 4,469,000 4,468,620
c,e,f
Cedar Funding IX CLO Ltd. , 2018-9AR , ARR , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 1.23% ), 7/20/37 . ................ United States 9,000,000 9,002,295
c
CF Hippolyta Issuer LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 . ... United States 3,196,845 2,658,063
c
Chase Auto Owner Trust , 2026-1A , A3 , 144A, 4.53% , 6/25/31 . .. United States 1,105,000 1,103,575
c
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 953,000 940,288
2025-1A, A1, 144A, 5.316%, 5/25/50 ................... United States 1,023,000 1,015,447
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 2,246,000 2,186,687
f
CWABS, Inc. Asset-Backed Certificates Trust , 2004-1 , M1 , FRN ,
4.589% , ( 1-month SOFR + 0.864% ), 3/25/34 . ............. United States 12,525 13,218
c,f
Dryden 68 CLO Ltd. , 2019-68A , ARR , 144A, FRN , 4.853% ,
( 3-month SOFR + 1.1% ), 7/15/35 . ..................... United States 6,450,000 6,454,016
c,f
Dryden 80 CLO Ltd. , 2019-80A , ARR , 144A, FRN , 4.7% , ( 3-month
SOFR + 0.95% ), 1/17/33 . ............................ United States 5,871,679 5,875,268
c
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 1,367,111 1,361,140
2025-FL2, A1, 144A, 5.053%, 11/25/55 ................. United States 2,260,631 2,234,710
k
2025-HE4, A, 144A, FRN, 5.408%, 7/25/55 .............. United States 3,420,835 3,393,342
k
2025-HE5, A, 144A, FRN, 5.285%, 8/25/55 .............. United States 1,028,323 1,019,773
Ford Credit Auto Owner Trust , 2024-A , A3 , 5.09% , 12/15/28 . ...
United States 3,730,548 3,748,734
c,e,f
Fortress Credit BSL XIV Ltd. , 2021-5AR , AR , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 1.03% ), 10/23/34 . ............... United States 450,000 450,115
c,f
Fortress Credit BSL XVII Ltd. , 2022-1A , A1R , 144A, FRN ,
4.802% , ( 3-month SOFR + 1.05% ), 10/23/34 . ............. United States 4,928,130 4,930,510
c
GS Mortgage-Backed Securities Trust , 2025-CES2 , A1 , 144A,
5.18% , 9/25/55 . ................................... United States 1,487,836 1,477,177
c
Home Partners of America Trust , 2021-3 , B , 144A, 2.649% ,
1/17/41 . ......................................... United States 1,340,502 1,251,163
Honda Auto Receivables Owner Trust ,
2023-3, A3, 5.41%, 2/18/28 .......................... United States 1,713,302 1,719,688
2023-4, A3, 5.67%, 6/21/28 .......................... United States 2,595,770 2,611,411
c,f
Invesco CLO Ltd. , 2021-3A , A1R , 144A, FRN , 4.813% , ( 3-month
SOFR + 1.08% ), 10/22/34 . ........................... United States 2,600,000 2,602,276
c
J.P. Morgan Mortgage Trust ,
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 634,615 635,943
f
2024-HE3, A1, 144A, FRN, 4.821%, (30-day SOFR Average +
1.2%), 2/25/55 .................................... United States 970,429 972,859

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c
J.P. Morgan Mortgage Trust, (continued)
f
2025-HE3, A1, 144A, FRN, 4.971%, (30-day SOFR Average +
1.35%), 3/20/56 ................................... United States 1,071,606 $ 1,078,074
f
2026-HE1, A1, 144A, FRN, 4.871%, (30-day SOFR Average +
1.25%), 9/20/56 ................................... United States 921,666 925,614
c,f
Madison Park Funding XLV Ltd. , 2020-45A , ARR , 144A, FRN ,
4.833% , ( 3-month SOFR + 1.08% ), 7/15/34 . .............. United States 7,000,000 7,007,516
c,f
Man Capital CLO Ltd. , 2021-1AR , A1R , 144A, FRN , Zero Cpn.,
( 3-month SOFR + 1.15% ), 10/15/38 . ................... United States 1,275,000 1,275,319
c,f
Neuberger Berman Loan Advisers CLO 43 Ltd. , 2021-43A , AR ,
144A, FRN , 4.8% , ( 3-month SOFR + 1.05% ), 7/17/36 . ...... United States 600,000 600,390
c,f
Neuberger Berman Loan Advisers CLO 50 Ltd. , 2022-50A , AR2 ,
144A, FRN , 4.792% , ( 3-month SOFR + 1.04% ), 7/23/36 . .... Jersey 355,000 355,251
c,f
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , AR2 ,
144A, FRN , 4.752% , ( 3-month SOFR + 1% ), 10/23/36 . ...... Jersey 9,500,000 9,509,146
c
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 10,895,000 8,928,556
c,f
Octagon 57 Ltd. , 2021-1A , AR , 144A, FRN , 4.823% , ( 3-month
SOFR + 1.07% ), 10/15/34 . ........................... United States 4,350,000 4,352,204
c,f
Octagon Investment Partners 45 Ltd. , 2019-1A , A1RR , 144A,
FRN , 4.903% , ( 3-month SOFR + 1.15% ), 4/15/35 . ......... United States 1,395,000 1,395,020
c
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 907,449 897,492
c
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 1,370,000 1,346,155
c
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 7,017,391 6,944,443
c
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 . ......... United States 501,420 502,504
f
RAAC Trust , 2004-SP1 , AII , FRN , 4.539% , ( 1-month SOFR +
0.814% ), 3/25/34 . ................................. United States 37,581 37,538
c,f
Rad CLO 14 Ltd. , 2021-14A , A , 144A, FRN , 5.185% , ( 3-month
SOFR + 1.432% ), 1/15/35 . ........................... United States 4,825,000 4,831,815
c
RCO IX Mortgage LLC , 2026-2 , A1 , 144A, 5.765% , 5/25/31 . ... United States 730,381 727,954
c,f
Regatta X Funding Ltd. , 2017-3A , AR2 , 144A, FRN , 5.036% ,
( 3-month SOFR + 1.23% ), 7/17/37 . .................... United States 3,200,000 3,200,800
c,f
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 5.135% , ( 3-month SOFR
+ 1.382% ), 4/15/36 . ................................ United States 23,418,000 23,430,846
c
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 3,612,000 3,550,853
c,f
Sixth Street CLO XXV Ltd. , 2024-25A , AR , 144A, FRN , 4.975% ,
( 3-month SOFR + 1.2% ), 7/24/37 . ..................... United States 6,400,000 6,403,187
c,f
Sound Point CLO XXII Ltd. , 2019-1A , ARR , 144A, FRN , 4.759% ,
( 3-month SOFR + 1.03% ), 1/20/32 . .................... United States 456,670 456,901
c,f
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.84% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 6,650,000 6,655,410
c,f
Southwick Park CLO LLC , 2019-4A , A1RR , 144A, FRN , 4.729% ,
( 3-month SOFR + 1% ), 7/20/32 . ....................... United States 1,919,980 1,921,476
c,f
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.653% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 945,308 945,303
c,f
TCI-Flatiron CLO Ltd. , 2018-1A , AR2 , 144A, FRN , 4.783% ,
( 3-month SOFR + 0.95% ), 7/29/35 . .................... United States 4,685,471 4,688,822
c,f
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.779% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 3,690,037 3,692,319
c
Tesla Electric Vehicle Trust , 2023-1 , A3 , 144A, 5.38% , 6/20/28 . . United States 2,584,640 2,595,568
c
Towd Point Mortgage Trust ,
k
2024-CES1, A1A, 144A, FRN, 5.848%, 1/25/64 ........... United States 1,168,930 1,169,766
f
2025-HE1, A1A, 144A, FRN, 4.966%, (30-day SOFR Average +
1.35%), 7/25/65 ................................... United States 671,444 673,246
c,f
Trinitas CLO XII Ltd. , 2020-12A , A1R2 , 144A, FRN , 4.86% ,
( 3-month SOFR + 1.05% ), 4/25/33 . .................... United States 5,819,607 5,823,218

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 1,917,265 $ 1,910,960
c
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 991,632 983,615
c,f
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.859% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 6,472,443 6,477,235
c,f
Voya CLO Ltd. ,
2018-2A, A2, 144A, FRN, 5.265%, (3-month SOFR + 1.512%),
7/15/31 ......................................... United States 176,027 176,117
2019-3A, AR, 144A, FRN, 5.091%, (3-month SOFR + 1.342%),
10/17/32 ........................................ United States 935,044 936,521
247,245,512
a a a a a a
Passenger Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , 3.2% ,
6/15/28 . ......................................... United States 28,100 27,296
Total Asset-Backed Securities (Cost $298,611,305) ............................
295,930,140
Commercial Mortgage-Backed Securities 4.4%
Financial Services 4.4%
k
BANK5 Trust ,
l
2025-5YR15, XA, IO, FRN, 1.22%, 7/15/58 .............. United States 34,952,318 1,467,047
2025-5YR18, AS, FRN, 5.466%, 12/15/58 ............... United States 2,534,000 2,514,985
l
2025-5YR18, XA, IO, FRN, 1.047%, 12/15/58 ............. United States 43,106,053 1,710,211
l
2026-5YR23, XA, IO, FRN, 1.3%, 7/15/31 ............... United States 38,220,000 1,807,878
k,l
BBCMS Mortgage Trust , 2025-5C34 , XA , IO, FRN , 1.167% ,
5/15/58 ......................................... United States 31,705,479 1,209,922
Benchmark Mortgage Trust ,
2019-B13, A2, 2.889%, 8/15/57 ....................... United States 4,046,728 3,903,167
k,l
2025-V15, XA, IO, FRN, 1.119%, 6/15/58 ................ United States 46,752,668 1,748,943
c,k,l
2025-V18, XA, IO, 144A, FRN, 1.257%, 10/15/58 .......... United States 15,812,457 729,081
k
2025-V19, AS, FRN, 5.597%, 1/15/58 ................... United States 2,832,000 2,848,410
2026-V20, AM, 5.436%, 2/15/59 ....................... United States 2,374,000 2,372,754
k,l
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.354% , 5/15/58 United States 41,282,123 1,762,499
c
BX Trust ,
f
2022-IND, A, 144A, FRN, 5.167%, (1-month SOFR + 1.491%),
4/15/37 ......................................... United States 2,218,783 2,221,518
k
2025-ARIA, A, 144A, FRN, 5.031%, 12/13/42 ............. United States 3,111,000 3,093,025
k
2025-ARIA, B, 144A, FRN, 5.177%, 12/13/42 ............. United States 2,124,000 2,101,824
f
2025-VOLT, A, 144A, FRN, 5.376%, ( 1-month SOFR + 1.7%),
12/15/44 ........................................ United States 919,000 918,262
f
2026-CLS, A, 144A, FRN, 5.076%, (1-month SOFR + 1.4%),
5/15/43 ......................................... United States 1,856,000 1,862,143
Cantor Commercial Real Estate Lending LP , 2019-CF3 , A2 ,
2.942% , 1/15/53 ................................... United States 1,279,245 1,212,543
k
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 1,402,000 1,377,699
Citigroup Commercial Mortgage Trust ,
2016-C3, A4, 3.154%, 11/15/49 ....................... United States 4,928,000 4,906,824
k
2018-C5, AS, FRN, 4.408%, 6/10/51 ................... United States 2,517,188 2,473,256
CSAIL Commercial Mortgage Trust , 2017-CX10 , A3 , 3.398% ,
11/15/50 ........................................ United States 353,139 353,015
GS Mortgage Securities Trust ,
2016-GS2, A4, 3.05%, 5/10/49 ........................ United States 42,474 42,416
2016-GS3, A4, 2.85%, 10/10/49 ....................... United States 142,783 142,365
2019-GC42, A2, 2.933%, 9/10/52 ...................... United States 5,425,616 5,175,249

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 692,013 $ 689,273
Morgan Stanley Bank of America Merrill Lynch Trust ,
2025-5C2, AS, 5.384%, 11/15/58 ...................... United States 3,794,000 3,768,916
k,l
2025-5C2, XA, IO, FRN, 1.25%, 11/15/58 ................ United States 31,776,000 1,476,453
c,k
NYC Commercial Mortgage Trust , 2025-28L , A , 144A, FRN ,
4.668% , 11/05/38 .................................. United States 3,145,000 3,113,369
c
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 2,422,000 2,232,040
UBS Commercial Mortgage Trust ,
2017-C3, A2, 2.998%, 8/15/50 ........................ United States 4,675,648 4,606,173
2019-C16, A2, 3.44%, 4/15/52 ........................ United States 1,416,954 1,381,582
2019-C16, A3, 3.344%, 4/15/52 ....................... United States 3,460,000 3,337,469
2019-C18, A2, 2.994%, 12/15/52 ...................... United States 3,650,182 3,609,847
c
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 3,486,304 3,464,535
c,k
VRTX Trust , 2025-HQ , A , 144A, FRN , 4.926% , 8/05/42 ....... United States 2,053,000 1,986,636
Wells Fargo Commercial Mortgage Trust ,
2018-C46, AS, 4.382%, 8/15/51 ....................... United States 1,676,000 1,639,579
k,l
2026-5C10, XA, IO, FRN, 0.985%, 6/15/59 ............... United States 28,252,711 1,211,471
80,472,379
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $81,382,309) ..............
80,472,379
Mortgage-Backed Securities 1.0%
m
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 6.105% - 6.191%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 10/01/36 - 6/01/37 ....... United States 316,884 326,389
326,389
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.8%
FHLMC Gold Pool, 30 Year, 5%, 1/01/39 .................. United States 30,817 30,667
FHLMC Pool, 15 Year, 3%, 10/01/37 ..................... United States 7,673,811 7,177,767
FHLMC Pool, 15 Year, 3.5%, 10/01/37 .................... United States 7,770,143 7,324,682
14,533,116
m
Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 4.463%, (3-year CMT T-Note +/- MBS Margin), 6/01/34 . United States 10,127 10,174
FNMA, 4.83% - 4.85%, ( 1-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 4/01/28 - 7/01/34 ........ United States 8,332 8,323
FNMA, 3.984% - 5.6%, (COFI 11th District +/- MBS Margin),
8/01/27 - 12/01/36 ................................. United States 16,036 15,832
FNMA, 4.925% - 5.96%, ( 6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 9/01/27 - 8/01/37 ........ United States 226,485 229,695
FNMA, 6.011%, (5-year CMT T-Note +/- MBS Margin), 2/01/30 . United States 4,844 4,833
FNMA, 4.945% - 6.257%, (12-month average of 1-year CMT +/-
MBS Margin), 11/01/30 - 10/01/44 ..................... United States 62,357 63,034
FNMA, 5.145% - 6.635%, (1-year CMT T-Note +/- MBS Margin),
11/01/26 - 4/01/40 ................................. United States 379,275 387,739
FNMA, 5.189% - 6.875%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 11/01/32 - 2/01/44 ........ United States 1,801,043 1,851,144
2,570,774
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 5%, 3/01/38 ........................... United States 4,350 4,325

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
m
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 5.375% - 5.375%, (1-year CMT T-Note +/- MBS Margin),
8/20/26 - 9/20/26 .................................. United States 18 $ 18
18
Total Mortgage-Backed Securities (Cost $17,521,580) ..........................
17,434,622
Residential Mortgage-Backed Securities 7.2%
Capital Markets 0.0%
†
f
Merrill Lynch Mortgage Investors Trust ,
2003-A, 1A, FRN, 4.579%, (1-month SOFR + 0.854%), 3/25/28 United States 13,421 12,260
2003-E, A1, FRN, 4.459%, (1-month SOFR + 0.734%),
10/25/28 ........................................ United States 47,635 44,254
56,514
a a a a a a
Financial Services 7.2%
c
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................ United States 753,372 751,572
2023-NQM3, A1, 144A, 6.733%, 7/25/68 ................ United States 1,444,182 1,440,690
c,f
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 7.466% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 2,488,000 2,545,520
c
BRAVO Residential Funding Trust ,
k
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................. United States 1,447,268 1,376,643
2023-NQM4, A1, 144A, 6.435%, 5/25/63 ................ United States 3,313,341 3,305,086
2023-NQM5, A1, 144A, 6.505%, 6/25/63 ................ United States 365,487 365,748
2023-NQM6, A1, 144A, 6.602%, 9/25/63 ................ United States 713,204 711,484
2023-NQM8, A1, 144A, 6.394%, 10/25/63 ............... United States 1,658,730 1,660,031
2024-NQM1, A1, 144A, 5.943%, 12/01/63 ............... United States 1,051,748 1,053,009
2024-NQM2, A1, 144A, 6.285%, 2/25/64 ................ United States 588,642 590,329
2024-NQM3, A1, 144A, 6.191%, 3/25/64 ................ United States 2,939,781 2,954,996
c
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 757,000 759,052
c,f
Chase Home Lending Mortgage Trust ,
2024-7, A11, 144A, FRN, 4.916%, (30-day SOFR Average +
1.3%), 6/25/55 .................................... United States 474,984 475,112
2026-1, A11, 144A, FRN, 4.716%, (30-day SOFR Average +
1.1%), 11/25/56 ................................... United States 5,212,122 5,169,156
k
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 4.603% ,
7/25/34 ......................................... United States 364,119 348,421
c,k
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ......... United States 36,265 34,008
c
COLT Mortgage Loan Trust ,
2024-1, A1, 144A, 5.835%, 2/25/69 .................... United States 1,726,670 1,727,687
2024-INV1, A1, 144A, 5.903%, 12/25/68 ................. United States 1,392,084 1,393,313
2024-INV4, A1, 144A, 5.607%, 5/25/69 ................. United States 3,651,306 3,658,666
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 ,
3A1 , 5% , 1/25/38 .................................. Switzerland 99,012 54,061
c
Cross Mortgage Trust ,
2024-H1, A1, 144A, 6.085%, 12/25/68 .................. United States 2,584,500 2,588,205
2024-H5, A1, 144A, 5.854%, 8/26/69 ................... United States 1,023,982 1,027,150
k
2025-H1, A1, 144A, FRN, 5.735%, 2/25/70 ............... United States 1,227,099 1,231,405
k
2025-H3, A1, 144A, FRN, 5.883%, 4/25/70 ............... United States 870,229 874,645
c,k
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ...... United States 220,595 204,758
c,f
FHLMC STACR REMIC Trust ,
2024-HQA2, M1, 144A, FRN, 4.816%, (30-day SOFR Average
+ 1.2%), 8/25/44 .................................. United States 1,974,695 1,974,995
2025-DNA1, A1, 144A, FRN, 4.566%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 1,265,135 1,266,448
2025-DNA2, A1, 144A, FRN, 4.716%, (30-day SOFR Average +
1.1%), 5/25/45 .................................... United States 965,640 968,503

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,f
FHLMC STACR REMIC Trust, (continued)
2025-DNA3, A1, 144A, FRN, 4.566%, (30-day SOFR Average +
0.95%), 9/25/45 ................................... United States 1,531,875 $ 1,533,592
c,f
FNMA Connecticut Avenue Securities Trust ,
2023-R08, 1M1, 144A, FRN, 5.116%, (30-day SOFR Average +
1.5%), 10/25/43 ................................... United States 1,372,400 1,372,979
2024-R02, 1M1, 144A, FRN, 4.716%, ( 30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 292,024 291,956
2024-R03, 2M1, 144A, FRN, 4.766%, (2 x 30-day SOFR
Average + 2.3%), 3/25/44 ............................ United States 475,732 475,775
2025-R01, 1A1, 144A, FRN, 4.566%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 1,148,935 1,149,684
2025-R02, 1A1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 708,390 709,046
2025-R03, 2A1, 144A, FRN, 5.066%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 968,151 972,673
2025-R04, 1A1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 918,168 919,350
2026-R01, 2M1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 1,395,404 1,395,764
c,f
GS Mortgage-Backed Securities Trust ,
2025-PJ8, A27, 144A, FRN, 4.916%, (30-day SOFR Average +
1.3%), 2/25/56 .................................... United States 504,413 505,719
2026-PJ1, A27, 144A, FRN, 4.866%, (30-day SOFR Average +
1.25%), 6/25/56 ................................... United States 438,322 436,297
k
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 6.449% ,
1/25/35 ......................................... United States 47,779 45,868
c,f
Home Re Ltd. , 2026-1 , M1A , 144A, FRN , 4.816% , ( 30-day SOFR
Average + 1.2% ), 1/25/36 ............................ United States 654,108 654,154
c
HOMES Trust ,
2024-NQM1, A1, 144A, 5.915%, 7/25/69 ................ United States 1,240,982 1,245,316
2025-NQM1, A1, 144A, 5.554%, 1/25/70 ................ United States 6,857,080 6,851,585
c
Imperial Fund Mortgage Trust , 2023-NQM1 , A1 , 144A, 5.941% ,
2/25/68 ......................................... United States 1,396,268 1,393,313
k
J.P. Morgan Mortgage Trust ,
2004-A1, 5A1, FRN, 6.309%, 2/25/34 ................... United States 12,344 12,574
c
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................. United States 1,582,844 1,394,651
c
2026-NQX2, A1, 144A, FRN, 5.628%, 10/25/66 ........... United States 4,758,553 4,745,487
c,k
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 715,000 717,347
c,k
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 1,952,638 1,917,516
c
Morgan Stanley Residential Mortgage Loan Trust ,
f
2024-4, AF, 144A, FRN, 4.966%, (30-day SOFR Average +
1.35%), 9/25/54 ................................... United States 824,660 826,397
2024-NQM1, A1, 144A, 6.152%, 12/25/68 ............... United States 1,392,618 1,395,603
f
New York Mortgage Trust , 2005-3 , M1 , FRN , 4.514% , ( 1-month
SOFR + 0.789% ), 2/25/36 ........................... United States 12,912 12,817
c
OBX Trust ,
f
2018-1, A2, 144A, FRN, 4.489%, (1-month SOFR + 0.764%),
6/25/57 ......................................... United States 380,018 377,835
k
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................ United States 602,563 533,131
2023-NQM10, A1, 144A, 6.465%, 10/25/63 .............. United States 2,714,611 2,717,459
2024-NQM1, A1, 144A, 5.928%, 11/25/63 ............... United States 1,158,491 1,162,200
2024-NQM2, A1, 144A, 5.878%, 12/25/63 ............... United States 982,346 983,175
2024-NQM3, A1, 144A, 6.129%, 12/25/63 ............... United States 1,125,463 1,128,409
2024-NQM4, A1, 144A, 6.067%, 1/25/64 ................ United States 694,965 697,572

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c
OBX Trust, (continued)
2024-NQM8, A1, 144A, 6.233%, 5/25/64 ................ United States 1,681,406 $ 1,689,299
c,k
OLIT , 2025-HB2 , A , 144A, FRN , 3% , 11/25/38 .............. United States 2,147,209 2,101,106
c,k
Onity Loan Investment Trust ,
2025-HB1, A, 144A, FRN, 3%, 6/25/38 .................. United States 861,820 846,085
2026-HB3, A, 144A, FRN, 3%, 6/25/39 .................. United States 352,241 344,908
c,f
PMT Loan Trust , 2025-J2 , A11 , 144A, FRN , 4.966% , ( 30-day
SOFR Average + 1.35% ), 8/25/56 ..................... United States 326,011 326,968
c
PRKCM Trust ,
2024-AFC1, A1, 144A, 6.333%, 3/25/59 ................. United States 883,712 887,122
2024-HOME1, A1, 144A, 6.431%, 5/25/59 ............... United States 1,107,338 1,113,292
c,k
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 1,187,918 1,043,552
c
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 2,614,232 2,576,619
c,k
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 5,404,219 4,813,447
c,f
Station Place Securitization Trust ,
2025-3, A, 144A, FRN, 4.593%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 6,890,000 6,924,637
2025-7, A, 144A, FRN, 4.593%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 6,909,000 6,945,886
2026-2, A, 144A, FRN, 4.526%, (1-month SOFR + 0.85%),
8/23/27 ......................................... United States 6,436,000 6,450,237
f
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 4.579% ,
( 1-month SOFR + 0.854% ), 9/25/34 .................... United States 176,637 167,679
c
Toorak Mortgage Trust , 2025-RRTL1 , A1 , 144A, 5.524% , 2/25/40 United States 910,000 911,006
c,k
Towd Point Mortgage Trust ,
2018-4, A1, 144A, FRN, 3%, 6/25/58 ................... United States 5,836,102 5,494,323
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................. United States 3,791,793 3,664,848
c
Verus Securitization Trust ,
2023-6, A1, 144A, 6.665%, 9/25/68 .................... United States 313,943 313,721
k
2023-INV3, A1, 144A, FRN, 6.876%, 11/25/68 ............ United States 1,051,557 1,054,687
2024-2, A1, 144A, 6.095%, 2/25/69 .................... United States 326,058 326,767
2024-3, A1, 144A, 6.338%, 4/25/69 .................... United States 1,509,818 1,516,818
2024-4, A1, 144A, 6.218%, 6/25/69 .................... United States 1,124,173 1,129,283
2024-INV1, A1, 144A, 6.116%, 3/25/69 .................. United States 445,277 446,638
k
2026-R6, A1, 144A, FRN, 5.765%, 7/25/68 ............... United States 1,498,000 1,502,613
131,677,478
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $133,727,533) ..............
131,733,992
Agency Commercial Mortgage-Backed Securities 7.8%
Financial Services 7.8%
FHLMC ,
f
413, F23, FRN, 4.666%, ( 30-day SOFR Average + 1.05%),
5/25/54 ......................................... United States 2,124,812 2,138,340
l
5365, IO, 2.5%, 7/25/51 ............................. United States 18,540,232 2,928,619
f
5391, FA, FRN, 4.816%, (30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 1,837,349 1,852,123
f
5419, AF, FRN, 4.716%, (30-day SOFR Average + 1.1%),
6/25/54 ......................................... United States 2,567,179 2,587,791
f
5420, CF, FRN, 4.566%, (30-day SOFR Average + 0.95%),
6/25/54 ......................................... United States 2,775,293 2,796,828
f
5438, FB, FRN, 4.516%, (30-day SOFR Average + 0.9%),
8/25/54 ......................................... United States 3,142,659 3,156,977
f
5438, FC, FRN, 4.716%, (30-day SOFR Average + 1.1%),
8/25/54 ......................................... United States 3,976,049 4,007,078

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
f
5478, FK, FRN, 4.716%, (30-day SOFR Average + 1.1%),
2/25/54 ......................................... United States 4,423,112 $ 4,457,876
f
5510, FK, FRN, 4.716%, (30-day SOFR Average + 1.1%),
2/25/55 ......................................... United States 3,450,428 3,477,564
f
5517, FH, FRN, 4.766%, (30-day SOFR Average + 1.15%),
3/25/55 ......................................... United States 4,579,348 4,621,126
f
5534, FY, FRN, 4.816%, (30-day SOFR Average + 1.2%),
5/25/55 ......................................... United States 7,427,293 7,511,189
f
5537, FC, FRN, 4.766%, (30-day SOFR Average + 1.15%),
5/25/55 ......................................... United States 8,215,509 8,296,117
f
5549, FE, FRN, 4.816%, (30-day SOFR Average + 1.2%),
6/25/55 ......................................... United States 6,600,475 6,644,177
f
5568, FG, FRN, 4.716%, (30-day SOFR Average + 1.1%),
8/25/55 ......................................... United States 6,514,249 6,568,690
f
5613, CF, FRN, 4.566%, (30-day SOFR Average + 0.95%),
1/25/56 ......................................... United States 9,643,617 9,678,738
f
5651, KF, FRN, 4.416%, (30-day SOFR Average + 0.8%),
8/25/55 ......................................... United States 9,193,001 9,190,975
FNMA ,
l
2020-77, HI, IO, 4%, 11/25/50 ........................ United States 10,898,904 2,203,614
f
2024-105, AF, FRN, 4.666%, (30-day SOFR Average + 1.05%),
1/25/55 ......................................... United States 4,370,903 4,396,659
f
2024-22, FG, FRN , 4.816%, (30-day SOFR Average + 1.2%),
5/25/54 ......................................... United States 4,494,141 4,543,566
f
2024-39, DF, FRN, 4.716%, (30-day SOFR Average + 1.1%),
6/25/54 ......................................... United States 5,155,065 5,196,739
f
2024-54, FC, FRN, 4.586%, ( 30-day SOFR Average + 0.97%),
8/25/54 ......................................... United States 2,513,748 2,532,031
f
2024-77, DF, FRN, 4.816%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 6,794,437 6,870,513
f
2024-77, FM, FRN, 4.566%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 3,369,070 3,369,557
f
2024-8, FA, FRN, 4.666%, (30-day SOFR Average + 1.05%),
3/25/54 ......................................... United States 5,029,522 5,077,794
f
2024-93, FD, FRN, 4.666%, (30-day SOFR Average + 1.05%),
12/25/54 ........................................ United States 4,698,652 4,728,650
f
2024-98, FA, FRN, 4.766%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 4,588,677 4,632,278
f
2026-43, FD, FRN, 4.546%, (30-day SOFR Average + 0.93%),
6/25/56 ......................................... United States 4,521,082 4,523,229
l
438, C7, IO, 3%, 1/25/53 ............................ United States 18,698,729 3,322,751
l
GNMA ,
2019-137, PI, IO, 3.5%, 11/20/49 ...................... United States 18,399,221 3,555,571
2020-189, IA, IO, 4%, 12/20/49 ....................... United States 14,903,068 3,255,762
2022-155, IA, IO, 2.5%, 10/20/50 ...................... United States 19,368,451 2,798,092
k
2026-133, IO, FRN, 0.832%, 4/16/65 ................... United States 27,524,000 1,721,271
142,642,285
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $141,616,176) ......
142,642,285
Municipal Bonds 0.5%
Alabama 0.0%
†
Alabama Economic Settlement Authority , BP Settlement Fund ,
Revenue , 2016 B , 4.263% , 9/15/32 .................... United States 485,000 475,756

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
California 0.3%
Los Angeles Housing Authority , Harbor View Housing Partners LP ,
Revenue , 2026 , 5.2% , 8/01/30 ........................ United States 5,175,000 $ 5,207,561
State of California , GO , 4.35% , 11/01/32 ..................
United States 415,000 404,665
5,612,226
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 300,000 307,645
Illinois 0.1%
City of Chicago , GO , 2017 B , PEDM , 7.045% , 1/01/29 ........
United States 155,000 157,478
State of Illinois , GO , 2026 A , 4.854% , 4/01/32 ..............
United States 345,000 342,682
500,160
Pennsylvania 0.0%
†
Philadelphia Authority for Industrial Development , City of
Philadelphia , Revenue , 2004 , NATL Insured , 6.55% , 10/15/28 United States 260,000 269,786
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 4.132% , 11/01/30 ......... United States 170,000 166,370
436,156
South Carolina 0.1%
South Carolina Public Service Authority , Revenue , 2009 F , 5.74% ,
1/01/30 ......................................... United States 625,000 637,144
Virginia 0.0%
†
Virginia Commonwealth University , Revenue , 2020 B , Refunding ,
2.124% , 11/01/30 .................................. United States 295,000 266,789
Total Municipal Bonds (Cost $8,267,598) .....................................
8,235,876
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,n
All Day Electric, Inc., Escrow Account .................... United States 160 —
a,n
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 60,686 968
Total Escrows and Litigation Trusts (Cost $–) .................................
968
Total Long Term Investments (Cost $1,771,567,502) ...........................
1,755,562,384
a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.2%
b,o
Franklin Institutional U.S. Government Money Market Fund,
3.618% ......................................... United States 57,550,276 $ 57,550,276
Total Money Market Funds (Cost $57,550,276) ................................
57,550,276
Total Short Term Investments (Cost $57,550,276 ) ..............................
57,550,276
a
Total Investments (Cost $1,829,117,778) 99.8% ................................
$1,813,112,660
Options Written (0.0)%
†
....................................................
(2,383)
Other Assets, less Liabilities 0.2% ...........................................
5,097,842
Net Assets 100.0% .........................................................
$1,818,208,119
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Puts - Over-the-Counter
Credit Default Swaptions (0.0)%
†
Sell protection on CDX.NA.HY.46-V2 , Strike Price $1.07,
Counterparty GSCO, Expires 8/05/26 ................... 1 (9,100,000) (2,383)
Total Options Written (Premiums received $9,108) .............................
$ (2,383)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
b
See Note 6 regarding investments in affiliated management investment companies.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $695,860,990, representing 38.3% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
A portion or all of the security purchased on a delayed delivery basis.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
See Note 4 regarding unfunded loan commitments.
h
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
i
A supranational organization is an entity formed by two or more central governments through international treaties.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2026, the value of this security pledged amounted to $5,719,224, representing 0.3% of net assets.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
n
Non-income producing.
o
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Low Duration Total Return Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

,
At July 31, 2026, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 0.1%
a
Block, Inc.
b
3212181.SQ.FTS.B , 7 .601% , 3/18/32 .... $ 380 $ –
b
3210332.SQ.FTS.B , 7 .921% , 3/18/32 .... 4,369 –
b
3232249.SQ.FTS.B , 3 .398% , 3/25/32 .... 828 –
b
3233993.SQ.FTS.B , 4 .689% , 3/26/32 .... 355 –
b
3234758.SQ.FTS.B , 5 .438% , 3/28/32 .... 637 –
b
3238373.SQ.FTS.B , 4 .759% , 3/29/32 .... 870 –
b
3255010.SQ.FTS.B , 7 .921% , 4/07/32 .... 1,659 –
b
3260194.SQ.FTS.B , 3 .38% , 4/09/32 ..... 204 –
b
3297660.SQ.FTS.B , 5 .348% , 4/24/32 .... 556 –
b
3311752.SQ.FTS.B , 2 .821% , 4/30/32 .... 252 –
b
3320535.SQ.FTS.B , 7 .19% , 5/05/32 ..... 13,177 –
b
3336690.SQ.FTS.B , 5 .389% , 5/12/32 .... 486 –
b
3336181.SQ.FTS.B , 5 .769% , 5/12/32 .... 7,935 –
b
3344944.SQ.FTS.B , 5 .449% , 5/17/32 .... 877 –
b
3361155.SQ.FTS.B , 2 .72% , 5/19/32 ..... 1,466 –
b
3366564.SQ.FTS.B , 2 .747% , 5/20/32 .... 120 –
b
3365511.SQ.FTS.B , 4 .762% , 5/20/32 .... 243 –
b
3371556.SQ.FTS.B , 2 .72% , 5/23/32 ..... 698 –
b
3401486.SQ.FTS.B , 4 .108% , 6/02/32 .... 263 –
b
3407926.SQ.FTS.B , 2 .742% , 6/03/32 .... 1,511 –
b
3411766.SQ.FTS.B , 4 .65% , 6/04/32 ..... 5,695 1
b
3414237.SQ.FTS.B , 6 .046% , 6/05/32 .... 2,276 –
b
3415734.SQ.FTS.B , 5 .449% , 6/07/32 .... 4,366 –
b
3419699.SQ.FTS.B , 3 .363% , 6/08/32 .... 10,480 –
b
3425756.SQ.FTS.B , 2 .712% , 6/10/32 .... 821 –
b
3428606.SQ.FTS.B , 7 .19% , 6/11/32 ..... 2,028 –
b
3433089.SQ.FTS.B , 4 .075% , 6/14/32 .... 396 –
b
3432767.SQ.FTS.B , 5 .396% , 6/14/32 .... 1,841 –
b
3434383.SQ.FTS.B , 7 .19% , 6/14/32 ..... 11,741 –
b
3436460.SQ.FTS.B , 2 .718% , 6/15/32 .... 585 –
b
3437194.SQ.FTS.B , 2 .73% , 6/15/32 ..... 1,490 –
b
3435958.SQ.FTS.B , 2 .734% , 6/15/32 .... 2,155 –
b
3436486.SQ.FTS.B , 2 .761% , 6/15/32 .... 376 –
b
3437850.SQ.FTS.B , 4 .739% , 6/16/32 .... 4,084 –
b
3452149.SQ.FTS.B , 4 .717% , 6/21/32 .... 969 –
b
3463095.SQ.FTS.B , 4 .008% , 6/23/32 .... 11,405 –
b
3472489.SQ.FTS.B , 4 .098% , 6/26/32 .... 2,604 –
b
3487584.SQ.FTS.B , 2 .731% , 6/30/32 .... 2,184 –
b
3510070.SQ.FTS.B , 7 .19% , 7/06/32 ..... 25,800 1
b
3513483.SQ.FTS.B , 7 .194% , 7/07/32 .... 4,792 –
b
3521469.SQ.FTS.B , 4 .648% , 7/08/32 .... 3,422 –
b
3516078.SQ.FTS.B , 6 .046% , 7/08/32 .... 8,033 –
b
3559884.SQ.FTS.B , 5 .409% , 7/19/32 .... 616 –
b
3566831.SQ.FTS.B , 4 .006% , 7/20/32 .... 2,799 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
3573904.SQ.FTS.B , 7 .19% , 7/21/32 ..... $ 2,469 $ –
b
3572652.SQ.FTS.B , 7 .205% , 7/21/32 .... 758 –
b
3612013.SQ.FTS.B , 3 .339% , 7/29/32 .... 3,513 –
b
3612313.SQ.FTS.B , 3 .338% , 7/30/32 .... 3,994 –
b
3616837.SQ.FTS.B , 3 .338% , 8/01/32 .... 1,256 –
b
3622745.SQ.FTS.B , 6 .472% , 8/03/32 .... 5,722 –
b
3629212.SQ.FTS.B , 4 .021% , 8/05/32 .... 316 –
b
3631012.SQ.FTS.B , 3 .34% , 8/07/32 ..... 702 –
b
3693768.SQ.FTS.B , 6 .472% , 8/20/32 .... 1,735 –
b
3700150.SQ.FTS.B , 4 .77% , 8/22/32 ..... 3,008 –
b
3760407.SQ.FTS.B , 3 .331% , 9/01/32 .... 3,543 –
b
3842781.SQ.FTS.B , 5 .079% , 9/11/32 .... 10,067 1
b
3849313.SQ.FTS.B , 3 .333% , 9/12/32 .... 204 –
b
3849333.SQ.FTS.B , 3 .336% , 9/12/32 .... 8,085 –
b
3849054.SQ.FTS.B , 4 .762% , 9/12/32 .... 679 –
b
3869455.SQ.FTS.B , 6 .476% , 9/17/32 .... 7,514 –
b
3877914.SQ.FTS.B , 6 .472% , 9/18/32 .... 1,608 –
b
3908447.SQ.FTS.B , 6 .149% , 9/24/32 .... 608 –
b
3948363.SQ.FTS.B , 3 .327% , 9/30/32 .... 386 –
b
3953788.SQ.FTS.B , 5 .339% , 9/30/32 .... 6,116 –
b
3953673.SQ.FTS.B , 6 .149% , 9/30/32 .... 673 –
b
3944713.SQ.FTS.B , 6 .472% , 9/30/32 .... 16,717 –
b
3988483.SQ.FTS.B , 3 .332% , 10/06/32 ... 6,804 –
b
3995187.SQ.FTS.B , 5 .079% , 10/07/32 ... 966 –
b
4012864.SQ.FTS.B , 3 .365% , 10/08/32 ... 417 –
b
4006108.SQ.FTS.B , 6 .472% , 10/08/32 ... 3,609 –
b
4030312.SQ.FTS.B , 4 .693% , 10/13/32 ... 596 –
b
4027848.SQ.FTS.B , 5 .079% , 10/13/32 ... 13,882 –
b
4039216.SQ.FTS.B , 4 .675% , 10/15/32 ... 645 –
b
4044447.SQ.FTS.B , 4 .764% , 10/16/32 ... 14,344 1
b
4077814.SQ.FTS.B , 3 .972% , 10/23/32 ... 2,357 –
b
4079086.SQ.FTS.B , 5 .079% , 10/23/32 ... 3,779 –
b
4079838.SQ.FTS.B , 5 .079% , 10/23/32 ... 6,825 –
b
4080547.SQ.FTS.B , 4 .688% , 10/24/32 ... 1,952 –
b
4095538.SQ.FTS.B , 6 .472% , 10/28/32 ... 3,487 –
b
4125734.SQ.FTS.B , 5 .079% , 11/05/32 ... 4,285 –
b
4138127.SQ.FTS.B , 5 .079% , 11/09/32 ... 2,987 –
b
4142060.SQ.FTS.B , 4 .771% , 11/10/32 ... 1,222 –
b
4147030.SQ.FTS.B , 3 .342% , 11/11/32 ... 346 –
b
4163065.SQ.FTS.B , 4 .762% , 11/14/32 ... 1,168 –
b
4171907.SQ.FTS.B , 3 .973% , 11/17/32 ... 4,783 –
b
4171680.SQ.FTS.B , 5 .083% , 11/17/32 ... 3,222 –
b
4186988.SQ.FTS.B , 3 .34% , 11/20/32 .... 375 –
b
4189414.SQ.FTS.B , 3 .351% , 11/20/32 ... 259 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
4197129.SQ.FTS.B , 3 .302% , 11/21/32 ... $ 38 $ –
b
4200379.SQ.FTS.B , 3 .351% , 11/23/32 ... 1,060 –
b
4207561.SQ.FTS.B , 3 .968% , 11/25/32 ... 1,742 –
b
4229796.SQ.FTS.B , 5 .093% , 11/27/32 ... 2,213 –
b
4271659.SQ.FTS.B , 3 .327% , 12/04/32 ... 970 –
b
4267608.SQ.FTS.B , 5 .079% , 12/04/32 ... 4,641 –
b
4280865.SQ.FTS.B , 4 .762% , 12/07/32 ... 7,930 –
b
4309215.SQ.FTS.B , 4 .77% , 12/10/32 .... 2,829 –
b
4315085.SQ.FTS.B , 3 .322% , 12/11/32 ... 753 –
b
4315019.SQ.FTS.B , 4 .779% , 12/11/32 ... 1,296 –
b
4314394.SQ.FTS.B , 5 .079% , 12/11/32 ... 4,763 –
b
4333949.SQ.FTS.B , 5 .097% , 12/17/32 ... 1,348 –
b
4342268.SQ.FTS.B , 5 .079% , 12/20/32 ... 3,769 –
b
4345972.SQ.FTS.B , 4 .762% , 12/21/32 ... 457 –
b
4352084.SQ.FTS.B , 3 .963% , 12/22/32 ... 1,688 –
b
4352239.SQ.FTS.B , 4 .762% , 12/22/32 ... 620 1
b
4383604.SQ.FTS.B , 4 .739% , 12/30/32 ... 2,916 –
b
4390373.SQ.FTS.B , 2 .977% , 1/02/33 .... 527 –
b
4390406.SQ.FTS.B , 3 .628% , 1/02/33 .... 834 –
b
4394687.SQ.FTS.B , 3 .012% , 1/06/33 .... 832 –
b
4413064.SQ.FTS.B , 4 .739% , 1/15/33 .... 661 –
b
4413957.SQ.FTS.B , 2 .97% , 1/16/33 ..... 356 –
b
4430691.SQ.FTS.B , 3 .002% , 1/22/33 .... 968 –
b
4431496.SQ.FTS.B , 3 .002% , 1/22/33 .... 432 –
b
4438299.SQ.FTS.B , 4 .423% , 1/27/33 .... 2,530 –
b
4438563.SQ.FTS.B , 4 .739% , 1/27/33 .... 14,155 –
b
4452962.SQ.FTS.B , 4 .739% , 2/03/33 .... 8,915 –
b
4455128.SQ.FTS.B , 3 .003% , 2/04/33 .... 2,253 –
b
4457642.SQ.FTS.B , 3 .633% , 2/05/33 .... 3,469 –
b
4463189.SQ.FTS.B , 2 .996% , 2/09/33 .... 2,140 –
b
4465207.SQ.FTS.B , 3 .007% , 2/10/33 .... 3,432 –
b
4481874.SQ.FTS.B , 3 .005% , 2/19/33 .... 1,551 –
b
4481855.SQ.FTS.B , 3 .016% , 2/19/33 .... 1,079 –
b
4484475.SQ.FTS.B , 2 .998% , 2/20/33 .... 3,439 –
b
4484542.SQ.FTS.B , 4 .744% , 2/20/33 .... 6,016 –
b
4488928.SQ.FTS.B , 2 .992% , 2/23/33 .... 703 –
b
4489974.SQ.FTS.B , 4 .423% , 2/24/33 .... 4,041 –
b
4499783.SQ.FTS.B , 4 .403% , 2/28/33 .... 63 –
b
4508723.SQ.FTS.B , 3 .299% , 3/02/33 .... 6,372 –
b
4510936.SQ.FTS.B , 4 .403% , 3/03/33 .... 3,094 –
b
4513287.SQ.FTS.B , 4 .562% , 3/04/33 .... 12,361 1
b
4514072.SQ.FTS.B , 3 .309% , 3/05/33 .... 1,866 –
b
4516974.SQ.FTS.B , 4 .093% , 3/07/33 .... 88 –
b
4519611.SQ.FTS.B , 2 .673% , 3/08/33 .... 12,933 –
b
4532929.SQ.FTS.B , 4 .403% , 3/14/33 .... 2,327 –
b
4534513.SQ.FTS.B , 2 .683% , 3/15/33 .... 304 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
4535094.SQ.FTS.B , 4 .403% , 3/15/33 .... $ 2,052 $ –
b
4540937.SQ.FTS.B , 2 .677% , 3/17/33 .... 6,282 –
b
4546342.SQ.FTS.B , 3 .302% , 3/20/33 .... 3,208 –
b
4549873.SQ.FTS.B , 3 .774% , 3/21/33 .... 201 –
b
4549880.SQ.FTS.B , 4 .557% , 3/21/33 .... 3,819 –
b
4549725.SQ.FTS.B , 4 .56% , 3/21/33 ..... 3,736 1
b
4548999.SQ.FTS.B , 4 .562% , 3/21/33 .... 4,823 –
b
4550265.SQ.FTS.B , 4 .886% , 3/21/33 .... 545 –
b
4555245.SQ.FTS.B , 3 .302% , 3/23/33 .... 4,885 –
b
4557410.SQ.FTS.B , 3 .304% , 3/23/33 .... 5,012 –
b
4556429.SQ.FTS.B , 3 .927% , 3/23/33 .... 3,512 –
b
4558347.SQ.FTS.B , 4 .55% , 3/23/33 ..... 1,070 –
b
4556489.SQ.FTS.B , 4 .56% , 3/23/33 ..... 2,476 –
b
4556569.SQ.FTS.B , 4 .561% , 3/23/33 .... 18,356 –
b
4561168.SQ.FTS.B , 4 .56% , 3/24/33 ..... 715 –
b
4561751.SQ.FTS.B , 4 .728% , 3/25/33 .... 3,074 –
b
4562273.SQ.FTS.B , 4 .403% , 3/26/33 .... 3,405 –
b
4565857.SQ.FTS.B , 4 .561% , 3/27/33 .... 14,859 1
b
4563389.SQ.FTS.B , 5 .031% , 3/27/33 .... 3,392 –
b
4579623.SQ.FTS.B , 4 .561% , 4/01/33 .... 30,289 1
b
4581555.SQ.FTS.B , 3 .774% , 4/02/33 .... 12,639 1
b
4581333.SQ.FTS.B , 5 .031% , 4/02/33 .... 3,759 1
b
4582331.SQ.FTS.B , 4 .406% , 4/03/33 .... 5,425 1
b
4585539.SQ.FTS.B , 2 .695% , 4/04/33 .... 643 –
b
4586510.SQ.FTS.B , 5 .031% , 4/04/33 .... 6,337 –
b
4589242.SQ.FTS.B , 4 .582% , 4/05/33 .... 488 –
b
4600950.SQ.FTS.B , 4 .56% , 4/07/33 ..... 936 –
b
4601908.SQ.FTS.B , 4 .566% , 4/08/33 .... 835 –
b
4603785.SQ.FTS.B , 4 .726% , 4/08/33 .... 2,545 –
b
4601418.SQ.FTS.B , 4 .873% , 4/08/33 .... 4,582 –
b
4604781.SQ.FTS.B , 3 .774% , 4/09/33 .... 302 1
b
4606526.SQ.FTS.B , 3 .31% , 4/11/33 ..... 462 –
b
4606149.SQ.FTS.B , 4 .556% , 4/11/33 .... 2,129 –
b
4607817.SQ.FTS.B , 3 .296% , 4/12/33 .... 768 –
b
4609191.SQ.FTS.B , 3 .303% , 4/12/33 .... 3,661 –
b
4612864.SQ.FTS.B , 3 .302% , 4/13/33 .... 831 –
b
4612909.SQ.FTS.B , 4 .56% , 4/13/33 ..... 2,565 1
b
4618572.SQ.FTS.B , 4 .403% , 4/14/33 .... 927 –
b
4620208.SQ.FTS.B , 4 .873% , 4/14/33 .... 2,314 –
b
4618545.SQ.FTS.B , 5 .031% , 4/14/33 .... 2,720 –
b
4623698.SQ.FTS.B , 4 .557% , 4/15/33 .... 4,549 –
b
4622912.SQ.FTS.B , 4 .56% , 4/15/33 ..... 12,026 –
b
4626052.SQ.FTS.B , 3 .306% , 4/18/33 .... 3,539 –
b
4627946.SQ.FTS.B , 4 .406% , 4/18/33 .... 189 –
b
4625409.SQ.FTS.B , 4 .565% , 4/18/33 .... 1,903 –
b
4626904.SQ.FTS.B , 5 .031% , 4/18/33 .... 4,667 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
4630473.SQ.FTS.B , 4 .571% , 4/19/33 .... $ 336 $ –
b
4631665.SQ.FTS.B , 4 .72% , 4/20/33 ..... 4,254 –
b
4637259.SQ.FTS.B , 3 .922% , 4/22/33 .... 146 –
b
4639123.SQ.FTS.B , 3 .945% , 4/22/33 .... 1,166 –
b
4639291.SQ.FTS.B , 4 .715% , 4/22/33 .... 2,606 –
b
4641955.SQ.FTS.B , 4 .559% , 4/25/33 .... 13,703 –
b
4645672.SQ.FTS.B , 4 .405% , 4/26/33 .... 10,185 –
b
4646691.SQ.FTS.B , 4 .553% , 4/26/33 .... 582 –
b
4646107.SQ.FTS.B , 4 .561% , 4/26/33 .... 2,393 1
b
4650952.SQ.FTS.B , 4 .56% , 4/28/33 ..... 2,708 1
b
4652170.SQ.FTS.B , 4 .568% , 4/28/33 .... 3,326 –
b
4655105.SQ.FTS.B , 4 .557% , 4/29/33 .... 1,842 –
b
4654724.SQ.FTS.B , 4 .56% , 4/29/33 ..... 439 –
b
4656767.SQ.FTS.B , 5 .031% , 4/30/33 .... 2,269 –
b
4660611.SQ.FTS.B , 3 .774% , 5/01/33 .... 1,867 –
b
4660577.SQ.FTS.B , 4 .557% , 5/01/33 .... 5,607 –
b
4662056.SQ.FTS.B , 4 .56% , 5/02/33 ..... 40,082 –
b
4665723.SQ.FTS.B , 4 .569% , 5/03/33 .... 813 –
b
4669203.SQ.FTS.B , 3 .27% , 5/04/33 ..... 309 –
b
4669930.SQ.FTS.B , 3 .935% , 5/04/33 .... 1,076 –
b
4668525.SQ.FTS.B , 3 .983% , 5/04/33 .... 412 –
b
4679063.SQ.FTS.B , 3 .302% , 5/08/33 .... 2,470 –
b
4682306.SQ.FTS.B , 4 .403% , 5/08/33 .... 19,587 1
b
4684220.SQ.FTS.B , 4 .566% , 5/08/33 .... 332 –
b
4684103.SQ.FTS.B , 4 .574% , 5/08/33 .... 761 –
b
4681090.SQ.FTS.B , 4 .886% , 5/08/33 .... 1,211 –
b
4704761.SQ.FTS.B , 5 .031% , 5/10/33 .... 1,417 –
b
4710517.SQ.FTS.B , 4 .717% , 5/12/33 .... 2,796 –
b
4719485.SQ.FTS.B , 4 .555% , 5/15/33 .... 1,259 –
b
4717011.SQ.FTS.B , 4 .874% , 5/15/33 .... 8,731 –
b
4746441.SQ.FTS.B , 4 .557% , 5/19/33 .... 1,214 –
b
4763575.SQ.FTS.B , 4 .403% , 5/23/33 .... 1,338 –
b
4761481.SQ.FTS.B , 5 .031% , 5/23/33 .... 4,254 –
b
4773719.SQ.FTS.B , 4 .72% , 5/24/33 ..... 1,216 –
b
4790074.SQ.FTS.B , 4 .568% , 5/29/33 .... 1,864 –
b
4789346.SQ.FTS.B , 5 .031% , 5/29/33 .... 6,004 –
b
4794467.SQ.FTS.B , 4 .539% , 5/30/33 .... 116 –
b
4796271.SQ.FTS.B , 4 .874% , 5/30/33 .... 1,575 1
b
4799750.SQ.FTS.B , 4 .403% , 6/01/33 .... 3,222 –
b
4812628.SQ.FTS.B , 4 .403% , 6/03/33 .... 7,404 –
b
4810478.SQ.FTS.B , 4 .717% , 6/03/33 .... 13,210 –
b
4814186.SQ.FTS.B , 4 .874% , 6/03/33 .... 3,604 1
b
4819764.SQ.FTS.B , 5 .031% , 6/07/33 .... 1,187 –
b
4829812.SQ.FTS.B , 4 .088% , 6/10/33 .... 291 –
b
4831455.SQ.FTS.B , 4 .57% , 6/10/33 ..... 1,012 –
b
4832246.SQ.FTS.B , 4 .734% , 6/10/33 .... 58 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
4829826.SQ.FTS.B , 4 .877% , 6/10/33 .... $ 2,529 $ –
b
4839177.SQ.FTS.B , 3 .593% , 6/14/33 .... 1,366 –
b
4839467.SQ.FTS.B , 4 .403% , 6/14/33 .... 1,586 –
b
4840100.SQ.FTS.B , 4 .729% , 6/14/33 .... 1,543 –
b
4860368.SQ.FTS.B , 4 .874% , 6/17/33 .... 989 –
b
4862500.SQ.FTS.B , 4 .225% , 6/18/33 .... 1,169 –
b
4862382.SQ.FTS.B , 4 .251% , 6/18/33 .... 5,131 –
b
4866679.SQ.FTS.B , 4 .695% , 6/20/33 .... 1,660 –
b
4863679.SQ.FTS.B , 4 .938% , 6/20/33 .... 16,205 –
b
4867627.SQ.FTS.B , 4 .72% , 6/21/33 ..... 2,052 –
b
4867691.SQ.FTS.B , 4 .892% , 6/21/33 .... 43 –
b
4868930.SQ.FTS.B , 5 .371% , 6/21/33 .... 1,648 –
b
4868123.SQ.FTS.B , 5 .391% , 6/21/33 .... 533 –
b
4872677.SQ.FTS.B , 2 .973% , 6/22/33 .... 3,275 –
b
4873945.SQ.FTS.B , 3 .603% , 6/22/33 ..... 3,094 –
b
4872471.SQ.FTS.B , 4 .22% , 6/22/33 ..... 1,391 –
b
4873268.SQ.FTS.B , 4 .403% , 6/22/33 .... 6,701 –
b
4874117.SQ.FTS.B , 4 .406% , 6/22/33 .... 3,833 –
b
4873083.SQ.FTS.B , 4 .538% , 6/22/33 .... 9,479 –
b
4871945.SQ.FTS.B , 4 .557% , 6/22/33 .... 5,985 –
b
4877319.SQ.FTS.B , 3 .555% , 6/25/33 .... 1,558 –
b
4877302.SQ.FTS.B , 4 .741% , 6/25/33 .... 624 –
b
4877812.SQ.FTS.B , 4 .225% , 6/26/33 .... 2,156 –
b
4880109.SQ.FTS.B , 3 .428% , 6/27/33 .... 10,497 1
b
4878164.SQ.FTS.B , 4 .56% , 6/27/33 ..... 1,101 –
b
4880047.SQ.FTS.B , 4 .945% , 6/27/33 .... 132 –
b
4881617.SQ.FTS.B , 2 .961% , 6/28/33 .... 1,646 –
b
4882604.SQ.FTS.B , 3 .791% , 6/28/33 .... 4,323 –
b
4880571.SQ.FTS.B , 4 .403% , 6/28/33 .... 14,651 –
b
4881988.SQ.FTS.B , 4 .56% , 6/28/33 ..... 41,908 3
b
4886936.SQ.FTS.B , 4 .56% , 6/30/33 ..... 29,822 –
b
4889578.SQ.FTS.B , 4 .874% , 7/01/33 .... 6,235 –
b
4891549.SQ.FTS.B , 4 .717% , 7/03/33 .... 3,445 –
b
4893163.SQ.FTS.B , 4 .716% , 7/04/33 .... 12,426 –
b
4901122.SQ.FTS.B , 3 .919% , 7/07/33 .... 611 –
b
4905832.SQ.FTS.B , 3 .893% , 7/10/33 .... 6,058 –
b
4907500.SQ.FTS.B , 4 .789% , 7/11/33 .... 4,190 –
b
4908035.SQ.FTS.B , 4 .87% , 7/11/33 ..... 5,837 –
b
4923842.SQ.FTS.B , 4 .565% , 7/16/33 .... 1,929 –
b
4924187.SQ.FTS.B , 3 .294% , 7/17/33 .... 357 –
b
4925184.SQ.FTS.B , 3 .774% , 7/18/33 .... 2,723 –
b
4925548.SQ.FTS.B , 4 .071% , 7/18/33 .... 16,715 –
b
4925972.SQ.FTS.B , 4 .287% , 7/18/33 .... 7,444 1
b
4926169.SQ.FTS.B , 5 .233% , 7/18/33 .... 261 –
b
4927104.SQ.FTS.B , 5 .031% , 7/19/33 .... 7,625 1
b
4937358.SQ.FTS.B , 4 .44% , 7/24/33 ..... 640 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
4938983.SQ.FTS.B , 2 .516% , 7/25/33 .... $ 1,318 $ –
b
4942412.SQ.FTS.B , 3 .587% , 7/26/33 .... 13,011 1
b
4955556.SQ.FTS.B , 3 .321% , 7/29/33 .... 1,340 –
b
4968011.SQ.FTS.B , 4 .403% , 8/02/33 .... 732 –
b
4968065.SQ.FTS.B , 4 .403% , 8/02/33 .... 9,113 1
b
4975394.SQ.FTS.B , 3 .941% , 8/05/33 .... 1,503 –
b
4981810.SQ.FTS.B , 3 .587% , 8/09/33 .... 904 –
b
4981564.SQ.FTS.B , 4 .735% , 8/09/33 .... 474 –
b
4989575.SQ.FTS.B , 4 .874% , 8/11/33 .... 1,283 –
b
4990812.SQ.FTS.B , 3 .57% , 8/12/33 ..... 3,319 –
b
4990427.SQ.FTS.B , 4 .183% , 8/12/33 .... 646 –
b
4991412.SQ.FTS.B , 5 .031% , 8/13/33 .... 1,244 –
b
4992493.SQ.FTS.B , 4 .403% , 8/14/33 .... 1,237 –
b
4993580.SQ.FTS.B , 4 .92% , 8/14/33 ..... 600 –
b
5006802.SQ.FTS.B , 5 .031% , 8/16/33 .... 7,127 –
b
5019192.SQ.FTS.B , 3 .57% , 8/17/33 ..... 10,195 1
b
5026306.SQ.FTS.B , 2 .39% , 8/19/33 ..... 5,011 –
b
5027172.SQ.FTS.B , 4 .88% , 8/21/33 ..... 156 –
b
5042184.SQ.FTS.B , 3 .774% , 8/25/33 .... 127 –
b
5044278.SQ.FTS.B , 4 .559% , 8/27/33 .... 3,444 –
b
5047301.SQ.FTS.B , 4 .403% , 8/28/33 .... 4,140 –
b
5053049.SQ.FTS.B , 4 .873% , 9/02/33 .... 110 –
b
5058089.SQ.FTS.B , 4 .56% , 9/03/33 ..... 14,655 –
b
5062108.SQ.FTS.B , 3 .866% , 9/05/33 .... 2,002 –
b
5065553.SQ.FTS.B , 4 .72% , 9/07/33 ..... 11,144 –
b
5075271.SQ.FTS.B , 5 .031% , 9/10/33 .... 1,219 –
b
5075922.SQ.FTS.B , 3 .308% , 9/11/33 .... 298 –
b
5075710.SQ.FTS.B , 3 .358% , 9/11/33 .... 2,580 –
b
5090985.SQ.FTS.B , 4 .55% , 9/17/33 ..... 383 –
b
5096024.SQ.FTS.B , 4 .292% , 9/21/33 .... 9,361 –
b
5096286.SQ.FTS.B , 4 .561% , 9/21/33 .... 250 –
b
5099070.SQ.FTS.B , 4 .881% , 9/22/33 .... 659 –
b
5102362.SQ.FTS.B , 4 .874% , 9/23/33 .... 26,662 –
b
5109707.SQ.FTS.B , 4 .553% , 9/25/33 .... 478 –
b
5110450.SQ.FTS.B , 4 .717% , 9/26/33 .... 4,298 –
b
5110232.SQ.FTS.B , 5 .212% , 9/26/33 .... 4,917 –
b
5114631.SQ.FTS.B , 4 .867% , 9/29/33 .... 2,038 –
b
5123870.SQ.FTS.B , 4 .277% , 9/30/33 .... 461 1
b
5123250.SQ.FTS.B , 4 .56% , 9/30/33 ..... 2,209 –
b
5118658.SQ.FTS.B , 4 .717% , 9/30/33 .... 542 –
b
5122398.SQ.FTS.B , 4 .719% , 9/30/33 .... 5,431 –
b
5130538.SQ.FTS.B , 4 .159% , 10/04/33 ... 2,193 –
b
5132890.SQ.FTS.B , 3 .78% , 10/05/33 .... 30,012 –
b
5135982.SQ.FTS.B , 4 .403% , 10/05/33 ... 11,822 1
b
5134488.SQ.FTS.B , 5 .87% , 10/05/33 .... 1,144 –
b
5138301.SQ.FTS.B , 4 .56% , 10/06/33 .... 2,419 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
5144732.SQ.FTS.B , 3 .953% , 10/07/33 ... $ 2,684 $ –
b
5142732.SQ.FTS.B , 4 .579% , 10/07/33 ... 163 –
b
5146188.SQ.FTS.B , 5 .34% , 10/08/33 .... 6,760 –
b
5155680.SQ.FTS.B , 4 .337% , 10/12/33 ... 521 –
b
5154060.SQ.FTS.B , 4 .403% , 10/12/33 ... 494 –
b
5156338.SQ.FTS.B , 4 .557% , 10/12/33 ... 2,755 –
b
5156676.SQ.FTS.B , 4 .56% , 10/12/33 .... 1,284 –
b
5160593.SQ.FTS.B , 4 .56% , 10/13/33 .... 14,723 –
b
5162594.SQ.FTS.B , 3 .459% , 10/14/33 ... 494 –
b
5163731.SQ.FTS.B , 4 .56% , 10/14/33 .... 7,221 –
b
5172784.SQ.FTS.B , 4 .558% , 10/17/33 ... 6,176 –
b
5179416.SQ.FTS.B , 4 .717% , 10/18/33 ... 2,654 –
b
5181201.SQ.FTS.B , 3 .655% , 10/19/33 ... 6,478 –
b
5183474.SQ.FTS.B , 4 .56% , 10/19/33 .... 575 –
b
5210392.SQ.FTS.B , 4 .454% , 10/23/33 ... 2,298 –
b
5220660.SQ.FTS.B , 4 .564% , 10/26/33 ... 1,403 –
b
5241436.SQ.FTS.B , 4 .563% , 11/01/33 ... 3,502 –
b
5243505.SQ.FTS.B , 4 .13% , 11/02/33 .... 20,719 1
b
5244949.SQ.FTS.B , 4 .556% , 11/02/33 ... 2,287 –
b
5245623.SQ.FTS.B , 4 .562% , 11/02/33 ... 4,046 –
b
5250769.SQ.FTS.B , 3 .293% , 11/03/33 ... 1,742 –
b
5250706.SQ.FTS.B , 3 .704% , 11/03/33 ... 1,023 –
b
5255302.SQ.FTS.B , 2 .584% , 11/04/33 ... 19,141 –
b
5254769.SQ.FTS.B , 3 .306% , 11/04/33 ... 1,097 –
b
5254554.SQ.FTS.B , 4 .558% , 11/04/33 ... 5,092 –
b
5266837.SQ.FTS.B , 3 .031% , 11/05/33 ... 3,783 –
b
5266476.SQ.FTS.B , 4 .563% , 11/05/33 ... 4,712 –
b
5262459.SQ.FTS.B , 4 .568% , 11/05/33 ... 220 –
b
5281103.SQ.FTS.B , 5 .979% , 11/10/33 ... 8,490 –
b
5293954.SQ.FTS.B , 3 .21% , 11/14/33 .... 344 –
b
5296287.SQ.FTS.B , 3 .774% , 11/16/33 ... 207 –
b
5305068.SQ.FTS.B , 4 .56% , 11/17/33 .... 77,744 –
b
5313405.SQ.FTS.B , 3 .938% , 11/18/33 ... 546 –
b
5316290.SQ.FTS.B , 4 .577% , 11/19/33 ... 884 –
b
5322693.SQ.FTS.B , 5 .031% , 11/20/33 ... 874 –
b
5325004.SQ.FTS.B , 5 .207% , 11/22/33 ... 1,379 –
b
5330101.SQ.FTS.B , 3 .774% , 11/23/33 ... 1,778 –
b
5328895.SQ.FTS.B , 4 .563% , 11/23/33 ... 2,371 –
b
5329785.SQ.FTS.B , 4 .717% , 11/23/33 ... 1,629 –
b
5363132.SQ.FTS.B , 5 .031% , 11/26/33 ... 7,301 –
b
5374200.SQ.FTS.B , 3 .996% , 11/27/33 ... 7,532 –
b
5372948.SQ.FTS.B , 4 .559% , 11/27/33 ... 7,104 –
b
5380422.SQ.FTS.B , 4 .56% , 11/27/33 .... 12,758 –
b
5381740.SQ.FTS.B , 3 .913% , 11/29/33 ... 733 –
b
5394107.SQ.FTS.B , 4 .552% , 11/30/33 ... 101 –
b
5411337.SQ.FTS.B , 3 .132% , 12/01/33 ... 839 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
5400388.SQ.FTS.B , 3 .308% , 12/01/33 ... $ 2,133 $ –
b
5414769.SQ.FTS.B , 3 .883% , 12/01/33 ... 2,336 –
b
5414116.SQ.FTS.B , 4 .215% , 12/01/33 ... 15,698 –
b
5462926.SQ.FTS.B , 4 .214% , 12/03/33 ... 3,148 –
b
5473313.SQ.FTS.B , 4 .528% , 12/04/33 ... 665 –
b
5474055.SQ.FTS.B , 4 .563% , 12/05/33 ... 1,008 –
b
5518301.SQ.FTS.B , 3 .302% , 12/08/33 ... 22,861 1
b
5507161.SQ.FTS.B , 4 .561% , 12/08/33 ... 8,476 –
b
5528209.SQ.FTS.B , 3 .774% , 12/09/33 ... 9,462 –
b
5534237.SQ.FTS.B , 3 .985% , 12/09/33 ... 6,220 –
b
5532399.SQ.FTS.B , 5 .225% , 12/09/33 ... 1,906 –
b
5537587.SQ.FTS.B , 4 .207% , 12/10/33 ... 2,674 –
b
5540468.SQ.FTS.B , 5 .594% , 12/11/33 ... 1,805 –
b
5550397.SQ.FTS.B , 4 .403% , 12/14/33 ... 15,348 –
b
5557572.SQ.FTS.B , 3 .296% , 12/15/33 ... 1,381 –
b
5554806.SQ.FTS.B , 4 .057% , 12/15/33 ... 1,418 –
b
5565348.SQ.FTS.B , 4 .56% , 12/17/33 .... 8,568 –
b
5565100.SQ.FTS.B , 4 .874% , 12/17/33 ... 1,552 –
b
5568047.SQ.FTS.B , 4 .875% , 12/18/33 ... 25,893 –
b
5571589.SQ.FTS.B , 4 .555% , 12/20/33 ... 1,376 –
b
5575033.SQ.FTS.B , 4 .551% , 12/21/33 ... 1,017 –
b
5584916.SQ.FTS.B , 3 .774% , 12/24/33 ... 3,248 –
b
5588007.SQ.FTS.B , 3 .301% , 12/25/33 ... 16,177 –
b
5588652.SQ.FTS.B , 4 .275% , 12/25/33 ... 14 –
b
5588372.SQ.FTS.B , 5 .031% , 12/25/33 ... 8,728 –
b
5588819.SQ.FTS.B , 4 .891% , 12/26/33 ... 1,320 –
b
5595419.SQ.FTS.B , 3 .858% , 12/28/33 ... 1,222 –
b
5594146.SQ.FTS.B , 4 .047% , 12/28/33 ... 3,596 1
b
5598446.SQ.FTS.B , 3 .281% , 12/29/33 ... 607 –
b
5597324.SQ.FTS.B , 3 .296% , 12/29/33 ... 341 –
b
5600512.SQ.FTS.B , 4 .406% , 12/29/33 ... 8,322 –
b
5600497.SQ.FTS.B , 4 .41% , 12/29/33 .... 130 –
b
5610840.SQ.FTS.B , 3 .305% , 12/30/33 ... 7,751 –
b
5615484.SQ.FTS.B , 5 .031% , 1/01/34 .... 9,295 –
b
5618906.SQ.FTS.B , 4 .56% , 1/03/34 ..... 2,590 –
b
5622466.SQ.FTS.B , 5 .37% , 1/05/34 ..... 1,396 –
b
5628952.SQ.FTS.B , 4 .715% , 1/06/34 .... 4,403 –
b
5627076.SQ.FTS.B , 4 .717% , 1/06/34 .... 7,284 –
b
5627773.SQ.FTS.B , 4 .724% , 1/06/34 .... 1,198 –
b
5641349.SQ.FTS.B , 4 .379% , 1/07/34 .... 1,084 –
b
5662108.SQ.FTS.B , 5 .031% , 1/11/34 .... 6,816 –
b
5667327.SQ.FTS.B , 4 .921% , 1/12/34 .... 20,570 –
b
5718687.SQ.FTS.B , 4 .559% , 1/20/34 .... 167 –
b
5719839.SQ.FTS.B , 4 .717% , 1/20/34 .... 7,877 –
b
5729235.SQ.FTS.B , 3 .774% , 1/21/34 .... 3,033 1
b
5734498.SQ.FTS.B , 3 .302% , 1/22/34 .... 1,621 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
5732468.SQ.FTS.B , 3 .883% , 1/22/34 .... $ 186 $ –
b
5739159.SQ.FTS.B , 4 .561% , 1/25/34 .... 13,484 1
b
5738195.SQ.FTS.B , 4 .874% , 1/25/34 .... 854 –
b
5742284.SQ.FTS.B , 4 .56% , 1/26/34 ..... 5,660 –
b
5741356.SQ.FTS.B , 4 .738% , 1/26/34 .... 1,619 –
b
5744108.SQ.FTS.B , 3 .774% , 1/27/34 .... 995 –
b
5754674.SQ.FTS.B , 3 .492% , 1/29/34 .... 2,696 –
b
5754537.SQ.FTS.B , 5 .136% , 1/29/34 .... 930 –
b
5762467.SQ.FTS.B , 4 .375% , 2/01/34 .... 2,052 –
b
5768898.SQ.FTS.B , 4 .723% , 2/03/34 .... 1,889 –
b
5774288.SQ.FTS.B , 4 .313% , 2/04/34 .... 779 –
b
5779587.SQ.FTS.B , 4 .557% , 2/06/34 .... 969 –
b
5779612.SQ.FTS.B , 5 .251% , 2/06/34 .... 3,348 –
b
5784284.SQ.FTS.B , 5 .031% , 2/08/34 .... 5,640 –
b
5787095.SQ.FTS.B , 5 .031% , 2/09/34 .... 491 –
b
5790156.SQ.FTS.B , 4 .69% , 2/10/34 ..... 1,282 –
b
5790251.SQ.FTS.B , 5 .258% , 2/10/34 .... 2,713 –
b
5801823.SQ.FTS.B , 4 .555% , 2/11/34 .... 903 –
b
5806812.SQ.FTS.B , 4 .867% , 2/11/34 .... 369 –
b
5803772.SQ.FTS.B , 4 .885% , 2/11/34 .... 752 –
b
5802372.SQ.FTS.B , 5 .156% , 2/11/34 .... 5,979 –
b
5807339.SQ.FTS.B , 4 .56% , 2/12/34 ..... 7,842 –
b
5807048.SQ.FTS.B , 5 .022% , 2/12/34 .... 341 –
b
5813279.SQ.FTS.B , 5 .037% , 2/12/34 .... 2,311 –
b
5813539.SQ.FTS.B , 5 .161% , 2/13/34 .... 2,195 –
b
5821573.SQ.FTS.B , 3 .29% , 2/16/34 ..... 1,346 –
b
5820502.SQ.FTS.B , 4 .559% , 2/16/34 .... 2,422 –
b
5820697.SQ.FTS.B , 5 .042% , 2/16/34 .... 1,220 –
b
5830235.SQ.FTS.B , 4 .561% , 2/18/34 .... 10,562 –
b
5833923.SQ.FTS.B , 3 .305% , 2/19/34 .... 3,357 –
b
5833277.SQ.FTS.B , 3 .77% , 2/19/34 ..... 1,687 –
b
5833649.SQ.FTS.B , 4 .561% , 2/19/34 .... 7,646 1
b
5834289.SQ.FTS.B , 4 .571% , 2/20/34 .... 378 –
b
5836241.SQ.FTS.B , 3 .964% , 2/22/34 .... 4,473 –
b
5837692.SQ.FTS.B , 4 .558% , 2/22/34 .... 789 –
b
5837836.SQ.FTS.B , 4 .939% , 2/22/34 .... 3,875 –
b
5842217.SQ.FTS.B , 5 .058% , 2/23/34 .... 755 –
b
5843755.SQ.FTS.B , 4 .56% , 2/24/34 ..... 5,701 –
b
5845038.SQ.FTS.B , 4 .565% , 2/24/34 .... 533 –
b
5845026.SQ.FTS.B , 4 .612% , 2/24/34 .... 716 –
b
5851164.SQ.FTS.B , 5 .252% , 2/25/34 .... 15,981 –
b
5852732.SQ.FTS.B , 3 .963% , 2/26/34 .... 6,024 –
b
5854302.SQ.FTS.B , 5 .443% , 2/26/34 .... 3,389 –
b
5855717.SQ.FTS.B , 5 .201% , 2/27/34 .... 1,319 –
b
5856105.SQ.FTS.B , 3 .975% , 2/28/34 .... 78 –
b
5862719.SQ.FTS.B , 5 .093% , 2/28/34 .... 4,110 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
5861074.SQ.FTS.B , 5 .155% , 2/28/34 .... $ 2,179 $ –
b
5867284.SQ.FTS.B , 5 .162% , 2/28/34 .... 4,758 –
b
5871974.SQ.FTS.B , 5 .451% , 3/01/34 .... 354 –
b
5876337.SQ.FTS.B , 4 .753% , 3/02/34 .... 2,139 –
b
5877622.SQ.FTS.B , 5 .369% , 3/03/34 .... 1,737 –
b
5881097.SQ.FTS.B , 4 .688% , 3/06/34 .... 1,672 –
b
5890652.SQ.FTS.B , 4 .753% , 3/08/34 .... 2,944 –
b
5889950.SQ.FTS.B , 5 .031% , 3/08/34 .... 2,001 –
b
5894262.SQ.FTS.B , 5 .285% , 3/09/34 .... 6,335 –
b
5894989.SQ.FTS.B , 4 .743% , 3/10/34 .... 1,832 –
b
5901715.SQ.FTS.B , 4 .835% , 3/13/34 .... 491 –
b
5901096.SQ.FTS.B , 5 .031% , 3/13/34 .... 8,515 –
b
5912773.SQ.FTS.B , 5 .439% , 3/16/34 .... 13,179 –
b
5918667.SQ.FTS.B , 4 .531% , 3/20/34 .... 495 –
b
5924210.SQ.FTS.B , 4 .748% , 3/21/34 .... 11,933 2
b
5925246.SQ.FTS.B , 5 .031% , 3/21/34 .... 3,145 1
b
5922874.SQ.FTS.B , 5 .44% , 3/21/34 ..... 9,877 –
b
5929107.SQ.FTS.B , 4 .021% , 3/22/34 .... 4,507 –
b
5930081.SQ.FTS.B , 5 .526% , 3/22/34 .... 1,383 –
b
5934510.SQ.FTS.B , 5 .52% , 3/24/34 ..... 877 –
b
5938544.SQ.FTS.B , 5 .156% , 3/26/34 .... 8,920 –
b
5937710.SQ.FTS.B , 5 .377% , 3/26/34 .... 9,403 –
b
5941408.SQ.FTS.B , 5 .034% , 3/27/34 .... 4,263 –
b
5951713.SQ.FTS.B , 4 .741% , 3/29/34 .... 1,763 –
b
5950325.SQ.FTS.B , 4 .754% , 3/29/34 .... 1,266 –
b
5951743.SQ.FTS.B , 5 .094% , 3/29/34 .... 6,697 –
b
5949246.SQ.FTS.B , 5 .103% , 3/29/34 .... 2,143 –
b
5954057.SQ.FTS.B , 5 .283% , 3/30/34 .... 10,357 –
b
5956156.SQ.FTS.B , 5 .536% , 4/01/34 .... 4,565 –
b
5956226.SQ.FTS.B , 4 .307% , 4/02/34 .... 5,662 –
b
5966970.SQ.FTS.B , 4 .53% , 4/05/34 ..... 6,042 1
b
5966004.SQ.FTS.B , 5 .031% , 4/05/34 .... 12,378 –
b
5972346.SQ.FTS.B , 4 .588% , 4/06/34 .... 594 1
b
5974110.SQ.FTS.B , 5 .031% , 4/06/34 .... 760 –
b
5972193.SQ.FTS.B , 5 .097% , 4/06/34 .... 2,834 –
b
5977756.SQ.FTS.B , 5 .376% , 4/07/34 .... 10,251 1
b
5978395.SQ.FTS.B , 4 .748% , 4/08/34 .... 5,654 –
b
5980004.SQ.FTS.B , 4 .433% , 4/10/34 .... 14,671 –
b
5980834.SQ.FTS.B , 5 .536% , 4/10/34 .... 2,059 –
b
5983711.SQ.FTS.B , 5 .433% , 4/11/34 .... 170 –
b
5984682.SQ.FTS.B , 5 .198% , 4/12/34 .... 390 –
b
5986413.SQ.FTS.B , 5 .546% , 4/12/34 .... 2,347 –
b
5989761.SQ.FTS.B , 4 .034% , 4/13/34 .... 125 –
b
5991501.SQ.FTS.B , 4 .764% , 4/13/34 .... 1,416 –
b
5991559.SQ.FTS.B , 4 .843% , 4/13/34 .... 2,551 –
b
5996138.SQ.FTS.B , 4 .907% , 4/14/34 .... 2,468 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
5997621.SQ.FTS.B , 5 .542% , 4/16/34 .... $ 2,321 $ –
b
6000204.SQ.FTS.B , 4 .02% , 4/17/34 ..... 175 –
b
6003035.SQ.FTS.B , 4 .748% , 4/18/34 .... 40,734 –
b
6003010.SQ.FTS.B , 5 .031% , 4/18/34 .... 1,626 –
b
6007679.SQ.FTS.B , 5 .039% , 4/19/34 .... 2,522 –
b
6006837.SQ.FTS.B , 5 .189% , 4/19/34 .... 11,360 –
b
6007073.SQ.FTS.B , 5 .552% , 4/19/34 .... 72 –
b
6013787.SQ.FTS.B , 4 .852% , 4/21/34 .... 291 –
b
6014176.SQ.FTS.B , 5 .191% , 4/21/34 .... 76 –
b
6015922.SQ.FTS.B , 4 .75% , 4/22/34 ..... 2,381 –
b
6020766.SQ.FTS.B , 4 .032% , 4/24/34 .... 1,785 –
b
6017671.SQ.FTS.B , 4 .92% , 4/24/34 ..... 1,081 –
b
6022726.SQ.FTS.B , 4 .747% , 4/25/34 .... 440 –
b
6021277.SQ.FTS.B , 5 .031% , 4/25/34 .... 4,902 –
b
6026398.SQ.FTS.B , 4 .913% , 4/26/34 .... 2,245 –
b
6025558.SQ.FTS.B , 5 .46% , 4/26/34 ..... 833 –
b
6032149.SQ.FTS.B , 5 .157% , 4/27/34 .... 1,557 1
b
6033308.SQ.FTS.B , 5 .157% , 4/28/34 .... 2,943 –
b
6038307.SQ.FTS.B , 4 .906% , 4/30/34 .... 11,023 –
b
6041701.SQ.FTS.B , 5 .535% , 4/30/34 .... 6,983 –
b
6041983.SQ.FTS.B , 4 .748% , 5/01/34 .... 40,970 1
b
6046321.SQ.FTS.B , 4 .753% , 5/02/34 .... 4,007 –
b
6047820.SQ.FTS.B , 5 .027% , 5/02/34 .... 649 –
b
6046375.SQ.FTS.B , 5 .383% , 5/02/34 .... 3,102 –
b
6057856.SQ.FTS.B , 5 .437% , 5/04/34 .... 4,257 –
b
6059813.SQ.FTS.B , 4 .525% , 5/06/34 .... 6,787 –
b
6063093.SQ.FTS.B , 5 .28% , 5/07/34 ..... 3,406 –
b
6120938.SQ.FTS.B , 5 .158% , 5/09/34 .... 12,335 –
b
6120756.SQ.FTS.B , 5 .393% , 5/09/34 .... 192 –
b
6122715.SQ.FTS.B , 4 .528% , 5/10/34 .... 45,745 2
b
6126608.SQ.FTS.B , 5 .537% , 5/12/34 .... 4,440 –
b
6127374.SQ.FTS.B , 4 .748% , 5/13/34 .... 2,574 –
b
6127192.SQ.FTS.B , 4 .906% , 5/13/34 .... 2,501 –
b
6134623.SQ.FTS.B , 4 .528% , 5/15/34 .... 17,381 –
b
6133707.SQ.FTS.B , 4 .938% , 5/15/34 .... 11,499 –
b
6135248.SQ.FTS.B , 4 .751% , 5/16/34 .... 8,060 –
b
6135022.SQ.FTS.B , 5 .156% , 5/16/34 .... 3,251 –
b
6136481.SQ.FTS.B , 5 .442% , 5/16/34 .... 4,428 –
b
6139899.SQ.FTS.B , 4 .526% , 5/17/34 .... 5,390 –
b
6141598.SQ.FTS.B , 5 .031% , 5/17/34 .... 3,417 –
b
6141840.SQ.FTS.B , 5 .164% , 5/17/34 .... 3,171 –
b
6145876.SQ.FTS.B , 5 .538% , 5/18/34 .... 2,747 –
b
6147492.SQ.FTS.B , 5 .429% , 5/19/34 .... 224 –
b
6147217.SQ.FTS.B , 5 .456% , 5/19/34 .... 462 –
b
6151254.SQ.FTS.B , 5 .031% , 5/21/34 .... 33,491 2
b
6149785.SQ.FTS.B , 5 .377% , 5/21/34 .... 1,256 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
6153219.SQ.FTS.B , 5 .372% , 5/22/34 .... $ 2,899 $ –
b
6155930.SQ.FTS.B , 5 .438% , 5/22/34 .... 9,003 –
b
6157670.SQ.FTS.B , 4 .54% , 5/23/34 ..... 895 –
b
6158976.SQ.FTS.B , 5 .153% , 5/23/34 .... 478 –
b
6157661.SQ.FTS.B , 5 .546% , 5/23/34 .... 955 –
b
6161004.SQ.FTS.B , 5 .16% , 5/24/34 ..... 1,742 –
b
6163115.SQ.FTS.B , 4 .748% , 5/25/34 .... 9,867 –
b
6161916.SQ.FTS.B , 5 .433% , 5/25/34 .... 3,028 –
b
6163558.SQ.FTS.B , 5 .559% , 5/25/34 .... 676 –
b
6165678.SQ.FTS.B , 5 .542% , 5/27/34 .... 4,327 –
b
6169587.SQ.FTS.B , 5 .534% , 5/28/34 .... 3,516 –
b
6174665.SQ.FTS.B , 4 .525% , 5/30/34 .... 517 –
b
6181401.SQ.FTS.B , 5 .296% , 6/01/34 .... 341 –
b
6182359.SQ.FTS.B , 4 .749% , 6/02/34 .... 341 –
b
6190783.SQ.FTS.B , 4 .732% , 6/05/34 .... 1,090 –
b
6192067.SQ.FTS.B , 4 .777% , 6/06/34 .... 497 –
b
6200609.SQ.FTS.B , 5 .427% , 6/07/34 .... 1,061 –
b
6196734.SQ.FTS.B , 5 .451% , 6/07/34 .... 1,042 –
b
6196936.SQ.FTS.B , 5 .533% , 6/07/34 .... 1,154 –
b
6204820.SQ.FTS.B , 5 .387% , 6/08/34 .... 1,654 –
b
6207861.SQ.FTS.B , 4 .748% , 6/09/34 .... 37,929 –
b
6207369.SQ.FTS.B , 5 .154% , 6/09/34 .... 618 –
b
6213794.SQ.FTS.B , 5 .44% , 6/12/34 ..... 3,321 –
b
6216601.SQ.FTS.B , 4 .743% , 6/13/34 .... 2,272 –
b
6215032.SQ.FTS.B , 5 .286% , 6/13/34 .... 3,341 –
b
6220076.SQ.FTS.B , 4 .749% , 6/14/34 .... 3,725 –
b
6220695.SQ.FTS.B , 4 .749% , 6/14/34 .... 23,011 –
b
6226503.SQ.FTS.B , 4 .75% , 6/15/34 ..... 3,035 –
b
6234555.SQ.FTS.B , 4 .322% , 6/16/34 .... 1,536 –
b
6229129.SQ.FTS.B , 4 .749% , 6/16/34 .... 44,854 –
b
6235160.SQ.FTS.B , 5 .436% , 6/17/34 .... 6,431 –
b
6235824.SQ.FTS.B , 5 .588% , 6/17/34 .... 1,663 –
b
6235797.SQ.FTS.B , 5 .66% , 6/17/34 ..... 5,020 –
b
6236427.SQ.FTS.B , 5 .252% , 6/18/34 .... 10,363 –
b
6240143.SQ.FTS.B , 5 .374% , 6/19/34 .... 3,654 –
b
6240208.SQ.FTS.B , 5 .279% , 6/20/34 .... 5,830 –
b
6244041.SQ.FTS.B , 4 .54% , 6/21/34 ..... 154 –
b
6245007.SQ.FTS.B , 5 .283% , 6/21/34 .... 832 –
b
6255542.SQ.FTS.B , 4 .73% , 6/24/34 ..... 396 –
b
6255997.SQ.FTS.B , 4 .749% , 6/25/34 .... 1,357 –
b
6255909.SQ.FTS.B , 5 .627% , 6/25/34 .... 975 –
b
6256740.SQ.FTS.B , 5 .445% , 6/26/34 .... 688 –
b
6262497.SQ.FTS.B , 4 .747% , 6/28/34 .... 8,184 –
b
6265155.SQ.FTS.B , 5 .595% , 6/29/34 .... 6,047 –
b
6270473.SQ.FTS.B , 5 .751% , 6/30/34 .... 3,312 –
b
6276763.SQ.FTS.B , 5 .129% , 7/04/34 .... 2,289 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
6276874.SQ.FTS.B , 5 .603% , 7/04/34 .... $ 1,212 $ –
b
6277246.SQ.FTS.B , 5 .66% , 7/04/34 ..... 349 –
b
6279862.SQ.FTS.B , 5 .472% , 7/05/34 .... 16,989 –
b
6280869.SQ.FTS.B , 5 .476% , 7/05/34 .... 4,517 –
b
6284870.SQ.FTS.B , 4 .748% , 7/06/34 .... 4,590 1
b
6286798.SQ.FTS.B , 5 .127% , 7/09/34 .... 3,737 –
b
6290969.SQ.FTS.B , 4 .743% , 7/10/34 .... 1,070 –
b
6304870.SQ.FTS.B , 4 .529% , 7/15/34 .... 15,082 –
b
6304502.SQ.FTS.B , 5 .378% , 7/15/34 .... 9,016 1
b
6306494.SQ.FTS.B , 4 .969% , 7/17/34 .... 12,186 –
b
6308429.SQ.FTS.B , 5 .595% , 7/17/34 .... 715 –
b
6308976.SQ.FTS.B , 5 .752% , 7/18/34 .... 3,197 –
b
6314524.SQ.FTS.B , 5 .124% , 7/19/34 .... 131 –
b
6315256.SQ.FTS.B , 5 .447% , 7/19/34 .... 3,856 –
b
6314730.SQ.FTS.B , 5 .66% , 7/19/34 ..... 3,074 –
b
6319933.SQ.FTS.B , 5 .378% , 7/21/34 .... 14,196 –
b
6320178.SQ.FTS.B , 5 .441% , 7/22/34 .... 3,234 –
b
6321758.SQ.FTS.B , 4 .967% , 7/23/34 .... 4,486 1
b
6353710.SQ.FTS.B , 5 .441% , 7/24/34 .... 4,027 1
b
6352903.SQ.FTS.B , 5 .593% , 7/24/34 .... 2,446 –
b
6355005.SQ.FTS.B , 4 .969% , 7/25/34 .... 11,762 –
b
6364953.SQ.FTS.B , 4 .531% , 7/27/34 .... 4,175 –
b
6362699.SQ.FTS.B , 4 .969% , 7/27/34 .... 42,087 1
b
6369186.SQ.FTS.B , 5 .246% , 7/30/34 .... 158 –
b
6373846.SQ.FTS.B , 4 .747% , 7/31/34 .... 4,529 –
b
6378691.SQ.FTS.B , 5 .126% , 8/02/34 .... 5,925 –
b
6385845.SQ.FTS.B , 4 .767% , 8/04/34 .... 326 –
b
6385666.SQ.FTS.B , 5 .66% , 8/04/34 ..... 1,880 –
b
6390840.SQ.FTS.B , 5 .66% , 8/07/34 ..... 3,830 –
b
6394386.SQ.FTS.B , 5 .362% , 8/08/34 .... 816 –
b
6403479.SQ.FTS.B , 5 .126% , 8/10/34 .... 3,187 –
b
6401953.SQ.FTS.B , 5 .427% , 8/10/34 .... 876 –
b
6401970.SQ.FTS.B , 5 .442% , 8/10/34 .... 1,665 –
b
6404445.SQ.FTS.B , 5 .139% , 8/11/34 .... 1,220 –
b
6405166.SQ.FTS.B , 5 .252% , 8/12/34 .... 19,913 –
b
6407824.SQ.FTS.B , 4 .73% , 8/13/34 ..... 460 –
b
6408523.SQ.FTS.B , 5 .252% , 8/13/34 .... 1,753 –
b
6411150.SQ.FTS.B , 5 .377% , 8/14/34 .... 2,180 –
b
6414405.SQ.FTS.B , 4 .765% , 8/15/34 .... 1,715 –
b
6414098.SQ.FTS.B , 5 .76% , 8/15/34 ..... 3,987 –
b
6420149.SQ.FTS.B , 4 .971% , 8/16/34 .... 12,660 1
b
6423702.SQ.FTS.B , 5 .253% , 8/17/34 .... 19,542 –
b
6426793.SQ.FTS.B , 4 .749% , 8/20/34 .... 568 –
b
6428407.SQ.FTS.B , 5 .439% , 8/21/34 .... 7,388 –
b
6429640.SQ.FTS.B , 5 .441% , 8/21/34 .... 5,813 –
b
6427509.SQ.FTS.B , 5 .664% , 8/21/34 .... 4,726 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
6439475.SQ.FTS.B , 5 .256% , 8/23/34 .... $ 709 $ –
b
6439293.SQ.FTS.B , 5 .472% , 8/23/34 .... 7,365 –
b
6441111.SQ.FTS.B , 4 .964% , 8/24/34 ..... 680 –
b
6443707.SQ.FTS.B , 5 .598% , 8/24/34 .... 35,282 –
b
6448554.SQ.FTS.B , 4 .743% , 8/27/34 .... 1,900 –
b
6447640.SQ.FTS.B , 4 .974% , 8/27/34 .... 2,396 –
b
6448205.SQ.FTS.B , 5 .252% , 8/27/34 .... 7,623 –
b
6448059.SQ.FTS.B , 5 .471% , 8/27/34 .... 5,140 –
b
6447919.SQ.FTS.B , 5 .597% , 8/27/34 .... 267 –
b
6448382.SQ.FTS.B , 5 .756% , 8/27/34 .... 3,199 –
b
6452451.SQ.FTS.B , 4 .748% , 8/28/34 .... 3,082 1
b
6462554.SQ.FTS.B , 5 .251% , 9/03/34 .... 6,317 –
b
6463889.SQ.FTS.B , 5 .253% , 9/04/34 .... 16,330 –
b
6464362.SQ.FTS.B , 5 .66% , 9/04/34 ..... 4,169 –
b
6468636.SQ.FTS.B , 5 .663% , 9/06/34 .... 10,598 –
b
6477840.SQ.FTS.B , 5 .247% , 9/09/34 .... 3,007 –
b
6478752.SQ.FTS.B , 5 .436% , 9/09/34 .... 2,553 –
b
6479843.SQ.FTS.B , 5 .596% , 9/09/34 .... 2,419 –
b
6484618.SQ.FTS.B , 4 .751% , 9/10/34 .... 4,048 –
b
6482925.SQ.FTS.B , 5 .473% , 9/10/34 .... 4,228 –
b
6483587.SQ.FTS.B , 5 .597% , 9/10/34 .... 6,888 1
b
6485200.SQ.FTS.B , 5 .126% , 9/11/34 .... 6,526 –
b
6485862.SQ.FTS.B , 4 .529% , 9/12/34 .... 13,536 –
b
6486219.SQ.FTS.B , 4 .742% , 9/12/34 .... 389 –
b
6487587.SQ.FTS.B , 4 .735% , 9/13/34 .... 1,298 –
b
6487981.SQ.FTS.B , 4 .741% , 9/13/34 .... 1,310 –
b
6492780.SQ.FTS.B , 5 .377% , 9/14/34 .... 14,698 –
b
6492212.SQ.FTS.B , 5 .597% , 9/14/34 .... 11,554 1
b
6494237.SQ.FTS.B , 4 .969% , 9/15/34 .... 1,303 –
b
6496902.SQ.FTS.B , 5 .473% , 9/15/34 .... 6,581 –
b
6494041.SQ.FTS.B , 6 .072% , 9/15/34 .... 2,210 –
b
6499048.SQ.FTS.B , 4 .968% , 9/16/34 .... 6,099 –
b
6500866.SQ.FTS.B , 5 .031% , 9/16/34 .... 4,974 –
b
6499996.SQ.FTS.B , 5 .472% , 9/16/34 .... 487 –
b
6504715.SQ.FTS.B , 5 .125% , 9/17/34 .... 2,724 –
b
6505793.SQ.FTS.B , 5 .124% , 9/18/34 .... 2,242 –
b
6510179.SQ.FTS.B , 4 .749% , 9/20/34 .... 24,604 –
b
6511415.SQ.FTS.B , 5 .129% , 9/21/34 .... 2,844 –
b
6512222.SQ.FTS.B , 6 .161% , 9/21/34 .... 2,610 –
b
6516725.SQ.FTS.B , 4 .747% , 9/22/34 .... 3,769 –
b
6514949.SQ.FTS.B , 5 .129% , 9/22/34 .... 6,188 –
b
6521243.SQ.FTS.B , 5 .442% , 9/23/34 .... 2,252 –
b
6519286.SQ.FTS.B , 5 .618% , 9/23/34 .... 873 –
b
6525421.SQ.FTS.B , 5 .412% , 9/24/34 .... 181 –
b
6525021.SQ.FTS.B , 5 .601% , 9/24/34 .... 3,065 –
b
6526070.SQ.FTS.B , 5 .251% , 9/25/34 .... 839 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
6526542.SQ.FTS.B , 4 .748% , 9/26/34 .... $ 7,843 $ –
b
6526493.SQ.FTS.B , 5 .58% , 9/26/34 ..... 1,269 –
b
6527010.SQ.FTS.B , 5 .765% , 9/26/34 .... 515 –
b
6529506.SQ.FTS.B , 5 .237% , 9/27/34 .... 313 –
b
6537839.SQ.FTS.B , 4 .969% , 9/29/34 .... 7,900 –
b
6535332.SQ.FTS.B , 5 .61% , 9/29/34 ..... 2,055 –
b
6540169.SQ.FTS.B , 4 .717% , 9/30/34 .... 349 –
b
6546312.SQ.FTS.B , 4 .843% , 9/30/34 .... 7,082 1
b
6546599.SQ.FTS.B , 5 .046% , 9/30/34 .... 729 –
b
6545807.SQ.FTS.B , 5 .66% , 9/30/34 ..... 2,423 –
b
6548112.SQ.FTS.B , 4 .31% , 10/02/34 .... 3,856 –
b
6550814.SQ.FTS.B , 4 .755% , 10/03/34 ... 4,948 –
b
6554172.SQ.FTS.B , 5 .758% , 10/04/34 ... 370 –
b
6556061.SQ.FTS.B , 5 .366% , 10/05/34 ... 74 –
b
6566878.SQ.FTS.B , 6 .155% , 10/08/34 ... 445 –
b
6567237.SQ.FTS.B , 4 .655% , 10/09/34 ... 18,447 1
b
6567114.SQ.FTS.B , 4 .754% , 10/09/34 ... 1,756 –
b
6567779.SQ.FTS.B , 4 .935% , 10/10/34 ... 5,256 –
b
6574116.SQ.FTS.B , 5 .679% , 10/11/34 ... 1,449 –
b
6571593.SQ.FTS.B , 5 .755% , 10/11/34 ... 12,853 –
b
6577574.SQ.FTS.B , 5 .186% , 10/12/34 ... 548 –
b
6581222.SQ.FTS.B , 5 .66% , 10/13/34 .... 596 –
b
6582526.SQ.FTS.B , 6 .412% , 10/13/34 ... 2,123 –
b
6584354.SQ.FTS.B , 4 .591% , 10/14/34 ... 1,817 1
b
6585824.SQ.FTS.B , 5 .188% , 10/14/34 ... 632 –
b
6587169.SQ.FTS.B , 5 .125% , 10/15/34 ... 6,563 1
b
6587941.SQ.FTS.B , 5 .764% , 10/16/34 ... 194 –
b
6587383.SQ.FTS.B , 6 .248% , 10/16/34 ... 549 –
b
6590442.SQ.FTS.B , 5 .756% , 10/17/34 ... 10,462 –
b
6591293.SQ.FTS.B , 5 .759% , 10/17/34 ... 3,441 –
b
6594291.SQ.FTS.B , 6 .163% , 10/18/34 ... 6,540 –
b
6598899.SQ.FTS.B , 5 .565% , 10/20/34 ... 6,856 –
b
6602728.SQ.FTS.B , 5 .418% , 10/21/34 ... 117 –
b
6602960.SQ.FTS.B , 6 .007% , 10/21/34 ... 2,073 –
b
6604310.SQ.FTS.B , 6 .417% , 10/21/34 ... 799 –
b
6604504.SQ.FTS.B , 4 .717% , 10/22/34 ... 453 –
b
6604448.SQ.FTS.B , 4 .934% , 10/22/34 ... 1,679 –
b
6607977.SQ.FTS.B , 5 .426% , 10/24/34 ... 1,603 –
b
6608828.SQ.FTS.B , 4 .938% , 10/25/34 ... 43,918 –
b
6609985.SQ.FTS.B , 4 .948% , 10/25/34 ... 228 –
b
6609650.SQ.FTS.B , 5 .565% , 10/25/34 ... 3,296 –
b
6614501.SQ.FTS.B , 4 .748% , 10/26/34 ... 3,498 –
b
6614956.SQ.FTS.B , 4 .751% , 10/26/34 ... 3,077 –
b
6611828.SQ.FTS.B , 5 .559% , 10/26/34 ... 3,208 –
b
6620227.SQ.FTS.B , 5 .756% , 10/27/34 ... 26,251 –
b
6617184.SQ.FTS.B , 6 .278% , 10/27/34 ... 137 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
6621448.SQ.FTS.B , 5 .378% , 10/28/34 ... $ 14,813 $ –
b
6620476.SQ.FTS.B , 5 .756% , 10/28/34 ... 18,146 –
b
6624855.SQ.FTS.B , 5 .451% , 10/29/34 ... 780 –
b
6624765.SQ.FTS.B , 6 .01% , 10/29/34 .... 7,023 –
b
6624896.SQ.FTS.B , 4 .653% , 10/30/34 ... 9,039 –
b
6628718.SQ.FTS.B , 5 .187% , 11/01/34 ... 5,279 –
b
6626390.SQ.FTS.B , 6 .007% , 11/01/34 ... 10,527 –
b
6630658.SQ.FTS.B , 5 .199% , 11/02/34 ... 635 –
b
6631472.SQ.FTS.B , 5 .562% , 11/02/34 ... 3,298 –
b
6632572.SQ.FTS.B , 6 .005% , 11/02/34 ... 4,959 –
b
6634481.SQ.FTS.B , 4 .754% , 11/03/34 ... 3,060 –
b
6639552.SQ.FTS.B , 4 .753% , 11/04/34 ... 182 –
b
6641178.SQ.FTS.B , 5 .75% , 11/04/34 .... 3,481 –
b
6643579.SQ.FTS.B , 4 .655% , 11/05/34 ... 7,884 –
b
6643893.SQ.FTS.B , 5 .381% , 11/05/34 ... 1,563 –
b
6644138.SQ.FTS.B , 5 .458% , 11/05/34 ... 1,010 –
b
6645397.SQ.FTS.B , 4 .943% , 11/07/34 ... 3,532 –
b
6649272.SQ.FTS.B , 4 .739% , 11/08/34 ... 412 –
b
6647657.SQ.FTS.B , 5 .192% , 11/08/34 ... 357 –
b
6646778.SQ.FTS.B , 5 .563% , 11/08/34 ... 1,110 –
b
6649665.SQ.FTS.B , 4 .935% , 11/09/34 ... 2,943 –
b
6653616.SQ.FTS.B , 6 .009% , 11/10/34 ... 1,792 1
b
6669152.SQ.FTS.B , 6 .415% , 11/15/34 ... 25,018 1
b
6671137.SQ.FTS.B , 4 .65% , 11/16/34 .... 3,947 –
b
6672511.SQ.FTS.B , 4 .748% , 11/16/34 ... 927 –
b
6674450.SQ.FTS.B , 4 .749% , 11/17/34 ... 18,581 –
b
6676382.SQ.FTS.B , 5 .748% , 11/17/34 ... 3,159 –
b
6681781.SQ.FTS.B , 6 .16% , 11/19/34 .... 6,908 –
b
6685517.SQ.FTS.B , 5 .583% , 11/20/34 ... 131 –
b
6686240.SQ.FTS.B , 5 .374% , 11/21/34 ... 873 –
b
6688197.SQ.FTS.B , 5 .384% , 11/22/34 ... 5,403 –
b
6690132.SQ.FTS.B , 4 .793% , 11/23/34 ... 148 –
b
6691756.SQ.FTS.B , 5 .57% , 11/23/34 .... 5,992 –
b
6696314.SQ.FTS.B , 5 .188% , 11/24/34 ... 4,176 –
b
6701550.SQ.FTS.B , 5 .378% , 11/25/34 ... 1,306 –
b
6706540.SQ.FTS.B , 4 .653% , 11/26/34 ... 5,175 –
b
6706359.SQ.FTS.B , 4 .654% , 11/26/34 ... 867 –
b
6705352.SQ.FTS.B , 5 .182% , 11/26/34 ... 998 –
b
6705288.SQ.FTS.B , 5 .382% , 11/26/34 ... 1,013 –
b
6706486.SQ.FTS.B , 5 .77% , 11/26/34 .... 1,318 –
b
6704732.SQ.FTS.B , 6 .009% , 11/26/34 ... 3,627 –
b
6707571.SQ.FTS.B , 5 .563% , 11/27/34 ... 3,659 –
b
6708125.SQ.FTS.B , 5 .454% , 11/28/34 ... 1,147 –
b
6709200.SQ.FTS.B , 6 .003% , 11/29/34 ... 2,318 –
b
6719031.SQ.FTS.B , 4 .762% , 12/01/34 ... 39 –
b
6728590.SQ.FTS.B , 5 .557% , 12/05/34 ... 2,208 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
6729839.SQ.FTS.B , 5 .755% , 12/05/34 ... $ 18,147 $ –
b
6733026.SQ.FTS.B , 4 .654% , 12/06/34 ... 13,883 3
b
6731578.SQ.FTS.B , 5 .753% , 12/06/34 ... 11,760 –
b
6736022.SQ.FTS.B , 6 .169% , 12/07/34 ... 2,969 –
b
6742781.SQ.FTS.B , 5 .414% , 12/08/34 ... 322 –
b
6752687.SQ.FTS.B , 4 .652% , 12/13/34 ... 202 –
b
6753526.SQ.FTS.B , 5 .192% , 12/13/34 ... 5,887 –
b
6764422.SQ.FTS.B , 4 .765% , 12/15/34 ... 187 –
b
6762066.SQ.FTS.B , 4 .937% , 12/15/34 ... 2,676 –
b
6762927.SQ.FTS.B , 5 .436% , 12/15/34 ... 1,084 –
b
6767980.SQ.FTS.B , 5 .188% , 12/16/34 ... 6,752 1
b
6767536.SQ.FTS.B , 5 .566% , 12/16/34 ... 12,331 1
b
6767251.SQ.FTS.B , 6 .155% , 12/16/34 ... 280 –
b
6769991.SQ.FTS.B , 5 .379% , 12/18/34 ... 9,490 –
b
6771253.SQ.FTS.B , 5 .566% , 12/19/34 ... 4,761 –
b
6777288.SQ.FTS.B , 5 .439% , 12/21/34 ... 18,873 –
b
6777037.SQ.FTS.B , 5 .997% , 12/21/34 ... 1,896 –
b
6776064.SQ.FTS.B , 6 .415% , 12/21/34 ... 32,761 –
b
6781242.SQ.FTS.B , 5 .433% , 12/22/34 ... 1,457 –
b
6785072.SQ.FTS.B , 5 .374% , 12/23/34 ... 1,478 –
b
6785551.SQ.FTS.B , 5 .747% , 12/23/34 ... 1,563 –
b
6788053.SQ.FTS.B , 4 .661% , 12/26/34 ... 1,148 –
b
6797317.SQ.FTS.B , 4 .648% , 12/28/34 ... 1,406 –
b
6796725.SQ.FTS.B , 5 .189% , 12/28/34 ... 13,083 –
b
6813899.SQ.FTS.B , 6 .004% , 1/04/35 .... 3,779 1
b
6813242.SQ.FTS.B , 6 .01% , 1/04/35 ..... 4,341 –
b
6815496.SQ.FTS.B , 4 .937% , 1/05/35 .... 23,295 3
b
6816661.SQ.FTS.B , 5 .189% , 1/05/35 .... 8,210 –
b
6823299.SQ.FTS.B , 5 .453% , 1/07/35 .... 394 –
b
6827188.SQ.FTS.B , 5 .464% , 1/09/35 .... 145 –
b
6826936.SQ.FTS.B , 5 .58% , 1/09/35 ..... 1,253 –
b
6829291.SQ.FTS.B , 4 .938% , 1/10/35 .... 13,368 –
b
6839017.SQ.FTS.B , 6 .254% , 1/13/35 .... 512 –
b
6853678.SQ.FTS.B , 4 .745% , 1/19/35 .... 4,528 –
b
6854061.SQ.FTS.B , 6 .259% , 1/19/35 .... 1,548 –
b
6860713.SQ.FTS.B , 4 .931% , 1/20/35 .... 4,164 –
b
6858854.SQ.FTS.B , 5 .566% , 1/20/35 .... 8,486 –
b
6860765.SQ.FTS.B , 5 .568% , 1/20/35 .... 6,489 –
b
6864433.SQ.FTS.B , 4 .654% , 1/21/35 .... 2,321 –
b
6865330.SQ.FTS.B , 6 .155% , 1/23/35 .... 1,222 –
b
6868707.SQ.FTS.B , 4 .772% , 1/24/35 .... 918 –
b
6867756.SQ.FTS.B , 5 .393% , 1/24/35 .... 1,352 –
b
6868681.SQ.FTS.B , 6 .418% , 1/24/35 .... 975 –
b
6871309.SQ.FTS.B , 4 .755% , 1/25/35 .... 1,693 –
b
6872268.SQ.FTS.B , 5 .566% , 1/25/35 .... 539 –
b
6878988.SQ.FTS.B , 4 .749% , 1/27/35 .... 31,652 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
6879546.SQ.FTS.B , 6 .232% , 1/27/35 .... $ 216 $ –
b
6885061.SQ.FTS.B , 5 .188% , 1/30/35 .... 13,984 –
b
6884806.SQ.FTS.B , 6 .25% , 1/30/35 ..... 382 –
b
6888509.SQ.FTS.B , 4 .748% , 1/31/35 .... 2,816 –
b
6888564.SQ.FTS.B , 5 .378% , 1/31/35 .... 3,048 –
b
6886999.SQ.FTS.B , 6 .276% , 1/31/35 .... 714 –
b
6893064.SQ.FTS.B , 4 .654% , 2/02/35 .... 4,746 –
b
6894291.SQ.FTS.B , 4 .78% , 2/02/35 ..... 756 –
b
6892716.SQ.FTS.B , 5 .442% , 2/02/35 .... 15,393 –
b
6893482.SQ.FTS.B , 5 .762% , 2/02/35 .... 3,169 –
b
6903390.SQ.FTS.B , 5 .442% , 2/04/35 .... 6,892 1
b
6901684.SQ.FTS.B , 6 .257% , 2/04/35 .... 2,747 –
b
6903487.SQ.FTS.B , 6 .413% , 2/04/35 .... 8,362 –
b
6912511.SQ.FTS.B , 5 .754% , 2/09/35 .... 13,290 1
b
6918684.SQ.FTS.B , 4 .937% , 2/10/35 .... 41,388 –
b
6916843.SQ.FTS.B , 6 .003% , 2/10/35 .... 4,830 –
b
6917870.SQ.FTS.B , 6 .257% , 2/10/35 .... 2,669 1
b
6919873.SQ.FTS.B , 5 .187% , 2/11/35 .... 1,223 –
b
6920256.SQ.FTS.B , 6 .007% , 2/11/35 .... 9,169 –
b
6920356.SQ.FTS.B , 6 .407% , 2/11/35 .... 580 –
b
6922314.SQ.FTS.B , 5 .565% , 2/14/35 .... 14,464 –
b
6936577.SQ.FTS.B , 5 .377% , 2/17/35 .... 2,714 –
b
6935560.SQ.FTS.B , 5 .747% , 2/17/35 .... 1,794 –
b
6938046.SQ.FTS.B , 4 .652% , 2/18/35 .... 2,723 –
b
6941294.SQ.FTS.B , 4 .94% , 2/19/35 ..... 4,003 –
b
6941545.SQ.FTS.B , 5 .189% , 2/19/35 .... 3,472 –
b
6941280.SQ.FTS.B , 5 .991% , 2/19/35 .... 1,029 –
b
6942187.SQ.FTS.B , 5 .189% , 2/20/35 .... 2,732 –
b
6944390.SQ.FTS.B , 5 .187% , 2/21/35 .... 2,510 –
b
6943108.SQ.FTS.B , 6 .251% , 2/21/35 .... 1,826 –
b
6949328.SQ.FTS.B , 5 .445% , 2/22/35 .... 5,721 –
b
6957595.SQ.FTS.B , 5 .442% , 2/24/35 .... 2,541 –
b
6955514.SQ.FTS.B , 5 .746% , 2/24/35 .... 2,666 –
b
6962075.SQ.FTS.B , 4 .735% , 2/25/35 .... 391 –
b
6958559.SQ.FTS.B , 6 .163% , 2/25/35 .... 14,245 1
b
6963451.SQ.FTS.B , 5 .998% , 2/27/35 .... 1,876 –
b
6969701.SQ.FTS.B , 4 .937% , 2/28/35 .... 11,360 –
b
6965888.SQ.FTS.B , 5 .189% , 2/28/35 .... 1,187 –
b
6977932.SQ.FTS.B , 5 .552% , 2/28/35 .... 1,435 –
b
6967265.SQ.FTS.B , 5 .567% , 2/28/35 .... 21,768 –
b
6965159.SQ.FTS.B , 5 .753% , 2/28/35 .... 6,724 –
b
6966807.SQ.FTS.B , 5 .756% , 2/28/35 .... 14,197 –
b
6973530.SQ.FTS.B , 6 .271% , 2/28/35 .... 1,364 –
b
6971273.SQ.FTS.B , 6 .422% , 2/28/35 .... 771 –
b
6983671.SQ.FTS.B , 5 .189% , 3/01/35 .... 5,611 –
b
6982903.SQ.FTS.B , 5 .564% , 3/01/35 .... 3,016 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
6985220.SQ.FTS.B , 5 .398% , 3/02/35 .... $ 458 $ –
b
6985273.SQ.FTS.B , 6 .415% , 3/02/35 .... 509 –
b
6985777.SQ.FTS.B , 5 .451% , 3/03/35 .... 755 –
b
6986211.SQ.FTS.B , 6 .259% , 3/03/35 .... 2,111 –
b
6987677.SQ.FTS.B , 5 .409% , 3/05/35 .... 107 –
b
6989032.SQ.FTS.B , 5 .754% , 3/05/35 .... 475 –
b
6990296.SQ.FTS.B , 6 .005% , 3/05/35 .... 4,702 –
b
6993196.SQ.FTS.B , 5 .381% , 3/06/35 .... 2,107 –
b
6991196.SQ.FTS.B , 5 .437% , 3/06/35 .... 8,279 –
b
6991595.SQ.FTS.B , 5 .76% , 3/06/35 ..... 5,054 –
b
6996992.SQ.FTS.B , 5 .377% , 3/07/35 .... 26,963 1
b
7001929.SQ.FTS.B , 5 .189% , 3/08/35 .... 13,810 –
b
7002610.SQ.FTS.B , 6 .007% , 3/09/35 .... 17,254 1
b
7002426.SQ.FTS.B , 6 .179% , 3/09/35 .... 428 –
b
7005506.SQ.FTS.B , 5 .378% , 3/11/35 .... 18,115 –
b
7008617.SQ.FTS.B , 6 .161% , 3/12/35 .... 3,028 –
b
7009259.SQ.FTS.B , 6 .255% , 3/12/35 .... 3,012 –
b
7012805.SQ.FTS.B , 5 .988% , 3/13/35 .... 522 –
b
7019673.SQ.FTS.B , 5 .581% , 3/14/35 .... 1,295 –
b
7025124.SQ.FTS.B , 4 .744% , 3/16/35 .... 1,689 –
b
7025111.SQ.FTS.B , 5 .439% , 3/16/35 .... 513 –
b
7025788.SQ.FTS.B , 6 .255% , 3/17/35 .... 11,440 –
b
7026048.SQ.FTS.B , 6 .268% , 3/17/35 .... 598 –
b
7028614.SQ.FTS.B , 4 .717% , 3/18/35 .... 78 –
b
7027254.SQ.FTS.B , 4 .752% , 3/18/35 .... 1,929 –
b
7027686.SQ.FTS.B , 5 .768% , 3/18/35 .... 1,246 –
b
7027442.SQ.FTS.B , 6 .006% , 3/18/35 .... 893 –
b
7032162.SQ.FTS.B , 4 .742% , 3/19/35 .... 565 –
b
7039769.SQ.FTS.B , 6 .005% , 3/21/35 .... 3,895 –
b
7040905.SQ.FTS.B , 6 .007% , 3/21/35 .... 22,019 1
b
7047140.SQ.FTS.B , 4 .75% , 3/23/35 ..... 2,597 –
b
7050581.SQ.FTS.B , 5 .375% , 3/25/35 .... 8,131 –
b
7050136.SQ.FTS.B , 6 .253% , 3/25/35 .... 3,652 –
b
7056063.SQ.FTS.B , 4 .935% , 3/27/35 .... 174 –
b
7055970.SQ.FTS.B , 6 .01% , 3/27/35 ..... 786 –
b
7066194.SQ.FTS.B , 5 .377% , 3/29/35 .... 28,131 2
b
7064997.SQ.FTS.B , 5 .761% , 3/29/35 .... 2,134 –
b
7065185.SQ.FTS.B , 5 .763% , 3/29/35 .... 1,401 –
b
7068868.SQ.FTS.B , 5 .445% , 3/30/35 .... 1,970 –
b
7069196.SQ.FTS.B , 5 .446% , 4/01/35 .... 461 –
b
7071249.SQ.FTS.B , 6 .416% , 4/02/35 .... 7,885 –
b
7075884.SQ.FTS.B , 5 .438% , 4/03/35 .... 4,223 –
b
7078893.SQ.FTS.B , 5 .568% , 4/04/35 .... 13,551 –
b
7085122.SQ.FTS.B , 6 .164% , 4/05/35 .... 2,518 –
b
7088413.SQ.FTS.B , 6 .289% , 4/05/35 .... 185 –
b
7092138.SQ.FTS.B , 5 .188% , 4/06/35 .... 5,761 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
7093323.SQ.FTS.B , 5 .438% , 4/08/35 .... $ 1,093 $ –
b
7097479.SQ.FTS.B , 5 .565% , 4/10/35 .... 9,363 –
b
7101561.SQ.FTS.B , 4 .937% , 4/11/35 .... 27,006 –
b
7113376.SQ.FTS.B , 5 .368% , 4/15/35 .... 844 –
b
7118185.SQ.FTS.B , 5 .751% , 4/17/35 .... 4,616 –
b
7121348.SQ.FTS.B , 6 .003% , 4/17/35 .... 1,474 –
b
7124599.SQ.FTS.B , 4 .937% , 4/18/35 .... 38,369 1
b
7124204.SQ.FTS.B , 5 .74% , 4/18/35 ..... 545 –
b
7135706.SQ.FTS.B , 4 .707% , 4/19/35 .... 608 –
b
7128660.SQ.FTS.B , 5 .37% , 4/19/35 ..... 1,168 –
b
7135686.SQ.FTS.B , 5 .439% , 4/19/35 .... 376 –
b
7135696.SQ.FTS.B , 5 .468% , 4/19/35 .... 190 –
b
7141603.SQ.FTS.B , 5 .191% , 4/21/35 .... 2,734 –
b
7147299.SQ.FTS.B , 5 .377% , 4/23/35 .... 12,972 –
b
7154213.SQ.FTS.B , 5 .189% , 4/25/35 .... 811 –
b
7153341.SQ.FTS.B , 5 .756% , 4/25/35 .... 6,870 1
b
7161885.SQ.FTS.B , 5 .562% , 4/27/35 .... 6,709 –
b
7163945.SQ.FTS.B , 5 .754% , 4/27/35 .... 3,045 –
b
7162414.SQ.FTS.B , 5 .758% , 4/27/35 .... 526 –
b
7164732.SQ.FTS.B , 6 .175% , 4/28/35 .... 197 –
b
7173037.SQ.FTS.B , 5 .572% , 4/30/35 .... 3,983 –
b
7172761.SQ.FTS.B , 6 .258% , 4/30/35 .... 5,904 –
b
7180248.SQ.FTS.B , 5 .379% , 5/02/35 .... 12,879 –
b
7185609.SQ.FTS.B , 4 .94% , 5/03/35 ..... 2,798 –
b
7187139.SQ.FTS.B , 5 .374% , 5/03/35 .... 2,571 –
b
7188015.SQ.FTS.B , 5 .197% , 5/04/35 .... 2,620 –
b
7192505.SQ.FTS.B , 6 .414% , 5/06/35 .... 704 –
b
7196193.SQ.FTS.B , 5 .185% , 5/07/35 .... 2,811 –
b
7199286.SQ.FTS.B , 5 .754% , 5/08/35 .... 18,974 –
b
7197712.SQ.FTS.B , 6 .411% , 5/08/35 .... 4,332 –
b
7203363.SQ.FTS.B , 5 .189% , 5/09/35 .... 8,775 –
b
7205388.SQ.FTS.B , 5 .759% , 5/09/35 .... 4,440 –
b
7210899.SQ.FTS.B , 6 .006% , 5/11/35 .... 25,899 1
b
7219666.SQ.FTS.B , 4 .744% , 5/14/35 .... 3,640 –
b
7220564.SQ.FTS.B , 5 .432% , 5/14/35 .... 1,109 –
b
7220676.SQ.FTS.B , 5 .987% , 5/14/35 .... 1,149 –
b
7222126.SQ.FTS.B , 4 .654% , 5/15/35 .... 10,174 –
b
7222571.SQ.FTS.B , 5 .195% , 5/15/35 .... 1,606 –
b
7229617.SQ.FTS.B , 5 .44% , 5/16/35 ..... 4,248 –
b
7231172.SQ.FTS.B , 4 .656% , 5/17/35 .... 1,011 –
b
7238134.SQ.FTS.B , 5 .762% , 5/20/35 .... 1,439 –
b
7240071.SQ.FTS.B , 5 .996% , 5/20/35 .... 744 –
b
7242591.SQ.FTS.B , 5 .193% , 5/21/35 .... 906 –
b
7249019.SQ.FTS.B , 6 .005% , 5/22/35 .... 10,180 –
b
7251914.SQ.FTS.B , 4 .941% , 5/23/35 .... 4,096 –
b
7262080.SQ.FTS.B , 6 .006% , 5/28/35 .... 56,215 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
7267389.SQ.FTS.B , 6 .019% , 5/29/35 .... $ 651 $ –
b
7269980.SQ.FTS.B , 5 .441% , 5/30/35 .... 3,722 –
b
7275203.SQ.FTS.B , 6 .259% , 6/01/35 .... 4,292 –
b
7277957.SQ.FTS.B , 6 .006% , 6/02/35 .... 1,696 –
b
7288280.SQ.FTS.B , 5 .378% , 6/06/35 .... 3,733 –
b
7289262.SQ.FTS.B , 5 .56% , 6/06/35 ..... 4,382 –
b
7296575.SQ.FTS.B , 5 .569% , 6/07/35 .... 5,158 –
b
7303557.SQ.FTS.B , 5 .384% , 6/10/35 .... 702 –
b
7306657.SQ.FTS.B , 5 .566% , 6/11/35 .... 12,522 –
b
7305713.SQ.FTS.B , 6 .006% , 6/11/35 .... 1,687 –
b
7313394.SQ.FTS.B , 5 .189% , 6/12/35 .... 6,942 –
b
7314028.SQ.FTS.B , 5 .565% , 6/12/35 .... 12,817 –
b
7316316.SQ.FTS.B , 5 .439% , 6/13/35 .... 7,722 –
b
7327011.SQ.FTS.B , 5 .755% , 6/15/35 .... 4,808 –
b
7332055.SQ.FTS.B , 4 .652% , 6/18/35 .... 1,665 –
b
7333444.SQ.FTS.B , 5 .758% , 6/18/35 .... 3,031 –
b
7334250.SQ.FTS.B , 6 .289% , 6/18/35 .... 760 –
b
7335968.SQ.FTS.B , 5 .379% , 6/19/35 .... 7,165 1
b
7336967.SQ.FTS.B , 6 .41% , 6/19/35 ..... 4,561 –
b
7340626.SQ.FTS.B , 5 .438% , 6/20/35 .... 252 –
b
7340672.SQ.FTS.B , 5 .755% , 6/20/35 .... 21,574 –
b
7347685.SQ.FTS.B , 5 .449% , 6/21/35 .... 657 –
b
7347201.SQ.FTS.B , 5 .742% , 6/21/35 .... 738 –
b
7348507.SQ.FTS.B , 4 .938% , 6/22/35 .... 2,451 –
b
7351847.SQ.FTS.B , 6 .006% , 6/23/35 .... 5,842 –
b
7351639.SQ.FTS.B , 6 .164% , 6/23/35 .... 3,152 –
b
7353529.SQ.FTS.B , 6 .25% , 6/25/35 ..... 1,275 –
b
7353683.SQ.FTS.B , 6 .256% , 6/25/35 .... 1,229 –
b
7353412.SQ.FTS.B , 6 .402% , 6/25/35 .... 101 –
b
7360226.SQ.FTS.B , 4 .654% , 6/27/35 .... 13,891 –
b
7366336.SQ.FTS.B , 4 .655% , 6/28/35 .... 4,998 1
b
7367489.SQ.FTS.B , 5 .569% , 6/29/35 .... 1,709 –
b
7371639.SQ.FTS.B , 4 .941% , 6/30/35 .... 2,271 –
b
7370441.SQ.FTS.B , 5 .379% , 6/30/35 .... 9,362 –
b
7370806.SQ.FTS.B , 5 .468% , 6/30/35 .... 595 –
b
7372112.SQ.FTS.B , 5 .754% , 7/01/35 .... 4,946 –
b
7372906.SQ.FTS.B , 5 .754% , 7/02/35 .... 11,654 –
b
7373979.SQ.FTS.B , 5 .997% , 7/02/35 .... 594 –
b
7378207.SQ.FTS.B , 6 .009% , 7/03/35 .... 9,549 –
b
7378054.SQ.FTS.B , 6 .259% , 7/03/35 .... 271 –
b
7380824.SQ.FTS.B , 4 .753% , 7/04/35 .... 1,279 –
b
7382858.SQ.FTS.B , 5 .382% , 7/04/35 .... 4,780 –
b
7384366.SQ.FTS.B , 5 .444% , 7/05/35 .... 2,246 –
b
7385423.SQ.FTS.B , 6 .006% , 7/05/35 .... 1,828 –
b
7390664.SQ.FTS.B , 5 .19% , 7/08/35 ..... 10,504 –
b
7389557.SQ.FTS.B , 5 .38% , 7/08/35 ..... 427 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
7396701.SQ.FTS.B , 5 .567% , 7/10/35 .... $ 3,637 $ –
b
7395779.SQ.FTS.B , 6 .005% , 7/10/35 .... 12,121 –
b
7403168.SQ.FTS.B , 5 .38% , 7/11/35 ..... 7,909 –
b
7406047.SQ.FTS.B , 6 .027% , 7/12/35 .... 1,167 –
b
7408049.SQ.FTS.B , 4 .924% , 7/15/35 .... 1,733 –
b
7408322.SQ.FTS.B , 5 .565% , 7/15/35 .... 8,489 –
b
7410978.SQ.FTS.B , 4 .747% , 7/16/35 .... 1,609 –
b
7436351.SQ.FTS.B , 5 .754% , 7/25/35 .... 9,358 1
b
7441240.SQ.FTS.B , 4 .745% , 7/26/35 .... 3,314 –
b
7439758.SQ.FTS.B , 5 .379% , 7/26/35 .... 5,557 –
b
7442460.SQ.FTS.B , 5 .193% , 7/27/35 .... 1,313 –
b
7442087.SQ.FTS.B , 6 .191% , 7/27/35 .... 681 –
b
7442292.SQ.FTS.B , 6 .268% , 7/27/35 .... 635 –
b
7447150.SQ.FTS.B , 5 .568% , 7/29/35 .... 3,715 –
b
7461507.SQ.FTS.B , 5 .378% , 8/02/35 .... 21,883 –
b
7462684.SQ.FTS.B , 6 .003% , 8/02/35 .... 1,215 –
b
7461437.SQ.FTS.B , 6 .412% , 8/02/35 .... 1,125 –
b
7463744.SQ.FTS.B , 5 .378% , 8/04/35 .... 2,237 –
b
7466589.SQ.FTS.B , 5 .567% , 8/05/35 .... 7,091 –
b
7466750.SQ.FTS.B , 6 .257% , 8/05/35 .... 4,423 –
b
7469860.SQ.FTS.B , 6 .258% , 8/06/35 .... 5,369 –
b
7472610.SQ.FTS.B , 4 .937% , 8/07/35 .... 11,394 –
b
7474077.SQ.FTS.B , 5 .749% , 8/07/35 .... 364 –
b
7478694.SQ.FTS.B , 5 .192% , 8/08/35 .... 5,259 –
b
7478441.SQ.FTS.B , 6 .008% , 8/08/35 .... 1,070 –
b
7481878.SQ.FTS.B , 5 .561% , 8/09/35 .... 2,953 –
b
7483153.SQ.FTS.B , 5 .747% , 8/09/35 .... 1,034 –
b
7484605.SQ.FTS.B , 4 .75% , 8/11/35 ..... 3,161 –
b
7484169.SQ.FTS.B , 6 .416% , 8/11/35 .... 9,733 –
b
7487387.SQ.FTS.B , 5 .75% , 8/12/35 ..... 3,973 1
b
7490950.SQ.FTS.B , 5 .566% , 8/13/35 .... 4,533 1
b
7506333.SQ.FTS.B , 5 .438% , 8/16/35 .... 591 –
b
7530073.SQ.FTS.B , 5 .75% , 8/24/35 ..... 3,686 –
b
7531240.SQ.FTS.B , 6 .017% , 8/25/35 .... 1,180 –
b
7530940.SQ.FTS.B , 6 .172% , 8/25/35 .... 1,322 –
b
7535771.SQ.FTS.B , 5 .377% , 8/27/35 .... 12,186 –
b
7541816.SQ.FTS.B , 6 .264% , 8/28/35 .... 698 –
b
7548813.SQ.FTS.B , 5 .757% , 8/29/35 .... 6,364 –
b
7554908.SQ.FTS.B , 5 .562% , 9/02/35 .... 1,474 –
b
7555230.SQ.FTS.B , 6 .175% , 9/02/35 .... 199 –
b
7556670.SQ.FTS.B , 6 .261% , 9/03/35 .... 829 2
b
7564905.SQ.FTS.B , 5 .757% , 9/05/35 .... 1,505 –
b
7566244.SQ.FTS.B , 4 .776% , 9/06/35 .... 308 1
b
7568291.SQ.FTS.B , 5 .379% , 9/06/35 .... 283 –
b
7566782.SQ.FTS.B , 5 .565% , 9/06/35 .... 6,213 2
b
7572492.SQ.FTS.B , 4 .653% , 9/07/35 .... 5,502 1
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
7571635.SQ.FTS.B , 5 .379% , 9/07/35 .... $ 7,183 $ –
b
7575416.SQ.FTS.B , 6 .004% , 9/08/35 .... 1,622 –
b
7578838.SQ.FTS.B , 5 .758% , 9/09/35 .... 5,097 484
b
7583811.SQ.FTS.B , 4 .654% , 9/11/35 .... 1,993 1
b
7585646.SQ.FTS.B , 5 .577% , 9/12/35 .... 2,998 –
b
7586174.SQ.FTS.B , 6 .166% , 9/12/35 .... 2,624 –
b
7596132.SQ.FTS.B , 5 .565% , 9/14/35 .... 15,381 –
b
7593321.SQ.FTS.B , 5 .749% , 9/14/35 .... 3,989 –
b
7593404.SQ.FTS.B , 6 .01% , 9/14/35 ..... 1,025 18
b
7600963.SQ.FTS.B , 5 .759% , 9/16/35 .... 4,304 –
b
7602291.SQ.FTS.B , 6 .007% , 9/18/35 .... 25,654 951
b
7605951.SQ.FTS.B , 6 .003% , 9/19/35 .... 2,094 1
b
7612178.SQ.FTS.B , 4 .756% , 9/20/35 .... 2,687 5
b
7611808.SQ.FTS.B , 5 .759% , 9/20/35 .... 3,871 4
b
7616218.SQ.FTS.B , 6 .166% , 9/21/35 .... 385 –
b
7618103.SQ.FTS.B , 4 .657% , 9/22/35 .... 3,603 –
b
7618821.SQ.FTS.B , 5 .549% , 9/22/35 .... 464 1
b
7620736.SQ.FTS.B , 5 .999% , 9/22/35 .... 2,920 2
b
7618459.SQ.FTS.B , 6 .261% , 9/22/35 .... 6,239 9
b
7623486.SQ.FTS.B , 5 .995% , 9/25/35 .... 862 1
b
7631309.SQ.FTS.B , 4 .654% , 9/27/35 .... 277 73
b
7633336.SQ.FTS.B , 5 .189% , 9/27/35 .... 27,598 2
b
7631341.SQ.FTS.B , 6 .009% , 9/27/35 .... 4,005 –
b
7630437.SQ.FTS.B , 6 .26% , 9/27/35 ..... 3,990 1
b
7643773.SQ.FTS.B , 5 .188% , 9/30/35 .... 4,718 9
b
7649087.SQ.FTS.B , 5 .378% , 10/01/35 ... 9,266 3
b
7648074.SQ.FTS.B , 5 .379% , 10/01/35 ... 1,647 2
b
7647640.SQ.FTS.B , 6 .412% , 10/01/35 ... 5,142 2
b
7652433.SQ.FTS.B , 5 .189% , 10/02/35 ... 33,294 –
b
7656279.SQ.FTS.B , 5 .189% , 10/03/35 ... 13,976 774
b
7656835.SQ.FTS.B , 5 .189% , 10/03/35 ... 1,252 965
b
7657031.SQ.FTS.B , 5 .597% , 10/03/35 ... 412 1
b
7668700.SQ.FTS.B , 5 .572% , 10/06/35 ... 1,857 –
b
7672063.SQ.FTS.B , 5 .93% , 10/08/35 .... 642 2
b
7673560.SQ.FTS.B , 6% , 10/08/35 ....... 1,534 5
b
7680242.SQ.FTS.B , 4 .937% , 10/10/35 ... 16,681 –
b
7679932.SQ.FTS.B , 4 .938% , 10/10/35 ... 19,659 –
b
7678020.SQ.FTS.B , 6 .26% , 10/10/35 .... 2,311 5
b
7689723.SQ.FTS.B , 6 .259% , 10/13/35 ... 4,835 278
b
7690365.SQ.FTS.B , 5 .188% , 10/14/35 ... 12,369 2
b
7703931.SQ.FTS.B , 4 .753% , 10/18/35 ... 1,959 10
b
7705636.SQ.FTS.B , 6 .162% , 10/19/35 ... 817 3
b
7707263.SQ.FTS.B , 5 .346% , 10/21/35 ... 11,690 –
b
7721658.SQ.FTS.B , 5 .377% , 10/25/35 ... 7,766 1
b
7723857.SQ.FTS.B , 6 .511% , 10/25/35 ... 144 100
b
7725971.SQ.FTS.B , 4 .754% , 10/26/35 ... 3,081 4

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
7726791.SQ.FTS.B , 5 .09% , 10/26/35 .... $ 2,036 $ 3
b
7726860.SQ.FTS.B , 5 .103% , 10/26/35 ... 968 6
b
7730750.SQ.FTS.B , 5 .346% , 10/27/35 ... 32,835 –
b
7736276.SQ.FTS.B , 4 .787% , 10/29/35 ... 924 8
b
7741295.SQ.FTS.B , 5 .339% , 10/30/35 ... 1,832 1
b
7743177.SQ.FTS.B , 5 .912% , 11/01/35 ... 10,923 –
b
7745686.SQ.FTS.B , 5 .913% , 11/01/35 ... 1,881 8
b
7750529.SQ.FTS.B , 4 .778% , 11/02/35 ... 2,067 5
b
7752431.SQ.FTS.B , 4 .78% , 11/02/35 .... 584 200
b
7759395.SQ.FTS.B , 5 .438% , 11/05/35 ... 1,671 1
b
7767426.SQ.FTS.B , 4 .754% , 11/07/35 ... 1,600 2
b
7771470.SQ.FTS.B , 5 .91% , 11/08/35 .... 1,812 31
b
7771118.SQ.FTS.B , 6 .162% , 11/08/35 .... 11,006 13
b
7777130.SQ.FTS.B , 5 .722% , 11/09/35 ... 6,864 2
b
7778609.SQ.FTS.B , 5 .913% , 11/10/35 ... 6,564 2
b
7782728.SQ.FTS.B , 6 .163% , 11/12/35 ... 6,703 1,117
b
7787720.SQ.FTS.B , 4 .734% , 11/13/35 ... 509 2
b
7786619.SQ.FTS.B , 5 .915% , 11/13/35 ... 4,392 –
b
7789785.SQ.FTS.B , 5 .346% , 11/14/35 ... 1,184 3
b
7799914.SQ.FTS.B , 4 .748% , 11/16/35 ... 13,481 –
b
7800202.SQ.FTS.B , 5 .344% , 11/17/35 ... 10,005 1
b
7801213.SQ.FTS.B , 6 .154% , 11/17/35 ... 1,802 8
b
7804801.SQ.FTS.B , 6 .163% , 11/18/35 ... 17,812 –
b
7805105.SQ.FTS.B , 5 .348% , 11/19/35 ... 3,618 21
b
7806254.SQ.FTS.B , 4 .78% , 11/20/35 .... 1,774 501
b
7811989.SQ.FTS.B , 4 .717% , 11/21/35 ... 467 1
b
7812032.SQ.FTS.B , 5 .538% , 11/21/35 ... 721 4
b
7811277.SQ.FTS.B , 6 .164% , 11/21/35 ... 512 7
b
7816657.SQ.FTS.B , 6 .164% , 11/22/35 ... 1,034 –
b
7826584.SQ.FTS.B , 5 .444% , 11/24/35 ... 4,735 4
b
7825597.SQ.FTS.B , 6 .156% , 11/24/35 ... 2,444 1
b
7838689.SQ.FTS.B , 5 .912% , 11/29/35 ... 11,182 3,065
b
7839709.SQ.FTS.B , 6 .463% , 11/29/35 ... 684 12
b
7856900.SQ.FTS.B , 6 .162% , 12/04/35 ... 2,525 12
b
7863894.SQ.FTS.B , 4 .751% , 12/05/35 ... 3,495 58
b
7868430.SQ.FTS.B , 5 .092% , 12/06/35 ... 2,574 2
b
7869279.SQ.FTS.B , 6 .134% , 12/06/35 ... 223 2
b
7869425.SQ.FTS.B , 6 .154% , 12/06/35 ... 30 28
b
7868834.SQ.FTS.B , 6 .284% , 12/06/35 ... 2,780 –
b
7873942.SQ.FTS.B , 6 .507% , 12/08/35 ... 715 3
b
7874931.SQ.FTS.B , 5 .348% , 12/09/35 ... 1,670 15
b
7875074.SQ.FTS.B , 5 .91% , 12/09/35 .... 2,664 22
b
7876689.SQ.FTS.B , 5 .098% , 12/10/35 ... 4,269 16
b
7882477.SQ.FTS.B , 6 .166% , 12/11/35 ... 2,881 11
b
7884810.SQ.FTS.B , 4 .728% , 12/12/35 ... 1,095 –
b
7891927.SQ.FTS.B , 4 .729% , 12/13/35 ... 450 1
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
7889784.SQ.FTS.B , 6 .168% , 12/13/35 ... $ 2,381 $ 10
b
7898972.SQ.FTS.B , 4 .78% , 12/15/35 .... 3,880 1,812
b
7899837.SQ.FTS.B , 4 .752% , 12/16/35 ... 3,998 24
b
7901578.SQ.FTS.B , 5 .535% , 12/17/35 ... 1,306 22
b
7914492.SQ.FTS.B , 5 .907% , 12/20/35 ... 576 13
b
7912392.SQ.FTS.B , 6 .164% , 12/20/35 ... 181 19
b
7918484.SQ.FTS.B , 4 .745% , 12/21/35 ... 4,063 3
b
7915836.SQ.FTS.B , 4 .781% , 12/21/35 ... 2,661 17
b
7919249.SQ.FTS.B , 6 .171% , 12/22/35 ... 2,440 35
b
7924093.SQ.FTS.B , 5 .346% , 12/24/35 ... 2,164 1,755
b
7931938.SQ.FTS.B , 4 .757% , 12/26/35 ... 1,074 8
b
7928332.SQ.FTS.B , 6 .144% , 12/26/35 ... 468 4
b
7929817.SQ.FTS.B , 6 .164% , 12/26/35 ... 994 1
b
7936898.SQ.FTS.B , 5 .446% , 12/27/35 ... 788 3
b
7936014.SQ.FTS.B , 5 .913% , 12/27/35 ... 17,355 18
b
7938565.SQ.FTS.B , 6 .294% , 12/28/35 ... 1,147 192
b
7942328.SQ.FTS.B , 4 .759% , 12/29/35 ... 2,917 2
b
7943096.SQ.FTS.B , 6 .162% , 12/30/35 ... 5,608 2,769
b
7942994.SQ.FTS.B , 6 .178% , 12/30/35 ... 531 –
b
7946958.SQ.FTS.B , 4 .75% , 1/01/36 ..... 4,192 4
b
7944951.SQ.FTS.B , 4 .762% , 1/01/36 .... 688 1
b
7945338.SQ.FTS.B , 4 .78% , 1/01/36 ..... 1,249 1,202
b
7944011.SQ.FTS.B , 4 .784% , 1/01/36 .... 1,767 37
b
7947625.SQ.FTS.B , 6 .163% , 1/01/36 .... 1,915 21
b
7951311.SQ.FTS.B , 4 .777% , 1/02/36 .... 537 1
b
7951847.SQ.FTS.B , 5 .094% , 1/02/36 .... 20,510 4,062
b
7952600.SQ.FTS.B , 5 .35% , 1/02/36 ..... 5,840 25
b
7951787.SQ.FTS.B , 5 .407% , 1/02/36 .... 997 –
b
7951448.SQ.FTS.B , 5 .444% , 1/02/36 .... 2,679 1
b
7951324.SQ.FTS.B , 5 .535% , 1/02/36 .... 294 7
b
7950492.SQ.FTS.B , 6 .475% , 1/02/36 .... 4,103 3
b
7955770.SQ.FTS.B , 4 .78% , 1/03/36 ..... 11,019 11
b
7957118.SQ.FTS.B , 5 .091% , 1/03/36 .... 2,599 55
b
7957265.SQ.FTS.B , 5 .915% , 1/03/36 .... 764 33
b
7970899.SQ.FTS.B , 5 .349% , 1/09/36 .... 8,001 11
b
7971514.SQ.FTS.B , 5 .436% , 1/09/36 .... 3,454 –
b
7971048.SQ.FTS.B , 5 .739% , 1/09/36 .... 447 104
b
7971074.SQ.FTS.B , 6 .164% , 1/09/36 .... 4,437 83
b
7980290.SQ.FTS.B , 5 .346% , 1/11/36 .... 18,424 48
b
7981977.SQ.FTS.B , 5 .917% , 1/12/36 .... 2,349 15
b
7983412.SQ.FTS.B , 5 .92% , 1/12/36 ..... 1,117 13
b
7981527.SQ.FTS.B , 6 .164% , 1/12/36 .... 2,038 20
b
7984186.SQ.FTS.B , 6 .162% , 1/13/36 .... 435 86
b
7984217.SQ.FTS.B , 6 .491% , 1/13/36 .... 1,790 9
b
7985368.SQ.FTS.B , 5 .436% , 1/14/36 .... 2,239 16
b
7987855.SQ.FTS.B , 4 .735% , 1/15/36 .... 1,031 17

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
a
Block, Inc. (continued)
b
7987273.SQ.FTS.B , 5 .357% , 1/15/36 .... $ 1,447 $ 10
b
7991684.SQ.FTS.B , 4 .775% , 1/16/36 .... 3,015 1
b
8000882.SQ.FTS.B , 5 .913% , 1/17/36 .... 14,351 19
b
7993734.SQ.FTS.B , 6 .147% , 1/17/36 .... 624 10
b
8004901.SQ.FTS.B , 5 .355% , 1/18/36 .... 120 15
b
8004961.SQ.FTS.B , 6 .166% , 1/18/36 .... 12,843 12
b
8007977.SQ.FTS.B , 6 .172% , 1/19/36 .... 1,517 6
b
8009940.SQ.FTS.B , 4 .745% , 1/20/36 .... 949 514
b
8014750.SQ.FTS.B , 5 .716% , 1/22/36 .... 3,086 1
b
8013310.SQ.FTS.B , 5 .723% , 1/22/36 .... 38,986 8
b
8016211.SQ.FTS.B , 5 .451% , 1/23/36 .... 2,578 3
b
8016338.SQ.FTS.B , 5 .525% , 1/23/36 .... 429 29
b
8029246.SQ.FTS.B , 4 .78% , 1/26/36 ..... 25,021 2
b
8049787.SQ.FTS.B , 4 .758% , 2/01/36 .... 112 3
b
8046718.SQ.FTS.B , 5 .354% , 2/01/36 .... 2,330 8
b
8048248.SQ.FTS.B , 5 .535% , 2/01/36 .... 10,609 871
b
8053068.SQ.FTS.B , 4 .749% , 2/02/36 .... 762 6
b
8058200.SQ.FTS.B , 4 .739% , 2/05/36 .... 634 12
b
8060490.SQ.FTS.B , 4 .78% , 2/06/36 ..... 1,882 21
b
8063150.SQ.FTS.B , 5 .911% , 2/06/36 .... 30,449 268
b
8073414.SQ.FTS.B , 5 .095% , 2/09/36 .... 7,891 8
b
8076658.SQ.FTS.B , 5 .428% , 2/10/36 .... 290 20
b
8087504.SQ.FTS.B , 4 .749% , 2/14/36 .... 869 12
b
8084982.SQ.FTS.B , 5 .35% , 2/14/36 ..... 2,214 13
b
8084848.SQ.FTS.B , 6 .17% , 2/14/36 ..... 588 4
b
8093270.SQ.FTS.B , 4 .78% , 2/15/36 ..... 3,442 168
b
8099047.SQ.FTS.B , 4 .747% , 2/19/36 .... 4,041 2
b
8100556.SQ.FTS.B , 6 .289% , 2/19/36 .... 1,091 39
b
8107707.SQ.FTS.B , 4 .762% , 2/21/36 .... 762 1
b
8112993.SQ.FTS.B , 4 .78% , 2/22/36 ..... 3,243 44
b
8130671.SQ.FTS.B , 4 .78% , 2/28/36 ..... 67,036 65
b
8143126.SQ.FTS.B , 5 .66% , 2/28/36 ..... 7,740 3,038
b
8136487.SQ.FTS.B , 6 .145% , 2/28/36 .... 2,070 4
b
8134991.SQ.FTS.B , 6 .422% , 2/28/36 .... 11,676 65
b
8139490.SQ.FTS.B , 6 .681% , 2/28/36 .... 937 48
b
8146384.SQ.FTS.B , 5 .91% , 3/03/36 ..... 10,073 26
b
8159049.SQ.FTS.B , 4 .781% , 3/06/36 .... 2,959 2,145
b
8158900.SQ.FTS.B , 4 .953% , 3/06/36 .... 2,749 42
b
8162106.SQ.FTS.B , 5 .113% , 3/06/36 .... 4,653 75
b
8162740.SQ.FTS.B , 5 .666% , 3/07/36 .... 511 491
b
8166181.SQ.FTS.B , 6 .341% , 3/09/36 .... 492 355
b
8169173.SQ.FTS.B , 4 .78% , 3/10/36 ..... 3,690 106
b
8170308.SQ.FTS.B , 6 .151% , 3/10/36 .... 42,780 51
b
8169308.SQ.FTS.B , 6 .42% , 3/10/36 ..... 12,467 –
b
8171784.SQ.FTS.B , 6 .141% , 3/11/36 .... 313 21
b
8185099.SQ.FTS.B , 6 .158% , 3/14/36 .... 1,326 86
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
8186943.SQ.FTS.B , 6 .428% , 3/16/36 .... $ 3,070 $ 6
b
8189328.SQ.FTS.B , 6 .676% , 3/16/36 .... 3,413 55
b
8193280.SQ.FTS.B , 6 .416% , 3/17/36 .... 1,300 17
b
8193543.SQ.FTS.B , 4 .946% , 3/18/36 .... 313 18
b
8196327.SQ.FTS.B , 6 .426% , 3/18/36 .... 2,858 20
b
8202121.SQ.FTS.B , 5 .676% , 3/19/36 .... 506 386
b
8204568.SQ.FTS.B , 5 .112% , 3/20/36 .... 332 306
b
8203457.SQ.FTS.B , 6 .419% , 3/20/36 .... 290 206
b
8205130.SQ.FTS.B , 6 .676% , 3/20/36 .... 1,250 17
b
8209936.SQ.FTS.B , 6 .326% , 3/23/36 .... 7,486 104
b
8212774.SQ.FTS.B , 4 .962% , 3/24/36 .... 1,956 91
b
8212645.SQ.FTS.B , 5 .919% , 3/24/36 .... 137 128
31,707
Freedom Financial Asset Management LLC
APP-16947974.FP.FTS.B , 13 .24% , 9/06/26 455 455
APP-17143594.FP.FTS.B , 9 .99% , 9/07/26 . 389 389
APP-16681815.FP.FTS.B , 8 .24% , 9/16/26 . 712 713
APP-16637870.FP.FTS.B , 12 .49% , 9/18/26 571 572
APP-17100593.FP.FTS.B , 9 .49% , 9/20/26 . 522 523
APP-17439783.FP.FTS.B , 10 .74% , 9/25/26 176 176
APP-15589148.FP.FTS.B , 14 .49% ,
10/08/26 .......................... 811 813
APP-14329008.FP.FTS.B , 19 .49% ,
10/17/26 .......................... 4,069 4,193
APP-11741994.FP.FTS.B , 18 .99% ,
12/16/26 .......................... 1,963 1,997
APP-11751120.FP.FTS.B , 8 .99% , 12/23/26 3,891 3,917
APP-11708423.FP.FTS.B , 20 .99% ,
12/23/26 .......................... 4,641 4,747
a
APP-11752109.FP.FTS.B , 22 .49% ,
12/23/26 .......................... 3,388 527
APP-14548332.FP.FTS.B , 16 .49% , 1/05/27 1,204 1,210
APP-11603796.FP.FTS.B , 20 .99% , 1/15/27 2,450 2,536
APP-11703116.FP.FTS.B , 19 .49% , 2/05/27 1,975 2,016
APP-11922307.FP.FTS.B , 20 .49% , 2/15/27 1,320 1,347
APP-11904406.FP.FTS.B , 11 .24% , 2/19/27 2,516 2,534
APP-11942494.FP.FTS.B , 18 .99% , 2/19/27 2,986 3,053
APP-11940530.FP.FTS.B , 13 .49% , 2/20/27 2,583 2,606
APP-12389833.FP.FTS.B , 16 .49% , 3/07/27 1,609 1,633
APP-12410874.FP.FTS.B , 10 .99% , 3/08/27 428 427
APP-12408565.FP.FTS.B , 17 .99% , 3/19/27 4,150 4,267
APP-12412441.FP.FTS.B , 11 .24% , 3/22/27 6,179 6,243
APP-11877626.FP.FTS.B , 13 .59% , 4/14/27 7,846 7,928
APP-13682302.FP.FTS.B , 18 .49% , 4/15/27 2,159 2,214
APP-13744711.FP.FTS.B , 26 .49% , 4/15/27 1,862 1,929
APP-12119826.FP.FTS.B , 12 .09% , 4/16/27 9,294 9,371
APP-14057284.FP.FTS.B , 13 .59% , 4/23/27 7,424 7,502
APP-14187476.FP.FTS.B , 17 .99% , 5/01/27 6,151 6,272
APP-14087177.FP.FTS.B , 18 .99% , 5/02/27 4,432 2,908
APP-14041540.FP.FTS.B , 11 .59% , 5/03/27 4,396 4,438
APP-13483981.FP.FTS.B , 16 .99% , 5/15/27 2,748 2,820
APP-13849753.FP.FTS.B , 9 .34% , 5/20/27 . 5,839 5,892
APP-13800465.FP.FTS.B , 18 .49% , 5/20/27 2,581 2,670

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-13529032.FP.FTS.B , 18 .74% , 5/20/27 $ 8,880 $ 9,149
APP-13705972.FP.FTS.B , 26 .49% , 5/20/27 2,728 2,835
APP-13542298.FP.FTS.B , 11 .34% , 5/21/27 5,010 5,063
APP-13767415.FP.FTS.B , 19 .49% , 5/21/27 2,011 2,036
APP-13485109.FP.FTS.B , 20 .49% , 5/27/27 2,892 3,013
APP-13574037.FP.FTS.B , 15 .24% , 5/28/27 10,060 10,222
APP-13521024.FP.FTS.B , 20 .99% , 5/28/27 3,932 4,101
APP-13836108.FP.FTS.B , 13 .59% , 5/31/27 8,131 8,246
APP-13623936.FP.FTS.B , 9 .34% , 6/03/27 . 8,236 8,305
APP-14688354.FP.FTS.B , 17 .49% , 6/04/27 6,542 6,617
APP-14165096.FP.FTS.B , 14 .74% , 6/06/27 6,883 6,976
APP-14324970.FP.FTS.B , 24 .74% , 6/12/27 3,900 4,071
APP-15597460.FP.FTS.B , 16 .49% , 6/16/27 7,500 7,595
APP-14301553.FP.FTS.B , 22 .49% , 6/16/27 3,481 3,570
APP-14138938.FP.FTS.B , 11 .59% , 6/17/27 3,514 3,549
APP-14243912.FP.FTS.B , 26 .49% , 6/17/27 2,772 2,886
APP-14057201.FP.FTS.B , 15 .99% , 6/18/27 2,886 2,962
APP-14066107.FP.FTS.B , 9 .34% , 6/19/27 . 8,237 8,321
APP-14202174.FP.FTS.B , 11 .59% , 6/20/27 2,820 2,850
APP-11743712.FP.FTS.B , 21 .49% , 6/22/27 4,384 4,579
APP-13899643.FP.FTS.B , 12 .09% , 6/28/27 11,991 12,124
APP-14292674.FP.FTS.B , 21 .99% , 6/28/27 4,682 4,917
APP-15753390.FP.FTS.B , 26 .99% , 7/01/27 3,354 3,507
APP-15653357.FP.FTS.B , 21 .24% , 7/04/27 2,317 2,369
APP-14883847.FP.FTS.B , 17 .24% , 7/06/27 1,892 1,912
APP-15556990.FP.FTS.B , 21 .24% , 7/06/27 2,920 2,984
APP-14902078.FP.FTS.B , 11 .74% , 7/07/27 5,681 5,732
APP-14709072.FP.FTS.B , 17 .49% , 7/12/27 1,673 1,677
APP-14818480.FP.FTS.B , 11 .74% , 7/15/27 3,571 3,583
APP-15137192.FP.FTS.B , 11 .99% , 7/15/27 4,066 4,105
APP-14843307.FP.FTS.B , 11 .99% , 7/17/27 2,817 2,841
APP-14811744.FP.FTS.B , 13 .99% , 7/19/27 8,662 8,774
APP-14688586.FP.FTS.B , 17 .49% , 7/19/27 7,151 7,265
APP-14902830.FP.FTS.B , 16 .24% , 7/20/27 10,399 10,684
APP-15056862.FP.FTS.B , 22 .99% , 7/20/27 5,786 6,026
APP-14865961.FP.FTS.B , 11 .74% , 7/21/27 7,281 7,354
APP-14937680.FP.FTS.B , 11 .99% , 7/21/27 994 996
APP-14881643.FP.FTS.B , 17 .49% , 7/21/27 5,810 5,907
APP-14877061.FP.FTS.B , 9 .99% , 7/22/27 . 3,775 3,817
APP-14314279.FP.FTS.B , 23 .49% , 7/25/27 1,252 1,281
a
APP-14335800.FP.FTS.B , 19 .99% , 7/27/27 5,207 1,243
APP-16690743.FP.FTS.B , 18 .49% , 8/01/27 2,392 2,417
APP-15584134.FP.FTS.B , 12 .99% , 8/03/27 6,752 6,821
a
APP-16724945.FP.FTS.B , 13 .99% , 8/03/27 2,036 964
APP-16827842.FP.FTS.B , 16 .24% , 8/03/27 6,933 6,999
APP-17031491.FP.FTS.B , 13 .99% , 8/05/27 14,174 14,342
APP-15713621.FP.FTS.B , 12 .49% , 8/06/27 4,362 4,401
APP-14143499.FP.FTS.B , 17 .24% , 8/07/27 8,701 8,897
APP-15045243.FP.FTS.B , 21 .49% , 8/10/27 6,129 6,334
APP-15437840.FP.FTS.B , 20 .24% , 8/13/27 4,787 4,969
APP-16055829.FP.FTS.B , 12 .99% , 8/14/27 3,065 3,108
APP-15638158.FP.FTS.B , 21 .24% , 8/14/27 2,771 2,843
APP-15398960.FP.FTS.B , 12 .99% , 8/15/27 11,298 11,426
APP-15709743.FP.FTS.B , 14 .49% , 8/15/27 10,713 10,848
APP-15544956.FP.FTS.B , 18 .74% , 8/15/27 4,596 4,672
APP-16074588.FP.FTS.B , 23 .49% , 8/15/27 4,519 4,693
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-15763149.FP.FTS.B , 26 .99% , 8/15/27 $ 3,507 $ 3,660
APP-15601188.FP.FTS.B , 21 .24% , 8/19/27 14,818 15,235
APP-15811836.FP.FTS.B , 19 .74% , 8/20/27 7,356 7,561
APP-15602128.FP.FTS.B , 21 .74% , 8/21/27 4,220 4,378
APP-15871509.FP.FTS.B , 20 .49% , 8/26/27 5,514 5,705
APP-15234987.FP.FTS.B , 16 .74% , 8/27/27 8,298 8,449
APP-16019364.FP.FTS.B , 20 .99% , 8/28/27 2,678 2,704
APP-15594246.FP.FTS.B , 25 .49% , 8/30/27 9,229 9,715
APP-14911217.FP.FTS.B , 13 .99% , 9/07/27 7,401 7,502
APP-17244225.FP.FTS.B , 9 .49% , 9/09/27 . 5,445 5,498
APP-17250115.FP.FTS.B , 9 .74% , 9/09/27 . 1,948 1,967
APP-17450366.FP.FTS.B , 21 .24% , 9/13/27 3,602 3,699
APP-16817244.FP.FTS.B , 18 .24% , 9/14/27 15,486 15,738
APP-16906029.FP.FTS.B , 17 .74% , 9/17/27 3,257 3,304
APP-14177752.FP.FTS.B , 11 .59% , 9/18/27 7,507 7,606
APP-16599721.FP.FTS.B , 13 .49% , 9/19/27 472 472
APP-15738048.FP.FTS.B , 24 .99% , 9/20/27 4,102 4,206
APP-15758289.FP.FTS.B , 26 .99% , 9/21/27 3,674 3,845
APP-17193229.FP.FTS.B , 11 .99% , 9/22/27 4,154 4,213
APP-15037668.FP.FTS.B , 26 .99% , 9/23/27 4,008 4,208
APP-14178173.FP.FTS.B , 15 .24% , 9/26/27 5,904 4,593
APP-13417402.FP.FTS.B , 17 .99% , 9/28/27 5,057 5,290
APP-15742698.FP.FTS.B , 20 .74% ,
10/20/27 .......................... 7,481 7,812
APP-11750409.FP.FTS.B , 17 .99% , 11/05/27 6,107 6,320
APP-15449600.FP.FTS.B , 20 .74% ,
11/15/27 .......................... 2,095 2,125
APP-15757316.FP.FTS.B , 24 .99% ,
11/24/27 .......................... 9,391 9,873
APP-13914635.FP.FTS.B , 20 .99% ,
12/10/27 .......................... 2,652 2,688
APP-17433516.FP.FTS.B , 20 .49% ,
12/12/27 .......................... 10,010 10,286
APP-12293217.FP.FTS.B , 17 .49% , 1/05/28 2,685 2,709
APP-16893024.FP.FTS.B , 19 .99% , 1/11/28 7,569 7,714
APP-15718443.FP.FTS.B , 26 .99% , 4/30/28 5,155 5,290
APP-13484916.FP.FTS.B , 14 .99% , 6/12/28 2,354 2,368
APP-14840263.FP.FTS.B , 17 .49% , 8/31/28 11,389 8,001
APP-16811535.FP.FTS.B , 21 .74% , 8/03/36 1,217 1,218
APP-15493477.FP.FTS.B , 16 .74% , 8/20/36 239 239
APP-14820629.FP.FTS.B , 17 .24% , 8/20/36 637 642
APP-15743821.FP.FTS.B , 26 .49% , 8/20/36 316 320
APP-15750146.FP.FTS.B , 19 .24% , 8/21/36 901 567
APP-16078255.FP.FTS.B , 19 .24% , 8/26/36 417 420
598,756
LendingClub Corp.
166624371.LC.FTS.B , 17 .74% , 3/04/33 ... 10,905
–
LendingClub Corp. - LCX PM
188053341.LC.FTS.B , 6% , 4/08/27 ...... 1,096 1,116
188110736.LC.FTS.B , 23 .99% , 4/13/27 ... 4,036 –
188225211.LC.FTS.B , 20 .99% , 4/18/27 ... 3,359 3,378
188575003.LC.FTS.B , 22 .49% , 4/20/27 ... 940 954
188450442.LC.FTS.B , 15 .19% , 4/21/27 ... 5,656 5,650
188615522.LC.FTS.B , 16 .19% , 4/21/27 ... 3,290 3,322
188593509.LC.FTS.B , 19 .44% , 4/21/27 ... 1,567 1,601

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
188582913.LC.FTS.B , 20 .49% , 4/21/27 ... $ 10,756 $ –
188630360.LC.FTS.B , 20 .49% , 4/22/27 ... 4,874 4,976
188633218.LC.FTS.B , 28 .99% , 4/24/27 ... 3,273 2,738
187548690.LC.FTS.B , 23 .49% , 4/25/27 ... 7,123 –
188528665.LC.FTS.B , 23 .99% , 4/25/27 ... 1,718 1,767
187899660.LC.FTS.B , 23 .99% , 4/29/27 ... 5,898 6,075
188186124.LC.FTS.B , 21 .49% , 11/12/27 .. 2,523 2,522
188574271.LC.FTS.B , 22 .49% , 11/30/27 .. 14,394 –
188256153.LC.FTS.B , 18 .99% , 12/12/27 .. 2,504 –
188415292.LC.FTS.B , 22 .99% , 7/20/28 ... 13,624 2,587
36,686
Prosper Funding LLC
1658775.PS.FTS.B , 12 .5% , 11/02/26 .... 1,513 1,525
1658917.PS.FTS.B , 10 .7% , 11/09/26 .... 1,182 1,183
1654475.PS.FTS.B , 10 .8% , 11/10/26 .... 3,849 2,286
1654907.PS.FTS.B , 16% , 11/12/26 ...... 1,439 1,082
1667685.PS.FTS.B , 17 .1% , 11/15/26 .... 2,461 2,485
1673612.PS.FTS.B , 19 .3% , 12/16/26 .... 748 757
1674065.PS.FTS.B , 27 .18% , 12/16/26 ... 2,155 2,193
1674635.PS.FTS.B , 13 .77% , 12/17/26 ... 1,904 1,927
1681423.PS.FTS.B , 10 .08% , 12/20/26 ... 1,582 1,585
1688043.PS.FTS.B , 10 .5% , 12/20/26 .... 1,258 1,260
1686612.PS.FTS.B , 16 .8% , 12/25/26 .... 2,794 2,829
1673600.PS.FTS.B , 11 .6% , 12/26/26 .... 1,109 1,110
1687826.PS.FTS.B , 12 .6% , 1/12/27 ..... 1,563 1,564
1688201.PS.FTS.B , 24 .03% , 1/12/27 .... 1,604 1,637
1694575.PS.FTS.B , 11 .99% , 1/13/27 .... 2,702 2,706
1688543.PS.FTS.B , 16 .18% , 1/13/27 .... 2,163 2,189
1689323.PS.FTS.B , 26 .88% , 1/14/27 .... 505 516
1705371.PS.FTS.B , 12 .62% , 1/20/27 .... 3,909 3,920
1693711.PS.FTS.B , 21 .63% , 2/10/27 .... 1,974 2,025
1715428.PS.FTS.B , 9 .99% , 2/15/27 ..... 735 736
1709807.PS.FTS.B , 15 .1% , 2/17/27 ..... 2,855 2,899
1710686.PS.FTS.B , 19% , 2/18/27 ....... 1,923 1,759
1708892.PS.FTS.B , 11 .79% , 2/20/27 .... 3,053 3,057
a
1716991.PS.FTS.B , 13 .7% , 2/22/27 ..... 14,475 –
1708439.PS.FTS.B , 16 .7% , 3/09/27 ..... 1,744 475
1709420.PS.FTS.B , 21 .18% , 3/15/27 .... 2,175 2,217
1749361.PS.FTS.B , 10 .5% , 4/05/27 ..... 2,628 2,624
1742753.PS.FTS.B , 11 .7% , 4/05/27 ..... 2,660 2,656
1749730.PS.FTS.B , 11 .6% , 4/06/27 ..... 2,848 2,844
1752861.PS.FTS.B , 12 .5% , 4/06/27 ..... 1,928 1,926
1750153.PS.FTS.B , 16 .9% , 4/06/27 ..... 1,882 1,903
1754274.PS.FTS.B , 11 .6% , 4/07/27 ..... 664 663
1751020.PS.FTS.B , 14 .49% , 4/07/27 .... 1,019 1,027
1745348.PS.FTS.B , 10 .4% , 4/08/27 ..... 5,559 5,555
1755504.PS.FTS.B , 10 .29% , 4/11/27 .... 1,664 1,664
1752913.PS.FTS.B , 15 .5% , 4/11/27 ..... 1,932 1,955
1756335.PS.FTS.B , 18 .33% , 4/12/27 .... 5,040 5,113
1755102.PS.FTS.B , 15 .29% , 4/13/27 .... 6,182 6,240
1755513.PS.FTS.B , 21% , 4/20/27 ....... 1,732 1,573
a
1704399.PS.FTS.B , 13 .8% , 11/03/27 .... 16,673 –
1693289.PS.FTS.B , 12 .9% , 12/21/27 .... 3,069 3,071
1743968.PS.FTS.B , 11 .2% , 3/25/28 ..... 6,536 6,474
91,210
Description
Principal
Amount Value
a
Upgrade, Inc. - Card
Upstart Network, Inc.
L1714660.UP.FTS.B , 8 .12% , 9/15/26 .... $ 1,113 $ 1,100
L1717453.UP.FTS.B , 9 .3% , 9/15/26 ..... 2,057 2,033
L1712309.UP.FTS.B , 10 .63% , 9/15/26 .... 169 167
L1716286.UP.FTS.B , 13 .58% , 9/15/26 .... 676 668
L1717659.UP.FTS.B , 24 .51% , 9/15/26 .... 177 175
L1705442.UP.FTS.B , 26 .69% , 9/15/26 .... 411 405
a
FW1718296.UP.FTS.B , 26 .73% , 9/15/26 .. 1,046 27
FW1708223.UP.FTS.B , 31 .43% , 9/15/26 .. 241 237
FW1718952.UP.FTS.B , 31 .98% , 9/15/26 .. 488 481
FW1718497.UP.FTS.B , 32 .01% , 9/15/26 .. 145 142
L1885346.UP.FTS.B , 12 .58% , 10/20/26 ... 193 191
L1883791.UP.FTS.B , 16% , 10/20/26 ..... 1,067 979
L1887062.UP.FTS.B , 16 .6% , 10/20/26 .... 341 337
FW1886267.UP.FTS.B , 17 .53% , 10/20/26 . 764 755
FW1885177.UP.FTS.B , 19 .83% , 10/20/26 . 460 454
L1888979.UP.FTS.B , 20 .2% , 10/20/26 .... 1,395 1,378
L1887570.UP.FTS.B , 22 .24% , 10/20/26 ... 258 255
L1887186.UP.FTS.B , 23 .15% , 10/20/26 ... 164 162
FW1887450.UP.FTS.B , 25 .16% , 10/20/26 . 1,252 1,238
FW1885417.UP.FTS.B , 25 .25% , 10/20/26 . 426 421
L1888117.UP.FTS.B , 25 .32% , 10/20/26 ... 350 345
L1862311.UP.FTS.B , 26 .09% , 10/20/26 ... 923 858
FW1885184.UP.FTS.B , 29 .51% , 10/20/26 . 1,227 1,213
FW1886674.UP.FTS.B , 31 .35% , 10/20/26 . 203 201
L2047884.UP.FTS.B , 7 .92% , 11/15/26 .... 569 562
L2048411.UP.FTS.B , 8 .56% , 11/15/26 .... 306 302
L2047237.UP.FTS.B , 9 .32% , 11/15/26 .... 572 564
FW2046704.UP.FTS.B , 9 .53% , 11/15/26 .. 1,239 1,223
a
L2048156.UP.FTS.B , 13 .55% , 11/15/26 ... 1,129 106
L2046597.UP.FTS.B , 14 .02% , 11/15/26 ... 1,797 1,775
L2047243.UP.FTS.B , 14 .23% , 11/15/26 ... 1,629 1,609
FW2047393.UP.FTS.B , 14 .85% , 11/15/26 . 914 904
FW2049034.UP.FTS.B , 15 .15% , 11/15/26 . 549 543
L2048596.UP.FTS.B , 15 .55% , 11/15/26 ... 503 497
L2048855.UP.FTS.B , 15 .99% , 11/15/26 ... 733 725
L2046932.UP.FTS.B , 17 .96% , 11/15/26 ... 1,531 1,512
L2049153.UP.FTS.B , 19 .94% , 11/15/26 ... 1,009 995
L2047279.UP.FTS.B , 20 .87% , 11/15/26 ... 925 911
a
L2048606.UP.FTS.B , 21 .48% , 11/15/26 ... 2,086 152
L2047532.UP.FTS.B , 21 .84% , 11/15/26 ... 523 515
L2047197.UP.FTS.B , 21 .93% , 11/15/26 ... 426 420
FW2047187.UP.FTS.B , 22 .1% , 11/15/26 .. 1,678 1,654
L2048978.UP.FTS.B , 25 .37% , 11/15/26 ... 1,108 1,093
L2048909.UP.FTS.B , 25 .5% , 11/15/26 .... 291 287
FW2027220.UP.FTS.B , 25 .94% , 11/15/26 . 191 188
FW2047100.UP.FTS.B , 26 .77% , 11/15/26 . 341 336
FW2049349.UP.FTS.B , 30 .81% , 11/15/26 . 191 188
FW2049409.UP.FTS.B , 31 .09% , 11/15/26 . 1,430 1,411
FW2048749.UP.FTS.B , 31 .13% , 11/15/26 . 280 276
FW2048610.UP.FTS.B , 31 .92% , 11/15/26 . 804 793
L2094764.UP.FTS.B , 11 .93% , 11/22/26 ... 124 122
FW2083090.UP.FTS.B , 12 .64% , 11/22/26 . 50 49
FW2095326.UP.FTS.B , 16 .9% , 11/22/26 .. 477 473
L2094851.UP.FTS.B , 18 .61% , 11/22/26 ... 4,328 4,288
L2096899.UP.FTS.B , 19 .33% , 11/22/26 ... 675 667
L2096144.UP.FTS.B , 19 .54% , 11/22/26 ... 1,407 1,392

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2094159.UP.FTS.B , 20 .44% , 11/22/26 . $ 956 $ 946
L2096760.UP.FTS.B , 21 .84% , 11/22/26 ... 1,147 1,135
FW2095395.UP.FTS.B , 22 .89% , 11/22/26 . 247 221
L2094312.UP.FTS.B , 25 .16% , 11/22/26 ... 3,330 3,294
L2096356.UP.FTS.B , 25 .27% , 11/22/26 ... 111 109
L2094270.UP.FTS.B , 25 .87% , 11/22/26 ... 358 355
L2096384.UP.FTS.B , 27 .83% , 11/22/26 ... 1,071 1,060
FW2096279.UP.FTS.B , 30 .8% , 11/22/26 .. 180 158
a
FW2096663.UP.FTS.B , 31 .48% , 11/22/26 . 1,192 19
FW2089645.UP.FTS.B , 31 .75% , 11/22/26 . 1,171 1,163
FW2094660.UP.FTS.B , 31 .22% , 11/24/26 . 1,331 1,317
FW2034466.UP.FTS.B , 24 .37% , 11/26/26 . 384 378
L2096773.UP.FTS.B , 24 .83% , 12/03/26 ... 281 278
FW2024402.UP.FTS.B , 24 .5% , 12/06/26 .. 1,654 1,636
FW2293082.UP.FTS.B , 6 .16% , 12/21/26 .. 211 208
L2292686.UP.FTS.B , 7 .74% , 12/21/26 .... 298 294
L2295880.UP.FTS.B , 8 .72% , 12/21/26 .... 420 168
L2295310.UP.FTS.B , 9 .3% , 12/21/26 .... 582 574
L2294220.UP.FTS.B , 13 .69% , 12/21/26 ... 671 663
L2294790.UP.FTS.B , 13 .78% , 12/21/26 ... 482 476
L2296049.UP.FTS.B , 17 .33% , 12/21/26 ... 600 594
L2295608.UP.FTS.B , 18 .98% , 12/21/26 ... 1,239 1,225
FW2293617.UP.FTS.B , 19 .06% , 12/21/26 . 1,080 479
FW2294886.UP.FTS.B , 19 .07% , 12/21/26 . 224 222
FW2293806.UP.FTS.B , 19 .41% , 12/21/26 . 924 916
L2293347.UP.FTS.B , 20 .07% , 12/21/26 ... 3,780 3,737
L2294842.UP.FTS.B , 21 .22% , 12/21/26 ... 644 636
L2296434.UP.FTS.B , 21 .52% , 12/21/26 ... 325 321
L2296037.UP.FTS.B , 22 .38% , 12/21/26 ... 676 609
L2286942.UP.FTS.B , 22 .51% , 12/21/26 ... 248 245
L2293386.UP.FTS.B , 22 .55% , 12/21/26 ... 1,055 1,043
L2294767.UP.FTS.B , 23 .15% , 12/21/26 ... 318 314
a
L2287500.UP.FTS.B , 25 .45% , 12/21/26 ... 1,463 326
a
L2292073.UP.FTS.B , 25 .46% , 12/21/26 ... 720 23
FW2293261.UP.FTS.B , 30 .26% , 12/21/26 . 165 163
FW2296110.UP.FTS.B , 30 .89% , 12/21/26 . 175 173
FW2294105.UP.FTS.B , 30 .94% , 12/21/26 . 2,272 989
FW2293727.UP.FTS.B , 31 .05% , 12/21/26 . 200 198
FW2295496.UP.FTS.B , 31 .18% , 12/21/26 . 269 266
FW2293684.UP.FTS.B , 31 .29% , 12/21/26 . 459 454
L2298149.UP.FTS.B , 5 .81% , 12/22/26 .... 4,461 4,391
L2298867.UP.FTS.B , 6 .47% , 12/22/26 .... 1,403 1,380
L2300059.UP.FTS.B , 7 .96% , 12/22/26 .... 484 478
FW2297741.UP.FTS.B , 8 .43% , 12/22/26 .. 601 593
L2296751.UP.FTS.B , 9 .09% , 12/22/26 .... 612 604
FW2300319.UP.FTS.B , 9 .33% , 12/22/26 .. 430 424
L2275171.UP.FTS.B , 9 .45% , 12/22/26 .... 254 250
FW2275119.UP.FTS.B , 10 .09% , 12/22/26 . 3,112 3,070
L2261699.UP.FTS.B , 10 .41% , 12/22/26 ... 418 412
L2296896.UP.FTS.B , 10 .8% , 12/22/26 .... 316 313
L2296884.UP.FTS.B , 10 .85% , 12/22/26 ... 1,055 1,042
L2288091.UP.FTS.B , 12 .04% , 12/22/26 ... 1,497 109
L2296913.UP.FTS.B , 12 .48% , 12/22/26 ... 256 254
FW2296819.UP.FTS.B , 12 .8% , 12/22/26 .. 110 108
L2297301.UP.FTS.B , 13 .19% , 12/22/26 ... 338 24
L2297394.UP.FTS.B , 13 .43% , 12/22/26 ... 444 438
FW2296544.UP.FTS.B , 14 .31% , 12/22/26 . 566 559
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2296608.UP.FTS.B , 15 .19% , 12/22/26 ... $ 1,939 $ 1,916
FW2298689.UP.FTS.B , 15 .52% , 12/22/26 . 2,025 2,007
L2300266.UP.FTS.B , 15 .81% , 12/22/26 ... 2,520 2,491
L2297702.UP.FTS.B , 16 .54% , 12/22/26 ... 119 118
FW2242642.UP.FTS.B , 17 .23% , 12/22/26 . 788 781
L2297949.UP.FTS.B , 18 .76% , 12/22/26 ... 492 487
FW2298046.UP.FTS.B , 19 .21% , 12/22/26 . 1,243 1,230
L2298737.UP.FTS.B , 20 .98% , 12/22/26 ... 641 635
L2300374.UP.FTS.B , 21 .31% , 12/22/26 ... 354 350
L2296777.UP.FTS.B , 21 .4% , 12/22/26 .... 1,545 1,369
FW2298033.UP.FTS.B , 21 .61% , 12/22/26 . 2,139 2,116
FW2297460.UP.FTS.B , 22 .74% , 12/22/26 . 8,286 7,220
L2296515.UP.FTS.B , 22 .98% , 12/22/26 ... 398 394
L2298974.UP.FTS.B , 23 .47% , 12/22/26 ... 241 239
L2296775.UP.FTS.B , 23 .9% , 12/22/26 .... 608 601
L2292373.UP.FTS.B , 25 .33% , 12/22/26 ... 235 232
L2296962.UP.FTS.B , 25 .46% , 12/22/26 ... 476 471
L2296379.UP.FTS.B , 26 .17% , 12/22/26 ... 2,263 916
FW2298545.UP.FTS.B , 26 .68% , 12/22/26 . 1,927 1,907
FW2299436.UP.FTS.B , 27 .39% , 12/22/26 . 528 522
FW2296934.UP.FTS.B , 28 .08% , 12/22/26 . 825 817
FW2298568.UP.FTS.B , 28 .54% , 12/22/26 . 1,134 1,122
FW2296795.UP.FTS.B , 30 .46% , 12/22/26 . 227 224
FW2300108.UP.FTS.B , 31 .04% , 12/22/26 . 198 196
FW2300018.UP.FTS.B , 31 .65% , 12/22/26 . 847 838
a
FW2299026.UP.FTS.B , 7 .03% , 12/25/26 .. 961 70
L2296095.UP.FTS.B , 23 .73% , 12/26/26 ... 1,297 1,282
FW2295931.UP.FTS.B , 5 .9% , 12/27/26 ... 1,425 1,403
L2424153.UP.FTS.B , 4 .86% , 1/13/27 .... 5,021 4,940
L2426247.UP.FTS.B , 4 .87% , 1/13/27 .... 1,740 1,711
L2424670.UP.FTS.B , 5 .86% , 1/13/27 .... 1,077 1,059
L2426387.UP.FTS.B , 7 .28% , 1/13/27 .... 526 517
FW2427445.UP.FTS.B , 7 .98% , 1/13/27 ... 949 935
L2424761.UP.FTS.B , 8 .01% , 1/13/27 .... 558 455
L2427091.UP.FTS.B , 8 .49% , 1/13/27 .... 838 826
FW2426991.UP.FTS.B , 9 .24% , 1/13/27 ... 731 720
L2427076.UP.FTS.B , 9 .69% , 1/13/27 .... 1,042 1,026
L2428214.UP.FTS.B , 10 .52% , 1/13/27 .... 339 334
FW2425681.UP.FTS.B , 11 .84% , 1/13/27 .. 1,909 1,886
L2428444.UP.FTS.B , 16 .71% , 1/13/27 .... 843 833
FW2428748.UP.FTS.B , 17 .09% , 1/13/27 .. 1,413 1,397
L2425118.UP.FTS.B , 17 .11% , 1/13/27 .... 990 976
FW2423151.UP.FTS.B , 17 .2% , 1/13/27 ... 624 615
FW2425055.UP.FTS.B , 17 .43% , 1/13/27 .. 2,335 2,303
L2424684.UP.FTS.B , 20 .1% , 1/13/27 .... 831 818
L2427912.UP.FTS.B , 21 .34% , 1/13/27 .... 153 151
L2395761.UP.FTS.B , 22 .53% , 1/13/27 .... 4,678 4,608
L2422250.UP.FTS.B , 25 .13% , 1/13/27 .... 505 498
L2423497.UP.FTS.B , 25 .16% , 1/13/27 .... 260 256
FW2426259.UP.FTS.B , 26 .65% , 1/13/27 .. 838 825
FW2422977.UP.FTS.B , 28 .17% , 1/13/27 .. 2,950 210
a
FW2425791.UP.FTS.B , 29 .41% , 1/13/27 .. 915 163
FW2426985.UP.FTS.B , 30 .26% , 1/13/27 .. 5,087 5,011
FW2425371.UP.FTS.B , 30 .51% , 1/13/27 .. 354 349
FW2423715.UP.FTS.B , 32 .57% , 1/13/27 .. 183 180
L2435136.UP.FTS.B , 5 .4% , 1/14/27 ..... 1,179 1,160
L2435334.UP.FTS.B , 5 .79% , 1/14/27 .... 352 346

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2431037.UP.FTS.B , 6 .01% , 1/14/27 ... $ 456 $ 448
L2434868.UP.FTS.B , 6 .25% , 1/14/27 .... 1,261 1,240
L2434814.UP.FTS.B , 6 .49% , 1/14/27 .... 299 294
L2431798.UP.FTS.B , 6 .68% , 1/14/27 .... 1,285 1,266
L2429292.UP.FTS.B , 7 .41% , 1/14/27 .... 1,406 1,386
L2434635.UP.FTS.B , 7 .74% , 1/14/27 .... 2,499 2,462
L2434529.UP.FTS.B , 8 .37% , 1/14/27 .... 817 805
L2430462.UP.FTS.B , 8 .4% , 1/14/27 ..... 2,994 2,950
L2429964.UP.FTS.B , 9 .01% , 1/14/27 .... 606 597
L2429979.UP.FTS.B , 9 .08% , 1/14/27 .... 364 358
L2432514.UP.FTS.B , 9 .62% , 1/14/27 .... 4,292 4,229
FW2433055.UP.FTS.B , 10 .82% , 1/14/27 .. 445 439
L2434462.UP.FTS.B , 12 .63% , 1/14/27 .... 269 265
L2434928.UP.FTS.B , 15 .16% , 1/14/27 .... 682 673
L2429267.UP.FTS.B , 16 .52% , 1/14/27 .... 1,450 1,434
FW2435527.UP.FTS.B , 16 .65% , 1/14/27 .. 3,127 2,383
L2429626.UP.FTS.B , 16 .81% , 1/14/27 .... 563 557
L2430735.UP.FTS.B , 20 .49% , 1/14/27 .... 965 951
L2432761.UP.FTS.B , 21 .77% , 1/14/27 .... 268 265
L2433930.UP.FTS.B , 22 .17% , 1/14/27 .... 1,669 1,645
L2432911.UP.FTS.B , 25 .19% , 1/14/27 .... 735 724
FW2430722.UP.FTS.B , 26 .47% , 1/14/27 .. 1,967 1,940
FW2428882.UP.FTS.B , 27 .27% , 1/14/27 .. 992 978
FW2429972.UP.FTS.B , 28 .92% , 1/14/27 .. 346 341
FW2432969.UP.FTS.B , 29 .06% , 1/14/27 .. 1,733 1,709
a
FW2431137.UP.FTS.B , 29 .79% , 1/14/27 .. 1,509 300
FW2434725.UP.FTS.B , 31 .06% , 1/14/27 .. 584 576
FW2434302.UP.FTS.B , 31 .74% , 1/14/27 .. 632 624
FW2430067.UP.FTS.B , 32 .35% , 1/14/27 .. 565 557
a
L2435960.UP.FTS.B , 5 .66% , 1/18/27 .... 639 136
L2436314.UP.FTS.B , 6 .73% , 1/18/27 .... 519 512
L2436166.UP.FTS.B , 7 .3% , 1/18/27 ..... 1,169 1,149
L2438360.UP.FTS.B , 8 .62% , 1/18/27 .... 2,638 1,028
FW2436679.UP.FTS.B , 8 .8% , 1/18/27 .... 603 594
FW2437428.UP.FTS.B , 9 .23% , 1/18/27 ... 394 389
L2437916.UP.FTS.B , 11 .63% , 1/18/27 .... 638 630
L2436944.UP.FTS.B , 13 .68% , 1/18/27 .... 4,039 3,986
L2436120.UP.FTS.B , 16 .49% , 1/18/27 .... 563 222
L2437522.UP.FTS.B , 20 .01% , 1/18/27 .... 223 221
L2436835.UP.FTS.B , 20 .74% , 1/18/27 .... 2,265 2,236
FW2436112.UP.FTS.B , 23 .4% , 1/18/27 ... 556 549
a
L2437383.UP.FTS.B , 25 .04% , 1/18/27 .... 2,754 519
L2435644.UP.FTS.B , 25 .47% , 1/18/27 .... 2,544 2,155
L2435936.UP.FTS.B , 25 .47% , 1/18/27 .... 356 351
L2436823.UP.FTS.B , 26 .4% , 1/18/27 .... 648 640
a
FW2438660.UP.FTS.B , 27 .49% , 1/18/27 .. 1,093 32
FW2437637.UP.FTS.B , 31 .11% , 1/18/27 .. 305 301
FW2438330.UP.FTS.B , 31 .74% , 1/18/27 .. 650 642
FW2426856.UP.FTS.B , 16 .14% , 1/21/27 .. 1,402 1,387
FW2423642.UP.FTS.B , 28 .44% , 1/22/27 .. 700 690
L2426699.UP.FTS.B , 13 .25% , 1/25/27 .... 1,582 1,561
L2435766.UP.FTS.B , 10 .44% , 1/28/27 .... 111 110
L2604537.UP.FTS.B , 4 .81% , 2/10/27 .... 2,819 2,768
L2528315.UP.FTS.B , 7 .51% , 2/10/27 .... 1,573 1,548
L2606699.UP.FTS.B , 11 .87% , 2/10/27 .... 3,568 3,517
L2608120.UP.FTS.B , 12 .12% , 2/10/27 .... 4,015 3,957
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2602160.UP.FTS.B , 13 .05% , 2/10/27 .... $ 1,290 $ 1,271
L2605310.UP.FTS.B , 13 .4% , 2/10/27 .... 727 717
L2604725.UP.FTS.B , 13 .41% , 2/10/27 .... 426 420
L2608712.UP.FTS.B , 13 .54% , 2/10/27 .... 613 604
L2607960.UP.FTS.B , 13 .74% , 2/10/27 .... 1,154 1,137
FW2604743.UP.FTS.B , 13 .75% , 2/10/27 .. 2,014 1,985
FW2606882.UP.FTS.B , 13 .95% , 2/10/27 .. 1,572 567
L2603034.UP.FTS.B , 14 .68% , 2/10/27 .... 1,627 1,607
FW2602616.UP.FTS.B , 14 .79% , 2/10/27 .. 7,854 7,741
L2605446.UP.FTS.B , 15 .44% , 2/10/27 .... 623 616
L2608142.UP.FTS.B , 19 .78% , 2/10/27 .... 1,488 1,463
L2609196.UP.FTS.B , 20 .26% , 2/10/27 .... 1,038 1,023
L2607782.UP.FTS.B , 20 .62% , 2/10/27 .... 331 325
L2607501.UP.FTS.B , 20 .9% , 2/10/27 .... 1,048 1,030
L2603922.UP.FTS.B , 21 .73% , 2/10/27 .... 973 957
L2608576.UP.FTS.B , 21 .77% , 2/10/27 .... 744 732
L2608126.UP.FTS.B , 22 .06% , 2/10/27 .... 450 443
FW2607078.UP.FTS.B , 22 .55% , 2/10/27 .. 586 576
L2602456.UP.FTS.B , 22 .85% , 2/10/27 .... 1,467 1,442
a
L2608111.UP.FTS.B , 23 .17% , 2/10/27 .... 4,069 734
L2606964.UP.FTS.B , 23 .53% , 2/10/27 .... 183 180
L2606747.UP.FTS.B , 23 .7% , 2/10/27 .... 1,664 1,636
L2604262.UP.FTS.B , 24 .39% , 2/10/27 .... 924 909
L2601898.UP.FTS.B , 24 .69% , 2/10/27 .... 261 257
a
L2605594.UP.FTS.B , 25 .02% , 2/10/27 .... 727 131
L2604053.UP.FTS.B , 25 .25% , 2/10/27 .... 374 293
L2606928.UP.FTS.B , 25 .27% , 2/10/27 .... 404 398
L2608348.UP.FTS.B , 25 .54% , 2/10/27 .... 1,133 1,114
FW2604813.UP.FTS.B , 25 .83% , 2/10/27 .. 1,323 1,301
FW2607306.UP.FTS.B , 26 .66% , 2/10/27 .. 564 555
FW2603425.UP.FTS.B , 27 .81% , 2/10/27 .. 599 589
FW2607282.UP.FTS.B , 30 .52% , 2/10/27 .. 1,405 1,382
FW2606754.UP.FTS.B , 31 .29% , 2/10/27 .. 779 766
FW2607854.UP.FTS.B , 31 .49% , 2/10/27 .. 1,239 1,219
L2570795.UP.FTS.B , 6 .48% , 2/11/27 ..... 1,519 1,074
FW2614143.UP.FTS.B , 6 .93% , 2/11/27 ... 539 529
L2610842.UP.FTS.B , 9 .27% , 2/11/27 ..... 1,584 1,558
L2613434.UP.FTS.B , 9 .37% , 2/11/27 ..... 2,084 2,051
L2611172.UP.FTS.B , 10 .14% , 2/11/27 .... 192 189
FW2613043.UP.FTS.B , 11 .2% , 2/11/27 ... 1,813 1,787
L2615183.UP.FTS.B , 12 .14% , 2/11/27 .... 1,795 1,769
L2615652.UP.FTS.B , 12 .4% , 2/11/27 ..... 631 621
FW2604554.UP.FTS.B , 13 .07% , 2/11/27 .. 3,067 3,023
FW2615345.UP.FTS.B , 13 .1% , 2/11/27 ... 743 733
L2615304.UP.FTS.B , 13 .86% , 2/11/27 .... 6,922 5,007
L2614922.UP.FTS.B , 13 .97% , 2/11/27 .... 1,732 1,707
L2615636.UP.FTS.B , 14 .73% , 2/11/27 .... 3,553 3,510
L2612114.UP.FTS.B , 14 .99% , 2/11/27 .... 1,355 1,335
L2610220.UP.FTS.B , 15 .29% , 2/11/27 .... 1,266 1,251
L2610243.UP.FTS.B , 15 .41% , 2/11/27 .... 1,339 1,323
L2539854.UP.FTS.B , 15 .78% , 2/11/27 .... 719 710
L2614929.UP.FTS.B , 16 .21% , 2/11/27 .... 725 715
L2611366.UP.FTS.B , 16 .4% , 2/11/27 ..... 809 800
L2612163.UP.FTS.B , 17 .53% , 2/11/27 .... 581 574
FW2610980.UP.FTS.B , 18 .94% , 2/11/27 .. 1,687 1,667
L2614124.UP.FTS.B , 18 .99% , 2/11/27 .... 603 594
L2601501.UP.FTS.B , 19 .21% , 2/11/27 .... 830 818

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2609505.UP.FTS.B , 19 .3% , 2/11/27 ..... $ 323 $ 318
FW2611297.UP.FTS.B , 19 .83% , 2/11/27 .. 2,792 2,760
L2609761.UP.FTS.B , 20 .76% , 2/11/27 .... 871 856
L2615540.UP.FTS.B , 20 .79% , 2/11/27 .... 1,047 1,031
L2612113.UP.FTS.B , 20 .93% , 2/11/27 .... 1,369 1,349
FW2612937.UP.FTS.B , 21 .48% , 2/11/27 .. 4,316 4,245
L2610047.UP.FTS.B , 22 .57% , 2/11/27 .... 573 564
L2610518.UP.FTS.B , 23 .54% , 2/11/27 .... 5,560 5,471
L2611149.UP.FTS.B , 23 .94% , 2/11/27 .... 3,665 3,606
FW2613750.UP.FTS.B , 25 .19% , 2/11/27 .. 486 479
L2612279.UP.FTS.B , 25 .43% , 2/11/27 .... 2,146 2,112
FW2608240.UP.FTS.B , 28 .43% , 2/11/27 .. 2,163 2,129
FW2612243.UP.FTS.B , 29 .25% , 2/11/27 .. 227 223
FW2611548.UP.FTS.B , 30 .39% , 2/11/27 .. 223 219
FW2609619.UP.FTS.B , 30 .92% , 2/11/27 .. 601 592
FW2610795.UP.FTS.B , 30 .98% , 2/11/27 .. 138 135
FW2611533.UP.FTS.B , 31 .12% , 2/11/27 .. 488 480
FW2610773.UP.FTS.B , 31 .41% , 2/11/27 .. 2,965 2,920
a
FW2610510.UP.FTS.B , 33 .6% , 2/11/27 ... 500 90
FW2614310.UP.FTS.B , 33 .97% , 2/11/27 .. 573 565
L2617298.UP.FTS.B , 5 .1% , 2/14/27 ..... 1,429 1,403
L2617141.UP.FTS.B , 5 .84% , 2/14/27 .... 825 811
L2616590.UP.FTS.B , 7 .87% , 2/14/27 .... 3,589 3,532
L2616809.UP.FTS.B , 11 .55% , 2/14/27 .... 817 805
L2617800.UP.FTS.B , 13 .82% , 2/14/27 .... 837 825
L2616432.UP.FTS.B , 16 .81% , 2/14/27 .... 1,302 1,287
FW2616193.UP.FTS.B , 17 .47% , 2/14/27 .. 247 244
L2612816.UP.FTS.B , 19 .36% , 2/14/27 .... 3,434 3,384
L2616072.UP.FTS.B , 19 .58% , 2/14/27 .... 801 590
L2616174.UP.FTS.B , 20 .55% , 2/14/27 .... 237 234
L2616368.UP.FTS.B , 24 .5% , 2/14/27 .... 661 650
L2616717.UP.FTS.B , 25 .42% , 2/14/27 .... 471 464
L2617627.UP.FTS.B , 25 .47% , 2/14/27 .... 319 314
FW2617973.UP.FTS.B , 26 .17% , 2/14/27 .. 1,444 1,423
FW2616788.UP.FTS.B , 28 .08% , 2/14/27 .. 2,443 2,407
FW2616093.UP.FTS.B , 29 .88% , 2/14/27 .. 1,688 1,663
FW2618539.UP.FTS.B , 30 .94% , 2/14/27 .. 821 809
FW2616908.UP.FTS.B , 31 .23% , 2/14/27 .. 777 765
FW2618241.UP.FTS.B , 31 .49% , 2/14/27 .. 1,850 1,823
L1715513.UP.FTS.B , 13 .27% , 2/15/27 .... 6,303 5,128
L1694887.UP.FTS.B , 15 .52% , 2/15/27 .... 946 933
L1715518.UP.FTS.B , 26 .49% , 2/15/27 .... 2,786 2,312
FW2437431.UP.FTS.B , 30 .95% , 2/16/27 .. 383 378
L2435765.UP.FTS.B , 24 .15% , 2/18/27 .... 222 16
L2608264.UP.FTS.B , 15 .55% , 2/20/27 .... 4,568 3,731
L1692458.UP.FTS.B , 22 .21% , 2/20/27 .... 552 544
L2616722.UP.FTS.B , 19 .8% , 2/24/27 .... 1,002 987
FW2612944.UP.FTS.B , 29 .57% , 2/24/27 .. 1,897 700
FW2604033.UP.FTS.B , 19 .37% , 2/25/27 .. 1,672 1,648
L2610061.UP.FTS.B , 14 .43% , 2/28/27 .... 3,903 3,849
L2430189.UP.FTS.B , 25 .96% , 3/14/27 .... 825 59
L2047210.UP.FTS.B , 23 .31% , 3/15/27 .... 1,189 86
L1886082.UP.FTS.B , 11 .37% , 3/20/27 .... 9,923 9,797
FW1887715.UP.FTS.B , 13 .02% , 3/20/27 .. 1,775 1,397
L2618109.UP.FTS.B , 12 .08% , 3/22/27 .... 5,759 5,675
FW2949972.UP.FTS.B , 5 .25% , 4/14/27 ... 1,004 985
L2949121.UP.FTS.B , 6 .79% , 4/14/27 .... 2,494 2,450
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2950010.UP.FTS.B , 6 .8% , 4/14/27 ..... $ 1,208 $ 1,185
L2949215.UP.FTS.B , 6 .84% , 4/14/27 .... 3,331 3,267
L2951687.UP.FTS.B , 7 .49% , 4/14/27 .... 1,226 1,209
L2951012.UP.FTS.B , 7 .81% , 4/14/27 .... 1,825 1,793
L2951121.UP.FTS.B , 7 .86% , 4/14/27 ..... 2,812 2,767
L2951245.UP.FTS.B , 9 .94% , 4/14/27 .... 1,835 1,805
L2934626.UP.FTS.B , 10 .81% , 4/14/27 .... 1,294 1,276
L2950964.UP.FTS.B , 11 .19% , 4/14/27 .... 1,853 1,828
L2942764.UP.FTS.B , 12 .22% , 4/14/27 .... 2,613 1,852
FW2949810.UP.FTS.B , 13 .53% , 4/14/27 .. 2,493 2,459
FW2949125.UP.FTS.B , 13 .6% , 4/14/27 ... 845 834
L2950742.UP.FTS.B , 13 .63% , 4/14/27 .... 1,966 1,940
FW2951854.UP.FTS.B , 14 .02% , 4/14/27 .. 3,766 3,715
a
L2949763.UP.FTS.B , 14 .31% , 4/14/27 .... 1,676 286
FW2951175.UP.FTS.B , 14 .6% , 4/14/27 ... 440 434
FW2949070.UP.FTS.B , 14 .69% , 4/14/27 .. 5,159 5,090
L2948932.UP.FTS.B , 15 .2% , 4/14/27 .... 304 300
L2951339.UP.FTS.B , 15 .29% , 4/14/27 .... 3,987 2,675
L2951714.UP.FTS.B , 15 .35% , 4/14/27 .... 2,823 2,785
L2950927.UP.FTS.B , 15 .36% , 4/14/27 .... 772 761
L2950042.UP.FTS.B , 16 .06% , 4/14/27 .... 349 346
FW2946278.UP.FTS.B , 16 .33% , 4/14/27 .. 2,743 2,717
L2948755.UP.FTS.B , 16 .72% , 4/14/27 .... 1,811 1,794
FW2951535.UP.FTS.B , 17 .04% , 4/14/27 .. 4,228 4,187
L2948803.UP.FTS.B , 17 .33% , 4/14/27 .... 875 866
FW2949561.UP.FTS.B , 17 .84% , 4/14/27 .. 4,455 4,397
L2950280.UP.FTS.B , 18 .73% , 4/14/27 .... 900 891
L2949923.UP.FTS.B , 19 .64% , 4/14/27 .... 219 217
L2951216.UP.FTS.B , 19 .73% , 4/14/27 .... 505 498
L2950858.UP.FTS.B , 20 .56% , 4/14/27 .... 1,086 1,072
FW2950781.UP.FTS.B , 21 .26% , 4/14/27 .. 2,546 2,523
FW2951375.UP.FTS.B , 22 .32% , 4/14/27 .. 756 746
FW2949464.UP.FTS.B , 22 .55% , 4/14/27 .. 760 749
FW2946360.UP.FTS.B , 23 .4% , 4/14/27 ... 1,749 1,725
L2951427.UP.FTS.B , 23 .72% , 4/14/27 .... 1,547 1,525
L2948992.UP.FTS.B , 24 .59% , 4/14/27 .... 7,991 7,884
L2950811.UP.FTS.B , 25 .09% , 4/14/27 .... 268 264
L2942965.UP.FTS.B , 25 .22% , 4/14/27 .... 2,405 2,372
L2949738.UP.FTS.B , 25 .23% , 4/14/27 .... 481 475
L2951261.UP.FTS.B , 25 .24% , 4/14/27 .... 433 428
L2951384.UP.FTS.B , 25 .41% , 4/14/27 .... 643 634
L2949492.UP.FTS.B , 25 .47% , 4/14/27 .... 1,111 1,095
L2950216.UP.FTS.B , 25 .49% , 4/14/27 .... 1,322 1,305
FW2950220.UP.FTS.B , 26 .02% , 4/14/27 .. 487 481
L2951255.UP.FTS.B , 26 .02% , 4/14/27 .... 2,019 1,992
FW2951228.UP.FTS.B , 26 .2% , 4/14/27 ... 861 850
FW2948773.UP.FTS.B , 27 .56% , 4/14/27 .. 1,167 1,152
a
FW2948716.UP.FTS.B , 27 .71% , 4/14/27 .. 2,901 517
FW2949765.UP.FTS.B , 28 .19% , 4/14/27 .. 2,527 2,493
FW2948843.UP.FTS.B , 28 .64% , 4/14/27 .. 2,540 2,507
FW2950464.UP.FTS.B , 29 .27% , 4/14/27 .. 924 912
FW2951435.UP.FTS.B , 30 .37% , 4/14/27 .. 475 469
FW2949044.UP.FTS.B , 30 .94% , 4/14/27 .. 1,060 805
FW2949727.UP.FTS.B , 30 .99% , 4/14/27 .. 526 519
FW2950575.UP.FTS.B , 31 .06% , 4/14/27 .. 712 703
FW2950561.UP.FTS.B , 31 .2% , 4/14/27 ... 396 391
FW2949051.UP.FTS.B , 32 .15% , 4/14/27 .. 1,465 1,447

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2950185.UP.FTS.B , 32 .24% , 4/14/27 .. $ 946 $ 933
L2048072.UP.FTS.B , 11 .58% , 4/15/27 .... 2,302 2,268
L2049386.UP.FTS.B , 19 .96% , 4/15/27 .... 1,448 1,137
FW2048990.UP.FTS.B , 20 .89% , 4/15/27 .. 841 830
L2951305.UP.FTS.B , 20 .52% , 4/16/27 .... 821 811
FW2436660.UP.FTS.B , 28 .46% , 4/18/27 .. 648 46
L2949050.UP.FTS.B , 24 .74% , 4/20/27 .... 3,578 3,531
L2047847.UP.FTS.B , 25 .96% , 4/20/27 .... 1,818 1,794
L2096414.UP.FTS.B , 14 .36% , 4/22/27 .... 1,132 1,118
a
L2095820.UP.FTS.B , 19 .69% , 4/22/27 .... 2,687 502
L2950334.UP.FTS.B , 20 .22% , 4/22/27 .... 959 950
FW2094908.UP.FTS.B , 29 .15% , 4/22/27 .. 12,955 12,818
a
FW2950896.UP.FTS.B , 16 .97% , 4/28/27 .. 2,713 518
L2948840.UP.FTS.B , 19 .72% , 4/28/27 .... 3,708 3,660
L2046907.UP.FTS.B , 21 .17% , 4/28/27 .... 843 831
FW2607843.UP.FTS.B , 18 .35% , 5/10/27 .. 1,260 91
a
L2430454.UP.FTS.B , 7 .62% , 5/14/27 .... 5,414 –
FW2615937.UP.FTS.B , 21 .82% , 5/14/27 .. 2,643 1,805
L2439293.UP.FTS.B , 9 .38% , 5/18/27 .... 621 45
L1882034.UP.FTS.B , 17 .06% , 5/20/27 .... 580 42
FW2293764.UP.FTS.B , 6 .23% , 5/21/27 ... 4,074 3,122
L2295430.UP.FTS.B , 18 .6% , 5/21/27 .... 3,663 2,847
a
FW2294924.UP.FTS.B , 28 .38% , 5/21/27 .. 3,043 –
FW2296510.UP.FTS.B , 28 .63% , 5/21/27 .. 2,712 2,159
FW2294827.UP.FTS.B , 31 .11% , 5/21/27 .. 817 651
L2298796.UP.FTS.B , 7 .68% , 5/22/27 .... 364 357
FW2297812.UP.FTS.B , 27 .74% , 5/22/27 .. 1,284 1,270
L2300474.UP.FTS.B , 25 .38% , 5/27/27 .... 1,010 1,002
L2292250.UP.FTS.B , 12 .42% , 6/01/27 .... 2,809 2,767
a
FW2296458.UP.FTS.B , 30 .75% , 6/06/27 .. 4,389 310
L2425208.UP.FTS.B , 9 .97% , 6/13/27 .... 1,066 1,049
L2428411.UP.FTS.B , 15 .14% , 6/13/27 .... 759 750
L2426279.UP.FTS.B , 17 .73% , 6/13/27 .... 1,101 1,089
FW2423361.UP.FTS.B , 26 .6% , 6/13/27 ... 1,001 986
FW2424580.UP.FTS.B , 31 .2% , 6/13/27 ... 8,980 6,132
L2432199.UP.FTS.B , 7 .42% , 6/14/27 .... 928 594
L2429715.UP.FTS.B , 8 .3% , 6/14/27 ..... 799 784
L2433061.UP.FTS.B , 9 .38% , 6/14/27 .... 1,097 1,080
L2046952.UP.FTS.B , 18 .41% , 6/15/27 .... 328 324
L2604772.UP.FTS.B , 7 .89% , 7/10/27 .... 6,215 1,990
L2607609.UP.FTS.B , 15 .09% , 7/10/27 .... 944 294
L2607076.UP.FTS.B , 16 .42% , 7/10/27 .... 6,811 6,697
L2608552.UP.FTS.B , 22 .9% , 7/10/27 .... 966 299
L2608553.UP.FTS.B , 23 .5% , 7/10/27 .... 3,008 2,960
a
FW2603700.UP.FTS.B , 31 .08% , 7/10/27 .. 1,047 54
L2611504.UP.FTS.B , 16 .36% , 7/11/27 .... 1,980 1,948
FW2609511.UP.FTS.B , 18 .92% , 7/11/27 .. 4,479 4,433
L2610020.UP.FTS.B , 20 .86% , 7/11/27 .... 1,142 83
FW2610030.UP.FTS.B , 27 .01% , 7/11/27 .. 927 912
FW2613777.UP.FTS.B , 27 .07% , 7/11/27 .. 540 531
FW2610903.UP.FTS.B , 34 .14% , 7/11/27 .. 6,950 6,836
a
L2615913.UP.FTS.B , 19 .56% , 7/14/27 .... 3,022 272
a
L2614826.UP.FTS.B , 22 .6% , 7/14/27 .... 2,980 217
L2617283.UP.FTS.B , 25 .65% , 7/14/27 .... 1,420 1,398
L1716174.UP.FTS.B , 24 .2% , 7/15/27 .... 4,894 4,823
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2610585.UP.FTS.B , 9 .75% , 7/16/27 ... $ 5,641 $ 5,528
FW2950779.UP.FTS.B , 23 .54% , 8/14/27 .. 1,206 387
FW1882891.UP.FTS.B , 25 .65% , 8/20/27 .. 637 630
FW2603295.UP.FTS.B , 23 .18% , 8/24/27 .. 3,959 3,898
FW2951315.UP.FTS.B , 9 .91% , 9/14/27 ... 1,689 1,656
L2951595.UP.FTS.B , 10 .95% , 9/14/27 .... 1,661 1,634
L2950333.UP.FTS.B , 12 .69% , 9/14/27 .... 1,107 1,090
a
L2948733.UP.FTS.B , 13 .2% , 9/14/27 .... 2,644 142
L2949507.UP.FTS.B , 15 .04% , 9/14/27 .... 3,231 3,183
L2949405.UP.FTS.B , 16 .41% , 9/14/27 .... 6,822 6,723
FW2951123.UP.FTS.B , 24 .74% , 9/14/27 .. 4,471 323
FW2950357.UP.FTS.B , 30 .48% , 9/14/27 .. 4,852 1,358
FW2049311.UP.FTS.B , 21 .75% , 9/15/27 .. 1,654 1,627
L2949973.UP.FTS.B , 20 .99% , 9/28/27 .... 2,018 616
a
L2293030.UP.FTS.B , 8 .8% , 10/21/27 .... 895 65
L2295515.UP.FTS.B , 24 .19% , 10/21/27 ... 2,638 190
L2300131.UP.FTS.B , 24 .08% , 10/22/27 ... 4,939 4,878
FW2611103.UP.FTS.B , 17 .75% , 11/11/27 . 780 56
L2614419.UP.FTS.B , 24 .18% , 11/11/27 ... 467 34
L2421701.UP.FTS.B , 5 .91% , 11/13/27 .... 6,109 5,951
FW2426682.UP.FTS.B , 6 .38% , 11/13/27 .. 2,075 150
L2432901.UP.FTS.B , 6 .93% , 11/14/27 .... 4,040 3,948
L2438805.UP.FTS.B , 9 .71% , 11/18/27 .... 2,361 2,318
L2432353.UP.FTS.B , 7 .41% , 11/20/27 .... 4,196 3,166
L2435424.UP.FTS.B , 10 .13% , 11/21/27 ... 1,288 1,267
L2293969.UP.FTS.B , 25 .41% , 11/21/27 ... 2,772 199
L2431623.UP.FTS.B , 19 .58% , 12/02/27 ... 9,707 9,611
FW2605935.UP.FTS.B , 31 .23% , 12/10/27 . 2,672 2,625
L2612790.UP.FTS.B , 14 .98% , 12/11/27 ... 1,881 135
L2611260.UP.FTS.B , 17 .12% , 12/11/27 ... 8,107 2,301
L2611597.UP.FTS.B , 25 .33% , 12/11/27 ... 5,217 5,116
L2435410.UP.FTS.B , 17 .3% , 12/14/27 .... 3,688 266
FW2617504.UP.FTS.B , 30 .27% , 12/14/27 . 8,790 8,648
FW2609734.UP.FTS.B , 31% , 12/16/27 ... 542 533
FW2607135.UP.FTS.B , 30 .71% , 12/20/27 . 1,338 1,318
FW2615716.UP.FTS.B , 30 .71% , 12/21/27 . 991 976
L2616852.UP.FTS.B , 19 .82% , 12/28/27 ... 2,616 2,572
FW2949268.UP.FTS.B , 20 .97% , 1/14/28 .. 727 52
a
FW2950242.UP.FTS.B , 24 .53% , 2/14/28 .. 1,220 58
FW2951084.UP.FTS.B , 30 .63% , 2/14/28 .. 7,490 7,396
FW2950648.UP.FTS.B , 30 .95% , 2/14/28 .. 507 500
L2950306.UP.FTS.B , 11 .59% , 3/14/28 .... 3,370 245
L1718966.UP.FTS.B , 18 .89% , 9/15/28 .... 4,561 4,493
L1718702.UP.FTS.B , 26 .02% , 9/15/28 .... 2,556 2,552
L2605139.UP.FTS.B , 28 .33% , 2/10/29 .... 1,250 1,244
L2607986.UP.FTS.B , 25 .66% , 7/10/29 .... 16,010 15,386
681,596
Total Marketplace Loans (Cost
$ 7,335,877 ) .......................
$1,439,955
a
Defaulted security or security for which income has been deemed uncollectible.
b
The rate shown represents the yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Low Duration Total Return Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At July 31, 2026 , the Fund had the following futures contracts outstanding.
At July 31, 2026 , the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 29 $ 3,181,391 9/21/26 $ 2,229
U.S. Treasury 2 Year Notes ..................... Long 3,961 814,418,738 9/30/26 (3,153,029)
U.S. Treasury 5 Year Notes ..................... Long 55 5,828,711 9/30/26 (5,232)
U.S. Treasury Long Bonds ..................... Short 26 2,816,125 9/21/26 48,341
Total Futures Contracts ...................................................................... $(3,107,691)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 3,479,000 3,988,138 10/13/26 $ — $ (35,079)
Total Forward Exchange Contracts ................................................... — $(35,079)
Net unrealized appreciation (depreciation) ............................................ $(35,079)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At July 31, 2026 , the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 2,470,000 $ 197,634 $ 167,153 $ 30,481
Non-
Investment
Grade
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 13,300,000 1,069,502 667,219 402,283
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 131,775,000 2,873,255 1,992,517 880,738
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $4,140,391 $2,826,889 $1,313,502
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CDX.NA.HY.45 . (5.00)% Quarterly CITI 12/20/30 4,700,000 (692,248) (617,116) (75,132)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.39 . 5.00% Quarterly JPHQ 12/20/27 5,500,000 357,252 107,557 249,695
Non-
Investment
Grade
CDX.NA.IG.41 .. 1.00% Quarterly CITI 12/20/28 12,100,000 141,848 (193,251) 335,099
Investment
Grade
Total OTC Swap Contracts .............................................. $(193,148) $(702,810) $509,662
Total Credit Default Swap Contracts .................................... $3,947,243 $ 2,124,079 $1,823,164
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At July 31, 2026, the Fund had the following interest rate swap contracts outstanding.
See A bbreviations on page 166 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.04% .... Annual 9/16/28 165,211,000 $ 381,737 $ (184,056) $ 565,793
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.02% .... Annual 9/16/31 84,841,000 514,227 (528,729) 1,042,956
Receive Fixed 4.06% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/33 55,701,000 (505,313) 405,459 (910,772)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.16% .... Annual 9/16/36 24,070,000 292,783 (274,733) 567,516
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.3% ..... Annual 9/16/56 721,000 23,541 6,944 16,597
Total Interest Rate Swap Contracts ................................. $706,975 $ (575,115) $1,282,090
*
In U.S. dollars unless otherwise indicated.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Low Duration U.S. Government Securities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 30.8%
U.S. Treasury Notes ,
4.125%, 1/31/27 ................................................... $ 20,000,000 $ 20,014,638
4.25%, 3/15/27 ................................................... 11,000,000 11,016,715
4.5%, 4/15/27 .................................................... 15,000,000 15,045,677
4%, 12/15/27 ..................................................... 10,000,000 9,970,703
3.875%, 12/31/27 .................................................. 10,000,000 9,950,781
4.25%, 1/15/28 ................................................... 10,000,000 10,001,172
3.75%, 4/15/28 ................................................... 20,000,000 19,832,812
3.75%, 5/15/28 ................................................... 20,000,000 19,823,438
Total U.S. Government and Agency Securities (Cost $ 116,040,173 ) ................
115,655,936
Mortgage-Backed Securities 43.8%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 13.3%
FHLMC , 5.54% - 5.625%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/36 - 1/01/37 ....................................... 179,002 181,865
FHLMC , 5.928%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/46 ................................................... 4,967,087 5,155,749
FHLMC , 6.036%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 3,538,951 3,712,549
FHLMC , 6.057%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 6/01/47 ................................................... 3,070,694 3,187,537
FHLMC , 6.074%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 10/01/46 .................................................. 2,257,116 2,343,906
FHLMC , 6.098%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/47 ................................................... 2,824,680 2,933,524
FHLMC , 6.146%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/37 ................................................... 2,778,717 2,887,818
FHLMC , 6.157%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 2,692,736 2,812,257
FHLMC , 5.575% - 6.951%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 8/01/34 - 5/01/45 ....................................... 21,892,565 22,588,423
FHLMC , 5.73% - 7.358%, ( 1-year CMT T-Note +/- MBS Margin), 8/01/33 - 6/01/37 .. 4,000,985 4,125,689
49,929,317
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.8%
FHLMC Pool, 30 Year , 5.5%, 12/01/54 .................................... 1,548,801 1,536,368
FHLMC Pool, 30 Year , 6%, 5/01/53 ...................................... 1,345,311 1,367,831
2,904,199
a
Federal National Mortgage Association (FNMA) Adjustable Rate 25.1%
FNMA , 4.233%, ( COFI 11th District +/- MBS Margin), 4/01/34 .................. 2,795,878 2,770,808
FNMA , 4.64%, ( 1-month Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/27 ................................................... 9,798 9,771
FNMA , 3.982% - 4.963%, ( COFI 11th District +/- MBS Margin), 8/01/26 - 12/01/37 ... 1,139,741 1,126,722
FNMA , 5.05%, ( 3-year CMT T-Note +/- MBS Margin), 7/01/34 .................. 9,727 9,771
FNMA , 5.88%, ( 6-month H15BDI +/- MBS Margin), 11/01/34 ................... 27,543 27,409
FNMA , 5.898%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 5/01/47 ................................................... 2,662,292 2,765,707
FNMA , 5.97%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/38 ................................................... 4,266,383 4,414,273
FNMA , 6.003%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 2,769,172 2,873,075
FNMA , 3.564% - 6.011%, ( 5-year CMT T-Note +/- MBS Margin), 4/01/27 - 2/01/30 ... 7,362 7,342
FNMA , 6.146%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/42 ................................................... 1,638,225 1,698,836
FNMA , 6.15%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/40 ................................................... 1,725,787 1,790,508

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration U.S. Government Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 6.157%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/44 ................................................... $ 11,137,494 $ 11,603,586
FNMA , 6.164%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/47 ................................................... 6,846,213 7,097,926
FNMA , 6.207%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/45 ................................................... 1,627,074 1,697,383
FNMA , 4.808% - 6.596%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 8/01/27 - 12/01/37 ...................................... 7,297,516 7,441,638
FNMA , 4.784% - 7.075%, ( 12-month average of 1-year CMT +/- MBS Margin), 11/01/27
- 11/01/44 ....................................................... 1,711,460 1,737,777
FNMA , 4.883% - 7.135%, ( 1-year CMT T-Note +/- MBS Margin), 4/01/27 - 12/01/40 .. 10,113,202 10,347,880
FNMA , 5.189% - 7.18%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 9/01/32 - 5/01/48 ....................................... 35,972,912 36,892,072
94,312,484
Federal National Mortgage Association (FNMA) Fixed Rate 4.1%
FNMA, 30 Year , 5.5%, 4/01/53 ......................................... 9,409,885 9,369,781
FNMA, 30 Year , 5.5%, 3/01/54 ......................................... 1,515,866 1,505,022
FNMA, 30 Year , 6%, 7/01/53 ........................................... 3,039,698 3,093,782
FNMA, 30 Year , 6%, 7/01/55 ........................................... 1,324,596 1,341,072
15,309,657
a
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II , 5% - 5.625%, ( 1-year CMT T-Note +/- MBS Margin), 9/20/33 - 4/20/35 .... 121,901 123,071
123,071
Government National Mortgage Association (GNMA) Fixed Rate 0.5%
GNMA II, Single-family, 30 Year , 6%, 7/20/55 ............................... 1,840,589 1,873,247
Total Mortgage-Backed Securities (Cost $ 166,789,192 ) ...........................
164,451,975
Agency Commercial Mortgage-Backed Securities 19.5%
Financial Services 19.5%
b
FHLMC ,
4988 , AF , FRN , 4.057% , ( 30-day SOFR Average + 0.464% ), 10/15/37 .......... 2,694,773 2,657,760
4891 , AF , FRN , 4.107% , ( 30-day SOFR Average + 0.514% ), 7/15/42 ........... 3,949,419 4,005,136
413 , F23 , FRN , 4.666% , ( 30-day SOFR Average + 1.05% ), 5/25/54 ............ 867,113 872,634
343 , F4 , FRN , 4.057% , Strip , ( 30-day SOFR Average + 0.464% ), 10/15/37 ....... 2,445,865 2,396,598
4989 , FA , FRN , 4.057% , ( 30-day SOFR Average + 0.464% ), 8/15/40 ........... 3,440,057 3,385,725
5537 , FC , FRN , 4.766% , ( 30-day SOFR Average + 1.15% ), 5/25/55 ............ 1,640,102 1,656,194
4915 , FE , FRN , 4.107% , ( 30-day SOFR Average + 0.514% ), 2/15/38 ........... 5,462,245 5,399,584
5568 , FG , FRN , 4.716% , ( 30-day SOFR Average + 1.1% ), 8/25/55 ............. 1,610,235 1,623,692
5517 , FH , FRN , 4.766% , ( 30-day SOFR Average + 1.15% ), 3/25/55 ............ 1,208,364 1,219,388
4895 , GF , FRN , 4.107% , ( 30-day SOFR Average + 0.514% ), 11/15/43 .......... 4,093,269 4,040,615
4197 , KF , FRN , 4.007% , ( 30-day SOFR Average + 0.414% ), 9/15/37 ........... 1,046,258 1,011,411
4107 , KF , FRN , 4.097% , ( 30-day SOFR Average + 0.504% ), 6/15/38 ........... 1,123,171 1,113,018
4215 , KF , FRN , 4.007% , ( 30-day SOFR Average + 0.414% ), 2/15/40 ........... 843,567 823,903
4730 , WF , FRN , 4.057% , ( 30-day SOFR Average + 0.464% ), 8/15/38 ........... 2,238,172 2,211,546
4794 , WF , FRN , 4.057% , ( 30-day SOFR Average + 0.464% ), 3/15/43 ........... 2,408,981 2,374,469
b
FHLMC, Multi-family Structured Pass-Through Certificates ,
KF160 , AS , FRN , 4.332% , ( 30-day SOFR Average + 0.7% ), 10/25/30 ........... 1,792,546 1,796,109
KF163 , AS , FRN , 4.212% , ( 30-day SOFR Average + 0.58% ), 4/25/34 ........... 2,724,156 2,739,950
KF164 , AS , FRN , 4.202% , ( 30-day SOFR Average + 0.57% ), 10/25/34 .......... 3,373,562 3,372,822
b
FNMA ,
2019-38 , AF , FRN , 4.107% , ( 30-day SOFR Average + 0.514% ), 7/25/49 ......... 2,701,744 2,680,096
2019-59 , BF , FRN , 4.107% , ( 30-day SOFR Average + 0.514% ), 10/25/49 ........ 4,105,748 4,062,926

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration U.S. Government Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
FNMA, (continued)
2019-38 , CF , FRN , 4.181% , ( 30-day SOFR Average + 0.564% ), 7/25/49 ......... $ 1,089,143 $ 1,072,227
2021-44 , FA , FRN , 3.792% , ( 30-day SOFR Average + 0.2% ), 6/25/45 ........... 3,295,176 3,216,133
2024-98 , FA , FRN , 4.766% , ( 30-day SOFR Average + 1.15% ), 12/25/53 ......... 515,056 519,949
2024-103 , FB , FRN , 4.566% , ( 30-day SOFR Average + 0.95% ), 1/25/55 ......... 1,571,520 1,581,579
2024-105 , FC , FRN , 4.616% , ( 30-day SOFR Average + 1% ), 1/25/55 ........... 1,843,391 1,858,204
2025-59 , FD , FRN , 4.716% , ( 30-day SOFR Average + 1.1% ), 8/25/55 .......... 1,737,539 1,752,251
2025-55 , FG , FRN , 4.716% , ( 30-day SOFR Average + 1.1% ), 7/25/55 .......... 1,704,193 1,718,248
2020-54 , WF , FRN , 4.157% , ( 30-day SOFR Average + 0.564% ), 8/25/50 ........ 2,170,786 2,155,762
2021-8 , YF , FRN , 3.792% , ( 30-day SOFR Average + 0.2% ), 3/25/61 ............ 6,288,446 6,269,551
2021-36 , YF , FRN , 3.792% , ( 30-day SOFR Average + 0.2% ), 6/25/61 ........... 3,250,014 3,263,162
b
GNMA , 2010-12 , FD , FRN , 4.42% , ( 1-month SOFR + 0.714% ), 1/16/40 ...........
398,240 398,396
73,249,038
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 73,716,988 ) .........
73,249,038
Total Long Term Investments (Cost $ 356,546,353 ) ...............................
353,356,949
a
a a a a
Short Term Investments 4.8%
Shares
a
Money Market Funds 4.8%
c,d
Franklin Institutional U.S. Government Money Market Fund , 3.618% ............. 18,149,752 18,149,752
Total Money Market Funds (Cost $ 18,149,752 ) ..................................
18,149,752
Total Short Term Investments (Cost $ 18,149,752 ) ................................
18,149,752
a
Total Investments (Cost $ 374,696,105 ) 98.9% ...................................
$371,506,701
Other Assets, less Liabilities 1.1% .............................................
3,939,321
Net Assets 100.0% ...........................................................
$375,446,022
†
Rounds to less than 0.1% of net assets.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
See Note 6 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration U.S. Government Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At July 31, 2026 , the Fund had the following futures contracts outstanding.
See Abbreviations on page 166 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 44 $ 4,826,938 9/21/26 $ 96,190
U.S. Treasury 2 Year Notes ..................... Long 514 105,683,219 9/30/26 (411,343)
U.S. Treasury 5 Year Notes ..................... Long 68 7,206,406 9/30/26 (77,083)
U.S. Treasury Long Bonds ..................... Short 10 1,083,125 9/21/26 37,233
Total Futures Contracts ...................................................................... $(355,003)
*
As of period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Managed Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 38.8%
Aerospace & Defense 2.0%
a
Boeing Co. (The) ................................... United States 40,000 $ 8,645,600
a
Honeywell Aerospace, Inc. ............................ United States 50,000 10,337,000
Lockheed Martin Corp. ............................... United States 50,000 29,137,000
RTX Corp. ........................................ United States 100,000 21,522,000
69,641,600
Air Freight & Logistics 0.5%
United Parcel Service, Inc. , B .......................... United States 175,000 18,238,500
Banks 2.6%
Bank of America Corp. ............................... United States 400,000 24,780,000
Fifth Third Bancorp .................................. United States 300,000 16,950,000
JPMorgan Chase & Co. ............................... United States 35,000 12,312,650
Truist Financial Corp. ................................ United States 350,000 18,144,000
US Bancorp ....................................... United States 250,000 15,752,500
87,939,150
Beverages 1.8%
Coca-Cola Co. (The) ................................. United States 150,000 13,138,500
PepsiCo, Inc. ...................................... United States 350,000 48,846,000
61,984,500
Biotechnology 1.0%
AbbVie, Inc. ....................................... United States 100,000 25,094,000
Amgen, Inc. ....................................... United States 25,000 9,629,000
34,723,000
Broadline Retail 0.6%
a
Amazon.com, Inc. ................................... United States 79,723 21,651,172
Building Products 0.4%
Johnson Controls International plc ....................... United States 100,000 14,666,000
Capital Markets 1.4%
Charles Schwab Corp. (The) ........................... United States 150,000 15,786,000
Morgan Stanley ..................................... United States 150,000 31,563,000
47,349,000
Chemicals 1.2%
Air Products and Chemicals, Inc. ........................ United States 140,000 41,284,600
Communications Equipment 1.8%
Cisco Systems, Inc. ................................. United States 525,000 60,894,750
Consumer Finance 0.4%
Capital One Financial Corp. ........................... United States 65,000 13,585,650
Diversified Telecommunication Services 0.7%
Comcast Corp. , A ................................... United States 800,000 19,168,000
Verizon Communications, Inc. .......................... United States 100,000 4,681,000
23,849,000
Electric Utilities 2.8%
Duke Energy Corp. .................................. United States 300,000 37,629,000
Edison International ................................. United States 175,000 12,839,750
Southern Co. (The) .................................. United States 500,000 47,270,000
97,738,750

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 0.5%
SLB Ltd. .......................................... United States 321,000 $ 15,918,390
Food Products 0.5%
Nestle SA , ADR .................................... Switzerland 170,000 16,991,500
Ground Transportation 0.5%
Union Pacific Corp. .................................. United States 60,000 17,527,800
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 250,000 26,425,000
Medtronic plc ...................................... United States 125,000 10,673,750
37,098,750
Health Care Providers & Services 0.6%
CVS Health Corp. ................................... United States 200,000 20,886,000
Hotels, Restaurants & Leisure 0.8%
McDonald's Corp. ................................... United States 50,000 13,532,000
Starbucks Corp. .................................... United States 150,000 15,787,500
29,319,500
Household Products 1.9%
Procter & Gamble Co. (The) ........................... United States 450,000 65,020,500
Industrial Conglomerates 0.4%
Honeywell International, Inc. ........................... United States 50,000 12,152,500
IT Services 0.9%
Accenture plc , A .................................... United States 50,000 8,296,000
International Business Machines Corp. ................... United States 100,000 22,365,000
30,661,000
Metals & Mining 0.7%
Rio Tinto plc , ADR ................................... Australia 250,000 24,212,500
Multi-Utilities 0.6%
Sempra, Inc. ....................................... United States 250,000 22,137,500
Oil, Gas & Consumable Fuels 5.3%
Chevron Corp. ..................................... United States 325,000 63,969,750
ConocoPhillips ..................................... United States 75,000 9,036,000
a
ExxonMobil Holdings Corp. ............................ United States 400,000 62,176,000
Shell plc , ADR ...................................... United States 250,000 22,995,000
TotalEnergies SE ................................... France 275,000 24,161,500
182,338,250
Pharmaceuticals 2.5%
AstraZeneca plc .................................... United Kingdom 90,000 15,267,600
Johnson & Johnson ................................. United States 100,000 25,635,000
Merck & Co., Inc. ................................... United States 200,000 26,040,000
Pfizer, Inc. ......................................... United States 750,000 18,757,500
85,700,100
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc. ................................. United States 100,000 36,741,000
Texas Instruments, Inc. ............................... United States 160,000 44,118,400
80,859,400
Software 0.7%
Microsoft Corp. ..................................... United States 40,000 18,588,800

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ....................................... United States 50,000 $ 6,493,500
25,082,300
Specialty Retail 1.4%
Home Depot, Inc. (The) ............................... United States 150,000 49,794,000
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc. , B ....................................... United States 128,000 5,338,880
Tobacco 0.6%
Philip Morris International, Inc. ......................... United States 100,000 19,082,000
Total Common Stocks (Cost $ 908,704,201 ) ...................................
1,333,666,542
Equity-Linked Securities 4.9%
Banks 0.2%
b
UBS AG into Bank of America Corp. , 144A, 8% , 3/03/27 ...... United States 125,000 7,156,939
Broadline Retail 0.3%
b
J.P. Morgan Structured Products BV into Amazon.com, Inc. , 144A,
9% , 1/11/27 ...................................... United States 45,000 11,111,397
Consumer Staples Distribution & Retail 0.4%
b
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 55,000 5,973,119
b
Mizuho Markets Cayman LP into Target Corp. , 144A, 10% ,
7/28/27 ......................................... United States 68,500 9,591,075
15,564,194
Electric Utilities 0.6%
b
BNP Paribas Issuance BV into NextEra Energy, Inc. , 144A, 8% ,
2/10/27 ......................................... United States 254,000 21,891,639
Energy Equipment & Services 0.5%
b
Citigroup Global Markets Holdings, Inc. into Halliburton Co. ,
144A, 10% , 1/26/27 ................................ United States 495,000 15,700,437
Hotels, Restaurants & Leisure 0.4%
b
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/27/27 ......................................... United States 125,000 12,581,117
Interactive Media & Services 1.1%
b
Mizuho Markets Cayman LP into Meta Platforms, Inc. , 144A,
10% , 12/07/26 .................................... United States 33,000 18,517,616
b
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 10% , 1/19/28 .. United States 50,000 18,169,064
36,686,680
Semiconductors & Semiconductor Equipment 0.4%
b
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 85,000 12,754,838
Software 1.0%
b
Citigroup Global Markets Holdings, Inc. into Workday, Inc. , 144A,
10% , 2/24/27 ..................................... United States 75,000 11,138,413
b
Mizuho Markets Cayman LP into Microsoft Corp. , 144A, 7.25% ,
1/11/27 ......................................... United States 50,000 23,132,435
34,270,848
Total Equity-Linked Securities (Cost $ 163,001,825 ) ............................
167,718,089

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 3.5%
Aerospace & Defense 0.6%
Boeing Co. (The) , 6% ................................ United States 300,000 $ 20,043,000
Capital Markets 0.6%
Ares Management Corp. , B , 6.75% ...................... United States 500,000 20,560,000
Chemicals 0.4%
Albemarle Corp. , 7.25% .............................. United States 280,000 13,938,400
Electric Utilities 1.1%
NextEra Energy, Inc. , 7.234% .......................... United States 475,000 23,241,750
PPL Corp. , 7% ..................................... United States 100,000 4,698,000
Southern Co. (The) , A , 7.125% ......................... United States 175,000 8,688,750
36,628,500
Interactive Media & Services 0.6%
Alphabet, Inc. , A , 6.25% .............................. United States 200,000 10,032,000
Alphabet, Inc. , B , 6.25% .............................. United States 200,000 10,040,000
20,072,000
Software 0.2%
Oracle Corp. , D , 6.5% ................................ United States 200,000 8,376,000
Total Convertible Preferred Stocks (Cost $ 107,425,747 ) ........................
119,617,900
Principal
Amount
*
Corporate Bonds 34.5%
Automobiles 0.4%
General Motors Co. , Senior Bond , 5.6% , 10/15/32 ...........
United States 15,000,000 15,246,269
Banks 4.5%
Bank of America Corp. , Senior Bond , 5.872% to 9/14/33, FRN
thereafter , 9/15/34 ................................. United States 15,000,000 15,432,336
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 10,000,000 10,168,761
Senior Note , 7.385% to 11/01/27, FRN thereafter , 11/02/28 .. United Kingdom 15,000,000 15,465,747
Citigroup, Inc. ,
Senior Bond , 6.27% to 11/16/32, FRN thereafter , 11/17/33 ... United States 10,000,000 10,523,720
Sub. Bond , 6.02% to 1/23/35, FRN thereafter , 1/24/36 ...... United States 15,000,000 15,189,283
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN
thereafter , 7/27/29 ................................. United States 10,000,000 10,286,186
JPMorgan Chase & Co. ,
c
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 10,000,000 10,332,050
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 10,000,000 10,500,215
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 10,000,000 10,376,793
Truist Financial Corp. , Senior Bond , 5.122% to 1/25/33, FRN
thereafter , 1/26/34 ................................. United States 10,000,000 9,846,138
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,306,060
Wells Fargo & Co. , Senior Bond , 5.389% to 4/23/33, FRN
thereafter , 4/24/34 ................................. United States 25,000,000 25,014,112
153,441,401
Biotechnology 0.4%
AbbVie, Inc. , Senior Bond , 4.55% , 3/15/35 ................
United States 15,000,000 14,244,901

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail 1.0%
Amazon.com, Inc. ,
Senior Bond , 5.3% , 7/09/36 .......................... United States 17,500,000 $ 17,201,082
Senior Bond , 6.1% , 7/09/56 .......................... United States 18,000,000 17,299,172
34,500,254
Building Products 0.6%
Carrier Global Corp. , Senior Bond , 5.9% , 3/15/34 ...........
United States 20,000,000 20,689,602
Capital Markets 3.0%
Ares Capital Corp. , Senior Note , 5.8% , 3/08/32 .............
United States 5,000,000 4,922,621
Ares Strategic Income Fund , Senior Note , 5.55% , 4/15/31 .....
United States 5,000,000 4,816,782
Blackstone Private Credit Fund ,
Senior Note , 5.95% , 5/15/31 ......................... United States 5,000,000 4,898,048
Senior Note , 6% , 1/29/32 ........................... United States 5,000,000 4,891,734
Charles Schwab Corp. (The) , Senior Bond , 5.853% to 5/18/33,
FRN thereafter , 5/19/34 ............................. United States 10,000,000 10,292,167
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 15,000,000 13,182,924
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 10,000,000 10,610,749
Sub. Bond , 5.387% to 2/01/36, FRN thereafter , 2/02/41 ..... United States 20,000,000 18,953,125
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 15,000,000 15,777,479
Senior Bond , 5.424% to 7/20/33, FRN thereafter , 7/21/34 ... United States 15,000,000 14,975,507
103,321,136
Chemicals 0.3%
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ........
United States 10,000,000 10,432,675
Consumer Finance 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 20,000,000 18,101,906
Capital One Financial Corp. ,
Senior Bond , 5.268% to 5/09/32, FRN thereafter , 5/10/33 ... United States 10,000,000 9,912,295
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 10,000,000 10,249,978
General Motors Financial Co., Inc. ,
Senior Bond , 3.6% , 6/21/30 .......................... United States 10,000,000 9,479,807
Senior Bond , 6.4% , 1/09/33 .......................... United States 10,000,000 10,490,908
58,234,894
Diversified REITs 0.6%
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.625% , 12/01/29 .................................. United States 20,000,000 19,556,792
Diversified Telecommunication Services 2.1%
b
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2
LLC , Senior Secured Bond , 144A, 5.7% , 4/15/36 .......... United States 15,000,000 13,726,079
b
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 30,000,000 29,099,142
b
Space Exploration Technologies Corp. , Senior Bond , 144A,
5.875% , 7/15/36 ................................... United States 10,000,000 9,348,034
Verizon Communications, Inc. ,
Junior Sub. Bond , 6.2% to 5/13/36, FRN thereafter , 5/14/56 .. United States 10,000,000 9,791,195
Junior Sub. Bond , 6.05% to 5/13/33, FRN thereafter , 5/14/58 . United States 10,000,000 9,838,245
71,802,695

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 2.8%
Edison International , Senior Note , 6.95% , 11/15/29 ..........
United States 20,000,000 $ 20,803,923
b
NRG Energy, Inc. , Senior Secured Bond , 144A, 7% , 3/15/33 ... United States 10,000,000 10,651,800
Pacific Gas and Electric Co. ,
Senior Bond , 4.55% , 7/01/30 ......................... United States 20,000,000 19,561,623
Senior Bond , 6.15% , 1/15/33 ......................... United States 10,000,000 10,323,185
Southern Co. (The) ,
Junior Sub. Bond , 6% to 3/31/33, FRN thereafter , 4/01/58 ... United States 10,000,000 9,904,240
Senior Bond , 5.7% , 10/15/32 ......................... United States 15,000,000 15,443,805
b
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ......................................... United States 10,000,000 9,766,089
96,454,665
Electrical Equipment 0.6%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 20,000,000 20,382,192
Electronic Equipment, Instruments & Components 0.6%
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ..................
United States 20,000,000 19,725,193
Food Products 1.2%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Note , 3.75% , 12/01/31 ........................ United States 5,000,000 4,646,425
Senior Note , 6.75% , 3/15/34 ......................... United States 15,000,000 16,098,540
Pilgrim's Pride Corp. , Senior Note , 4.25% , 4/15/31 ..........
United States 21,000,000 19,984,531
40,729,496
Ground Transportation 0.7%
b
Ashtead Capital, Inc. ,
Senior Bond , 144A, 5.5% , 8/11/32 ..................... United Kingdom 15,000,000 15,098,938
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 10,000,000 10,183,395
25,282,333
Health Care Equipment & Supplies 0.6%
b
Medline Borrower LP / Medline Co-Issuer, Inc. ,
Senior Secured Note , 144A, 6.25% , 4/01/29 ............. United States 6,668,000 6,789,244
Senior Secured Note , 144A, 5.25% , 6/15/33 ............. United States 15,000,000 14,766,117
21,555,361
Health Care Providers & Services 1.4%
b
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
3% , 12/01/31 ..................................... Germany 20,000,000 17,793,052
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 ...................
United States 15,000,000 15,072,839
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 ...............
United States 15,000,000 15,258,814
48,124,705
Health Care REITs 0.6%
Healthpeak OP LLC , Senior Note , 5.25% , 12/15/32 ..........
United States 20,000,000 19,946,509
Insurance 1.4%
Arthur J Gallagher & Co. , Senior Bond , 5.15% , 2/15/35 .......
United States 15,000,000 14,602,676
b
Athene Global Funding , Senior Secured Bond , 144A, 5.543% ,
8/22/35 ......................................... United States 15,000,000 14,611,227
b
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 10,000,000 10,206,705

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 .............
United States 10,000,000 $ 10,092,500
49,513,108
Interactive Media & Services 1.4%
Alphabet, Inc. , Senior Bond , 5.65% , 2/15/56 ...............
United States 15,000,000 13,862,947
Meta Platforms, Inc. ,
Senior Bond , 4.875% , 11/15/35 ....................... United States 10,000,000 9,385,413
Senior Bond , 5.25% , 5/15/36 ......................... United States 10,000,000 9,591,894
Senior Bond , 6.3% , 5/15/56 .......................... United States 15,000,000 13,778,944
46,619,198
IT Services 0.7%
b
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 20,000,000 19,404,876
b
Sopaipilla Investor LLC , Senior Secured Bond , 144A, 7.534% ,
11/30/48 ........................................ United States 5,000,000 5,185,873
24,590,749
Machinery 0.6%
Ingersoll Rand, Inc. , Senior Bond , 5.7% , 8/14/33 ............
United States 20,000,000 20,485,719
Metals & Mining 0.3%
ArcelorMittal SA , Senior Note , 6.55% , 11/29/27 .............
Luxembourg 10,000,000 10,225,922
Multi-Utilities 0.4%
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 15,000,000 15,140,159
Oil, Gas & Consumable Fuels 1.0%
Energy Transfer LP , Senior Bond , 5.75% , 2/15/33 ...........
United States 15,000,000 15,320,386
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......
United States 20,000,000 20,296,847
35,617,233
Passenger Airlines 0.6%
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 18,750,000 18,723,170
Pharmaceuticals 0.5%
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 ...................
United States 20,000,000 18,187,264
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. , Senior Note , 3.469% , 4/15/34 ..............
United States 20,000,000 17,290,414
Software 1.5%
Oracle Corp. ,
Senior Bond , 6.25% , 11/09/32 ........................ United States 10,000,000 9,927,295
Senior Bond , 3.9% , 5/15/35 .......................... United States 20,000,000 16,356,418
Senior Bond , 5.7% , 2/04/36 .......................... United States 5,000,000 4,632,340
Salesforce, Inc. , Senior Bond , 5.55% , 3/15/36 ..............
United States 20,000,000 19,512,194
50,428,247
Specialized REITs 0.6%
American Tower Corp. , Senior Bond , 5.9% , 11/15/33 .........
United States 10,000,000 10,269,977
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 .............
United States 10,000,000 9,735,440
20,005,417

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.4%
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................
United States 15,000,000 $ 15,116,874
Tobacco 0.8%
BAT Capital Corp. , Senior Bond , 7.75% , 10/19/32 ...........
United Kingdom 25,000,000 28,208,433
Trading Companies & Distributors 0.7%
b
United Rentals North America, Inc. , Senior Secured Note , 144A,
6% , 12/15/29 ..................................... United States 22,500,000 22,760,978
Total Corporate Bonds (Cost $ 1,158,349,304 ) .................................
1,186,583,958
U.S. Government and Agency Securities 3.4%
U.S. Treasury Bonds ,
d
5 .42% , 8/15/54 ................................... United States 265,000,000 60,314,151
4.75%, 5/15/55 ................................... United States 60,000,000 55,402,734
Total U.S. Government and Agency Securities (Cost $ 126,935,936 ) ..............
115,716,885
Asset-Backed Securities 0.9%
Passenger Airlines 0.9%
e
American Airlines Pass-Through Trust , 2026-2 , A , 5.7% , 2/20/39 . United States 15,000,000 15,054,675
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 2,967,021 2,998,560
2023-1 , A , 5.8% , 1/15/36 ............................ United States 13,324,275 13,624,332
31,677,567
a a a a a a
Total Asset-Backed Securities (Cost $ 31,693,938 ) .............................
31,677,567
Mortgage-Backed Securities 11.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.1%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................... United States 13,804,398 13,437,138
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 21,106,084 20,423,697
FHLMC Pool, 30 Year , 5.5%, 7/01/53 ..................... United States 36,636,353 36,465,525
FHLMC Pool, 30 Year , 5.5%, 11/01/53 - 2/01/55 ............ United States 30,923,581 30,682,836
FHLMC Pool, 30 Year , 6%, 9/01/55 ...................... United States 3,746,797 3,793,402
104,802,598
Federal National Mortgage Association (FNMA) Fixed Rate 2.8%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 797,845 743,429
FNMA, 30 Year , 5%, 5/01/53 ........................... United States 13,769,060 13,411,195
FNMA, 30 Year , 5%, 11/01/53 .......................... United States 33,463,893 32,506,979
FNMA, 30 Year , 5.5%, 11/01/54 ......................... United States 8,434,420 8,365,413
FNMA, 30 Year , 6%, 5/01/53 ........................... United States 27,474,123 27,963,098
FNMA, 30 Year , 6%, 8/01/55 ........................... United States 12,680,690 12,838,419
95,828,533
Government National Mortgage Association (GNMA) Fixed Rate 5.9%
GNMA II, Single-family, 30 Year , 5.5%, 2/20/55 ............. United States 70,514,795 70,277,598
GNMA II, Single-family, 30 Year , 5.5%, 5/20/55 - 6/20/55 ...... United States 17,817,765 17,756,311
GNMA II, Single-family, 30 Year , 5.5%, 10/20/55 ............ United States 92,785,379 92,305,474

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 166
.
.
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 6%, 8/20/55 - 1/20/56 ....... United States 22,943,002 $ 23,347,925
203,687,308
Total Mortgage-Backed Securities (Cost $ 405,944,321 ) .........................
404,318,439
Total Long Term Investments (Cost $ 2,902,055,272 ) ...........................
3,359,299,380
a
Short Term Investments 2.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.7%
d
U.S. Treasury Bills ,
3.35%, 9/08/26 ................................... United States 30,000,000 29,891,547
3.4%, 9/15/26 .................................... United States 30,000,000 29,870,194
59,761,741
Total U.S. Government and Agency Securities (Cost $ 59,745,404 ) ...............
59,761,741
Shares
Money Market Funds 0.6%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
3.618% ......................................... United States 19,338,041 19,338,041
Total Money Market Funds (Cost $ 19,338,041 ) ................................
19,338,041
Total Short Term Investments (Cost $ 79,083,445 ) ..............................
79,099,782
a
Total Investments (Cost $ 2,981,138,717 ) 100.1% ..............................
$3,438,399,162
Other Assets, less Liabilities (0.1) % .........................................
(4,613,394)
Net Assets 100.0% .........................................................
$3,433,785,768
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $415,389,600, representing 12.1% of net assets.
c
Perpetual security with no stated maturity date.
d
The rate shown represents the yield at period end.
e
A portion or all of the security purchased on a delayed delivery basis.
f
See Note 6 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Total Return Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Energy Equipment & Services 0.0%
†
a
Valaris Ltd. ........................................ United States 2,435 $ 192,828
Machinery 0.0%
†
b
UTEX Industries, Inc. ................................ United States 4,843 174,969
Total Common Stocks (Cost $994,221) .......................................
367,797
Management Investment Companies 2.6%
Capital Markets 2.6%
c
Franklin BSP Lending Fund, Class R6 .................... United States 1,335,600 13,516,272
c
Franklin Ultra Short Bond ETF .......................... United States 2,187,070 54,786,103
68,302,375
Total Management Investment Companies (Cost $68,279,749) ..................
68,302,375
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII, 10.475% ......................... United States 93,000 2,541,690
Total Preferred Stocks (Cost $2,325,000) .....................................
2,541,690
Principal
Amount
*
Corporate Bonds 44.6%
Aerospace & Defense 1.5%
d
Axon Enterprise, Inc. , Senior Note , 144A, 6.25% , 3/15/33 ..... United States 2,000,000 2,029,613
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 ........................ United States 6,500,000 6,128,706
Senior Bond, 3.6%, 5/01/34 .......................... United States 665,000 589,174
Senior Bond, 6.875%, 3/15/39 ........................ United States 3,200,000 3,510,679
Senior Bond, 5.93%, 5/01/60 ......................... United States 665,000 621,303
Senior Note, 5.15%, 5/01/30 ......................... United States 13,500,000 13,570,162
d
Bombardier, Inc. , Senior Note , 144A, 6.75% , 6/15/33 ......... Canada 2,275,000 2,346,021
d
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,100,000 1,113,199
d
Honeywell Aerospace, Inc. ,
Senior Bond, 144A, 4.95%, 3/16/36 .................... United States 2,205,000 2,126,390
Senior Bond, 144A, 5.732%, 3/16/56 ................... United States 1,255,000 1,196,169
Senior Bond, 144A, 5.852%, 3/16/66 ................... United States 840,000 799,243
Senior Note, 144A, 4.6%, 3/16/33 ..................... United States 1,105,000 1,068,677
Howmet Aerospace, Inc. ,
Senior Bond, 4.75%, 4/15/36 ......................... United States 2,465,000 2,347,486
Senior Note, 4.85%, 10/15/31 ........................ United States 2,400,000 2,383,137
39,829,959
Automobile Components 0.1%
d
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 2,000,000 1,991,240
Automobiles 0.2%
d
Hyundai Capital America ,
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 1,600,000 1,614,006
Senior Note, 144A, 5%, 6/18/31 ...................... United States 580,000 573,623
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 3,300,000 3,313,446
5,501,075

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 6.4%
d
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 2,500,000 $ 2,505,382
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 3,600,000 3,247,019
Bank of America Corp. ,
Senior Bond, 2.592% to 4/28/30, FRN thereafter, 4/29/31 ... United States 6,700,000 6,148,228
Senior Bond, 1.922% to 10/23/30, FRN thereafter, 10/24/31 . United States 5,300,000 4,670,533
Senior Bond, 2.972% to 2/03/32, FRN thereafter, 2/04/33 ... United States 5,075,000 4,530,703
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 6,745,000 6,773,982
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,434,000 1,318,586
d
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 2,350,000 2,287,699
d
BPCE SA ,
Senior Non-Preferred Note, 144A, 2.045% to 10/18/26, FRN
thereafter, 10/19/27 ................................ France 9,500,000 9,449,045
Senior Non-Preferred Note, 144A, 5.716% to 1/17/29, FRN
thereafter, 1/18/30 ................................. France 7,000,000 7,099,463
d
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.885% to
7/02/30, FRN thereafter , 7/03/31 ...................... Spain 5,200,000 5,147,831
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ... United States 8,000,000 7,306,949
Senior Bond, 3.057% to 1/24/32, FRN thereafter, 1/25/33 ... United States 10,895,000 9,772,248
d
Commonwealth Bank of Australia , Sub. Bond , 144A, 2.688% ,
3/11/31 ......................................... Australia 4,215,000 3,781,327
d
Danske Bank A/S , Senior Non-Preferred Note , 144A, 5.705% to
2/28/29, FRN thereafter , 3/01/30 ...................... Denmark 6,800,000 6,919,916
HSBC Holdings plc , Senior Bond , 3.973% to 5/21/29, FRN
thereafter , 5/22/30 ................................. United Kingdom 6,500,000 6,317,962
JPMorgan Chase & Co. ,
Senior Bond, 4.493% to 3/23/30, FRN thereafter, 3/24/31 ... United States 17,100,000 16,824,850
Senior Bond, 2.58% to 4/21/31, FRN thereafter, 4/22/32 .... United States 1,700,000 1,519,055
Senior Bond, 5.336% to 1/22/34, FRN thereafter, 1/23/35 ... United States 6,275,000 6,258,654
Senior Note, 5.041% to 7/22/31, FRN thereafter, 7/23/32 .... United States 1,140,000 1,135,271
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 1,985,000 1,967,119
Sub. Bond, 5.803% to 7/22/36, FRN thereafter, 7/23/41 ..... United States 1,175,000 1,163,565
Lloyds Banking Group plc , Senior Note , 5.871% to 3/05/28, FRN
thereafter , 3/06/29 ................................. United Kingdom 5,300,000 5,391,321
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 6,000,000 6,115,035
PNC Financial Services Group, Inc. (The) , Senior Note , 5.3% to
1/20/27, FRN thereafter , 1/21/28 ...................... United States 3,800,000 3,813,741
d
Societe Generale SA , Senior Non-Preferred Note , 144A, 6.446%
to 1/09/28, FRN thereafter , 1/10/29 ..................... France 6,500,000 6,636,067
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 4,500,000 4,509,615
Truist Financial Corp. ,
Senior Note, 7.161% to 10/29/28, FRN thereafter, 10/30/29 .. United States 4,950,000 5,184,298
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 .... United States 4,400,000 4,450,970
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 6,095,000 5,545,808
Senior Bond, 5.499% to 1/22/34, FRN thereafter, 1/23/35 ... United States 5,060,000 5,071,761
Senior Note, 5.198% to 1/22/29, FRN thereafter, 1/23/30 .... United States 5,200,000 5,241,246
168,105,249
Beverages 0.1%
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 1,435,000 1,417,788

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 1.0%
AbbVie, Inc. ,
Senior Bond, 4.75%, 3/15/36 ......................... United States 575,000 $ 550,414
Senior Note, 3.2%, 11/21/29 ......................... United States 3,000,000 2,860,450
Amgen, Inc. , Senior Bond , 5.25% , 3/02/33 .................
United States 4,837,000 4,849,044
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 6,900,000 6,264,268
d
CSL Finance plc , Senior Bond , 144A, 4.25% , 4/27/32 ........ Australia 4,415,000 4,215,756
d
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 1,960,000 1,979,243
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 7,500,000 6,595,761
27,314,936
Broadline Retail 0.3%
Amazon.com, Inc. ,
Senior Bond, 6%, 7/09/46 ........................... United States 2,560,000 2,490,137
Senior Bond, 5.8%, 3/13/56 .......................... United States 280,000 257,647
Senior Bond, 6.05%, 3/13/76 ......................... United States 1,786,000 1,652,737
Senior Note, 5.1%, 7/09/33 .......................... United States 2,060,000 2,041,448
b,d,e
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 2,492,650 —
b,d,e
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 1,098,025 —
d
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 2,000,000 2,060,930
8,502,899
Building Products 0.3%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 820,000 800,993
d
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 175,000 174,766
d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 1,000,000 985,221
Owens Corning , Senior Bond , 3.875% , 6/01/30 .............
United States 6,500,000 6,240,616
8,201,596
Capital Markets 2.8%
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .. United States 10,190,000 8,955,600
Senior Bond, 3.102% to 2/23/32, FRN thereafter, 2/24/33 ... United States 4,405,000 3,939,523
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 1,170,000 1,114,785
Senior Bond, 5.425% to 6/02/36, FRN thereafter, 6/03/37 ... United States 1,130,000 1,104,343
Senior Bond, 5.655% to 7/20/36, FRN thereafter, 7/21/37 ... United States 830,000 826,531
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .. United States 9,700,000 9,647,281
Senior Note, 5.094% to 4/19/33, FRN thereafter, 4/20/34 .... United States 950,000 930,202
d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 3,050,000 3,036,639
LPL Holdings, Inc. ,
Senior Note, 5.2%, 3/15/30 .......................... United States 2,810,000 2,807,463
d
Senior Note, 144A, 4%, 3/15/29 ...................... United States 2,810,000 2,729,266
Morgan Stanley ,
Senior Bond, 1.928% to 4/27/31, FRN thereafter, 4/28/32 ... United States 10,330,000 8,904,955
Senior Bond, 5.466% to 1/17/34, FRN thereafter, 1/18/35 ... United States 5,830,000 5,813,543
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 1,780,000 1,708,428
Senior Bond, 5.605% to 7/16/36, FRN thereafter, 7/17/37 ... United States 1,105,000 1,098,767
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ..... United States 1,760,000 1,703,663
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 1,755,000 1,703,966
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 2,530,000 2,473,146

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 542,000 $ 549,803
d
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 4,215,000 3,956,467
d
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 2,500,000 2,523,926
d
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 1,310,000 1,330,639
d
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 700,000 729,585
d
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 6,500,000 6,569,209
74,157,730
Chemicals 0.3%
d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 2,000,000 1,967,790
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 4,500,000 4,799,182
6,766,972
Commercial Services & Supplies 0.4%
d
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 130,000 132,543
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 1,200,000 1,223,909
Republic Services, Inc. ,
Senior Bond, 5%, 4/01/34 ........................... United States 2,202,000 2,175,337
Senior Note, 4.75%, 7/15/31 ......................... United States 715,000 710,389
Waste Connections, Inc. , Senior Bond , 4.8% , 7/15/36 ........
United States 2,075,000 1,983,569
d
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 2,000,000 2,032,060
d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 2,000,000 2,004,926
10,262,733
Communications Equipment 0.6%
Motorola Solutions, Inc. , Senior Bond , 2.75% , 5/24/31 ........
United States 16,800,000 15,111,969
Construction Materials 0.0%
†
Cemex SAB de CV , Senior Bond , 5.75% , 6/05/36 ...........
Mexico 850,000 831,385
Consumer Finance 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ......................... Ireland 7,675,000 6,707,004
Senior Note, 4.125%, 2/28/29 ........................ Ireland 805,000 790,600
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 1,405,000 1,550,962
d
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 3,265,000 3,209,115
Senior Note, 144A, 4.95%, 10/15/32 ................... Ireland 4,205,000 4,059,600
Capital One Financial Corp. , Senior Note , 7.624% to 10/29/30,
FRN thereafter , 10/30/31 ............................ United States 2,810,000 3,056,572
d
Encore Capital Group, Inc. , Senior Secured Note , 144A, 6.625% ,
6/01/32 ......................................... United States 1,665,000 1,668,333
d
FirstCash , Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 4,800,000 4,874,971
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 1,515,000 1,491,470
Senior Note, 4.2%, 10/27/28 ......................... United States 980,000 968,198
d
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 2,400,000 2,503,635
d
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 4,215,000 4,177,478
OneMain Finance Corp. , Senior Note , 6.75% , 9/15/33 ........
United States 1,500,000 1,477,696
36,535,634

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.3%
d
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ........... United States 2,810,000 $ 2,432,488
Dollar Tree, Inc. , Senior Bond , 4.2% , 5/15/28 ...............
United States 4,000,000 3,966,401
d
US Foods, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ......... United States 2,000,000 1,944,860
8,343,749
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 1,860,000 1,829,497
d
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 775,000 700,766
2,530,263
Diversified REITs 0.5%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 4,215,000 4,068,545
VICI Properties LP , Senior Note , 5.125% , 11/15/31 ..........
United States 9,000,000 8,832,067
12,900,612
Diversified Telecommunication Services 1.2%
d
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 1,290,000 1,262,282
d
APLD ComputeCo 3 LLC , Senior Secured Note , 144A, 7% ,
6/15/31 ......................................... United States 1,365,000 1,332,957
d
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 1,245,000 1,324,115
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 7,092,000 5,843,798
Senior Bond, 5.125%, 4/30/36 ........................ United States 1,485,000 1,415,821
Senior Bond, 6.2%, 10/30/56 ......................... United States 491,000 454,885
d
Beacon Point DC LLC , Senior Secured Bond , 144A, 6.129% ,
11/30/42 ........................................ United States 1,290,000 1,238,581
d
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 1,200,000 1,199,489
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 .................................... United States 2,200,000 1,898,702
d
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 675,000 689,351
d
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 515,000 485,567
d
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 1,970,000 1,918,153
d
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 1,410,000 1,311,111
Verizon Communications, Inc. ,
Junior Sub. Bond, 6.05% to 5/13/33, FRN thereafter, 5/14/58 . United States 2,390,000 2,351,341
Senior Bond, 5.25%, 4/02/35 ......................... United States 2,510,000 2,448,105
Senior Note, 2.355%, 3/15/32 ........................ United States 6,105,000 5,288,029
d
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 1,260,000 1,310,226
31,772,513
Electric Utilities 3.2%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 3,265,000 3,208,399
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 1,090,000 1,071,608

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 3,600,000 $ 3,552,222
Commonwealth Edison Co. , Senior Bond , 6.45% , 1/15/38 .....
United States 700,000 753,582
DTE Electric Co. ,
Senior Bond, 5.25%, 5/15/35 ......................... United States 885,000 877,447
A, Senior Bond, 4.85%, 3/01/36 ....................... United States 1,705,000 1,629,407
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ......................... United States 2,900,000 2,649,653
Senior Bond, 5.75%, 9/15/33 ......................... United States 4,400,000 4,517,586
d
ENEL Finance International NV ,
Senior Bond, 144A, 6.8%, 9/15/37 ..................... Italy 2,030,000 2,178,694
Senior Note, 144A, 4.375%, 9/30/30 ................... Italy 1,210,000 1,179,600
Senior Note, 144A, 4.875%, 7/13/31 ................... Italy 2,200,000 2,166,384
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ................
United States 8,400,000 8,135,751
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 1,405,000 1,386,497
NextEra Energy Capital Holdings, Inc. ,
AA, Senior Bond, 6% to 9/30/31, FRN thereafter, 10/01/56 ... United States 1,320,000 1,298,374
Senior Note, 5.3%, 3/15/32 .......................... United States 4,990,000 5,019,851
d
NRG Energy, Inc. ,
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 2,000,000 1,957,890
Senior Note, 144A, 3.375%, 2/15/29 ................... United States 1,960,000 1,865,925
Pacific Gas and Electric Co. ,
Senior Bond, 5.2%, 5/01/36 .......................... United States 855,000 814,086
f
Senior Bond, 5.85%, 11/01/36 ........................ United States 1,055,000 1,053,719
Senior Note, 5.05%, 11/15/31 ........................ United States 1,715,000 1,697,443
Senior Secured Bond, 3.25%, 6/01/31 .................. United States 7,300,000 6,688,717
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ..........
United States 10,500,000 10,076,313
Virginia Electric and Power Co. ,
Senior Bond, 4.95%, 3/15/36 ......................... United States 2,220,000 2,112,760
Senior Bond, 6.35%, 11/30/37 ........................ United States 520,000 546,418
d
Vistra Operations Co. LLC ,
Senior Bond, 144A, 6.95%, 10/15/33 ................... United States 2,000,000 2,129,494
Senior Bond, 144A, 5.25%, 10/15/35 ................... United States 1,135,000 1,082,517
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 10,000,000 9,766,089
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 .............
United States 3,715,000 3,727,362
83,143,788
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 1,600,000 1,534,263
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 2,835,000 2,957,788
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................... United States 1,994,000 1,878,625
Senior Bond, 5.8%, 3/15/56 .......................... United States 685,000 630,737
7,001,413
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 2,310,000 2,216,482
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ..................
United States 7,500,000 7,396,947
d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 2,000,000 1,923,290
11,536,719

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services 0.3%
d
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 3,830,000 $ 3,750,107
d
Borr IHC Ltd. / Borr Finance LLC ,
Senior Secured Note, 144A, 8.75%, 1/15/32 ............. Mexico 425,000 416,160
Senior Secured Note, 144A, 9%, 1/15/34 ................ Mexico 360,000 352,889
d
Kodiak Gas Services LLC , Senior Note , 144A, 6.5% , 10/01/33 .. United States 200,000 199,856
d
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 1,750,000 1,818,411
d
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 2,000,000 2,025,792
8,563,215
Entertainment 0.1%
Discovery Global Holdings, Inc. , Senior Note , 4.054% , 3/15/29 .
United States 1,500,000 1,474,470
Netflix, Inc. , Senior Bond , 5.25% , 8/15/36 .................
United States 1,785,000 1,760,640
3,235,110
Financial Services 1.0%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 4,060,000 4,181,273
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 .......................... United States 1,200,000 1,151,242
Senior Bond, 2.65%, 6/01/30 ......................... United States 9,100,000 8,312,316
d
Freedom Mortgage Holdings LLC ,
Senior Note, 144A, 8.375%, 4/01/32 ................... United States 1,050,000 1,055,438
Senior Note, 144A, 7.875%, 4/01/33 ................... United States 950,000 917,024
d
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 2,670,000 2,680,895
d
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 2,570,000 2,574,333
d
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/31 ................... United States 605,000 608,090
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 1,075,000 1,082,732
d
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.1% ,
4/01/30 ......................................... Ireland 1,400,000 1,396,523
Woodside Finance Ltd. , Senior Bond , 6% , 5/19/35 ...........
Australia 1,439,000 1,469,639
25,429,505
Food Products 0.7%
d
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 1,310,000 1,281,331
d
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 1,500,000 1,524,022
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
d
Senior Bond, 144A, 5.625%, 3/10/37 ................... United States 635,000 619,947
d
Senior Bond, 144A, 6.4%, 5/10/57 ..................... United States 615,000 584,293
Senior Note, 3%, 2/02/29 ........................... United States 2,000,000 1,912,843
Senior Note, 3.625%, 1/15/32 ........................ United States 2,500,000 2,296,556
Senior Note, 5.75%, 4/01/33 ......................... United States 4,405,000 4,470,397
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........
United States 3,640,000 3,149,968
d
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 3,595,000 3,546,692
19,386,049
Ground Transportation 0.4%
Burlington Northern Santa Fe LLC ,
Senior Bond, 6.15%, 5/01/37 ......................... United States 2,105,000 2,240,213
Senior Bond, 5.55%, 3/15/56 ......................... United States 1,625,000 1,516,517

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 2,810,000 $ 2,817,631
d
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 80,000 82,056
d
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 2,500,000 2,579,745
9,236,162
Health Care Equipment & Supplies 0.5%
Boston Scientific Corp. , Senior Bond , 2.65% , 6/01/30 ........
United States 6,000,000 5,541,872
d
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 3,730,000 3,610,148
d
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5.25% , 6/15/33 .......................... United States 1,855,000 1,826,077
d
VSP Optical Group, Inc. ,
Senior Bond, 144A, 5.65%, 6/01/36 .................... United States 280,000 277,938
Senior Note, 144A, 5.4%, 6/01/33 ..................... United States 510,000 504,916
11,760,951
Health Care Providers & Services 2.2%
d
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 6%, 1/15/29 ................ United States 2,500,000 2,458,038
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 1,653,000 1,745,644
CVS Health Corp. ,
Senior Bond, 1.875%, 2/28/31 ........................ United States 1,120,000 975,548
Senior Bond, 5.3%, 6/01/33 .......................... United States 3,360,000 3,350,609
Senior Bond, 4.78%, 3/25/38 ......................... United States 3,200,000 2,922,936
Senior Bond, 2.7%, 8/21/40 .......................... United States 2,000,000 1,395,241
d
DaVita, Inc. ,
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 4,900,000 4,726,042
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 1,500,000 1,542,693
Elevance Health, Inc. , Senior Bond , 4.75% , 2/15/33 .........
United States 4,730,000 4,593,929
HCA, Inc. ,
Senior Note, 3.625%, 3/15/32 ........................ United States 6,100,000 5,614,846
Senior Note, 4.6%, 11/15/32 ......................... United States 1,660,000 1,596,712
d
Horseshoe Funding Trust I , Senior Note , 144A, 6.062% , 2/15/36 United States 2,830,000 2,822,470
Humana, Inc. ,
Junior Sub. Bond, 6.625% to 9/14/31, FRN thereafter, 9/15/56 United States 2,650,000 2,608,769
Senior Note, 5.375%, 4/15/31 ........................ United States 2,435,000 2,446,008
Icon Investments Six DAC ,
Senior Secured Bond, 6%, 5/08/34 .................... United States 500,000 506,067
Senior Secured Note, 5.849%, 5/08/29 ................. United States 873,000 890,932
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266% ,
11/01/49 ........................................ United States 11,270,000 7,495,889
d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 4,600,000 4,539,086
Providence St. Joseph Health Obligated Group , H , 2.746% ,
10/01/26 ........................................ United States 4,437,000 4,424,699
d
Tenet Healthcare Corp. , Senior Note , 144A, 6% , 11/15/33 ..... United States 1,000,000 1,003,729
UnitedHealth Group, Inc. , Senior Note , 5.15% , 7/15/34 .......
United States 1,011,000 1,003,218
58,663,105
Health Care Technology 0.2%
IQVIA, Inc. ,
d
Senior Note, 144A, 6.25%, 6/01/32 .................... United States 2,000,000 2,028,222
Senior Secured Note, 6.25%, 2/01/29 .................. United States 4,300,000 4,419,342
6,447,564

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs 0.2%
d
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 5,900,000 $ 6,004,412
Hotels, Restaurants & Leisure 0.7%
d
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 2,000,000 1,880,613
d
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 600,000 597,609
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................... United States 660,000 643,344
Senior Note, 4.65%, 3/16/31 ......................... United States 1,315,000 1,296,768
d
Carnival Corp. Ltd. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,800,000 1,804,208
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 740,000 734,105
d
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 2,000,000 1,971,143
Hyatt Hotels Corp. , Senior Note , 5.375% , 12/15/31 ..........
United States 4,215,000 4,236,793
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 1,825,000 1,742,006
d
NCL Corp. Ltd. ,
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 600,000 588,569
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 430,000 408,973
d
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 1,275,000 1,281,212
d
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 10/15/33 ..... United States 870,000 861,866
18,047,209
Household Durables 0.1%
d
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 2,800,000 2,754,099
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 165,000 165,192
d
Whirlpool Corp. ,
Senior Secured Note, 144A, 7.5%, 7/01/31 .............. United States 205,000 204,232
Senior Secured Note, 144A, 7.875%, 7/01/34 ............ United States 350,000 331,765
3,455,288
Independent Power and Renewable Electricity Producers 0.6%
d
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 1,260,000 1,297,357
d
Clearway Energy Operating LLC , Senior Note , 144A, 5.75% ,
1/15/34 ......................................... United States 2,030,000 1,958,505
Constellation Energy Generation LLC ,
Senior Bond, 5.8%, 3/01/33 .......................... United States 2,705,000 2,779,070
Senior Bond, 6.125%, 1/15/34 ........................ United States 4,162,000 4,343,306
Senior Note, 4.4%, 1/15/31 .......................... United States 1,265,000 1,232,161
d
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 2,000,000 1,899,125
d
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 610,000 602,702
Senior Note, 144A, 6.125%, 5/01/31 ................... United States 1,060,000 1,054,184
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 1,070,000 1,049,997
16,216,407
Insurance 2.2%
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 2,000,000 2,030,810
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 2,625,000 2,604,285

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
d
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note, 144A, 8.375%, 2/01/34 .................. United States 695,000 $ 633,762
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 2,550,000 2,581,712
d
Athene Global Funding ,
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 1,960,000 1,909,200
Senior Secured Note, 144A, 5.033%, 7/17/30 ............ United States 4,550,000 4,488,323
Brown & Brown, Inc. ,
Senior Bond, 2.375%, 3/15/31 ........................ United States 5,500,000 4,850,331
Senior Note, 5.25%, 6/23/32 ......................... United States 895,000 884,662
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 4,390,000 4,285,119
d
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 3,400,000 3,473,332
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,600,000 2,652,655
d
Five Corners Funding Trust II , Senior Note , 144A, 2.85% , 5/15/30 United States 3,000,000 2,773,408
d
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 4,390,000 4,480,744
d
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ................... United States 10,300,000 10,369,367
Secured Note, 144A, 4.3%, 8/25/29 .................... United States 3,700,000 3,645,958
d
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 6,900,000 7,011,582
58,675,250
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.25%, 5/15/36 ......................... United States 935,000 896,842
Senior Bond, 6.3%, 5/15/56 .......................... United States 1,335,000 1,226,326
2,123,168
IT Services 0.2%
d
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 1,083,000 1,050,774
d
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 2,000,000 1,782,540
d
Sopaipilla Investor LLC , Senior Secured Bond , 144A, 7.534% ,
11/30/48 ........................................ United States 1,795,000 1,861,729
4,695,043
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 1,405,000 1,219,257
Senior Note, 5.85%, 3/18/29 ......................... United States 1,405,000 1,432,375
2,651,632
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 1,540,000 1,489,478
Machinery 0.2%
d
ESAB Corp. ,
Senior Note, 144A, 6.25%, 4/15/29 .................... United States 2,000,000 2,023,670
Senior Note, 144A, 5.625%, 4/01/31 ................... United States 435,000 430,828
d
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 2,000,000 2,008,898
4,463,396
Media 1.0%
d
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 440,000 382,691

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8% , 4/01/31 ............................... United States 12,500,000 $ 10,947,625
d
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 3,000,000 3,117,789
d
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 2,900,000 2,956,199
d
Nexstar Media, Inc. , Senior Note , 144A, 7.25% , 4/15/34 ...... United States 815,000 817,495
d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 1,500,000 1,540,086
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37
United States 5,700,000 5,425,359
25,187,244
Metals & Mining 0.4%
d
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 2,335,000 2,285,994
d
Commercial Metals Co. ,
Senior Bond, 144A, 6%, 12/15/35 ..................... United States 1,745,000 1,716,270
Senior Note, 144A, 5.75%, 11/15/33 ................... United States 225,000 221,140
d
Glencore Funding LLC , Senior Bond , 144A, 5.508% , 4/01/36 ... Australia 2,340,000 2,307,276
d
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 2,000,000 2,058,631
d
Novelis Corp. , Senior Note , 144A, 6.375% , 8/15/33 .......... United States 2,430,000 2,427,248
d
Sibanye-Stillwater UK Financing plc , Senior Note , 144A, 6.25% ,
11/15/31 ........................................ South Africa 650,000 640,852
11,657,411
Multi-Utilities 0.8%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 2,810,000 2,825,434
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36
United States 1,830,000 1,909,003
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ......
United States 4,351,000 4,124,783
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 6,700,000 6,720,209
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 4,215,000 4,267,137
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 1,845,000 1,835,241
21,681,807
Oil, Gas & Consumable Fuels 4.3%
d
Aker BP ASA , Senior Bond , 144A, 4% , 1/15/31 ............. Norway 5,400,000 5,162,882
Boardwalk Pipelines LP , Senior Bond , 3.4% , 2/15/31 .........
United States 6,275,000 5,817,269
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30
Canada 5,900,000 5,480,714
Cheniere Energy, Inc. ,
d
Senior Bond, 144A, 5.2%, 7/30/36 ..................... United States 475,000 459,651
Senior Note, 4.625%, 10/15/28 ....................... United States 1,700,000 1,693,102
Senior Note, 5.65%, 4/15/34 ......................... United States 1,700,000 1,717,245
d
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 4,215,000 4,355,897
d
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 500,000 509,461
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 835,000 839,343
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 665,000 686,527
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 4,215,000 4,284,850
Energy Transfer LP ,
Junior Sub. Bond, 8% to 5/14/29, FRN thereafter, 5/15/54 ... United States 1,760,000 1,848,132
Junior Sub. Bond, 6.7% to 1/14/37, FRN thereafter, 1/15/57 .. United States 2,240,000 2,207,958
Senior Bond, 5.55%, 5/15/34 ......................... United States 6,460,000 6,454,917
Senior Note, 6.4%, 12/01/30 ......................... United States 4,000,000 4,199,361

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP, (continued)
d
Senior Note, 144A, 6%, 2/01/29 ...................... United States 2,000,000 $ 2,011,161
d
Eni SpA , Senior Bond , 144A, 5.25% , 5/18/36 ............... Italy 2,165,000 2,090,164
Hess Corp. , Senior Bond , 7.125% , 3/15/33 ................
United States 3,515,000 3,902,582
d
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 5,700,000 5,814,946
d
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.25% , 4/15/32 ................................... United States 3,000,000 2,913,995
d
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 1,050,000 1,048,778
d
Kinetik Holdings LP , Senior Note , 144A, 6.625% , 12/15/28 ..... United States 4,000,000 4,068,796
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 8,900,000 8,743,848
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 345,000 341,845
Senior Note, 6.5%, 2/15/34 .......................... United States 645,000 638,232
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 2,810,000 3,075,865
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 5,000,000 4,896,384
d
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 1,730,000 1,714,584
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 2,810,000 2,802,174
d
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 475,000 466,200
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 1,525,000 1,475,419
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 1,455,000 1,409,261
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ....
Canada 3,400,000 3,377,557
Transcontinental Gas Pipe Line Co. LLC ,
Senior Note, 3.25%, 5/15/30 ......................... United States 4,500,000 4,243,910
Senior Note, 5.1%, 3/15/36 .......................... United States 1,835,000 1,777,418
d
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
4.125% , 8/15/31 ................................... United States 740,000 685,902
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 2,365,000 2,622,482
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 745,000 780,180
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 1,935,000 2,100,508
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 145,000 149,690
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 2,194,000 2,181,955
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 .......
United States 3,200,000 3,014,047
114,065,192
Paper & Forest Products 0.1%
d
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....... United States 3,845,000 3,778,939
Passenger Airlines 0.2%
d
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,405,000 1,384,942
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 4,875,000 4,868,024
6,252,966
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......
United States 4,410,000 4,090,716
d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 1,800,000 1,811,370
5,902,086

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 1.3%
d
Bayer US Finance LLC , Senior Note , 144A, 6.375% , 11/21/30 .. Germany 10,000,000 $ 10,440,240
Merck & Co., Inc. , Senior Bond , 5.2% , 5/22/36 .............
United States 1,850,000 1,837,272
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................... United States 1,935,000 1,881,016
Senior Bond, 5.7%, 3/18/56 .......................... United States 1,040,000 1,005,766
Senior Note, 4.1%, 11/05/30 ......................... United States 6,370,000 6,204,228
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 ...........
United States 11,800,000 10,280,661
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 2,530,000 1,866,257
33,515,440
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. , Senior Bond , 4.95% , 1/15/36 ..............
United States 1,395,000 1,310,084
d
Foundry JV Holdco LLC ,
Senior Secured Bond, 144A, 6.25%, 1/25/35 ............. United States 6,270,000 6,450,689
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 3,455,000 3,521,506
Intel Corp. ,
Senior Bond, 5.3%, 5/15/36 .......................... United States 1,372,000 1,325,385
Senior Bond, 6.125%, 5/15/56 ........................ United States 843,000 791,683
Marvell Technology, Inc. , Senior Bond , 5.3% , 4/15/36 ........
United States 2,450,000 2,362,932
NVIDIA Corp. ,
Senior Bond, 5.55%, 6/15/46 ......................... United States 2,242,000 2,070,465
Senior Bond, 5.625%, 6/15/56 ........................ United States 995,000 900,980
Senior Note, 4.75%, 6/15/33 ......................... United States 2,210,000 2,143,511
Senior Note, 4.95%, 6/15/36 ......................... United States 2,210,000 2,115,485
d
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 840,000 844,963
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 940,000 934,488
24,772,171
Software 0.7%
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 1,500,000 1,273,178
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 9,000,000 7,848,594
Senior Bond, 3.9%, 5/15/35 .......................... United States 1,644,000 1,344,498
Senior Bond, 5.7%, 2/04/36 .......................... United States 1,561,000 1,446,216
Senior Bond, 6.55%, 2/04/46 ......................... United States 890,000 788,260
Senior Bond, 6.7%, 2/04/56 .......................... United States 1,050,000 926,819
Senior Note, 4.8%, 9/26/32 .......................... United States 1,125,000 1,035,817
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 1,438,000 1,395,929
Senior Note, 5%, 4/01/32 ........................... United States 3,660,000 3,620,425
19,679,736
Specialized REITs 0.8%
American Tower Corp. ,
Senior Bond, 1.875%, 10/15/30 ....................... United States 4,500,000 3,966,938
Senior Bond, 5.35%, 3/15/35 ......................... United States 6,565,000 6,479,447
Senior Note, 4.7%, 12/15/32 ......................... United States 1,110,000 1,076,456
Crown Castle, Inc. , Senior Note , 4.9% , 9/01/29 .............
United States 2,810,000 2,802,922
d
Iron Mountain, Inc. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 4,500,000 4,574,619
Senior Note, 144A, 6.25%, 1/15/35 .................... United States 1,415,000 1,398,959

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
d
Millrose Properties, Inc. ,
Senior Note, 144A, 6.375%, 8/01/30 ................... United States 1,125,000 $ 1,134,341
Senior Note, 144A, 6.25%, 9/15/32 .................... United States 875,000 875,153
22,308,835
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC / EMC Corp. ,
Senior Bond, 5.25%, 2/15/37 ......................... United States 2,180,000 2,093,664
Senior Note, 4.75%, 7/15/31 ......................... United States 580,000 570,440
Hewlett Packard Enterprise Co. , Senior Note , 4.85% , 10/15/31 .
United States 7,400,000 7,293,069
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 5.875% ,
7/15/30 ......................................... United States 2,000,000 2,033,584
11,990,757
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 2,245,000 2,222,561
Tobacco 0.4%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 2,043,000 1,826,788
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 4,095,000 3,949,226
d
Imperial Brands Finance plc ,
Senior Bond, 144A, 5.875%, 7/01/34 ................... United Kingdom 2,800,000 2,843,567
Senior Bond, 144A, 5.5%, 7/07/36 ..................... United Kingdom 2,800,000 2,723,882
11,343,463
Trading Companies & Distributors 0.7%
d
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 2,810,000 2,831,387
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 4,215,000 4,193,995
d
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 4,090,000 4,157,444
d
WESCO Distribution, Inc. , Senior Note , 144A, 6.625% , 3/15/32 . United States 6,300,000 6,435,318
17,618,144
Wireless Telecommunication Services 0.9%
d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 2,000,000 2,100,459
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 4,215,000 4,220,930
T-Mobile USA, Inc. ,
Senior Bond, 5.15%, 4/15/34 ......................... United States 4,410,000 4,315,704
Senior Bond, 5%, 2/15/36 ........................... United States 1,905,000 1,806,308
Senior Note, 3.875%, 4/15/30 ........................ United States 12,000,000 11,528,134
23,971,535
Total Corporate Bonds (Cost $1,202,970,699) .................................
1,178,251,453
Senior Floating Rate Interests 4.0%
g
Aerospace & Defense 0.1%
TransDigm, Inc., First Lien, CME Term Loan, K, 5.981%, (1-month
SOFR + 2.25%), 3/22/30 ............................ United States 819,807 820,861
TransDigm, Inc., First Lien, CME Term Loan, N, 6.231%, (1-month
SOFR + 2.5%), 2/14/33 ............................. United States 1,391,861 1,394,881

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Aerospace & Defense (continued)
VSE Corp., First Lien, CME Term Loan, B, 5.731%, (1-month
SOFR + 2%), 5/05/33 ............................... United States 233,303 $ 234,761
2,450,503
a a a a a a
g
Air Freight & Logistics 0.2%
f
Rand Parent LLC, First Lien, Add-on CME Term Loan, B, 6.842%,
(12-month SOFR + 3%), 3/18/30 ...................... United States 707,607 709,719
Rand Parent LLC, First Lien, CME Term Loan, B, 6.732%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 1,648,805 1,653,727
Stonepeak Nile Parent LLC, First Lien, Amendment No. 3 CME
Term Loan, 5.657%, (3-month SOFR + 2%), 4/09/32 ....... United States 1,695,750 1,693,893
4,057,339
a a a a a a
g
Automobile Components 0.0%
†
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C, 6.919%, (1-month SOFR + 3.25; 3-month SOFR + 3.25),
2/03/33 ......................................... United States 291,705 292,799
Clarios Global LP, First Lien, Amendment No. 7 Dollar CME Term
Loan, 6.231%, (1-month SOFR + 2.5%), 1/28/32 .......... United States 467,591 469,200
761,999
a a a a a a
Beverages 0.0%
†
g
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan, 6.482%, (3-month SOFR + 2.75%), 3/31/31 ......... United States 325,113 326,818
Biotechnology 0.1%
g
BioMarin Pharmaceutical, Inc., First Lien, Initial CME Term Loan,
B, 5.428%, (6-month SOFR + 1.75%), 4/27/33 ............ United States 2,941,562 2,942,121
Broadline Retail 0.0%
†
g
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.232%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 227,114 227,880
g
Building Products 0.1%
EMRLD Borrower LP, First Lien, Initial CME Term Loan, B,
5.916%, (3-month SOFR + 2.25%), 5/31/30 .............. United States 173,789 173,959
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.073%, (3-month SOFR + 2.25%), 8/04/31 . United States 101,746 101,863
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.981%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 1,112,593 1,115,720
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3, 5.981%,
(1-month SOFR + 2.25%), 2/10/32 ..................... United States 272,414 272,925
1,664,467
a a a a a a
g
Capital Markets 0.3%
Citadel Securities LP, First Lien, 2026-1 CME Term Loan, 5.661%,
(3-month SOFR + 2%), 6/10/33 ....................... United States 2,645,410 2,645,331
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan, 5.731%, (1-month SOFR + 2%),
5/19/31 ......................................... United States 997,462 996,594
GIH Borrower LLC, First Lien, CME Term Loan, B, 6.232%,
(3-month SOFR + 2.5%), 11/26/31 ..................... United States 174,508 171,236
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/31 ................ United States 2,817,879 2,810,074
6,623,235
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Chemicals 0.1%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.593%,
(1-month SOFR + 3.75; 3-month SOFR + 3.75), 4/06/29 ..... United States 519,784 $ 505,817
b
Minerals Technologies, Inc., First Lien, CME Term Loan, B,
5.731%, (1-month SOFR + 2%), 11/26/31 ................ United States 1,407,885 1,407,885
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.573%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 224,527 224,996
2,138,698
a a a a a a
g
Commercial Services & Supplies 0.2%
APi Group DE, Inc., First Lien, Amendment No. 9 CME Term
Loan, 5.481%, (1-month SOFR + 1.75%), 5/16/33 ......... United States 1,818,508 1,824,145
Cimpress USA, Inc., First Lien, 2026 CME Term Loan, B1,
6.231%, (1-month SOFR + 2.5%), 6/03/33 ............... Ireland 511,367 513,285
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.414%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 1,693,446 1,680,161
Rosen International SARL, First Lien, Second Amendment
Refinancing CME Term Loan, 5.732%, (3-month SOFR + 2%),
3/26/31 ......................................... Luxembourg 183,239 183,232
Spin Holdco, Inc., First Lien, Initial CME Term Loan, 7.417%,
(12-month SOFR + 4%), 9/04/30 ...................... United States 24,280 18,063
WMB Holdings, Inc., First Lien, USD CME Term Loan, B, 5.731%,
(1-month SOFR + 2%), 11/05/29 ...................... United States 1,555,744 1,557,043
5,775,929
a a a a a a
Construction & Engineering 0.0%
†
g
Zekelman Industries, Inc., First Lien, 2024 CME Term Loan,
5.981%, (1-month SOFR + 2.25%), 1/24/31 .............. United States 329,373 329,762
Construction Materials 0.0%
†
g
Knife River Corp., First Lien, 2026 CME Term Loan, B, 5.401%,
(3-month SOFR + 1.75%), 3/08/32 ..................... United States 675,000 675,284
Consumer Finance 0.0%
†
g
EVERTEC Group LLC, First Lien, CME Term Loan, B, 5.981%,
(1-month SOFR + 2.25%), 10/30/30 .................... United States 171,726 172,048
Containers & Packaging 0.0%
†
g
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.981%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 583,567 558,765
Distributors 0.0%
†
g
Core & Main LP, First Lien, CME Term Loan, F, 5.475%, (3-month
SOFR + 1.75%), 7/01/33 ............................ United States 297,597 298,466
Diversified Telecommunication Services 0.0%
†
f,g
QTS Thunder Managing Issuer LLC, First Lien, CME Term Loan,
B, 6.24%, (12-month SOFR + 2.25%), 7/22/33 ............ United States 561,720 554,698
g
Electric Utilities 0.4%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.481%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 2,888,347 2,879,739
Constellation Renewables LLC, First Lien, CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/27 ................ United States 2,726,833 2,728,538
NRG Energy, Inc., First Lien, 2026-1 New CME Term Loan,
5.481%, (1-month SOFR + 1.75%), 4/28/33 .............. United States 2,887,500 2,886,374

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Electric Utilities (continued)
f
Pathfinder Power LLC, First Lien, CME Term Loan, B, 5.707%,
(12-month SOFR + 2%), 6/22/33 ...................... United States 2,426,829 $ 2,424,936
10,919,587
a a a a a a
g
Electronic Equipment, Instruments & Components 0.1%
b
Belden, Inc., First Lien, Initial CME Term Loan, 5.981%, (1-month
SOFR + 2.25%), 7/01/33 ............................ United States 885,246 890,779
TTM Technologies, Inc., First Lien, 2026 CME Term Loan, B,
5.397%, (1-month SOFR + 1.75%), 5/30/30 .............. United States 944,314 947,067
1,837,846
a a a a a a
g
Entertainment 0.3%
Delta 2 (Lux) SARL, First Lien, CME Term Loan, B, 5.482%,
(3-month SOFR + 1.75%), 9/30/31 ..................... Luxembourg 1,000,000 1,001,665
Discovery Global Holdings, Inc., First Lien, Initial Dollar CME
Term Loan, 6.231%, (1-month SOFR + 2.5%), 6/03/33 ...... United States 2,636,872 2,642,093
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.668%, (1-month SOFR + 2%), 10/21/32 ............. United States 997,494 999,210
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.595%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 436,942 428,959
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B7,
5.412%, (3-month SOFR + 1.75%), 11/21/31 ............. United States 2,853,319 2,851,706
7,923,633
a a a a a a
g
Financial Services 0.2%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.37%, (1-day SOFR + 1.75%), 1/31/33 ................. United States 2,895,739 2,888,297
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.481%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 308,724 308,616
Hudson River Trading LLC, First Lien, CME Term Loan, B2,
6.167%, (1-month SOFR + 2.5%), 3/18/30 ............... United States 282,826 282,657
Jupiter Borrower, Inc., First Lien, Initial CME Term Loan, 6.482%,
(3-month SOFR + 2.75%), 6/30/33 ..................... United States 405,594 408,551
3,888,121
a a a a a a
g
Food Products 0.2%
Chobani LLC, First Lien, Closing Date CME Term Loan, 5.981%,
(1-month SOFR + 2.25%), 10/28/32 .................... United States 244,150 245,371
Froneri International Ltd., First Lien, CME Term Loan, B4,
5.877%, (6-month SOFR + 2.25%), 9/30/31 .............. United Kingdom 2,314,195 2,304,255
f
Wayne-Sanderson Farms LLC, First Lien, CME Term Loan, B,
5.693%, (1-month SOFR + 2%), 5/21/32 ................ United States 2,697,487 2,686,522
5,236,148
a a a a a a
g
Ground Transportation 0.2%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan, 6.632%, (3-month SOFR + 3%), 5/21/31 ....... United Kingdom 62,709 63,086
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B,
5.982%, (3-month SOFR + 2.25%), 8/15/30 .............. United States 1,297,397 1,300,524
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.482%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 2,888,347 2,883,667
4,247,277
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Health Care Equipment & Supplies 0.0%
†
g
TPG, Inc., First Lien, CME Term Loan, B, 5.995%, (3-month
SOFR + 2.25%), 4/07/33 ............................ United States 450,000 $ 443,079
g
Health Care Providers & Services 0.1%
DaVita, Inc., First Lien, CME Term Loan, B2, 5.481%, (1-month
SOFR + 1.75%), 5/09/31 ............................ United States 571,077 571,657
McKesson Medical-Surgical Top Holdings, Inc., First Lien,
Amendment No. 1 CME Term Loan, B, 5.982%, (3-month SOFR
+ 2.25%), 6/09/32 ................................. United States 297,470 298,121
Medical Solutions Holdings, Inc., First Lien, Initial First-Out CME
Term Loan, A1, 9.173%, (3-month SOFR + 5.25%), 11/01/30 . United States 19,885 13,953
Medical Solutions Holdings, Inc., First Lien, Initial First-Out CME
Term Loan, A2, 9.173%, (3-month SOFR + 5.25%), 11/01/30 . United States 17,225 11,670
Medical Solutions Holdings, Inc., First Lien, Initial Second-Out
CME Term Loan, 7.423%, (3-month SOFR + 3.5%), 11/01/30 . United States 58,564 7,418
Medical Solutions Holdings, Inc., First Lien, Initial Third-Out CME
Term Loan, 10.796%, (3-month SOFR + 7%), 11/03/31 ...... United States 20,670 3,031
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.232%,
(3-month SOFR + 4.5%), 4/16/32 ...................... United States 223,313 196,152
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan, 6.231%, (1-month SOFR + 2.5%), 12/19/30 ..... United States 16,543 16,547
1,118,549
a a a a a a
Health Care Technology 0.0%
†
g
Cotiviti, Inc., First Lien, New CME Term Loan, B, 6.397%,
(1-month SOFR + 2.75%), 5/01/31 ..................... United States 309,351 291,022
g
Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.481%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 2,814,929 2,819,039
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.981%, (1-month SOFR + 2.25%), 2/06/30 ... United States 213,061 206,216
DK Crown Holdings, Inc., First Lien, CME Term Loan, B, 5.425%,
(1-month SOFR + 1.75%), 3/04/32 ..................... United States 895,466 894,275
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.482%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 2,223,472 2,207,352
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.731%, (1-month SOFR + 2%), 11/03/32 United States 2,888,492 2,882,715
9,009,597
a a a a a a
Household Products 0.0%
†
g
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.667%, (1-month SOFR + 2%), 3/19/32 ................ United States 894,946 896,069
g
Independent Power and Renewable Electricity Producers 0.1%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.481%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 340,000 340,405
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B, 5.479%, (3-month SOFR + 1.75%), 12/15/31 .. United States 2,302,005 2,297,930
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B,
5.479%, (3-month SOFR + 1.75%), 11/25/32 ............. United States 723,136 719,369
3,357,704
a a a a a a
g
Insurance 0.1%
Asurion LLC, First Lien, New CME Term Loan, B10, 7.763%,
(3-month SOFR + 4%), 8/21/28 ....................... United States 67,216 67,426

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Insurance (continued)
Asurion LLC, First Lien, New CME Term Loan, B11, 8.173%,
(3-month SOFR + 4.25%), 8/21/28 ..................... United States 39,648 $ 39,758
b
Lockton, Inc., First Lien, CME Term Loan, B, 5.823%, (3-month
SOFR + 2%), 4/25/33 ............................... United States 2,270,000 2,272,837
2,380,021
a a a a a a
IT Services 0.0%
†
g
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
7.981%, (1-month SOFR + 4.25%), 12/31/31 ............. United States 313,581 281,361
Machinery 0.0%
†
g
Columbus McKinnon Corp., First Lien, Initial CME Term Loan,
7.232%, (3-month SOFR + 3.5%), 2/03/33 ............... United States 57,378 57,581
g
Media 0.1%
Advantage Sales & Marketing, Inc., First Lien, Exchange CME
Term Loan, 10.014%, (3-month SOFR + 6%), 4/19/30 ...... United States 278,791 246,788
Nexstar Media, Inc., First Lien, CME Term Loan, B7, 6.481%,
(1-month SOFR + 2.75%), 3/18/33 ..................... United States 2,435,643 2,436,020
2,682,808
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
g
Starwood Property Mortgage LLC, First Lien, CME Term Loan,
B5, 5.731%, (1-month SOFR + 2%), 1/02/30 ............. United States 246,263 246,570
g
Oil, Gas & Consumable Fuels 0.3%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.482%, (3-month
SOFR + 1.75%), 12/31/32 ........................... United States 2,900,000 2,888,618
Delek US Holdings, Inc., First Lien, Initial CME Term Loan,
6.731%, (1-month SOFR + 3%), 5/17/32 ................ United States 412,955 414,936
UGI Energy Services LLC, First Lien, Refinancing CME Term
Loan, 5.731%, (1-month SOFR + 2%), 2/22/30 ............ United States 371,617 372,546
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan, 6.954%, (6-month SOFR + 3.25%), 4/11/33 ......... United States 2,826,408 2,849,146
6,525,246
a a a a a a
Paper & Forest Products 0.0%
†
g
Asplundh Tree Expert LLC, First Lien, Amendment No. 5
Refinancing CME Term Loan, 5.481%, (1-month SOFR +
1.75%), 5/30/33 ................................... United States 768,476 768,373
g
Passenger Airlines 0.2%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 6.479%, (3-month SOFR + 2.75%), 5/28/32 ..... United States 895,466 896,585
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.979%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 83,764 83,854
Air Canada, First Lien, CME Term Loan, 5.573%, (3-month SOFR
+ 1.75%), 3/21/31 ................................. Canada 86,945 86,931
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan,
5.479%, (3-month SOFR + 1.75%), 10/15/31 ............. United States 1,642,794 1,640,749
United Airlines, Inc., First Lien, CME Term Loan, B, 5.481%,
(1-month SOFR + 1.75%), 2/24/31 ..................... United States 1,678,725 1,677,466
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.482%,
(3-month SOFR + 2.75%), 2/14/31 ..................... Canada 527,850 506,736
4,892,321
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Personal Care Products 0.0%
†
g
Prestige Brands, Inc., First Lien, Delayed Draw CME Term Loan,
B, 5.731%, (1-month SOFR + 2%), 6/13/33 .............. United States 427,981 $ 429,721
g
Professional Services 0.1%
Maximus, Inc., First Lien, CME Term Loan, B, 5.731%, (1-month
SOFR + 2%), 5/30/31 ............................... United States 199,849 199,975
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.731%, (1-month SOFR + 2%), 5/09/31 ................ United States 2,862,454 2,862,811
3,062,786
a a a a a a
g
Real Estate Management & Development 0.0%
†
Cushman & Wakefield US Borrower LLC, First Lien, Amendment
No. 14 CME Term Loan, 5.981%, (1-month SOFR + 2.25%),
6/13/33 ......................................... United States 457,650 458,412
b
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B4, 5.917%, (3-month SOFR + 2.25%), 8/21/30 ........... United States 336,656 337,077
795,489
a a a a a a
g
Software 0.1%
b
Adeia , Inc., First Lien, Initial CME Term Loan, B6, 6.231%,
(1-month SOFR + 2.5%), 6/08/28 ...................... United States 1,613,658 1,615,675
f,h
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan, 8.12%, (1-day SOFR + 4.5%), 11/17/31 .... United States 68,142 68,184
Gen Digital, Inc., First Lien, CME Term Loan, B, 5.481%, (1-month
SOFR + 1.75%), 9/12/29 ............................ United States 996,058 988,214
2,672,073
a a a a a a
g
Specialty Retail 0.0%
†
b
Chewy, Inc., First Lien, Initial CME Term Loan, 5.446%, (3-month
SOFR + 1.75%), 6/23/33 ............................ United States 599,144 598,770
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
6.981%, (1-month SOFR + 3.25%), 1/23/32 .............. United States 126,466 127,222
725,992
a a a a a a
g
Trading Companies & Distributors 0.1%
QXO Building Products, Inc., First Lien, 2026 Incremental CME
Term Loan, B, 5.731%, (1-month SOFR + 2%), 7/01/33 ..... United States 844,444 844,022
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.731%, (1-month SOFR + 2%), 4/30/32 ................ United States 900,000 900,122
1,744,144
a a a a a a
Water Utilities 0.0%
†
b,g
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
5.902%, (3-month SOFR + 2.25%), 10/01/32 ............. United States 123,993 124,148
Total Senior Floating Rate Interests (Cost $106,252,094) .......................
106,115,278
i
Marketplace Loans 0.0%
b
Financial Services 0.0%
†
a a a a a a
Total Marketplace Loans (Cost $6,270,859) ...................................
844,517
Foreign Government and Agency Securities 2.8%
d
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 1,680,000 1,685,513
d
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 1,950,000 EUR 2,090,419

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 3,520,000 $ 3,348,400
Senior Bond, 6%, 10/20/33 ........................... Brazil 860,000 854,840
d
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 360,000 343,359
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 1,550,000 EUR 1,794,176
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 1,580,000 1,580,000
Colombia Government Bond ,
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 1,870,000 1,965,370
Senior Note, 4.5%, 11/26/30 .......................... Colombia 1,050,000 EUR 1,201,206
d
Comision Federal de Electricidad , Senior Bond , Reg S, 3.348% ,
2/09/31 ......................................... Mexico 2,230,000 1,997,765
d
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.75% ,
1/15/31 ......................................... Chile 1,530,000 1,429,232
d
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 2,130,000 2,181,653
d
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 1,500,000 1,513,500
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 1,610,000 1,507,765
d
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 1,290,000 1,289,355
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 950,000 866,827
d
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 1,230,000 1,259,306
d
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 1,620,000 1,704,119
d
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 2,100,000 2,133,405
d
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 2,270,000 2,360,800
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 800,000 851,700
d
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 1,920,000 1,933,091
Indonesia Government Bond ,
d
Senior Bond, Reg S, 4.35%, 1/08/27 ................... Indonesia 830,000 831,569
Senior Note, 5.03%, 5/29/31 ......................... Indonesia 1,690,000 1,680,640
d
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 2,300,000 2,234,550
d
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 1,820,000 1,738,101
Mexico Government Bond ,
Senior Bond, 2.659%, 5/24/31 ........................ Mexico 2,010,000 1,771,815
Senior Bond, 6.125%, 2/09/38 ........................ Mexico 400,000 382,500
d
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 1,110,000 EUR 1,287,243
d
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 1,650,000 1,740,285
d
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 500,000 EUR 570,326
d
Office Cherifien des Phosphates , Senior Bond , 144A, 6.7% ,
3/01/36 ......................................... Morocco 540,000 548,853
d
Paraguay Government Bond , Senior Bond , 144A, 3.849% ,
6/28/33 ......................................... Paraguay 3,330,000 3,051,113
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 2,800,000 2,564,100
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 390,000 389,299
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 2,540,000 2,538,938
d
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 1,890,000 1,805,182
d
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 2,210,000 EUR 2,538,268
Senior Note, Reg S, 3%, 2/27/27 ...................... Romania 1,740,000 1,722,437

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 2,130,000 $ 2,166,258
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 850,000 850,129
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 1,720,000 1,744,843
d
Trinidad & Tobago Government Bond , Senior Bond , 144A, 6.2% ,
7/16/38 .........................................
Trinidad and
Tobago 380,000 372,020
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 3,580,000 3,483,607
Uruguay Government Bond , Senior Bond , 4.375% , 1/23/31 ....
Uruguay 800,000 799,200
d
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 1,620,000 1,712,466
Total Foreign Government and Agency Securities (Cost $74,993,396) ............
74,415,543
U.S. Government and Agency Securities 6.3%
FFCB , 2.1%, 2/25/36 .................................
United States 9,300,000 7,301,036
U.S. Treasury Bonds ,
2.25%, 8/15/46 ................................... United States 21,200,000 13,196,586
2.75%, 8/15/47 ................................... United States 5,300,000 3,576,568
2.75%, 11/15/47 .................................. United States 16,140,000 10,856,042
3.125%, 5/15/48 .................................. United States 20,400,000 14,620,266
2.875%, 5/15/49 .................................. United States 40,665,000 27,509,237
j
2.25%, 8/15/49 ................................... United States 49,444,000 29,214,451
1.25%, 5/15/50 ................................... United States 54,335,000 24,443,321
2.375%, 5/15/51 .................................. United States 10,150,000 6,024,977
1.875%, 11/15/51 ................................. United States 57,990,000 30,159,330
Total U.S. Government and Agency Securities (Cost $208,630,206) ..............
166,901,814
Asset-Backed Securities 16.1%
Automobiles 0.7%
Ford Credit Floorplan Master Owner Trust A , 2026-1 , A , 4.42% ,
5/15/31 . ......................................... United States 17,612,000 17,532,082
Consumer Finance 2.0%
GM Financial Consumer Automobile Receivables Trust , 2026-2 ,
A3 , 4.15% , 8/18/31 . ................................ United States 6,436,000 6,392,037
Hyundai Auto Receivables Trust , 2026-B , A3 , 4.51% , 2/18/31 . ..
United States 20,830,000 20,842,233
Toyota Auto Receivables Owner Trust ,
2026-B, A3, 4.13%, 12/16/30 ......................... United States 8,219,000 8,165,062
2026-C, A3, 4.51%, 3/17/31 .......................... United States 8,393,000 8,385,939
World Omni Auto Receivables Trust , 2026-B , A3 , 4.37% , 6/16/31 .
United States 10,733,000 10,698,092
54,483,363
a a a a a a
Financial Services 13.4%
d,g
AGL CLO 14 Ltd. , 2021-14A , AR , 144A, FRN , 4.864% , ( 3-month
SOFR + 1.13% ), 12/02/34 . ........................... United States 7,900,000 7,907,877
d,g
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.416% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 1,352,052 1,361,275
d,g
BlueMountain CLO XXVI Ltd. , 2019-26A , D1R2 , 144A, FRN ,
6.729% , ( 3-month SOFR + 3% ), 10/20/34 . ............... United States 7,725,000 7,737,308
d
BofA Auto Trust , 2026-1A , A3 , 144A, 4.18% , 10/15/30 . ....... United States 5,790,000 5,749,215
d
BRAVO Residential Funding Trust ,
2024-CES1, A1A, 144A, 6.377%, 4/25/54 ................ United States 2,069,106 2,079,056
g
2025-HE1, A1, 144A, FRN, 4.966%, (30-day SOFR Average +
1.35%), 9/25/72 ................................... United States 2,827,114 2,835,016
d,g
Buckhorn Park CLO Ltd. , 2019-1A , ARR , 144A, FRN , 4.799% ,
( 3-month SOFR + 1.07% ), 7/18/34 . .................... United States 4,120,000 4,120,047

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d,g
Carlyle Global Market Strategies CLO Ltd. , 2016-1A , A1R3 , 144A,
FRN , 4.819% , ( 3-month SOFR + 1.09% ), 4/20/34 . ......... United States 6,996,891 $ 7,002,301
CarMax Auto Owner Trust ,
2026-2, A2A, 4.11%, 8/15/29 ......................... United States 8,702,000 8,687,684
2026-2, A3, 4.22%, 6/16/31 .......................... United States 5,340,000 5,298,679
2026-3, A3, 4.6%, 9/15/31 ........................... United States 5,882,000 5,881,500
d
Chase Auto Owner Trust , 2026-1A , A3 , 144A, 4.53% , 6/25/31 . .. United States 8,757,000 8,745,710
d,g
CIFC Funding Ltd. ,
2022-2A, A1R, 144A, FRN, 4.699%, (3-month SOFR + 0.97%),
4/19/35 ......................................... United States 23,690,000 23,665,126
2024-2A, A1, 144A, FRN, 5.253%, (3-month SOFR + 1.52%),
4/22/37 ......................................... United States 7,200,000 7,200,000
f
2024-2AR, A1R, 144A, FRN, Zero Cpn ., (3-month SOFR +
1.2%), 4/22/37 .................................... United States 12,500,000 12,503,125
d
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 1,474,000 1,454,339
2025-1A, A1, 144A, 5.316%, 5/25/50 ................... United States 1,582,000 1,570,319
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 6,539,000 6,366,317
d
Compass Datacenters Issuer III LLC , 2026-2A , A21 , 144A,
5.715% , 7/25/56 . .................................. United States 3,397,000 3,420,983
g
CWABS, Inc. Asset-Backed Certificates Trust , 2004-1 , M1 , FRN ,
4.589% , ( 1-month SOFR + 0.864% ), 3/25/34 . ............. United States 67,605 71,343
d,g
Dryden 115 CLO Ltd. , 2024-115A , BR , 144A, FRN , 5.229% ,
( 3-month SOFR + 1.5% ), 4/18/37 . ..................... Jersey 10,850,000 10,863,181
d,g
Dryden 68 CLO Ltd. , 2019-68A , ARR , 144A, FRN , 4.853% ,
( 3-month SOFR + 1.1% ), 7/15/35 . ..................... United States 3,500,000 3,502,179
d,g
Elmwood CLO 25 Ltd. , 2024-1A , CR , 144A, FRN , 5.5% , ( 3-month
SOFR + 1.75% ), 4/17/37 . ............................ United States 7,150,000 7,172,590
d
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 1,810,129 1,802,224
2025-FL2, A1, 144A, 5.053%, 11/25/55 ................. United States 1,592,242 1,573,984
k
2025-HE4, A, 144A, FRN, 5.408%, 7/25/55 .............. United States 844,869 838,079
k
2025-HE5, A, 144A, FRN, 5.285%, 8/25/55 .............. United States 1,581,186 1,568,038
d
GS Mortgage-Backed Securities Trust ,
2025-CES2, A1, 144A, 5.18%, 9/25/55 .................. United States 2,081,140 2,066,231
g
2025-HE1, A1, 144A, FRN, 5.166%, (30-day SOFR Average +
1.55%), 10/25/55 .................................. United States 2,370,347 2,380,832
d,g
HalseyPoint CLO 4 Ltd. , 2021-4A , BR , 144A, FRN , 5.543% ,
( 3-month SOFR + 1.7% ), 7/20/37 . ..................... United States 8,000,000 8,004,272
d
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................... United States 14,062,705 13,911,944
2021-3, B, 144A, 2.649%, 1/17/41 ..................... United States 5,672,109 5,294,090
d
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 10,781,000 10,562,597
d
J.P. Morgan Mortgage Trust ,
g
2023-HE2, A1, 144A, FRN, 5.321%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 619,567 620,990
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 993,155 995,233
k
2025-CES2, A1, 144A, FRN, 5.592%, 6/25/55 ............ United States 1,769,180 1,772,086
g
2025-HE3, A1, 144A, FRN, 4.971%, (30-day SOFR Average +
1.35%), 3/20/56 ................................... United States 1,650,935 1,660,899
d,g
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 5.073% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 7,024,000 7,034,529
d
Lohrasp Enterprise II LLC , 2026-1A , A21 , 144A, 5.512% , 7/17/56 . United States 3,720,000 3,716,699
d,g
Madison Park Funding XLV Ltd. , 2020-45A , ARR , 144A, FRN ,
4.833% , ( 3-month SOFR + 1.08% ), 7/15/34 . .............. United States 11,500,000 11,512,347
d
MAST Ltd. , 2026-1A , A , 144A, 5.134% , 2/15/51 . ............ United States 3,916,851 3,828,733

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d,g
Neuberger Berman Loan Advisers CLO 48 Ltd. , 2022-48A , A1R ,
144A, FRN , 4.9% , ( 3-month SOFR + 1.09% ), 4/25/36 . ...... United States 14,850,000 $ 14,860,266
d,g
Neuberger Berman Loan Advisers CLO 50 Ltd. , 2022-50A , AR2 ,
144A, FRN , 4.792% , ( 3-month SOFR + 1.04% ), 7/23/36 . .... Jersey 2,525,000 2,526,787
d,g
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , AR2 ,
144A, FRN , 4.752% , ( 3-month SOFR + 1% ), 10/23/36 . ...... Jersey 2,335,000 2,337,248
d
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 17,277,000 14,158,666
d,g
NGC 2024-I Ltd. , 2024-1A , BR , 144A, FRN , 5.329% , ( 3-month
SOFR + 1.6% ), 7/20/37 . ............................. Jersey 3,650,000 3,651,949
d,g
Northwoods Capital Ltd. , 2018-11BA , D1R2 , 144A, FRN , 7.279% ,
( 3-month SOFR + 3.55% ), 7/19/37 . .................... United States 7,200,000 7,199,918
d,g
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.103% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 3,145,000 3,151,450
d,g
Park Avenue Institutional Advisers CLO Ltd. , 2022-2A , CR2 ,
144A, FRN , 6.807% , ( 3-month SOFR + 3% ), 1/20/37 . ....... United States 500,000 500,375
d
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 1,403,243 1,387,846
d
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 1,241,000 1,219,400
d
PRET LLC ,
2026-NPL3, A1, 144A, 4.968%, 2/25/56 ................. United States 7,085,252 7,011,599
2026-NPL6, A1, 144A, 5.693%, 5/25/56 ................. United States 8,739,733 8,722,854
2026-RN2, A1, 144A, 5.77%, 7/25/56 ................... United States 5,026,000 5,019,537
d
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 . ......... United States 2,400,619 2,405,811
d
RCO IX Mortgage LLC , 2026-2 , A1 , 144A, 5.765% , 5/25/31 . ... United States 4,468,991 4,454,140
d,g
Regatta XI Funding Ltd. , 2018-1A , D1R2 , 144A, FRN , 6.7% ,
( 3-month SOFR + 2.95% ), 7/17/37 . .................... United States 7,300,000 7,324,959
d
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 5,591,000 5,496,351
d,g
Sound Point CLO XXII Ltd. , 2019-1A , ARR , 144A, FRN , 4.759% ,
( 3-month SOFR + 1.03% ), 1/20/32 . .................... United States 786,174 786,571
d,g
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.84% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 3,850,000 3,853,132
d,g
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.653% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 1,496,005 1,495,997
d,g
Towd Point Mortgage Trust , 2025-HE2 , A1A , 144A, FRN , 4.966% ,
( 30-day SOFR Average + 1.35% ), 9/25/65 . ............... United States 4,081,453 4,092,455
d
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 2,976,453 2,966,665
d,g
Venture 45 CLO Ltd. , 2022-45A , A1R , 144A, FRN , 4.999% ,
( 3-month SOFR + 1.27% ), 7/20/35 . .................... Jersey 12,000,000 12,013,864
d,g
Voya CLO Ltd. , 2018-2A , A2 , 144A, FRN , 5.265% , ( 3-month
SOFR + 1.512% ), 7/15/31 . ........................... United States 105,616 105,670
d,g
Wellfleet CLO Ltd. , 2021-3A , AR , 144A, FRN , 4.953% , ( 3-month
SOFR + 1.2% ), 1/15/35 . ............................. United States 12,000,000 12,012,403
353,094,890
a a a a a a
Ground Transportation 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 . ......................................... United States 5,869 5,895
Total Asset-Backed Securities (Cost $429,285,406) ............................
425,116,230
Commercial Mortgage-Backed Securities 5.7%
Financial Services 5.7%
BANK Trust ,
2019-BN18, A2, 3.474%, 5/15/62 ...................... United States 1,560,562 1,514,616
2019-BN19, B, 3.647%, 8/15/61 ....................... United States 2,165,000 1,774,624

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
BANK5 Trust , 2025-5YR17 , AS , FRN , 5.626% , 11/15/58 ...... United States 2,797,000 $ 2,814,260
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% ,
5/15/52 ......................................... United States 1,077,020 1,055,908
k
BBCMS Mortgage Trust ,
2024-5C29, B, FRN, 5.858%, 9/15/57 ................... United States 3,062,000 3,061,607
l
2024-5C31, XA, IO, FRN, 1.061%, 12/15/57 .............. United States 31,879,969 978,766
l
2025-5C33, XA, IO, FRN, 0.817%, 3/15/58 ............... United States 87,078,578 2,228,454
2025-5C37, AS, FRN, 5.382%, 9/15/58 ................. United States 4,532,000 4,523,045
2026-5C40, B, FRN, 5.78%, 2/15/59 ................... United States 4,353,000 4,366,545
2026-5C40, C, FRN, 5.813%, 2/15/59 .................. United States 2,950,000 2,905,990
Benchmark Mortgage Trust ,
2019-B13, A2, 2.889%, 8/15/57 ....................... United States 4,166,725 4,018,907
2020-B17, A2, 2.211%, 3/15/53 ....................... United States 2,466,341 2,333,953
k,l
2025-V13, XA, IO, FRN, 0.914%, 2/15/58 ................ United States 47,837,000 1,219,203
k,l
2025-V14, XA, IO, FRN, 0.767%, 4/15/57 ................ United States 85,789,204 2,111,555
k
2026-V20, B, FRN, 5.687%, 2/15/59 .................... United States 3,923,000 3,916,585
k,l
2026-V20, XB, IO, FRN, 0.751%, 2/15/59 ................ United States 65,367,000 2,234,649
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 2,697,000 2,697,238
k,l
2026-V21, XA, IO, FRN, 1.43%, 3/15/59 ................. United States 31,821,333 1,830,828
d,g
BIKE Pass-Through Trust , 2026-BAND , B , 144A, FRN , 7.826% ,
( 1-month SOFR + 4.15% ), 7/15/43 ..................... United States 2,622,000 2,627,404
d,g
BX Commercial Mortgage Trust , 2026-CSMO , C , 144A, FRN ,
5.676% , ( 1-month SOFR + 2% ), 2/15/43 ................ United States 2,824,000 2,858,572
d
BX Trust ,
g
2022-IND, A, 144A, FRN, 5.167%, (1-month SOFR + 1.491%),
4/15/37 ......................................... United States 3,487,308 3,491,608
k
2025-ARIA, C, 144A, FRN, 5.517%, 12/13/42 ............. United States 3,020,000 2,991,869
g
2025-VOLT, A, 144A, FRN, 5.376%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 1,360,000 1,358,909
g
2026-CLS, D, 144A, FRN, 7.126%, (1-month SOFR + 3.45%),
5/15/43 ......................................... United States 2,198,000 2,212,109
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 3,055,000 3,044,641
k
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 2,221,000 2,182,503
Citigroup Commercial Mortgage Trust ,
k
2016-P3, B, FRN, 4.271%, 4/15/49 ..................... United States 4,121,000 3,987,057
2020-GC46, A2, 2.708%, 2/15/53 ...................... United States 1,892,638 1,789,926
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 3,092,000 3,002,898
d,k
2013-CR6, C, 144A, FRN, 3.777%, 3/10/46 .............. United States 3,722,280 3,593,673
k
2014-CR14, C, FRN, 3.189%, 2/10/47 .................. United States 4,200,000 4,148,666
d,k
2014-UBS6, D, 144A, FRN, 3.814%, 12/10/47 ............ United States 2,941,038 2,862,422
CSAIL Commercial Mortgage Trust , 2017-CX10 , A3 , 3.398% ,
11/15/50 ........................................ United States 189,832 189,766
d,k
GS Mortgage Securities Corp. Trust , 2017-375H , C , 144A, FRN ,
3.483% , 9/10/37 ................................... United States 3,013,000 2,898,351
GS Mortgage Securities Trust ,
d,k
2013-GC13, B, 144A, FRN, 3.725%, 7/10/46 ............. United States 1,143,315 1,126,665
2016-GS2, A4, 3.05%, 5/10/49 ........................ United States 64,522 64,435
2019-GC42, A2, 2.933%, 9/10/52 ...................... United States 3,281,540 3,130,111
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP3 , AS , 3.144% , 8/15/49 ........................... United States 3,300,000 3,205,795
k
JPMBB Commercial Mortgage Securities Trust , 2014-C18 , C ,
FRN , 4.51% , 2/15/47 ............................... United States 3,000,000 2,935,106

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
d,k
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
6.359% , 10/15/42 .................................. United States 3,149,000 $ 3,175,915
Morgan Stanley Bank of America Merrill Lynch Trust ,
k
2013-C10, C, FRN, 3.949%, 7/15/46 ................... United States 3,150,000 2,916,556
k
2015-C21, B, FRN, 3.854%, 3/15/48 ................... United States 907,591 889,941
k
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 4,904,000 4,490,261
k,l
2025-5C1, XA, IO, FRN, 1.156%, 3/15/58 ................ United States 120,112,017 4,246,897
2025-5C2, AS, 5.384%, 11/15/58 ...................... United States 1,923,000 1,910,286
Morgan Stanley Capital I Trust ,
d
2015-UBS8, D, 144A, 3.18%, 12/15/48 .................. United States 2,680,000 2,549,308
2016-BNK2, A4, 3.049%, 11/15/49 ..................... United States 2,266,000 2,235,009
k
2016-UB12, B, FRN, 4.03%, 12/15/49 .................. United States 3,231,000 2,755,723
k,l
2021-L5, XA, IO, FRN, 1.177%, 5/15/54 ................. United States 35,984,794 1,525,252
d,k
NYC Commercial Mortgage Trust , 2026-1325 , D , 144A, FRN ,
6.685% , 5/09/41 ................................... United States 1,917,000 1,908,069
d,g
SCG Commercial Mortgage Trust , 2025-FLWR , A , 144A, FRN ,
4.926% , ( 1-month SOFR + 1.25% ), 8/15/42 .............. United States 3,500,000 3,503,978
d,k
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 2,936,000 2,909,644
d,k
VRTX Trust , 2025-HQ , D , 144A, FRN , 6.596% , 8/05/42 ....... United States 4,242,000 4,148,005
Wells Fargo Commercial Mortgage Trust ,
d,k
2016-C34, D, 144A, FRN, 5.22%, 6/15/49 ............... United States 1,839,922 1,806,329
2016-LC24, AS, 3.367%, 10/15/49 ..................... United States 3,440,000 3,426,710
k,l
2026-5C10, XA, IO, FRN, 0.985%, 6/15/59 ............... United States 49,771,682 2,134,200
k,l
2026-5C8, XA, IO, FRN, 1.375%, 3/15/59 ................ United States 55,696,298 2,978,599
d,g
X-Caliber Funding LLC , 2026-HRP , A , 144A, FRN , 9.92% ,
( 1-month SOFR + 6.25% ), 7/15/46 ..................... United States 1,334,000 1,339,161
150,139,062
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $151,470,465) .............
150,139,062
Mortgage-Backed Securities 26.4%
m
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 3.978%, (COFI 11th District +/- MBS Margin), 11/01/27 United States 24,083 23,891
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.9%
FHLMC Gold Pool, 30 Year, 4.5%, 3/01/39 ................ United States 356,319 346,935
FHLMC Gold Pool, 30 Year, 5%, 8/01/33 - 2/01/39 ........... United States 2,252,276 2,241,260
FHLMC Gold Pool, 30 Year, 5.5%, 1/01/35 - 12/01/37 ........ United States 239,089 242,296
FHLMC Gold Pool, 30 Year, 6%, 5/01/33 - 4/01/38 ........... United States 244,651 253,872
FHLMC Gold Pool, 30 Year, 6.5%, 2/01/29 - 3/01/39 ......... United States 177,039 184,915
FHLMC Gold Pool, 30 Year, 7%, 1/01/28 - 7/01/32 ........... United States 8,567 8,981
FHLMC Gold Pool, 30 Year, 7.5%, 3/01/32 ................ United States 3,839 3,989
FHLMC Gold Pool, 30 Year, 8%, 2/01/30 .................. United States 1,594 1,633
FHLMC Gold Pool, 30 Year, 8.5%, 8/01/30 ................ United States 235 244
FHLMC Pool, 15 Year, 2%, 4/01/37 - 8/01/37 ............... United States 6,945,784 6,287,090
FHLMC Pool, 15 Year, 2.5%, 5/01/37 ..................... United States 2,677,023 2,478,841
FHLMC Pool, 15 Year, 3%, 4/01/37 - 9/01/37 ............... United States 2,767,443 2,588,594
FHLMC Pool, 15 Year, 4%, 12/01/39 ..................... United States 2,608,001 2,503,137
FHLMC Pool, 30 Year, 2%, 5/01/51 ...................... United States 3,628,430 2,831,755
FHLMC Pool, 30 Year, 2.5%, 7/01/52 ..................... United States 3,431,817 2,804,591
FHLMC Pool, 30 Year, 3%, 3/01/52 ...................... United States 937,452 802,705
FHLMC Pool, 30 Year, 3.5%, 12/01/52 .................... United States 5,535,382 4,917,089
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ..................... United States 22,752,720 21,528,549
FHLMC Pool, 30 Year, 5.5%, 10/01/55 .................... United States 511,531 506,937
50,533,413

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
m
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 3.982% - 4.671%, (COFI 11th District +/- MBS Margin),
12/01/27 - 9/01/34 ................................. United States 478,214 $ 467,778
FNMA, 5.433%, (6-month Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 10/01/32 ................... United States 27,102 27,320
FNMA, 5.47% - 5.987%, (1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 2/01/34 - 3/01/37 ........ United States 130,303 132,315
FNMA, 6.049% - 6.312%, (1-year CMT T-Note +/- MBS Margin),
12/01/34 - 10/01/36 ................................ United States 29,822 30,585
657,998
Federal National Mortgage Association (FNMA) Fixed Rate 16.9%
FNMA, 15 Year, 2%, 4/01/37 ........................... United States 311,330 281,787
FNMA, 15 Year, 3%, 9/01/37 - 10/01/37 ................... United States 3,515,487 3,287,732
FNMA, 15 Year, 3.5%, 12/01/39 ......................... United States 446,944 421,221
FNMA, 30 Year, 3.5%, 12/01/52 ......................... United States 27,958,621 24,835,688
FNMA, 30 Year, 4.5%, 9/01/55 ......................... United States 350,922 330,035
FNMA, 30 Year, 5%, 6/01/36 - 10/01/55 ................... United States 3,599,513 3,489,188
FNMA, 30 Year, 5.5%, 6/01/33 - 8/01/55 .................. United States 17,170,137 17,096,864
FNMA, 30 Year, 6%, 9/01/32 - 9/01/38 .................... United States 1,744,332 1,807,831
FNMA, 30 Year, 6.5%, 8/01/28 - 5/01/37 .................. United States 32,348 33,532
FNMA, 30 Year, 7.5%, 1/01/30 ......................... United States 1,229 1,260
FNMA, 30 Year, 8.5%, 4/01/30 - 5/01/32 .................. United States 7,522 7,728
n
Uniform Mortgage-Backed Securities, 1.5%, TBA, 8/25/41 ..... United States 14,000,000 12,358,568
n
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/41 ...... United States 19,000,000 17,173,124
n
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/56 ...... United States 120,390,000 93,810,145
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/41 ..... United States 6,000,000 5,548,587
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/56 ..... United States 50,890,000 41,498,645
n
Uniform Mortgage-Backed Securities, 3%, TBA, 8/25/56 ...... United States 53,690,000 45,781,196
n
Uniform Mortgage-Backed Securities, 4%, TBA, 8/25/56 ...... United States 32,140,000 29,344,825
n
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/41 ..... United States 1,000,000 976,932
n
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/41 ...... United States 3,000,000 2,985,689
n
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/56 ...... United States 41,190,000 39,756,602
n
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..... United States 11,850,000 11,728,674
n
Uniform Mortgage-Backed Securities, 6%, TBA, 8/25/56 ...... United States 35,090,000 35,481,884
n
Uniform Mortgage-Backed Securities, 6.5%, TBA, 8/25/56 ..... United States 54,000,000 55,676,937
443,714,674
m
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 5.125% - 5.125%, (1-year CMT T-Note +/- MBS Margin),
10/20/26 - 10/20/26 ................................ United States 192 192
192
Government National Mortgage Association (GNMA) Fixed Rate 7.6%
GNMA I, 30 Year, 7%, 10/15/27 - 6/15/31 .................. United States 3,013 3,115
GNMA I, Single-family, 30 Year, 6%, 1/15/39 ............... United States 37,953 39,808
GNMA I, Single-family, 30 Year, 6.5%, 10/15/31 - 7/15/38 ...... United States 2,917 2,955
GNMA I, Single-family, 30 Year, 7%, 4/15/28 ............... United States 830 835
GNMA II, Single-family, 30 Year, 2%, 7/20/52 ............... United States 6,976,369 5,610,272
n
GNMA II, Single-family, 30 Year, 2%, 8/15/56 ............... United States 20,940,000 16,771,631
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 - 5/20/52 ...... United States 12,985,213 10,856,740
GNMA II, Single-family, 30 Year, 2.5%, 7/20/52 ............. United States 12,801,992 10,713,341
n
GNMA II, Single-family, 30 Year, 2.5%, 8/15/56 ............. United States 38,110,000 31,815,477
GNMA II, Single-family, 30 Year, 3%, 10/20/49 - 6/20/52 ...... United States 7,476,280 6,499,580
n
GNMA II, Single-family, 30 Year, 3.5%, 8/15/56 ............. United States 17,260,000 15,111,553
n
GNMA II, Single-family, 30 Year, 4%, 8/15/56 ............... United States 13,000,000 11,762,754
n
GNMA II, Single-family, 30 Year, 4.5%, 8/15/56 ............. United States 13,790,000 12,927,561
n
GNMA II, Single-family, 30 Year, 5%, 8/15/56 ............... United States 20,000,000 19,354,131

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
n
GNMA II, Single-family, 30 Year, 5.5%, 8/15/56 ............. United States 33,930,000 $ 33,710,843
GNMA II, Single-family, 30 Year, 6%, 5/20/31 ............... United States 574 585
n
GNMA II, Single-family, 30 Year, 6%, 8/15/56 ............... United States 23,690,000 24,080,067
GNMA II, Single-family, 30 Year, 6.5%, 3/20/28 - 5/20/55 ...... United States 1,628,206 1,685,398
GNMA II, Single-family, 30 Year, 7.5%, 8/20/30 - 1/20/33 ...... United States 8,215 8,410
200,955,056
Total Mortgage-Backed Securities (Cost $712,619,050) .........................
695,885,224
Residential Mortgage-Backed Securities 3.6%
Capital Markets 0.0%
†
g
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN ,
4.579% , ( 1-month SOFR + 0.854% ), 3/25/28 ............. United States 39,052 35,671
Financial Services 3.6%
d,g
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 7.466% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 2,439,000 2,495,387
d
BRAVO Residential Funding Trust ,
k
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................. United States 1,855,260 1,764,725
2023-NQM6, A1, 144A, 6.602%, 9/25/63 ................ United States 854,588 852,527
d
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 1,171,000 1,174,175
d,g
Chase Home Lending Mortgage Trust ,
2025-3, A11, 144A, FRN, 4.916%, (30-day SOFR Average +
1.3%), 2/25/56 .................................... United States 2,132,652 2,133,106
2025-7, A11, 144A, FRN, 5.016%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 1,809,823 1,819,443
d,k
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................ United States 778,977 721,034
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................ United States 298,348 279,778
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................ United States 1,209,294 1,122,815
d,k
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% ,
5/25/42 ......................................... United States 124,856 116,594
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 ,
3A1 , 5% , 1/25/38 .................................. Switzerland 71,932 39,275
d
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 .. United States 574,930 575,754
d,g
FHLMC STACR REMIC Trust ,
2021-DNA6, M2, 144A, FRN, 5.116%, (30-day SOFR Average +
1.5%), 10/25/41 ................................... United States 1,084,531 1,085,948
2023-HQA1, M1A, 144A, FRN, 5.616%, (30-day SOFR Average
+ 2%), 5/25/43 .................................... United States 1,516,205 1,523,530
2025-DNA1, A1, 144A, FRN, 4.566%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 1,981,585 1,983,641
2025-DNA2, A1, 144A, FRN, 4.716%, (30-day SOFR Average +
1.1%), 5/25/45 .................................... United States 1,492,920 1,497,346
2025-DNA3, M1, 144A, FRN, 4.716%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 1,699,865 1,700,483
d,g
FNMA Connecticut Avenue Securities Trust ,
2025-R01, 1M1, 144A, FRN, 4.716%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 740,560 740,769
2025-R02, 1A1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 1,130,824 1,131,872
2025-R03, 2A1, 144A, FRN, 5.066%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 1,499,674 1,506,680
2025-R04, 1A1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 1,413,795 1,415,614
2026-R01, 2M1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 2,924,404 2,925,159

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
d,g
FNMA Connecticut Avenue Securities Trust, (continued)
2026-R03, 2A1, 144A, FRN, 4.716%, (30-day SOFR Average +
1.1%), 4/25/46 .................................... United States 8,494,944 $ 8,517,256
d,g
GS Mortgage-Backed Securities Trust , 2025-PJ8 , A27 , 144A,
FRN , 4.916% , ( 30-day SOFR Average + 1.3% ), 2/25/56 ..... United States 793,027 795,081
d
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 1,647,946 1,653,701
g
Impac CMB Trust , 2005-4 , 1A1B , FRN , 4.089% , ( 1-month SOFR
+ 0.284% ), 5/25/35 ................................ United States 1,629,865 1,572,970
d
Imperial Fund Mortgage Trust , 2023-NQM1 , A1 , 144A, 5.941% ,
2/25/68 ......................................... United States 1,953,056 1,948,922
d,k
J.P. Morgan Mortgage Trust , 2021-15 , A4 , 144A, FRN , 2.5% ,
6/25/52 ......................................... United States 5,499,608 4,845,729
d,k
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 1,116,000 1,119,664
d,k
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 2,457,844 2,413,635
d
Morgan Stanley Residential Mortgage Loan Trust , 2024-NQM1 ,
A1 , 144A, 6.152% , 12/25/68 .......................... United States 1,688,060 1,691,677
d
OBX Trust ,
k
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................ United States 1,110,547 982,580
2024-NQM2, A1, 144A, 5.878%, 12/25/63 ............... United States 1,021,129 1,021,991
2024-NQM3, A1, 144A, 6.129%, 12/25/63 ............... United States 1,324,157 1,327,623
2024-NQM4, A1, 144A, 6.067%, 1/25/64 ................ United States 842,717 845,879
2024-NQM8, A1, 144A, 6.233%, 5/25/64 ................ United States 1,995,053 2,004,419
g
2025-J2, AF, 144A, FRN, 4.916%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 2,017,597 2,023,435
d,k
OLIT , 2025-HB2 , A , 144A, FRN , 3% , 11/25/38 .............. United States 1,790,533 1,752,089
d,k
Onity Loan Investment Trust ,
2025-HB1, A, 144A, FRN, 3%, 6/25/38 .................. United States 279,176 274,078
2026-HB3, A, 144A, FRN, 3%, 6/25/39 .................. United States 2,728,254 2,671,460
2026-HB3, M2, 144A, FRN, 3%, 6/25/39 ................ United States 2,954,000 2,714,837
d,g
PMT Loan Trust , 2025-J2 , A11 , 144A, FRN , 4.966% , ( 30-day
SOFR Average + 1.35% ), 8/25/56 ..................... United States 500,792 502,262
d,k
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 1,798,025 1,579,514
d,k
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 1,332,058 1,133,125
d
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 4,048,466 3,990,218
d,k
PRPM Trust , 2026-NQM3 , A1 , 144A, FRN , 5.845% , 7/25/71 ... United States 4,468,000 4,480,976
d,k
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 9,440,636 8,408,617
d,g
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN ,
5.116% , ( 30-day SOFR Average + 1.5% ), 12/25/55 ......... United States 1,303,441 1,310,130
d,g
Sequoia Mortgage Trust , 2025-8 , A26F , 144A, FRN , 5.016% , ( 30-
day SOFR Average + 1.4% ), 9/25/55 ................... United States 1,917,829 1,922,756
d
Verus Securitization Trust ,
2023-6, A1, 144A, 6.665%, 9/25/68 .................... United States 371,785 371,523
2024-4, A1, 144A, 6.218%, 6/25/69 .................... United States 1,331,365 1,337,417
k
2026-R6, A1, 144A, FRN, 5.765%, 7/25/68 ............... United States 2,294,000 2,301,064
96,120,283
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $99,064,214) ...............
96,155,954
Agency Commercial Mortgage-Backed Securities 4.4%
Financial Services 4.4%
FHLMC ,
l
5016, PI, IO, 3%, 9/25/50 ............................ United States 19,549,009 3,228,699
l
5077, AI, IO, 2%, 2/25/51 ............................ United States 28,691,623 3,275,918

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
l
5158, IV, IO, 4%, 1/25/49 ............................ United States 44,577,664 $ 9,315,029
l
5365, IO, 2.5%, 7/25/51 ............................. United States 57,210,888 9,037,043
g
5444, FC, FRN, 4.736%, (30-day SOFR Average + 1.12%),
8/25/54 ......................................... United States 6,928,636 6,987,391
FNMA ,
g
2005-122, FN, FRN, 4.081%, (30-day SOFR Average +
0.464%), 1/25/36 .................................. United States 357,116 354,399
l
2020-47, ID, IO, 4%, 7/25/50 ......................... United States 14,095,113 2,977,914
l
2021-3, TI, IO, 2.5%, 2/25/51 ......................... United States 19,065,040 3,169,315
g
2024-105, KF, FRN, 4.616%, (30-day SOFR Average + 1%),
1/25/55 ......................................... United States 9,798,998 9,846,271
g
2024-77, FM, FRN, 4.566%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 5,356,821 5,357,595
g
2024-82, FE, FRN, 4.566%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 9,023,713 9,056,507
g
2024-87, FB, FRN, 4.716%, (30-day SOFR Average + 1.1%),
12/25/54 ........................................ United States 9,805,878 9,885,482
g
2025-25, FB, FRN, 4.566%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 2,433,296 2,442,373
l
GNMA ,
2020-173, MI, IO, 2.5%, 11/20/50 ...................... United States 24,924,085 3,623,708
2020-189, IA, IO, 4%, 12/20/49 ....................... United States 21,415,565 4,678,498
2021-140, JI, IO, 3%, 8/20/51 ......................... United States 26,612,518 4,656,523
2022-23, KI, IO, 3%, 4/20/51 ......................... United States 25,962,350 4,306,458
2022-78, IO, 3%, 8/20/51 ............................ United States 18,414,609 3,184,628
2024-168, IO, 3%, 6/20/51 ........................... United States 40,764,885 7,128,090
2025-120, IA, IO, 4%, 3/20/52 ........................ United States 21,096,331 3,951,271
2025-5, IO, 3.5%, 4/20/51 ........................... United States 47,834,065 8,915,303
115,378,415
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $115,012,141) ......
115,378,415
Municipal Bonds 1.6%
California 1.1%
California Municipal Finance Authority , FBI San Diego Project ,
Revenue , 2020 , 2.519% , 10/01/35 ..................... United States 9,245,000 6,819,866
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................. United States 20,405,000 14,882,003
GO, 2021, Refunding, 2.856%, 8/01/49 ................. United States 11,880,000 7,499,898
29,201,767
Ohio 0.5%
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 16,585,000 12,071,450
Texas 0.0%
†
City of Austin , Electric Utility , Revenue , 2019 C , Refunding ,
2.785% , 11/15/31 .................................. United States 370,000 338,165
Total Municipal Bonds (Cost $58,297,320) ....................................
41,611,382
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
All Day Electric, Inc., Escrow Account .................... United States 84 —

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 141,599 $ 2,260
Total Escrows and Litigation Trusts (Cost $–) .................................
2,260
Total Long Term Investments (Cost $3,236,464,820) ...........................
3,122,028,994
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
Puts - Over-the-Counter
Interest Rate Swaptions 0.0%
†
Receive Floating 3-month EURIBOR, Pay Fixed 2.765%,
Counterparty BOFA, Expires 3/19/27 ................... 1 270,377,000 EUR 1,190,902
Total Options Purchased (Cost $1,130,815) ...................................
1,190,902
Short Term Investments 2.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.2%
c,o
Franklin Institutional U.S. Government Money Market Fund,
3.618% ......................................... United States 58,105,086 58,105,086
Total Money Market Funds (Cost $58,105,086) ................................
58,105,086
Total Short Term Investments (Cost $58,105,086 ) ..............................
58,105,086
a
Total Investments (Cost $3,295,700,721) 120.4% ..............................
$3,181,324,982
Options Written (0.0)%
†
....................................................
(932,821)
Other Assets, less Liabilities (20.4)% ........................................
(539,500,051)
Net Assets 100.0% .........................................................
$2,640,892,110
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%
†
Receive Floating 3-month EURIBOR, Pay Fixed 3.165%,
Counterparty BOFA, Expires 3/19/27 ................... 1 (270,377,000) EUR (607,607)
Receive Floating 3-month EURIBOR, Pay Fixed 3.565%,
Counterparty BOFA, Expires 3/19/27 ................... 1 (270,377,000) EUR (325,214)
(932,821)
Total Options Written (Premiums received $1,162,140) .........................
$ (932,821)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
See Note 6 regarding investments in affiliated management investment companies.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $958,508,683, representing 36.3% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible.
f
A portion or all of the security purchased on a delayed delivery basis.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
See Note 4 regarding unfunded loan commitments.
i
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2026, the value of this security pledged amounted to $10,470,021, representing 0.4% of net assets.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
n
Security purchased on a to-be-announced (TBA) basis.
o
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Total Return Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At July 31, 2026, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 0.0%
†
a
Block, Inc.
b
4582384.SQ.FTS.B, 4.552%, 4/03/33 .... $ 863 $ –
b
4581979.SQ.FTS.B, 4.555%, 4/03/33 .... 2,035 –
b
4581962.SQ.FTS.B, 4.709%, 4/03/33 .... 1,755 –
b
4586446.SQ.FTS.B, 4.403%, 4/04/33 .... 5,636 –
b
4591961.SQ.FTS.B, 3.931%, 4/06/33 .... 1,338 –
b
4592572.SQ.FTS.B, 4.553%, 4/06/33 .... 449 –
b
4593610.SQ.FTS.B, 4.871%, 4/06/33 .... 881 –
b
4590729.SQ.FTS.B, 4.875%, 4/06/33 .... 1,383 –
b
4591813.SQ.FTS.B, 4.877%, 4/06/33 .... 2,891 –
b
4604000.SQ.FTS.B, 4.558%, 4/09/33 .... 8,181 –
b
4604804.SQ.FTS.B, 4.56%, 4/09/33 ..... 785 –
b
4605658.SQ.FTS.B, 4.558%, 4/10/33 .... 6,711 –
b
4605063.SQ.FTS.B, 5.031%, 4/10/33 .... 1,320 –
b
4606932.SQ.FTS.B, 4.554%, 4/11/33 .... 2,572 –
b
4606620.SQ.FTS.B, 4.56%, 4/11/33 ..... 668 –
b
4606063.SQ.FTS.B, 4.568%, 4/11/33 .... 2,752 –
b
4606489.SQ.FTS.B, 4.717%, 4/11/33 .... 12,498 –
b
4609493.SQ.FTS.B, 4.722%, 4/12/33 .... 1,353 –
b
4609460.SQ.FTS.B, 4.868%, 4/12/33 .... 2,479 –
b
4610482.SQ.FTS.B, 5.031%, 4/13/33 .... 3,354 –
b
4622864.SQ.FTS.B, 3.302%, 4/15/33 .... 782 –
b
4622664.SQ.FTS.B, 4.556%, 4/15/33 .... 3,107 –
b
4624796.SQ.FTS.B, 3.927%, 4/17/33 .... 457 –
b
4624391.SQ.FTS.B, 4.717%, 4/17/33 .... 3,087 –
b
4625048.SQ.FTS.B, 4.858%, 4/17/33 .... 871 –
b
4626040.SQ.FTS.B, 4.876%, 4/18/33 .... 5,792 –
b
4628862.SQ.FTS.B, 3.304%, 4/19/33 .... 8,296 –
b
4632078.SQ.FTS.B, 4.561%, 4/20/33 .... 21,052 1
b
4638327.SQ.FTS.B, 4.406%, 4/22/33 .... 8,661 –
b
4640261.SQ.FTS.B, 4.539%, 4/24/33 .... 549 –
b
4640985.SQ.FTS.B, 3.3%, 4/25/33 ...... 1,692 1
b
4641063.SQ.FTS.B, 3.774%, 4/25/33 .... 710 –
b
4643805.SQ.FTS.B, 3.931%, 4/25/33 .... 751 –
b
4649015.SQ.FTS.B, 4.56%, 4/27/33 ..... 5,124 –
b
4649299.SQ.FTS.B, 5.031%, 4/27/33 .... 109 –
b
4655501.SQ.FTS.B, 4.556%, 4/29/33 .... 3,367 –
b
4657541.SQ.FTS.B, 3.302%, 4/30/33 .... 836 –
b
4660081.SQ.FTS.B, 4.883%, 5/01/33 .... 422 –
b
4664137.SQ.FTS.B, 4.566%, 5/02/33 .... 2,149 –
b
4666640.SQ.FTS.B, 4.56%, 5/03/33 ..... 10,212 –
b
4674918.SQ.FTS.B, 3.303%, 5/05/33 .... 9,934 –
b
4675113.SQ.FTS.B, 4.56%, 5/05/33 ..... 163 –
b
4684412.SQ.FTS.B, 3.302%, 5/08/33 .... 2,706 –
b
4707828.SQ.FTS.B, 4.566%, 5/11/33 .... 69 –
b
4713712.SQ.FTS.B, 5.031%, 5/13/33 .... 105 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
4720634.SQ.FTS.B, 4.56%, 5/16/33 ..... $ 7,932 $ –
b
4725524.SQ.FTS.B, 4.874%, 5/17/33 .... 19,384 1
b
4741690.SQ.FTS.B, 4.568%, 5/18/33 .... 524 –
b
4744012.SQ.FTS.B, 4.716%, 5/18/33 .... 2,527 –
b
4755474.SQ.FTS.B, 4.566%, 5/22/33 .... 1,198 –
b
4756626.SQ.FTS.B, 4.567%, 5/22/33 .... 371 –
b
4757364.SQ.FTS.B, 4.878%, 5/22/33 .... 2,804 –
b
4790013.SQ.FTS.B, 3.935%, 5/29/33 .... 130 –
b
4807316.SQ.FTS.B, 4.403%, 6/02/33 .... 297 –
b
4810447.SQ.FTS.B, 4.874%, 6/03/33 .... 2,379 –
b
4814556.SQ.FTS.B, 3.302%, 6/04/33 .... 616 –
b
4814833.SQ.FTS.B, 4.561%, 6/04/33 .... 24,496 –
b
4815651.SQ.FTS.B, 4.57%, 6/05/33 ..... 629 –
b
4818987.SQ.FTS.B, 3.302%, 6/06/33 .... 2,640 –
b
4819217.SQ.FTS.B, 4.56%, 6/07/33 ..... 12,317 3
b
4819180.SQ.FTS.B, 5.031%, 6/07/33 .... 266 –
b
4821611.SQ.FTS.B, 4.552%, 6/08/33 .... 702 –
b
4823342.SQ.FTS.B, 4.874%, 6/08/33 .... 714 –
b
4827165.SQ.FTS.B, 4.55%, 6/09/33 ..... 1,298 –
b
4832985.SQ.FTS.B, 4.559%, 6/10/33 .... 12,795 1
b
4831089.SQ.FTS.B, 5.031%, 6/10/33 .... 3,668 –
b
4836929.SQ.FTS.B, 3.932%, 6/13/33 .... 6,637 –
b
4837116.SQ.FTS.B, 4.557%, 6/13/33 .... 2,784 –
b
4840254.SQ.FTS.B, 2.958%, 6/14/33 .... 488 –
b
4840334.SQ.FTS.B, 2.961%, 6/14/33 .... 1,577 –
b
4840427.SQ.FTS.B, 4.334%, 6/14/33 .... 6,145 –
b
4839366.SQ.FTS.B, 4.538%, 6/14/33 .... 11,177 –
b
4839716.SQ.FTS.B, 4.553%, 6/14/33 .... 727 –
b
4840766.SQ.FTS.B, 4.563%, 6/14/33 .... 2,241 –
b
4842339.SQ.FTS.B, 4.654%, 6/15/33 .... 539 –
b
4850020.SQ.FTS.B, 4.528%, 6/16/33 .... 156 –
b
4850454.SQ.FTS.B, 4.558%, 6/16/33 .... 1,505 –
b
4848471.SQ.FTS.B, 4.56%, 6/16/33 ..... 2,931 –
b
4848703.SQ.FTS.B, 4.574%, 6/16/33 .... 1,526 –
b
4848662.SQ.FTS.B, 4.881%, 6/16/33 .... 5,372 –
b
4861177.SQ.FTS.B, 3.33%, 6/17/33 ..... 526 –
b
4860575.SQ.FTS.B, 3.953%, 6/17/33 .... 431 –
b
4858016.SQ.FTS.B, 4.554%, 6/17/33 .... 34 –
b
4860376.SQ.FTS.B, 4.878%, 6/17/33 .... 1,539 –
b
4861282.SQ.FTS.B, 5.031%, 6/17/33 .... 2,636 –
b
4861902.SQ.FTS.B, 3.925%, 6/18/33 .... 1,428 –
b
4861917.SQ.FTS.B, 4.562%, 6/18/33 .... 3,378 1
b
4863326.SQ.FTS.B, 4.403%, 6/19/33 .... 3,221 1
b
4863471.SQ.FTS.B, 4.973%, 6/19/33 .... 7,932 –
b
4866709.SQ.FTS.B, 4.566%, 6/20/33 .... 1,837 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans (continued)
a
Block, Inc. (continued)
b
4866438.SQ.FTS.B, 5.031%, 6/20/33 .... $ 954 $ –
b
4867919.SQ.FTS.B, 3.851%, 6/21/33 .... 6,047 –
b
4868584.SQ.FTS.B, 4.556%, 6/21/33 .... 5,694 –
b
4868143.SQ.FTS.B, 4.56%, 6/21/33 ..... 4,894 –
b
4881919.SQ.FTS.B, 4.568%, 6/28/33 .... 793 –
b
4881733.SQ.FTS.B, 4.882%, 6/28/33 .... 726 –
b
4885937.SQ.FTS.B, 4.723%, 6/29/33 .... 2,665 –
b
4889629.SQ.FTS.B, 4.73%, 7/01/33 ..... 2,050 –
b
4890016.SQ.FTS.B, 4.286%, 7/02/33 .... 1,471 –
b
4889899.SQ.FTS.B, 4.403%, 7/02/33 .... 5,336 –
b
4891423.SQ.FTS.B, 4.563%, 7/03/33 .... 3,072 –
b
4901767.SQ.FTS.B, 4.562%, 7/07/33 .... 4,562 –
b
4901412.SQ.FTS.B, 4.715%, 7/07/33 .... 183 –
b
4903860.SQ.FTS.B, 4.57%, 7/09/33 ..... 2,263 –
b
4906129.SQ.FTS.B, 3.298%, 7/10/33 .... 407 –
b
4905084.SQ.FTS.B, 4.717%, 7/10/33 .... 1,810 1
b
4924498.SQ.FTS.B, 4.562%, 7/17/33 .... 2,892 1
b
4926237.SQ.FTS.B, 4.56%, 7/18/33 ..... 7,821 –
b
4926957.SQ.FTS.B, 4.403%, 7/19/33 .... 1,660 –
b
4928138.SQ.FTS.B, 4.562%, 7/19/33 .... 6,946 –
b
4928795.SQ.FTS.B, 4.874%, 7/19/33 .... 18,247 –
b
4928279.SQ.FTS.B, 4.883%, 7/19/33 .... 991 –
b
4931889.SQ.FTS.B, 4.487%, 7/20/33 .... 1,469 –
b
4931407.SQ.FTS.B, 5.031%, 7/20/33 .... 758 –
b
4933844.SQ.FTS.B, 3.539%, 7/21/33 .... 19,305 –
b
4935527.SQ.FTS.B, 4.454%, 7/22/33 .... 1,418 –
b
4935556.SQ.FTS.B, 4.871%, 7/22/33 .... 496 –
b
4935340.SQ.FTS.B, 6.379%, 7/22/33 .... 81 –
b
4935758.SQ.FTS.B, 4.258%, 7/23/33 .... 717 –
b
4935784.SQ.FTS.B, 4.56%, 7/23/33 ..... 749 –
b
4936861.SQ.FTS.B, 4.556%, 7/24/33 .... 1,307 –
b
4937255.SQ.FTS.B, 5.558%, 7/24/33 .... 1,941 –
b
4954900.SQ.FTS.B, 4.561%, 7/28/33 .... 4,177 –
b
4962523.SQ.FTS.B, 4.558%, 7/31/33 .... 4,563 –
b
4962054.SQ.FTS.B, 4.717%, 7/31/33 .... 8,398 1
b
4964207.SQ.FTS.B, 4.727%, 8/01/33 .... 872 –
b
4967874.SQ.FTS.B, 4.558%, 8/02/33 .... 6,630 –
b
4976894.SQ.FTS.B, 3.308%, 8/07/33 .... 2,452 –
b
4977295.SQ.FTS.B, 4.559%, 8/07/33 .... 5,717 –
b
4980891.SQ.FTS.B, 3.931%, 8/08/33 .... 7,938 –
b
4980302.SQ.FTS.B, 4.562%, 8/08/33 .... 5,164 1
b
4986950.SQ.FTS.B, 3.396%, 8/10/33 .... 970 –
b
4985573.SQ.FTS.B, 4.559%, 8/10/33 .... 3,505 –
b
4985801.SQ.FTS.B, 4.565%, 8/10/33 .... 3,070 –
b
4989680.SQ.FTS.B, 4.871%, 8/11/33 .... 6,187 –
b
4990405.SQ.FTS.B, 4.403%, 8/12/33 .... 251 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
4990927.SQ.FTS.B, 4.554%, 8/12/33 .... $ 1,216 $ –
b
4991162.SQ.FTS.B, 3.301%, 8/13/33 .... 5,956 –
b
4993377.SQ.FTS.B, 3.043%, 8/14/33 .... 1,027 –
b
4993286.SQ.FTS.B, 3.934%, 8/14/33 .... 1,167 –
b
4993884.SQ.FTS.B, 4.881%, 8/14/33 .... 2,371 –
b
5003760.SQ.FTS.B, 3.874%, 8/15/33 .... 2,712 –
b
5002638.SQ.FTS.B, 4.403%, 8/15/33 .... 1,671 –
b
4994636.SQ.FTS.B, 4.56%, 8/15/33 ..... 1,945 –
b
4999801.SQ.FTS.B, 4.561%, 8/15/33 .... 7,631 –
b
5002851.SQ.FTS.B, 4.564%, 8/15/33 .... 2,134 –
b
5017280.SQ.FTS.B, 3.511%, 8/17/33 .... 6,962 –
b
5019634.SQ.FTS.B, 3.661%, 8/17/33 .... 1,814 –
b
5024347.SQ.FTS.B, 4.556%, 8/18/33 .... 2,526 –
b
5025377.SQ.FTS.B, 4.561%, 8/18/33 .... 4,937 –
b
5026387.SQ.FTS.B, 4.55%, 8/19/33 ..... 1,641 –
b
5025999.SQ.FTS.B, 4.558%, 8/19/33 .... 4,449 –
b
5027200.SQ.FTS.B, 5.128%, 8/21/33 .... 811 –
b
5035879.SQ.FTS.B, 4.55%, 8/23/33 ..... 757 –
b
5034542.SQ.FTS.B, 4.561%, 8/23/33 .... 3,605 –
b
5037885.SQ.FTS.B, 2.809%, 8/24/33 .... 10,416 –
b
5041320.SQ.FTS.B, 5.024%, 8/25/33 .... 6,419 –
b
5044612.SQ.FTS.B, 4.539%, 8/27/33 .... 309 –
b
5045876.SQ.FTS.B, 4.403%, 8/28/33 .... 6,187 –
b
5045398.SQ.FTS.B, 4.561%, 8/28/33 .... 9,125 –
b
5047833.SQ.FTS.B, 4.69%, 8/28/33 ..... 3,738 –
b
5048228.SQ.FTS.B, 3.953%, 9/01/33 .... 273 –
b
5050370.SQ.FTS.B, 4.403%, 9/01/33 .... 17,390 –
b
5049827.SQ.FTS.B, 5.031%, 9/01/33 .... 3,982 –
b
5051339.SQ.FTS.B, 3.103%, 9/02/33 .... 1,372 –
b
5051202.SQ.FTS.B, 5.763%, 9/02/33 .... 402 –
b
5059779.SQ.FTS.B, 3.245%, 9/04/33 .... 13,658 –
b
5061477.SQ.FTS.B, 3.305%, 9/04/33 .... 5,939 –
b
5059388.SQ.FTS.B, 4.717%, 9/04/33 .... 578 –
b
5062144.SQ.FTS.B, 3.967%, 9/05/33 .... 400 –
b
5065231.SQ.FTS.B, 4.717%, 9/07/33 .... 7,752 –
b
5067639.SQ.FTS.B, 3.929%, 9/08/33 .... 8,253 –
b
5066009.SQ.FTS.B, 4.134%, 9/08/33 .... 4,672 1
b
5068585.SQ.FTS.B, 6.246%, 9/08/33 .... 2,845 –
b
5069032.SQ.FTS.B, 3.799%, 9/09/33 .... 4,912 –
b
5069067.SQ.FTS.B, 4.558%, 9/09/33 .... 12,169 –
b
5074780.SQ.FTS.B, 4.56%, 9/10/33 ..... 1,174 –
b
5074113.SQ.FTS.B, 4.561%, 9/10/33 .... 38,423 1
b
5074740.SQ.FTS.B, 4.564%, 9/10/33 .... 3,030 –
b
5078382.SQ.FTS.B, 4.56%, 9/12/33 ..... 979 –
b
5082041.SQ.FTS.B, 4.558%, 9/14/33 .... 2,897 –
b
5080951.SQ.FTS.B, 4.566%, 9/14/33 .... 654 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans (continued)
a
Block, Inc. (continued)
b
5081394.SQ.FTS.B, 4.715%, 9/14/33 .... $ 9,547 $ –
b
5082286.SQ.FTS.B, 4.051%, 9/15/33 .... 2,381 –
b
5086472.SQ.FTS.B, 4.554%, 9/16/33 .... 1,605 –
b
5086626.SQ.FTS.B, 4.572%, 9/16/33 .... 1,016 –
b
5090813.SQ.FTS.B, 4.406%, 9/17/33 .... 4,919 –
b
5089593.SQ.FTS.B, 4.719%, 9/17/33 .... 3,289 –
b
5091416.SQ.FTS.B, 3.774%, 9/18/33 .... 13,871 –
b
5092572.SQ.FTS.B, 3.927%, 9/18/33 .... 4,043 –
b
5093886.SQ.FTS.B, 5.59%, 9/19/33 ..... 2,277 –
b
5094586.SQ.FTS.B, 5.031%, 9/20/33 .... 2,003 –
b
5097173.SQ.FTS.B, 3.302%, 9/21/33 .... 729 –
b
5096503.SQ.FTS.B, 4.562%, 9/21/33 .... 9,495 –
b
5095170.SQ.FTS.B, 5.711%, 9/21/33 .... 2,536 –
b
5099132.SQ.FTS.B, 4.56%, 9/22/33 ..... 37,393 –
b
5098444.SQ.FTS.B, 4.597%, 9/22/33 .... 4,780 –
b
5102220.SQ.FTS.B, 5.031%, 9/23/33 .... 2,484 –
b
5107188.SQ.FTS.B, 3.201%, 9/24/33 .... 2,474 –
b
5104481.SQ.FTS.B, 4.717%, 9/24/33 .... 1,513 –
b
5109124.SQ.FTS.B, 5.031%, 9/25/33 .... 519 –
b
5109714.SQ.FTS.B, 5.031%, 9/25/33 .... 8,108 –
b
5114403.SQ.FTS.B, 4.552%, 9/28/33 .... 1,028 –
b
5114309.SQ.FTS.B, 4.566%, 9/28/33 .... 906 –
b
5111943.SQ.FTS.B, 4.822%, 9/28/33 .... 842 –
b
5115942.SQ.FTS.B, 4.061%, 9/29/33 .... 25,309 –
b
5122298.SQ.FTS.B, 3.298%, 9/30/33 .... 1,008 –
b
5118981.SQ.FTS.B, 3.626%, 9/30/33 .... 3,773 –
b
5119496.SQ.FTS.B, 4.498%, 9/30/33 .... 4,666 –
b
5122010.SQ.FTS.B, 4.582%, 9/30/33 .... 629 –
b
5118308.SQ.FTS.B, 4.719%, 9/30/33 .... 6,298 –
b
5117310.SQ.FTS.B, 4.877%, 9/30/33 .... 4,690 –
b
5125832.SQ.FTS.B, 4.465%, 10/01/33 ... 649 –
b
5126318.SQ.FTS.B, 5.031%, 10/01/33 ... 305 –
b
5128160.SQ.FTS.B, 3.312%, 10/02/33 ... 2,113 –
b
5128139.SQ.FTS.B, 4.88%, 10/02/33 .... 1,521 –
b
5129089.SQ.FTS.B, 4.558%, 10/03/33 ... 5,922 –
b
5131068.SQ.FTS.B, 5.157%, 10/04/33 ... 995 –
b
5134858.SQ.FTS.B, 3.926%, 10/05/33 ... 206 –
b
5134453.SQ.FTS.B, 4.073%, 10/05/33 ... 589 –
b
5135989.SQ.FTS.B, 4.562%, 10/05/33 ... 6,343 –
b
5138063.SQ.FTS.B, 3.753%, 10/06/33 ... 13,589 –
b
5143636.SQ.FTS.B, 3.303%, 10/07/33 ... 22,568 –
b
5143602.SQ.FTS.B, 4.496%, 10/07/33 ... 1,106 –
b
5144702.SQ.FTS.B, 5.031%, 10/07/33 ... 2,530 –
b
5143578.SQ.FTS.B, 5.123%, 10/07/33 ... 597 –
b
5145759.SQ.FTS.B, 4.56%, 10/08/33 .... 11,012 1
b
5147227.SQ.FTS.B, 4.717%, 10/08/33 ... 2,903 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
5145611.SQ.FTS.B, 4.883%, 10/08/33 ... $ 415 $ –
b
5148494.SQ.FTS.B, 2.579%, 10/09/33 ... 769 –
b
5149258.SQ.FTS.B, 3.664%, 10/10/33 ... 2,200 –
b
5153196.SQ.FTS.B, 4.56%, 10/11/33 .... 13,914 –
b
5154671.SQ.FTS.B, 3.564%, 10/12/33 ... 674 –
b
5155863.SQ.FTS.B, 4.562%, 10/12/33 ... 10,908 –
b
5158276.SQ.FTS.B, 4.717%, 10/13/33 ... 4,505 –
b
5165031.SQ.FTS.B, 3.407%, 10/14/33 ... 523 –
b
5165513.SQ.FTS.B, 4.57%, 10/14/33 .... 535 –
b
5164900.SQ.FTS.B, 4.702%, 10/14/33 ... 2,484 –
b
5167520.SQ.FTS.B, 4.597%, 10/15/33 ... 792 –
b
5178623.SQ.FTS.B, 4.403%, 10/18/33 ... 2,451 –
b
5184669.SQ.FTS.B, 4.872%, 10/19/33 ... 3,872 –
b
5185667.SQ.FTS.B, 4.56%, 10/20/33 .... 14,855 1
b
5204516.SQ.FTS.B, 4.403%, 10/22/33 ... 12,116 –
b
5220688.SQ.FTS.B, 4.403%, 10/26/33 ... 25,349 5
b
5220666.SQ.FTS.B, 4.555%, 10/26/33 ... 343 –
b
5216243.SQ.FTS.B, 4.558%, 10/26/33 ... 2,570 –
b
5218743.SQ.FTS.B, 4.874%, 10/26/33 ... 14,574 –
b
5234308.SQ.FTS.B, 3.354%, 10/28/33 ... 2,041 –
b
5235201.SQ.FTS.B, 5.031%, 10/29/33 ... 1,059 –
b
5240240.SQ.FTS.B, 4.141%, 10/30/33 ... 3,565 –
b
5239980.SQ.FTS.B, 4.567%, 10/30/33 ... 4,342 –
b
5240149.SQ.FTS.B, 4.568%, 10/30/33 ... 487 –
b
5240977.SQ.FTS.B, 4.562%, 11/01/33 ... 1,605 –
b
5243643.SQ.FTS.B, 4.403%, 11/02/33 ... 3,274 –
b
5251513.SQ.FTS.B, 3.774%, 11/03/33 ... 1,257 –
b
5251234.SQ.FTS.B, 4.403%, 11/03/33 ... 12,595 –
b
5250046.SQ.FTS.B, 4.612%, 11/03/33 ... 104 –
b
5249081.SQ.FTS.B, 4.717%, 11/03/33 ... 1,535 –
b
5248838.SQ.FTS.B, 4.802%, 11/03/33 ... 3,589 –
b
5246929.SQ.FTS.B, 4.874%, 11/03/33 ... 3,004 –
b
5262859.SQ.FTS.B, 4.561%, 11/05/33 ... 6,228 –
b
5271294.SQ.FTS.B, 3.29%, 11/06/33 .... 743 –
b
5270493.SQ.FTS.B, 3.814%, 11/06/33 ... 1,448 –
b
5271481.SQ.FTS.B, 3.941%, 11/06/33 ... 872 –
b
5271882.SQ.FTS.B, 4.066%, 11/06/33 ... 6,771 1
b
5273861.SQ.FTS.B, 2.59%, 11/08/33 .... 2,965 –
b
5273816.SQ.FTS.B, 4.566%, 11/08/33 ... 1,760 –
b
5281948.SQ.FTS.B, 4.561%, 11/10/33 ... 29,541 –
b
5282925.SQ.FTS.B, 3.774%, 11/11/33 ... 2,496 –
b
5292413.SQ.FTS.B, 3.567%, 11/13/33 ... 7,292 –
b
5294178.SQ.FTS.B, 4.717%, 11/14/33 ... 4,625 –
b
5294931.SQ.FTS.B, 3.401%, 11/15/33 ... 875 –
b
5296152.SQ.FTS.B, 3.322%, 11/16/33 ... 3,005 –
b
5297998.SQ.FTS.B, 4.548%, 11/16/33 ... 636 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans (continued)
a
Block, Inc. (continued)
b
5297749.SQ.FTS.B, 4.561%, 11/16/33 ... $ 4,815 $ 1
b
5297124.SQ.FTS.B, 4.602%, 11/16/33 ... 4,734 –
b
5297679.SQ.FTS.B, 5.689%, 11/16/33 ... 4,327 –
b
5303325.SQ.FTS.B, 4.871%, 11/17/33 ... 2,069 –
b
5313199.SQ.FTS.B, 3.308%, 11/18/33 ... 2,846 –
b
5308440.SQ.FTS.B, 4.1%, 11/18/33 ..... 1,850 –
b
5310909.SQ.FTS.B, 4.56%, 11/18/33 .... 14,880 –
b
5313296.SQ.FTS.B, 4.852%, 11/18/33 ... 1,043 –
b
5308374.SQ.FTS.B, 4.864%, 11/18/33 ... 1,834 –
b
5309472.SQ.FTS.B, 5.031%, 11/18/33 ... 3,112 –
b
5313526.SQ.FTS.B, 5.031%, 11/18/33 ... 1,853 –
b
5312989.SQ.FTS.B, 5.436%, 11/18/33 ... 886 –
b
5319254.SQ.FTS.B, 3.962%, 11/19/33 ... 875 –
b
5318154.SQ.FTS.B, 4.109%, 11/19/33 ... 1,339 –
b
5318776.SQ.FTS.B, 4.379%, 11/19/33 ... 15,271 –
b
5321246.SQ.FTS.B, 4.562%, 11/20/33 ... 9,240 –
b
5324505.SQ.FTS.B, 5.786%, 11/21/33 ... 732 –
b
5325685.SQ.FTS.B, 3.87%, 11/22/33 .... 671 –
b
5325032.SQ.FTS.B, 5.303%, 11/22/33 ... 1,289 –
b
5326604.SQ.FTS.B, 4.563%, 11/23/33 ... 1,332 –
b
5330352.SQ.FTS.B, 4.567%, 11/23/33 ... 4,757 –
b
5330620.SQ.FTS.B, 4.424%, 11/24/33 ... 262 –
b
5331180.SQ.FTS.B, 4.557%, 11/24/33 ... 2,904 –
b
5337877.SQ.FTS.B, 3.945%, 11/25/33 ... 256 –
b
5376799.SQ.FTS.B, 2.083%, 11/27/33 ... 4,624 –
b
5368153.SQ.FTS.B, 3.962%, 11/27/33 ... 1,070 –
b
5378398.SQ.FTS.B, 4.56%, 11/27/33 .... 32,690 1
b
5381030.SQ.FTS.B, 2.347%, 11/28/33 ... 10,498 –
b
5381932.SQ.FTS.B, 4.545%, 11/29/33 ... 741 –
b
5383396.SQ.FTS.B, 3.302%, 11/30/33 ... 105 –
b
5398394.SQ.FTS.B, 3.321%, 11/30/33 ... 777 –
b
5383412.SQ.FTS.B, 5.031%, 11/30/33 ... 2,807 –
b
5413606.SQ.FTS.B, 4.403%, 12/01/33 ... 2,850 –
b
5442439.SQ.FTS.B, 2.865%, 12/02/33 ... 1,242 –
b
5440393.SQ.FTS.B, 3.27%, 12/02/33 .... 513 –
b
5471332.SQ.FTS.B, 4.017%, 12/03/33 ... 12,560 –
b
5471273.SQ.FTS.B, 5.031%, 12/03/33 ... 1,167 –
b
5473309.SQ.FTS.B, 3.774%, 12/04/33 ... 1,962 –
b
5473236.SQ.FTS.B, 4.403%, 12/04/33 ... 6,897 –
b
5472763.SQ.FTS.B, 4.513%, 12/04/33 ... 2,711 –
b
5472730.SQ.FTS.B, 4.688%, 12/04/33 ... 3,743 –
b
5474033.SQ.FTS.B, 4.548%, 12/05/33 ... 1,011 –
b
5502597.SQ.FTS.B, 3.294%, 12/07/33 ... 6,676 –
b
5493687.SQ.FTS.B, 3.774%, 12/07/33 ... 1,582 –
b
5495244.SQ.FTS.B, 4.068%, 12/07/33 ... 1,565 –
b
5504275.SQ.FTS.B, 4.555%, 12/07/33 ... 1,678 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
5504334.SQ.FTS.B, 5.807%, 12/07/33 ... $ 2,881 $ –
b
5517225.SQ.FTS.B, 3.983%, 12/08/33 ... 132 –
b
5515632.SQ.FTS.B, 5.382%, 12/08/33 ... 876 –
b
5531634.SQ.FTS.B, 4.068%, 12/09/33 ... 16,877 –
b
5530682.SQ.FTS.B, 4.561%, 12/09/33 ... 8,257 –
b
5534538.SQ.FTS.B, 4.717%, 12/10/33 ... 3,044 –
b
5539742.SQ.FTS.B, 5.031%, 12/11/33 ... 3,222 –
b
5546767.SQ.FTS.B, 4.56%, 12/13/33 .... 9,786 –
b
5542232.SQ.FTS.B, 4.715%, 12/13/33 ... 9,576 –
b
5543476.SQ.FTS.B, 4.874%, 12/13/33 ... 697 –
b
5553801.SQ.FTS.B, 4.073%, 12/14/33 ... 15,160 –
b
5553995.SQ.FTS.B, 4.553%, 12/14/33 ... 680 –
b
5551837.SQ.FTS.B, 4.874%, 12/14/33 ... 3,976 –
b
5564465.SQ.FTS.B, 3.928%, 12/16/33 ... 3,809 –
b
5564400.SQ.FTS.B, 4.228%, 12/16/33 ... 4,180 –
b
5564739.SQ.FTS.B, 4.02%, 12/17/33 .... 4,014 1
b
5565718.SQ.FTS.B, 4.345%, 12/17/33 ... 1,113 –
b
5566977.SQ.FTS.B, 4.564%, 12/17/33 ... 4,680 –
b
5565342.SQ.FTS.B, 5.163%, 12/17/33 ... 1,550 –
b
5568613.SQ.FTS.B, 4.557%, 12/18/33 ... 7,092 –
b
5571039.SQ.FTS.B, 3.304%, 12/20/33 ... 585 –
b
5571610.SQ.FTS.B, 4.642%, 12/20/33 ... 10,025 –
b
5574449.SQ.FTS.B, 3.774%, 12/21/33 ... 8,365 –
b
5574770.SQ.FTS.B, 4.562%, 12/21/33 ... 5,711 –
b
5575354.SQ.FTS.B, 4.874%, 12/21/33 ... 1,620 –
b
5574619.SQ.FTS.B, 5.941%, 12/21/33 ... 1,300 –
b
5578293.SQ.FTS.B, 3.843%, 12/22/33 ... 4,171 –
b
5581220.SQ.FTS.B, 2.444%, 12/23/33 ... 2,766 –
b
5581428.SQ.FTS.B, 3.384%, 12/23/33 ... 2,217 1
b
5581964.SQ.FTS.B, 3.774%, 12/23/33 ... 851 –
b
5583691.SQ.FTS.B, 3.774%, 12/23/33 ... 1,683 –
b
5581405.SQ.FTS.B, 3.935%, 12/23/33 ... 1,215 –
b
5582638.SQ.FTS.B, 3.945%, 12/23/33 ... 1,582 –
b
5582775.SQ.FTS.B, 4.422%, 12/23/33 ... 565 –
b
5585193.SQ.FTS.B, 4.571%, 12/24/33 ... 1,038 –
b
5587897.SQ.FTS.B, 4.65%, 12/24/33 .... 21,318 –
b
5588620.SQ.FTS.B, 4.515%, 12/25/33 ... 4,534 –
b
5588868.SQ.FTS.B, 4.56%, 12/26/33 .... 2,471 –
b
5589268.SQ.FTS.B, 4.587%, 12/26/33 ... 447 –
b
5589011.SQ.FTS.B, 4.874%, 12/26/33 ... 996 –
b
5593696.SQ.FTS.B, 4.559%, 12/28/33 ... 16,651 –
b
5594128.SQ.FTS.B, 5.019%, 12/28/33 ... 3,289 –
b
5611249.SQ.FTS.B, 5.282%, 12/30/33 ... 1,749 –
b
5609439.SQ.FTS.B, 5.673%, 12/30/33 ... 2,708 –
b
5614043.SQ.FTS.B, 3.938%, 1/01/34 .... 260 –
b
5629056.SQ.FTS.B, 3.298%, 1/06/34 .... 1,056 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans (continued)
a
Block, Inc. (continued)
b
5646926.SQ.FTS.B, 3.302%, 1/07/34 .... $ 4,350 $ –
b
5644715.SQ.FTS.B, 3.774%, 1/07/34 .... 4,969 –
b
5644959.SQ.FTS.B, 4.716%, 1/07/34 .... 10,493 –
b
5641293.SQ.FTS.B, 5.031%, 1/07/34 .... 635 –
b
5655805.SQ.FTS.B, 4.559%, 1/09/34 .... 9,103 –
b
5655794.SQ.FTS.B, 4.78%, 1/09/34 ..... 265 –
b
5656707.SQ.FTS.B, 3.044%, 1/10/34 .... 3,920 –
b
5656317.SQ.FTS.B, 4.403%, 1/10/34 .... 3,805 –
b
5656852.SQ.FTS.B, 4.477%, 1/10/34 .... 716 –
b
5661432.SQ.FTS.B, 4.56%, 1/11/34 ..... 27,848 1
b
5670099.SQ.FTS.B, 4.129%, 1/12/34 .... 1,442 –
b
5666857.SQ.FTS.B, 4.56%, 1/12/34 ..... 50,254 –
b
5672062.SQ.FTS.B, 5.367%, 1/12/34 .... 957 –
b
5672716.SQ.FTS.B, 4.563%, 1/13/34 .... 1,559 –
b
5672657.SQ.FTS.B, 5.02%, 1/13/34 ..... 1,819 –
b
5689054.SQ.FTS.B, 3.304%, 1/14/34 .... 354 –
b
5694752.SQ.FTS.B, 4.403%, 1/14/34 .... 35,953 –
b
5702064.SQ.FTS.B, 3.032%, 1/15/34 .... 1,794 –
b
5701510.SQ.FTS.B, 3.324%, 1/15/34 .... 251 –
b
5696224.SQ.FTS.B, 4.56%, 1/15/34 ..... 4,134 –
b
5698837.SQ.FTS.B, 4.563%, 1/15/34 .... 8,377 1
b
5703564.SQ.FTS.B, 4.56%, 1/17/34 ..... 5,948 –
b
5715524.SQ.FTS.B, 3.302%, 1/19/34 .... 1,945 –
b
5714621.SQ.FTS.B, 4.874%, 1/19/34 .... 16,436 2
b
5721363.SQ.FTS.B, 3.302%, 1/20/34 .... 47,507 –
b
5721008.SQ.FTS.B, 4.557%, 1/20/34 .... 4,207 –
b
5720995.SQ.FTS.B, 5.042%, 1/20/34 .... 383 –
b
5720196.SQ.FTS.B, 5.499%, 1/20/34 .... 869 –
b
5726619.SQ.FTS.B, 4.791%, 1/21/34 .... 11,825 1
b
5734473.SQ.FTS.B, 2.638%, 1/22/34 .... 4,239 –
b
5733912.SQ.FTS.B, 3.311%, 1/22/34 .... 14,207 1
b
5732481.SQ.FTS.B, 4.555%, 1/22/34 .... 913 –
b
5739318.SQ.FTS.B, 4.403%, 1/25/34 .... 9,310 –
b
5741942.SQ.FTS.B, 3.593%, 1/26/34 .... 5,645 –
b
5743692.SQ.FTS.B, 3.305%, 1/27/34 .... 2,366 –
b
5743913.SQ.FTS.B, 4.56%, 1/27/34 ..... 14,974 –
b
5745525.SQ.FTS.B, 4.562%, 1/27/34 .... 3,073 –
b
5756490.SQ.FTS.B, 4.56%, 1/29/34 ..... 28,616 –
b
5757294.SQ.FTS.B, 4.403%, 1/30/34 .... 5,660 –
b
5756660.SQ.FTS.B, 4.559%, 1/30/34 .... 17,332 –
b
5767979.SQ.FTS.B, 3.931%, 2/03/34 .... 2,624 –
b
5767523.SQ.FTS.B, 4.309%, 2/03/34 .... 17,755 1
b
5769375.SQ.FTS.B, 4.56%, 2/03/34 ..... 2,824 –
b
5772616.SQ.FTS.B, 4.562%, 2/04/34 .... 10,404 –
b
5774638.SQ.FTS.B, 4.869%, 2/04/34 .... 424 –
b
5775630.SQ.FTS.B, 4.566%, 2/05/34 .... 3,070 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
5778865.SQ.FTS.B, 4.722%, 2/05/34 .... $ 1,676 $ –
b
5778637.SQ.FTS.B, 4.883%, 2/05/34 .... 745 –
b
5778756.SQ.FTS.B, 4.931%, 2/05/34 .... 2,847 –
b
5779967.SQ.FTS.B, 4.712%, 2/06/34 .... 2,379 –
b
5780239.SQ.FTS.B, 4.405%, 2/07/34 .... 7,900 –
b
5782195.SQ.FTS.B, 5.241%, 2/08/34 .... 1,128 –
b
5788805.SQ.FTS.B, 4.403%, 2/09/34 .... 20,630 –
b
5784888.SQ.FTS.B, 4.563%, 2/09/34 .... 838 –
b
5788233.SQ.FTS.B, 4.709%, 2/09/34 .... 881 –
b
5789379.SQ.FTS.B, 4.717%, 2/09/34 .... 150 –
b
5793198.SQ.FTS.B, 4.121%, 2/10/34 .... 14,656 –
b
5796633.SQ.FTS.B, 4.57%, 2/10/34 ..... 2,959 –
b
5796654.SQ.FTS.B, 4.874%, 2/10/34 .... 23,973 –
b
5795334.SQ.FTS.B, 5.25%, 2/10/34 ..... 2,288 –
b
5802042.SQ.FTS.B, 3.064%, 2/11/34 .... 49,428 –
b
5805398.SQ.FTS.B, 3.308%, 2/11/34 .... 2,828 –
b
5801833.SQ.FTS.B, 4.558%, 2/11/34 .... 1,116 –
b
5805490.SQ.FTS.B, 4.575%, 2/11/34 .... 629 –
b
5804251.SQ.FTS.B, 4.717%, 2/11/34 .... 172 1
b
5805369.SQ.FTS.B, 5.25%, 2/11/34 ..... 2,188 –
b
5808150.SQ.FTS.B, 3.962%, 2/12/34 .... 1,070 –
b
5809849.SQ.FTS.B, 4.561%, 2/12/34 .... 2,395 –
b
5811504.SQ.FTS.B, 4.686%, 2/12/34 .... 13,131 4
b
5816654.SQ.FTS.B, 4.559%, 2/15/34 .... 13,550 –
b
5818437.SQ.FTS.B, 4.877%, 2/15/34 .... 731 –
b
5818633.SQ.FTS.B, 5.262%, 2/15/34 .... 762 –
b
5821739.SQ.FTS.B, 4.56%, 2/16/34 ..... 16,926 –
b
5821663.SQ.FTS.B, 4.563%, 2/16/34 .... 2,685 –
b
5824064.SQ.FTS.B, 4.403%, 2/17/34 .... 16,472 –
b
5823402.SQ.FTS.B, 4.528%, 2/17/34 .... 16,653 –
b
5824290.SQ.FTS.B, 4.552%, 2/17/34 .... 1,207 –
b
5827715.SQ.FTS.B, 4.554%, 2/18/34 .... 3,528 –
b
5832996.SQ.FTS.B, 4.52%, 2/19/34 ..... 465 –
b
5833744.SQ.FTS.B, 4.552%, 2/19/34 .... 4,166 –
b
5831642.SQ.FTS.B, 4.564%, 2/19/34 .... 3,872 –
b
5832876.SQ.FTS.B, 4.64%, 2/19/34 ..... 888 –
b
5832933.SQ.FTS.B, 5.275%, 2/19/34 .... 871 –
b
5835427.SQ.FTS.B, 4.521%, 2/21/34 .... 156 –
b
5844917.SQ.FTS.B, 3.933%, 2/24/34 .... 2,860 –
b
5843566.SQ.FTS.B, 4.56%, 2/24/34 ..... 5,389 –
b
5843736.SQ.FTS.B, 5.015%, 2/24/34 .... 1,275 –
b
5848650.SQ.FTS.B, 4.814%, 2/25/34 .... 2,710 –
b
5853107.SQ.FTS.B, 4.881%, 2/26/34 .... 1,186 –
b
5853687.SQ.FTS.B, 5.251%, 2/26/34 .... 1,153 –
b
5855247.SQ.FTS.B, 4.306%, 2/27/34 .... 2,503 –
b
5862832.SQ.FTS.B, 3.302%, 2/28/34 .... 20,291 4

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans (continued)
a
Block, Inc. (continued)
b
5855815.SQ.FTS.B, 4.758%, 2/28/34 .... $ 2,097 $ –
b
5856506.SQ.FTS.B, 4.839%, 2/28/34 .... 1,492 –
b
5857271.SQ.FTS.B, 4.909%, 2/28/34 .... 5,828 –
b
5873503.SQ.FTS.B, 4.302%, 3/01/34 .... 1,500 –
b
5871100.SQ.FTS.B, 4.59%, 3/01/34 ..... 19,844 –
b
5872195.SQ.FTS.B, 4.686%, 3/01/34 .... 11,306 –
b
5876942.SQ.FTS.B, 5.031%, 3/02/34 .... 11,879 –
b
5878878.SQ.FTS.B, 5.11%, 3/05/34 ..... 429 –
b
5884476.SQ.FTS.B, 4.435%, 3/07/34 .... 2,124 –
b
5884756.SQ.FTS.B, 5.098%, 3/07/34 .... 787 –
b
5890737.SQ.FTS.B, 5.158%, 3/08/34 .... 31,239 1
b
5891388.SQ.FTS.B, 4.025%, 3/09/34 .... 3,614 –
b
5892501.SQ.FTS.B, 4.048%, 3/09/34 .... 760 –
b
5894049.SQ.FTS.B, 4.59%, 3/09/34 ..... 5,935 –
b
5894227.SQ.FTS.B, 4.941%, 3/09/34 .... 6,594 –
b
5893120.SQ.FTS.B, 5.037%, 3/09/34 .... 3,245 –
b
5892907.SQ.FTS.B, 5.1%, 3/09/34 ...... 2,548 –
b
5892236.SQ.FTS.B, 5.29%, 3/09/34 ..... 756 –
b
5899146.SQ.FTS.B, 5.1%, 3/12/34 ...... 1,011 –
b
5902039.SQ.FTS.B, 4.716%, 3/13/34 .... 4,574 –
b
5900966.SQ.FTS.B, 4.738%, 3/13/34 .... 1,908 –
b
5902007.SQ.FTS.B, 5.187%, 3/13/34 .... 1,148 –
b
5900522.SQ.FTS.B, 5.516%, 3/13/34 .... 449 –
b
5908792.SQ.FTS.B, 4.438%, 3/15/34 .... 3,835 –
b
5909844.SQ.FTS.B, 4.905%, 3/15/34 .... 8,247 –
b
5907307.SQ.FTS.B, 5.031%, 3/15/34 .... 4,223 –
b
5912454.SQ.FTS.B, 4.946%, 3/16/34 .... 2,264 –
b
5911132.SQ.FTS.B, 5.031%, 3/16/34 .... 31,967 –
b
5912428.SQ.FTS.B, 5.031%, 3/16/34 .... 2,401 1
b
5912708.SQ.FTS.B, 5.378%, 3/16/34 .... 1,135 –
b
5913409.SQ.FTS.B, 4.308%, 3/17/34 .... 2,690 –
b
5914346.SQ.FTS.B, 5.541%, 3/18/34 .... 208 –
b
5917893.SQ.FTS.B, 4.435%, 3/19/34 .... 14,136 1
b
5918205.SQ.FTS.B, 4.915%, 3/19/34 .... 693 –
b
5917212.SQ.FTS.B, 5.084%, 3/19/34 .... 1,502 –
b
5916186.SQ.FTS.B, 5.188%, 3/19/34 .... 2,670 –
b
5918972.SQ.FTS.B, 4.526%, 3/20/34 .... 8,974 –
b
5922077.SQ.FTS.B, 5.179%, 3/20/34 .... 1,538 –
b
5918675.SQ.FTS.B, 5.211%, 3/20/34 .... 305 –
b
5921964.SQ.FTS.B, 5.223%, 3/20/34 .... 623 –
b
5921812.SQ.FTS.B, 5.536%, 3/20/34 .... 1,536 –
b
5923853.SQ.FTS.B, 4.528%, 3/21/34 .... 34,589 –
b
5928998.SQ.FTS.B, 4.747%, 3/22/34 .... 4,209 –
b
5927683.SQ.FTS.B, 5.372%, 3/22/34 .... 4,609 –
b
5936987.SQ.FTS.B, 4.74%, 3/26/34 ..... 631 –
b
5940897.SQ.FTS.B, 3.93%, 3/27/34 ..... 6,239 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
5945156.SQ.FTS.B, 4.744%, 3/28/34 .... $ 1,573 $ –
b
5953421.SQ.FTS.B, 4.306%, 3/30/34 .... 3,220 –
b
5953778.SQ.FTS.B, 5.196%, 3/30/34 .... 470 –
b
5955157.SQ.FTS.B, 5.464%, 3/30/34 .... 946 –
b
5960313.SQ.FTS.B, 3.937%, 4/03/34 .... 552 –
b
5958081.SQ.FTS.B, 4.845%, 4/03/34 .... 1,192 –
b
5960150.SQ.FTS.B, 5.031%, 4/03/34 .... 2,473 –
b
5960372.SQ.FTS.B, 5.091%, 4/03/34 .... 215 –
b
5961632.SQ.FTS.B, 4.31%, 4/04/34 ..... 10,451 –
b
5960736.SQ.FTS.B, 5.441%, 4/04/34 .... 9,716 –
b
5973170.SQ.FTS.B, 4.758%, 4/06/34 .... 733 –
b
5977275.SQ.FTS.B, 3.932%, 4/07/34 .... 12,616 –
b
5977823.SQ.FTS.B, 4.73%, 4/07/34 ..... 855 –
b
5984496.SQ.FTS.B, 5.522%, 4/11/34 .... 1,089 –
b
5986301.SQ.FTS.B, 4.434%, 4/12/34 .... 1,805 –
b
5985197.SQ.FTS.B, 4.745%, 4/12/34 .... 2,283 –
b
5991306.SQ.FTS.B, 5.031%, 4/13/34 .... 1,478 –
b
5992494.SQ.FTS.B, 5.164%, 4/13/34 .... 30 –
b
5993993.SQ.FTS.B, 5.179%, 4/14/34 .... 738 –
b
6000281.SQ.FTS.B, 4.515%, 4/17/34 .... 394 –
b
6000300.SQ.FTS.B, 5.379%, 4/17/34 .... 2,058 –
b
6002949.SQ.FTS.B, 5.418%, 4/18/34 .... 628 –
b
6010749.SQ.FTS.B, 4.524%, 4/20/34 .... 1,573 –
b
6011014.SQ.FTS.B, 5.275%, 4/20/34 .... 984 –
b
6012743.SQ.FTS.B, 4.59%, 4/21/34 ..... 8,930 1
b
6013463.SQ.FTS.B, 5.19%, 4/21/34 ..... 5,991 –
b
6016649.SQ.FTS.B, 4.773%, 4/23/34 .... 380 –
b
6016723.SQ.FTS.B, 4.93%, 4/23/34 ..... 2,068 –
b
6027166.SQ.FTS.B, 4.534%, 4/26/34 .... 2,396 –
b
6024650.SQ.FTS.B, 4.757%, 4/26/34 .... 1,830 –
b
6027397.SQ.FTS.B, 5.199%, 4/26/34 .... 1,633 –
b
6024496.SQ.FTS.B, 5.538%, 4/26/34 .... 5,106 –
b
6036390.SQ.FTS.B, 5.013%, 4/28/34 .... 356 –
b
6035360.SQ.FTS.B, 5.439%, 4/28/34 .... 1,397 –
b
6037075.SQ.FTS.B, 5.442%, 4/29/34 .... 2,702 –
b
6045560.SQ.FTS.B, 5.157%, 5/01/34 .... 1,003 –
b
6046999.SQ.FTS.B, 4.748%, 5/02/34 .... 586 –
b
6047712.SQ.FTS.B, 4.907%, 5/02/34 .... 8,819 1
b
6047637.SQ.FTS.B, 5.511%, 5/02/34 .... 629 –
b
6054000.SQ.FTS.B, 4.909%, 5/03/34 .... 3,298 –
b
6051734.SQ.FTS.B, 5.443%, 5/03/34 .... 7,797 –
b
6050979.SQ.FTS.B, 5.536%, 5/03/34 .... 2,052 –
b
6062202.SQ.FTS.B, 3.93%, 5/07/34 ..... 3,703 –
b
6066747.SQ.FTS.B, 5.284%, 5/08/34 .... 4,039 –
b
6108715.SQ.FTS.B, 4.775%, 5/09/34 .... 138 –
b
6123389.SQ.FTS.B, 4.532%, 5/10/34 .... 404 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans (continued)
a
Block, Inc. (continued)
b
6123772.SQ.FTS.B, 4.901%, 5/10/34 .... $ 4,168 $ –
b
6126544.SQ.FTS.B, 4.725%, 5/12/34 .... 156 –
b
6126498.SQ.FTS.B, 4.755%, 5/12/34 .... 1,036 –
b
6136825.SQ.FTS.B, 4.524%, 5/16/34 .... 2,392 –
b
6136354.SQ.FTS.B, 4.904%, 5/16/34 .... 6,097 –
b
6135095.SQ.FTS.B, 5.267%, 5/16/34 .... 749 –
b
6142889.SQ.FTS.B, 4.914%, 5/17/34 .... 1,621 –
b
6143114.SQ.FTS.B, 5.036%, 5/17/34 .... 1,441 –
b
6140505.SQ.FTS.B, 5.381%, 5/17/34 .... 3,963 –
b
6140691.SQ.FTS.B, 5.533%, 5/17/34 .... 3,669 –
b
6145923.SQ.FTS.B, 4.757%, 5/18/34 .... 967 –
b
6149563.SQ.FTS.B, 4.746%, 5/21/34 .... 2,619 –
b
6152853.SQ.FTS.B, 4.749%, 5/22/34 .... 56,251 –
b
6160881.SQ.FTS.B, 4.748%, 5/24/34 .... 4,729 –
b
6163213.SQ.FTS.B, 4.313%, 5/25/34 .... 5,720 –
b
6163054.SQ.FTS.B, 4.53%, 5/25/34 ..... 7,614 –
b
6165760.SQ.FTS.B, 5.535%, 5/27/34 .... 2,769 –
b
6183434.SQ.FTS.B, 5.286%, 6/02/34 .... 527 –
b
6192486.SQ.FTS.B, 4.747%, 6/06/34 .... 3,185 –
b
6192461.SQ.FTS.B, 5.528%, 6/06/34 .... 1,001 –
b
6205648.SQ.FTS.B, 4.751%, 6/08/34 .... 1,955 –
b
6210528.SQ.FTS.B, 5.284%, 6/11/34 .... 10,451 –
b
6214190.SQ.FTS.B, 5.414%, 6/12/34 .... 610 –
b
6215457.SQ.FTS.B, 5.423%, 6/13/34 .... 302 –
b
6215908.SQ.FTS.B, 5.544%, 6/13/34 .... 488 –
b
6220236.SQ.FTS.B, 4.735%, 6/14/34 .... 669 –
b
6226015.SQ.FTS.B, 5.031%, 6/15/34 .... 3,446 –
b
6235468.SQ.FTS.B, 5.031%, 6/17/34 .... 2,236 –
b
6243419.SQ.FTS.B, 5.031%, 6/20/34 .... 7,274 –
b
6245712.SQ.FTS.B, 4.906%, 6/21/34 .... 5,446 –
b
6244954.SQ.FTS.B, 5.379%, 6/21/34 .... 8,954 –
b
6255252.SQ.FTS.B, 4.748%, 6/24/34 .... 2,186 –
b
6258547.SQ.FTS.B, 5.469%, 6/27/34 .... 6,260 –
b
6261595.SQ.FTS.B, 4.969%, 6/28/34 .... 26,584 2
b
6270813.SQ.FTS.B, 5.46%, 6/30/34 ..... 1,115 –
b
6270889.SQ.FTS.B, 5.762%, 6/30/34 .... 1,258 –
b
6271434.SQ.FTS.B, 4.968%, 7/01/34 .... 22 –
b
6274028.SQ.FTS.B, 5.252%, 7/03/34 .... 7,166 –
b
6275869.SQ.FTS.B, 5.377%, 7/04/34 .... 6,499 –
b
6278505.SQ.FTS.B, 5.771%, 7/04/34 .... 232 –
b
6281173.SQ.FTS.B, 4.752%, 7/05/34 .... 574 –
b
6285882.SQ.FTS.B, 5.255%, 7/07/34 .... 3,875 –
b
6297788.SQ.FTS.B, 5.444%, 7/12/34 .... 884 –
b
6304026.SQ.FTS.B, 4.528%, 7/14/34 .... 4,503 –
b
6314871.SQ.FTS.B, 5.753%, 7/19/34 .... 303 –
b
6319360.SQ.FTS.B, 4.966%, 7/21/34 .... 5,121 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
6320273.SQ.FTS.B, 4.748%, 7/22/34 .... $ 25,170 $ –
b
6321367.SQ.FTS.B, 5.738%, 7/23/34 .... 661 –
b
6356496.SQ.FTS.B, 5.126%, 7/25/34 .... 17,258 1
b
6365762.SQ.FTS.B, 4.751%, 7/28/34 .... 10,292 1
b
6366494.SQ.FTS.B, 5.682%, 7/29/34 .... 403 –
b
6369144.SQ.FTS.B, 5.251%, 7/30/34 .... 10,787 –
b
6378771.SQ.FTS.B, 5.441%, 8/02/34 .... 1,938 –
b
6389131.SQ.FTS.B, 5.377%, 8/06/34 .... 18,484 –
b
6390695.SQ.FTS.B, 5.603%, 8/07/34 .... 554 –
b
6406738.SQ.FTS.B, 5.469%, 8/13/34 .... 2,921 –
b
6412810.SQ.FTS.B, 4.751%, 8/15/34 .... 9,763 –
b
6419039.SQ.FTS.B, 5.377%, 8/16/34 .... 13,386 –
b
6420892.SQ.FTS.B, 5.378%, 8/16/34 .... 8,853 1
b
6424077.SQ.FTS.B, 5.604%, 8/17/34 .... 3,020 –
b
6425168.SQ.FTS.B, 5.466%, 8/19/34 .... 4,759 –
b
6429767.SQ.FTS.B, 5.597%, 8/21/34 .... 7,138 –
b
6442143.SQ.FTS.B, 5.448%, 8/24/34 .... 624 –
b
6444790.SQ.FTS.B, 5.472%, 8/25/34 .... 2,054 –
b
6450208.SQ.FTS.B, 4.965%, 8/28/34 .... 2,651 –
b
6452261.SQ.FTS.B, 4.968%, 8/28/34 .... 17,124 2
b
6453792.SQ.FTS.B, 5.471%, 9/01/34 .... 10,859 1
b
6458130.SQ.FTS.B, 4.97%, 9/02/34 ..... 1,801 –
b
6457685.SQ.FTS.B, 5.25%, 9/02/34 ..... 5,638 –
b
6458789.SQ.FTS.B, 5.25%, 9/02/34 ..... 637 1
b
6464461.SQ.FTS.B, 5.749%, 9/04/34 .... 634 –
b
6464900.SQ.FTS.B, 4.963%, 9/05/34 .... 4,011 –
b
6464819.SQ.FTS.B, 5.473%, 9/05/34 .... 4,031 –
b
6468011.SQ.FTS.B, 5.131%, 9/06/34 .... 2,262 –
b
6469480.SQ.FTS.B, 4.748%, 9/07/34 .... 20,372 –
b
6490386.SQ.FTS.B, 5.252%, 9/14/34 .... 1,645 1
b
6502565.SQ.FTS.B, 5.73%, 9/16/34 ..... 336 –
b
6501410.SQ.FTS.B, 6.166%, 9/16/34 .... 2,005 –
b
6502765.SQ.FTS.B, 4.528%, 9/17/34 .... 2,342 –
b
6504374.SQ.FTS.B, 4.749%, 9/17/34 .... 6,570 –
b
6503327.SQ.FTS.B, 5.127%, 9/17/34 .... 5,315 –
b
6506259.SQ.FTS.B, 4.845%, 9/18/34 .... 5,850 1
b
6506724.SQ.FTS.B, 5.445%, 9/19/34 .... 191 –
b
6509194.SQ.FTS.B, 5.252%, 9/20/34 .... 9,768 –
b
6516876.SQ.FTS.B, 4.309%, 9/22/34 .... 3,687 –
b
6524458.SQ.FTS.B, 4.757%, 9/24/34 .... 1,541 –
b
6526166.SQ.FTS.B, 4.743%, 9/25/34 .... 747 –
b
6526193.SQ.FTS.B, 5.364%, 9/25/34 .... 1,054 –
b
6527382.SQ.FTS.B, 4.528%, 9/27/34 .... 8,363 –
b
6532408.SQ.FTS.B, 4.964%, 9/28/34 .... 3,788 –
b
6537870.SQ.FTS.B, 5.593%, 9/29/34 .... 219 –
b
6538002.SQ.FTS.B, 5.741%, 9/29/34 .... 1,103 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans (continued)
a
Block, Inc. (continued)
b
6543316.SQ.FTS.B, 5.432%, 9/30/34 .... $ 3,927 $ –
b
6541945.SQ.FTS.B, 5.755%, 9/30/34 .... 6,200 –
b
6548015.SQ.FTS.B, 6.077%, 10/02/34 ... 2,395 –
b
6548822.SQ.FTS.B, 5.428%, 10/03/34 ... 1,334 –
b
6552657.SQ.FTS.B, 4.845%, 10/04/34 ... 2,239 –
b
6554014.SQ.FTS.B, 5.128%, 10/04/34 ... 910 –
b
6562473.SQ.FTS.B, 5.598%, 10/06/34 ... 15,241 2
b
6567346.SQ.FTS.B, 4.528%, 10/09/34 ... 936 –
b
6569506.SQ.FTS.B, 5.18%, 10/10/34 .... 1,090 –
b
6570382.SQ.FTS.B, 5.438%, 10/10/34 ... 8,264 –
b
6567760.SQ.FTS.B, 5.747%, 10/10/34 ... 653 –
b
6577330.SQ.FTS.B, 5.375%, 10/12/34 ... 1,583 –
b
6584579.SQ.FTS.B, 4.767%, 10/14/34 ... 136 –
b
6590809.SQ.FTS.B, 5.377%, 10/17/34 ... 2,847 1
b
6590448.SQ.FTS.B, 5.38%, 10/17/34 .... 1,824 –
b
6591260.SQ.FTS.B, 5.434%, 10/17/34 ... 2,973 –
b
6589068.SQ.FTS.B, 5.44%, 10/17/34 .... 6,446 –
b
6593772.SQ.FTS.B, 6.417%, 10/18/34 ... 7,748 –
b
6596418.SQ.FTS.B, 5.765%, 10/19/34 ... 802 –
b
6601765.SQ.FTS.B, 5.18%, 10/21/34 .... 2,098 –
b
6610631.SQ.FTS.B, 5.129%, 10/25/34 ... 5,370 –
b
6609951.SQ.FTS.B, 5.571%, 10/25/34 ... 516 –
b
6622368.SQ.FTS.B, 5.751%, 10/28/34 ... 2,757 –
b
6624836.SQ.FTS.B, 6.132%, 10/29/34 ... 266 –
b
6627196.SQ.FTS.B, 4.783%, 11/01/34 ... 191 –
b
6627396.SQ.FTS.B, 5.569%, 11/01/34 ... 8,593 –
b
6635230.SQ.FTS.B, 5.754%, 11/03/34 ... 61,854 –
b
6641603.SQ.FTS.B, 4.746%, 11/05/34 ... 1,337 –
b
6645579.SQ.FTS.B, 4.934%, 11/07/34 ... 1,849 –
b
6648200.SQ.FTS.B, 5.756%, 11/08/34 ... 3,585 –
b
6646196.SQ.FTS.B, 6.276%, 11/08/34 ... 345 –
b
6655118.SQ.FTS.B, 4.939%, 11/10/34 ... 1,933 –
b
6666031.SQ.FTS.B, 5.447%, 11/14/34 ... 1,690 –
b
6667033.SQ.FTS.B, 5.378%, 11/15/34 ... 3,156 –
b
6669109.SQ.FTS.B, 5.43%, 11/15/34 .... 394 –
b
6669028.SQ.FTS.B, 5.438%, 11/15/34 ... 981 –
b
6668228.SQ.FTS.B, 6.16%, 11/15/34 .... 1,149 –
b
6667810.SQ.FTS.B, 6.249%, 11/15/34 ... 2,693 –
b
6674370.SQ.FTS.B, 5.753%, 11/17/34 ... 12,265 –
b
6679967.SQ.FTS.B, 5.189%, 11/18/34 ... 56,591 1
b
6678246.SQ.FTS.B, 6.409%, 11/18/34 ... 188 –
b
6685190.SQ.FTS.B, 6.257%, 11/20/34 ... 8,219 –
b
6685864.SQ.FTS.B, 6.191%, 11/21/34 ... 219 –
b
6689080.SQ.FTS.B, 5.758%, 11/22/34 ... 3,318 –
b
6692358.SQ.FTS.B, 5.558%, 11/23/34 ... 1,578 –
b
6692474.SQ.FTS.B, 6.255%, 11/23/34 ... 7,433 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
6696092.SQ.FTS.B, 5.754%, 11/24/34 ... $ 1,280 $ –
b
6707813.SQ.FTS.B, 5.762%, 11/27/34 ... 271 –
b
6709168.SQ.FTS.B, 5.189%, 11/29/34 ... 33,347 1
b
6719237.SQ.FTS.B, 4.749%, 12/01/34 ... 2,776 –
b
6726121.SQ.FTS.B, 4.754%, 12/03/34 ... 582 –
b
6725887.SQ.FTS.B, 5.378%, 12/03/34 ... 167 –
b
6733364.SQ.FTS.B, 5.756%, 12/06/34 ... 4,753 –
b
6735811.SQ.FTS.B, 5.374%, 12/07/34 ... 1,795 –
b
6746302.SQ.FTS.B, 5.377%, 12/09/34 ... 1,600 –
b
6744525.SQ.FTS.B, 5.755%, 12/09/34 ... 48,006 –
b
6746943.SQ.FTS.B, 5.46%, 12/10/34 .... 669 –
b
6747235.SQ.FTS.B, 5.562%, 12/10/34 ... 3,203 –
b
6749349.SQ.FTS.B, 4.727%, 12/12/34 ... 835 –
b
6753977.SQ.FTS.B, 5.442%, 12/13/34 ... 4,775 –
b
6756917.SQ.FTS.B, 5.191%, 12/14/34 ... 5,761 1
b
6756576.SQ.FTS.B, 5.755%, 12/14/34 ... 1,008 –
b
6763456.SQ.FTS.B, 5.752%, 12/15/34 ... 5,352 1
b
6771935.SQ.FTS.B, 5.38%, 12/20/34 .... 6,622 1
b
6776773.SQ.FTS.B, 6.007%, 12/21/34 ... 57,840 2
b
6784616.SQ.FTS.B, 6.257%, 12/23/34 ... 13,566 –
b
6786396.SQ.FTS.B, 6.005%, 12/24/34 ... 6,516 1
b
6790513.SQ.FTS.B, 5.18%, 12/26/34 .... 2,508 –
b
6788880.SQ.FTS.B, 6.257%, 12/26/34 ... 372 –
b
6791327.SQ.FTS.B, 6.427%, 12/27/34 ... 647 –
b
6800352.SQ.FTS.B, 4.94%, 12/29/34 .... 1,588 –
b
6800307.SQ.FTS.B, 5.386%, 12/29/34 ... 1,066 –
b
6807789.SQ.FTS.B, 4.74%, 12/30/34 .... 2,456 –
b
6809289.SQ.FTS.B, 5.19%, 1/02/35 ..... 12,073 –
b
6811597.SQ.FTS.B, 5.441%, 1/03/35 .... 986 –
b
6812155.SQ.FTS.B, 5.451%, 1/03/35 .... 2,586 –
b
6811299.SQ.FTS.B, 5.562%, 1/03/35 .... 20 –
b
6811743.SQ.FTS.B, 6.251%, 1/03/35 .... 772 –
b
6814032.SQ.FTS.B, 5.577%, 1/05/35 .... 673 –
b
6823837.SQ.FTS.B, 5.441%, 1/07/35 .... 8,236 1
b
6822498.SQ.FTS.B, 6.267%, 1/07/35 .... 1,020 –
b
6830462.SQ.FTS.B, 4.724%, 1/10/35 .... 832 –
b
6829019.SQ.FTS.B, 6.257%, 1/10/35 .... 2,958 –
b
6832199.SQ.FTS.B, 5.377%, 1/11/35 .... 2,706 –
b
6833495.SQ.FTS.B, 6.015%, 1/11/35 .... 379 –
b
6836420.SQ.FTS.B, 5.377%, 1/12/35 .... 3,658 –
b
6836010.SQ.FTS.B, 5.566%, 1/12/35 .... 3,628 –
b
6841524.SQ.FTS.B, 4.773%, 1/13/35 .... 146 –
b
6840245.SQ.FTS.B, 6.004%, 1/13/35 .... 1,666 1
b
6845464.SQ.FTS.B, 5.567%, 1/15/35 .... 876 –
b
6861516.SQ.FTS.B, 4.751%, 1/20/35 .... 2,500 –
b
6860790.SQ.FTS.B, 6.009%, 1/20/35 .... 4,246 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans (continued)
a
Block, Inc. (continued)
b
6858335.SQ.FTS.B, 6.42%, 1/20/35 ..... $ 705 $ –
b
6864423.SQ.FTS.B, 5.566%, 1/21/35 .... 8,861 –
b
6863964.SQ.FTS.B, 6%, 1/21/35 ....... 1,197 –
b
6864699.SQ.FTS.B, 5.439%, 1/22/35 .... 84 –
b
6865584.SQ.FTS.B, 5.378%, 1/23/35 .... 15,464 –
b
6867693.SQ.FTS.B, 4.654%, 1/24/35 .... 7,462 –
b
6869515.SQ.FTS.B, 4.935%, 1/25/35 .... 7,609 –
b
6878251.SQ.FTS.B, 5.566%, 1/27/35 .... 15,208 –
b
6878142.SQ.FTS.B, 5.576%, 1/27/35 .... 1,481 –
b
6884628.SQ.FTS.B, 6.263%, 1/29/35 .... 292 –
b
6884701.SQ.FTS.B, 6.422%, 1/29/35 .... 810 –
b
6888845.SQ.FTS.B, 5.438%, 1/31/35 .... 2,177 –
b
6891737.SQ.FTS.B, 5.75%, 2/01/35 ..... 1,984 –
b
6903970.SQ.FTS.B, 4.75%, 2/04/35 ..... 2,610 –
b
6904150.SQ.FTS.B, 5.377%, 2/04/35 .... 19,846 –
b
6904370.SQ.FTS.B, 6.161%, 2/05/35 .... 3,220 –
b
6910971.SQ.FTS.B, 5.376%, 2/08/35 .... 21,142 –
b
6909059.SQ.FTS.B, 6.263%, 2/08/35 .... 3,599 –
b
6923831.SQ.FTS.B, 6.181%, 2/15/35 .... 1,021 –
b
6933459.SQ.FTS.B, 4.755%, 2/17/35 .... 2,173 –
b
6933558.SQ.FTS.B, 5.447%, 2/17/35 .... 3,195 –
b
6937431.SQ.FTS.B, 4.94%, 2/18/35 ..... 2,039 –
b
6937013.SQ.FTS.B, 5.189%, 2/18/35 .... 1,378 –
b
6937698.SQ.FTS.B, 5.193%, 2/18/35 .... 1,399 –
b
6944346.SQ.FTS.B, 4.78%, 2/21/35 ..... 66 –
b
6944112.SQ.FTS.B, 5.439%, 2/21/35 .... 7,643 –
b
6945544.SQ.FTS.B, 5.567%, 2/21/35 .... 747 –
b
6943747.SQ.FTS.B, 5.756%, 2/21/35 .... 15,422 –
b
6949409.SQ.FTS.B, 4.78%, 2/22/35 ..... 295 –
b
6952926.SQ.FTS.B, 5.384%, 2/23/35 .... 944 –
b
6951159.SQ.FTS.B, 6.006%, 2/23/35 .... 5,681 –
b
6961097.SQ.FTS.B, 6.264%, 2/25/35 .... 4,906 –
b
6962747.SQ.FTS.B, 5.442%, 2/26/35 .... 543 –
b
6962536.SQ.FTS.B, 5.566%, 2/26/35 .... 252 –
b
6962505.SQ.FTS.B, 5.569%, 2/26/35 .... 41 –
b
6963222.SQ.FTS.B, 6.165%, 2/27/35 .... 1,355 –
b
6967101.SQ.FTS.B, 4.94%, 2/28/35 ..... 1,425 –
b
6967045.SQ.FTS.B, 5.183%, 2/28/35 .... 3,977 –
b
6968588.SQ.FTS.B, 5.192%, 2/28/35 .... 2,014 –
b
6967472.SQ.FTS.B, 5.377%, 2/28/35 .... 16,292 –
b
6978300.SQ.FTS.B, 5.567%, 2/28/35 .... 21,968 –
b
6983553.SQ.FTS.B, 4.938%, 3/01/35 .... 2,540 1
b
6986554.SQ.FTS.B, 4.651%, 3/04/35 .... 1,162 –
b
6986599.SQ.FTS.B, 5.574%, 3/04/35 .... 1,319 –
b
6987258.SQ.FTS.B, 5.777%, 3/04/35 .... 1,351 –
b
6986458.SQ.FTS.B, 6.171%, 3/04/35 .... 78 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
6993229.SQ.FTS.B, 5.762%, 3/06/35 .... $ 1,553 $ –
b
6990423.SQ.FTS.B, 6.422%, 3/06/35 .... 2,051 –
b
6995636.SQ.FTS.B, 6.168%, 3/07/35 .... 300 –
b
6997762.SQ.FTS.B, 6.179%, 3/07/35 .... 191 –
b
7003292.SQ.FTS.B, 4.75%, 3/10/35 ..... 12,154 –
b
7003650.SQ.FTS.B, 5.193%, 3/10/35 .... 2,995 –
b
7009641.SQ.FTS.B, 6.005%, 3/12/35 .... 12,183 –
b
7016321.SQ.FTS.B, 5.189%, 3/14/35 .... 38,547 –
b
7020990.SQ.FTS.B, 5.19%, 3/15/35 ..... 9,252 –
b
7025720.SQ.FTS.B, 5.378%, 3/17/35 .... 3,810 –
b
7032794.SQ.FTS.B, 5.566%, 3/19/35 .... 3,493 –
b
7043570.SQ.FTS.B, 6.415%, 3/21/35 .... 27,825 –
b
7044059.SQ.FTS.B, 6.422%, 3/22/35 .... 1,281 –
b
7061463.SQ.FTS.B, 5.19%, 3/28/35 ..... 14,436 –
b
7061389.SQ.FTS.B, 5.559%, 3/28/35 .... 1,542 –
b
7067466.SQ.FTS.B, 6.248%, 3/29/35 .... 1,121 –
b
7068948.SQ.FTS.B, 6.013%, 3/30/35 .... 3,321 –
b
7077567.SQ.FTS.B, 5.375%, 4/03/35 .... 7,677 1
b
7077718.SQ.FTS.B, 5.425%, 4/03/35 .... 499 –
b
7080219.SQ.FTS.B, 5.751%, 4/04/35 .... 156 –
b
7088740.SQ.FTS.B, 5.376%, 4/05/35 .... 9,584 –
b
7087923.SQ.FTS.B, 6.006%, 4/05/35 .... 9,288 1
b
7086293.SQ.FTS.B, 6.01%, 4/05/35 ..... 3,112 –
b
7091848.SQ.FTS.B, 5.749%, 4/06/35 .... 3,720 –
b
7094035.SQ.FTS.B, 4.943%, 4/09/35 .... 2,873 –
b
7097395.SQ.FTS.B, 5.189%, 4/10/35 .... 23,684 –
b
7097160.SQ.FTS.B, 5.752%, 4/10/35 .... 773 –
b
7105122.SQ.FTS.B, 4.937%, 4/12/35 .... 3,498 1
b
7106887.SQ.FTS.B, 5.19%, 4/12/35 ..... 14,205 1
b
7113491.SQ.FTS.B, 5.751%, 4/15/35 .... 1,744 –
b
7113005.SQ.FTS.B, 6.255%, 4/15/35 .... 6,711 –
b
7116821.SQ.FTS.B, 5.189%, 4/16/35 .... 28,095 –
b
7115476.SQ.FTS.B, 6.257%, 4/16/35 .... 6,351 –
b
7121176.SQ.FTS.B, 5.565%, 4/17/35 .... 3,277 –
b
7120797.SQ.FTS.B, 6.164%, 4/17/35 .... 20,220 –
b
7123188.SQ.FTS.B, 4.756%, 4/18/35 .... 423 –
b
7121532.SQ.FTS.B, 5.567%, 4/18/35 .... 1,181 –
b
7134683.SQ.FTS.B, 5.995%, 4/19/35 .... 1,675 –
b
7154428.SQ.FTS.B, 4.756%, 4/25/35 .... 2,177 –
b
7151519.SQ.FTS.B, 5.759%, 4/25/35 .... 7,613 –
b
7156753.SQ.FTS.B, 4.654%, 4/26/35 .... 4,816 –
b
7164816.SQ.FTS.B, 5.382%, 4/28/35 .... 1,637 –
b
7173156.SQ.FTS.B, 5.759%, 4/30/35 .... 1,928 –
b
7176877.SQ.FTS.B, 5.578%, 5/01/35 .... 1,630 –
b
7179248.SQ.FTS.B, 4.941%, 5/02/35 .... 3,816 –
b
7183135.SQ.FTS.B, 5.388%, 5/02/35 .... 1,534 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans (continued)
a
Block, Inc. (continued)
b
7179389.SQ.FTS.B, 5.566%, 5/02/35 .... $ 3,065 $ –
b
7187135.SQ.FTS.B, 4.656%, 5/03/35 .... 272 –
b
7187093.SQ.FTS.B, 6.002%, 5/03/35 .... 1,566 –
b
7188188.SQ.FTS.B, 4.745%, 5/04/35 .... 603 –
b
7193396.SQ.FTS.B, 6.419%, 5/06/35 .... 1,121 –
b
7196348.SQ.FTS.B, 5.377%, 5/07/35 .... 11,631 –
b
7194348.SQ.FTS.B, 6.251%, 5/07/35 .... 3,248 –
b
7197655.SQ.FTS.B, 4.933%, 5/08/35 .... 3,446 –
b
7200476.SQ.FTS.B, 6.01%, 5/08/35 ..... 2,032 –
b
7209211.SQ.FTS.B, 5.19%, 5/10/35 ..... 14,325 –
b
7209663.SQ.FTS.B, 5.759%, 5/10/35 .... 2,737 –
b
7210903.SQ.FTS.B, 4.653%, 5/11/35 .... 5,395 –
b
7211511.SQ.FTS.B, 5.377%, 5/11/35 ..... 9,115 –
b
7216608.SQ.FTS.B, 4.73%, 5/13/35 ..... 177 –
b
7217049.SQ.FTS.B, 4.937%, 5/14/35 .... 6,532 –
b
7217319.SQ.FTS.B, 4.939%, 5/14/35 .... 18,370 –
b
7224046.SQ.FTS.B, 5.566%, 5/15/35 .... 10,340 –
b
7224266.SQ.FTS.B, 5.759%, 5/15/35 .... 4,521 –
b
7230286.SQ.FTS.B, 5.565%, 5/16/35 .... 4,840 –
b
7229934.SQ.FTS.B, 6.259%, 5/16/35 .... 367 1
b
7237384.SQ.FTS.B, 5.756%, 5/20/35 .... 5,724 –
b
7252493.SQ.FTS.B, 5.195%, 5/24/35 .... 5,028 –
b
7254093.SQ.FTS.B, 5.75%, 5/24/35 ..... 2,380 –
b
7255214.SQ.FTS.B, 6.013%, 5/25/35 .... 2,026 –
b
7254528.SQ.FTS.B, 6.413%, 5/25/35 .... 2,827 –
b
7256218.SQ.FTS.B, 5.759%, 5/26/35 .... 6,270 –
b
7256895.SQ.FTS.B, 6.26%, 5/26/35 ..... 154 –
b
7261087.SQ.FTS.B, 5.195%, 5/28/35 .... 1,742 –
b
7270346.SQ.FTS.B, 4.649%, 5/30/35 .... 1,110 –
b
7279543.SQ.FTS.B, 6.166%, 6/03/35 .... 1,656 –
b
7280624.SQ.FTS.B, 5.173%, 6/04/35 .... 1,131 –
b
7283057.SQ.FTS.B, 5.755%, 6/04/35 .... 20,683 –
b
7291331.SQ.FTS.B, 4.735%, 6/06/35 .... 1,300 –
b
7290035.SQ.FTS.B, 4.931%, 6/06/35 .... 3,403 –
b
7288120.SQ.FTS.B, 6.002%, 6/06/35 .... 3,770 –
b
7291240.SQ.FTS.B, 6.26%, 6/06/35 ..... 5,009 –
b
7296106.SQ.FTS.B, 4.738%, 6/07/35 .... 659 –
b
7296773.SQ.FTS.B, 5.743%, 6/07/35 .... 192 –
b
7298390.SQ.FTS.B, 5.188%, 6/08/35 .... 832 –
b
7303458.SQ.FTS.B, 4.652%, 6/10/35 .... 1,662 –
b
7312996.SQ.FTS.B, 5.565%, 6/12/35 .... 1,865 –
b
7315379.SQ.FTS.B, 4.936%, 6/13/35 .... 14,812 –
b
7320392.SQ.FTS.B, 5.376%, 6/14/35 .... 5,609 –
b
7326147.SQ.FTS.B, 4.748%, 6/15/35 .... 365 –
b
7328785.SQ.FTS.B, 5.566%, 6/16/35 .... 6,965 1
b
7339440.SQ.FTS.B, 5.437%, 6/20/35 .... 1,895 –
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
7338337.SQ.FTS.B, 5.752%, 6/20/35 .... $ 1,001 $ –
b
7340785.SQ.FTS.B, 6.237%, 6/20/35 .... 283 –
b
7347758.SQ.FTS.B, 4.936%, 6/21/35 .... 637 –
b
7347161.SQ.FTS.B, 5.179%, 6/21/35 .... 1,612 –
b
7349176.SQ.FTS.B, 6.01%, 6/22/35 ..... 3,844 –
b
7351853.SQ.FTS.B, 5.379%, 6/23/35 .... 5,993 –
b
7360805.SQ.FTS.B, 6.165%, 6/27/35 .... 2,006 –
b
7365827.SQ.FTS.B, 6.258%, 6/28/35 .... 6,811 1
b
7371001.SQ.FTS.B, 5.562%, 6/30/35 .... 1,240 –
b
7371839.SQ.FTS.B, 6.243%, 7/01/35 .... 861 –
b
7372521.SQ.FTS.B, 6.411%, 7/01/35 .... 1,299 –
b
7374891.SQ.FTS.B, 5.43%, 7/02/35 ..... 2,125 –
b
7375109.SQ.FTS.B, 5.566%, 7/02/35 .... 50,681 1
b
7377915.SQ.FTS.B, 5.191%, 7/03/35 .... 2,442 –
b
7380832.SQ.FTS.B, 6.418%, 7/04/35 .... 3,802 –
b
7387351.SQ.FTS.B, 6.267%, 7/06/35 .... 1,437 –
b
7394034.SQ.FTS.B, 5.567%, 7/09/35 .... 15,218 1
b
7391709.SQ.FTS.B, 5.752%, 7/09/35 .... 3,929 –
b
7401159.SQ.FTS.B, 5.189%, 7/11/35 .... 4,474 –
b
7400721.SQ.FTS.B, 6.003%, 7/11/35 .... 3,142 –
b
7407628.SQ.FTS.B, 5.578%, 7/14/35 .... 707 –
b
7416118.SQ.FTS.B, 4.751%, 7/18/35 .... 861 –
b
7427050.SQ.FTS.B, 6.006%, 7/22/35 .... 20,152 1
b
7438902.SQ.FTS.B, 5.753%, 7/26/35 .... 5,508 –
b
7443538.SQ.FTS.B, 4.936%, 7/28/35 .... 987 –
b
7443523.SQ.FTS.B, 6.16%, 7/28/35 ..... 82 –
b
7450843.SQ.FTS.B, 4.747%, 7/30/35 .... 141 –
b
7447727.SQ.FTS.B, 6.007%, 7/30/35 .... 8,018 –
b
7453402.SQ.FTS.B, 5.564%, 7/31/35 .... 3,989 –
b
7458281.SQ.FTS.B, 5.442%, 8/01/35 .... 3,185 –
b
7459192.SQ.FTS.B, 5.448%, 8/01/35 .... 2,982 –
b
7461871.SQ.FTS.B, 4.937%, 8/02/35 .... 11,449 1
b
7461204.SQ.FTS.B, 6.184%, 8/02/35 .... 583 –
b
7467058.SQ.FTS.B, 5.19%, 8/05/35 ..... 2,489 –
b
7467174.SQ.FTS.B, 5.447%, 8/05/35 .... 1,084 –
b
7478115.SQ.FTS.B, 4.759%, 8/08/35 .... 2,361 –
b
7478314.SQ.FTS.B, 5.19%, 8/08/35 ..... 33,364 –
b
7480273.SQ.FTS.B, 4.654%, 8/09/35 .... 1,040 1
b
7487915.SQ.FTS.B, 4.654%, 8/12/35 .... 23,216 95
b
7485386.SQ.FTS.B, 5.376%, 8/12/35 .... 6,846 –
b
7490860.SQ.FTS.B, 4.751%, 8/13/35 .... 10,209 –
b
7495215.SQ.FTS.B, 5.19%, 8/14/35 ..... 5,174 1
b
7492564.SQ.FTS.B, 5.756%, 8/14/35 .... 6,969 –
b
7503077.SQ.FTS.B, 5.566%, 8/15/35 .... 5,648 –
b
7506371.SQ.FTS.B, 5.761%, 8/16/35 .... 2,356 –
b
7507182.SQ.FTS.B, 6.163%, 8/16/35 .... 724 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans (continued)
a
Block, Inc. (continued)
b
7515032.SQ.FTS.B, 5.38%, 8/20/35 ..... $ 1,203 $ –
b
7518279.SQ.FTS.B, 6.409%, 8/21/35 .... 700 82
b
7516707.SQ.FTS.B, 6.423%, 8/21/35 .... 2,908 –
b
7527745.SQ.FTS.B, 5.433%, 8/23/35 .... 201 –
b
7528450.SQ.FTS.B, 6.181%, 8/23/35 .... 316 –
b
7529757.SQ.FTS.B, 4.654%, 8/24/35 .... 16,511 8
b
7529703.SQ.FTS.B, 5.373%, 8/24/35 .... 3,770 –
b
7530224.SQ.FTS.B, 6.415%, 8/24/35 .... 1,328 1
b
7534222.SQ.FTS.B, 4.746%, 8/26/35 .... 3,893 –
b
7536249.SQ.FTS.B, 6.408%, 8/27/35 .... 4,101 –
b
7540141.SQ.FTS.B, 4.749%, 8/28/35 .... 6,653 –
b
7542122.SQ.FTS.B, 5.577%, 8/28/35 .... 2,313 –
b
7549195.SQ.FTS.B, 5.447%, 8/29/35 .... 187 –
b
7548215.SQ.FTS.B, 5.755%, 8/29/35 .... 17,087 2
b
7555997.SQ.FTS.B, 5.752%, 9/03/35 .... 1,097 222
b
7563453.SQ.FTS.B, 5.189%, 9/05/35 .... 42,374 –
b
7562885.SQ.FTS.B, 6.004%, 9/05/35 .... 8,387 –
b
7571798.SQ.FTS.B, 4.937%, 9/07/35 .... 13,156 2
b
7571356.SQ.FTS.B, 5.188%, 9/07/35 .... 4,981 713
b
7585994.SQ.FTS.B, 4.654%, 9/12/35 .... 1,535 1,027
b
7584863.SQ.FTS.B, 4.749%, 9/12/35 .... 14,320 2
b
7587250.SQ.FTS.B, 5.757%, 9/12/35 .... 750 2
b
7587356.SQ.FTS.B, 6.164%, 9/12/35 .... 2,162 1
b
7588555.SQ.FTS.B, 4.767%, 9/13/35 .... 804 –
b
7589355.SQ.FTS.B, 5.772%, 9/13/35 .... 1,086 1
b
7590816.SQ.FTS.B, 6.17%, 9/13/35 ..... 93 2
b
7589431.SQ.FTS.B, 6.417%, 9/13/35 .... 4,982 3
b
7598984.SQ.FTS.B, 5.189%, 9/15/35 .... 8,984 –
b
7603549.SQ.FTS.B, 6.258%, 9/18/35 .... 1,546 1
b
7604419.SQ.FTS.B, 6.289%, 9/18/35 .... 212 –
b
7606959.SQ.FTS.B, 5.429%, 9/19/35 .... 438 –
b
7612216.SQ.FTS.B, 5.378%, 9/20/35 .... 2,313 1
b
7611418.SQ.FTS.B, 5.461%, 9/20/35 .... 1,235 –
b
7611675.SQ.FTS.B, 6.259%, 9/20/35 .... 1,865 5
b
7619618.SQ.FTS.B, 5.566%, 9/22/35 .... 2,739 60
b
7621281.SQ.FTS.B, 4.942%, 9/23/35 .... 2,435 –
b
7622285.SQ.FTS.B, 6.252%, 9/24/35 .... 2,465 2
b
7625481.SQ.FTS.B, 6.416%, 9/25/35 .... 36,849 3
b
7638920.SQ.FTS.B, 4.74%, 9/28/35 ..... 2,024 –
b
7636007.SQ.FTS.B, 4.754%, 9/28/35 .... 1,437 –
b
7637460.SQ.FTS.B, 5.566%, 9/28/35 .... 3,871 3
b
7642888.SQ.FTS.B, 5.187%, 9/29/35 .... 10,378 7
b
7645813.SQ.FTS.B, 6.184%, 10/01/35 ... 946 –
b
7656711.SQ.FTS.B, 6.004%, 10/03/35 ... 2,619 2
b
7657540.SQ.FTS.B, 6.261%, 10/03/35 ... 2,992 6
b
7662217.SQ.FTS.B, 5.563%, 10/04/35 ... 4,430 2
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
7659875.SQ.FTS.B, 6.17%, 10/04/35 .... $ 230 $ 2
b
7667343.SQ.FTS.B, 6.001%, 10/05/35 ... 1,280 1
b
7668773.SQ.FTS.B, 6.146%, 10/06/35 ... 1,217 –
b
7667933.SQ.FTS.B, 6.164%, 10/06/35 ... 34,644 –
b
7671011.SQ.FTS.B, 5.157%, 10/08/35 ... 418 –
b
7671923.SQ.FTS.B, 5.567%, 10/08/35 ... 2,855 17
b
7690511.SQ.FTS.B, 6.267%, 10/14/35 ... 936 –
b
7693460.SQ.FTS.B, 6.294%, 10/15/35 ... 327 2
b
7699696.SQ.FTS.B, 5.566%, 10/17/35 ... 18,110 4
b
7703885.SQ.FTS.B, 4.754%, 10/18/35 ... 2,890 4
b
7722120.SQ.FTS.B, 5.098%, 10/25/35 ... 5,862 –
b
7722826.SQ.FTS.B, 5.527%, 10/25/35 ... 1,164 5
b
7726762.SQ.FTS.B, 6.481%, 10/26/35 ... 3,409 –
b
7730733.SQ.FTS.B, 5.568%, 10/27/35 ... 396 1
b
7733410.SQ.FTS.B, 6.166%, 10/28/35 ... 4,409 2
b
7740952.SQ.FTS.B, 4.754%, 10/30/35 ... 2,949 2
b
7751484.SQ.FTS.B, 5.096%, 11/02/35 ... 4,718 7
b
7760287.SQ.FTS.B, 6.169%, 11/06/35 ... 6,714 –
b
7766291.SQ.FTS.B, 5.398%, 11/07/35 ... 74 2
b
7771517.SQ.FTS.B, 4.78%, 11/08/35 .... 1,611 321
b
7770019.SQ.FTS.B, 5.533%, 11/08/35 ... 658 395
b
7777312.SQ.FTS.B, 4.717%, 11/09/35 ... 494 4
b
7783246.SQ.FTS.B, 6.159%, 11/12/35 ... 1,495 2
b
7785778.SQ.FTS.B, 5.099%, 11/13/35 ... 1,433 1
b
7804032.SQ.FTS.B, 6.162%, 11/18/35 ... 11,301 6
b
7805135.SQ.FTS.B, 4.756%, 11/19/35 ... 147 3
b
7805154.SQ.FTS.B, 5.922%, 11/19/35 ... 455 21
b
7809092.SQ.FTS.B, 5.346%, 11/20/35 ... 749 670
b
7821101.SQ.FTS.B, 4.742%, 11/23/35 ... 4,175 –
b
7824941.SQ.FTS.B, 5.094%, 11/23/35 ... 8,799 47
b
7822908.SQ.FTS.B, 5.723%, 11/23/35 ... 20,456 1
b
7828520.SQ.FTS.B, 5.727%, 11/24/35 ... 2,729 1
b
7844276.SQ.FTS.B, 4.784%, 11/30/35 ... 335 9
b
7845202.SQ.FTS.B, 6.287%, 11/30/35 ... 2,732 3
b
7851095.SQ.FTS.B, 5.723%, 12/01/35 ... 16,980 95
b
7855369.SQ.FTS.B, 4.751%, 12/03/35 ... 3,143 4
b
7869424.SQ.FTS.B, 6.289%, 12/06/35 ... 11,411 10
b
7881465.SQ.FTS.B, 5.54%, 12/11/35 .... 3,068 2
b
7881388.SQ.FTS.B, 5.917%, 12/11/35 ... 408 12
b
7886066.SQ.FTS.B, 5.346%, 12/12/35 ... 7,204 5,054
b
7885234.SQ.FTS.B, 5.917%, 12/12/35 ... 1,279 13
b
7894898.SQ.FTS.B, 4.75%, 12/14/35 .... 1,313 2
b
7895575.SQ.FTS.B, 5.094%, 12/14/35 ... 1,020 889
b
7900540.SQ.FTS.B, 4.785%, 12/16/35 ... 91 35
b
7902529.SQ.FTS.B, 5.094%, 12/17/35 ... 938 89
b
7902827.SQ.FTS.B, 6.168%, 12/17/35 ... 1,631 6

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans (continued)
a
Block, Inc. (continued)
b
7905583.SQ.FTS.B, 4.777%, 12/18/35 ... $ 1,925 $ 12
b
7910151.SQ.FTS.B, 6.162%, 12/19/35 ... 1,714 1,070
b
7919109.SQ.FTS.B, 5.344%, 12/22/35 ... 463 411
b
7919647.SQ.FTS.B, 6.184%, 12/22/35 ... 76 3
b
7924288.SQ.FTS.B, 4.75%, 12/24/35 .... 2,132 684
b
7924505.SQ.FTS.B, 5.436%, 12/24/35 ... 2,823 7
b
7924762.SQ.FTS.B, 5.911%, 12/25/35 ... 24,104 17
b
7938776.SQ.FTS.B, 5.914%, 12/28/35 ... 8,317 15
b
7951375.SQ.FTS.B, 6.168%, 1/02/36 .... 3,922 46
b
7951302.SQ.FTS.B, 6.478%, 1/02/36 .... 333 12
b
7957554.SQ.FTS.B, 4.757%, 1/03/36 .... 852 7
b
7957892.SQ.FTS.B, 5.719%, 1/03/36 .... 1,657 269
b
7956696.SQ.FTS.B, 5.909%, 1/03/36 .... 6,001 10
b
7957091.SQ.FTS.B, 5.909%, 1/03/36 .... 70 57
b
7956978.SQ.FTS.B, 6.162%, 1/03/36 .... 3,117 5
b
7957811.SQ.FTS.B, 6.453%, 1/03/36 .... 213 10
b
7959379.SQ.FTS.B, 4.755%, 1/04/36 .... 1,313 14
b
7960956.SQ.FTS.B, 4.745%, 1/05/36 .... 6,363 19
b
7963717.SQ.FTS.B, 4.757%, 1/06/36 .... 927 21
b
7963850.SQ.FTS.B, 6.298%, 1/06/36 .... 504 8
b
7967953.SQ.FTS.B, 5.095%, 1/08/36 .... 15,279 12
b
7966595.SQ.FTS.B, 6.173%, 1/08/36 .... 1,521 355
b
7969990.SQ.FTS.B, 5.906%, 1/09/36 .... 1,416 25
b
7974096.SQ.FTS.B, 4.748%, 1/10/36 .... 7,166 6
b
7984914.SQ.FTS.B, 5.096%, 1/13/36 .... 2,692 40
b
7987012.SQ.FTS.B, 6.48%, 1/15/36 ..... 10,229 12
b
7990648.SQ.FTS.B, 4.774%, 1/16/36 .... 1,142 935
b
8000806.SQ.FTS.B, 4.78%, 1/17/36 ..... 27,376 13
b
8000256.SQ.FTS.B, 5.912%, 1/17/36 .... 5,956 24
b
8003591.SQ.FTS.B, 6.163%, 1/18/36 .... 11,896 90
b
8007319.SQ.FTS.B, 6.477%, 1/19/36 .... 12,785 –
b
8014047.SQ.FTS.B, 4.751%, 1/22/36 .... 6,204 5
b
8015515.SQ.FTS.B, 4.746%, 1/23/36 .... 2,333 1
b
8016641.SQ.FTS.B, 4.747%, 1/23/36 .... 5,023 10
b
8015845.SQ.FTS.B, 4.78%, 1/23/36 ..... 4,683 130
b
8025825.SQ.FTS.B, 4.78%, 1/25/36 ..... 3,320 63
b
8023989.SQ.FTS.B, 5.098%, 1/25/36 .... 1,612 1,387
b
8028768.SQ.FTS.B, 5.347%, 1/26/36 .... 7,152 58
b
8038230.SQ.FTS.B, 6.163%, 1/30/36 .... 1,601 85
b
8038405.SQ.FTS.B, 6.471%, 1/30/36 .... 55 38
b
8050308.SQ.FTS.B, 5.346%, 2/01/36 .... 1,499 1,177
b
8049639.SQ.FTS.B, 6.486%, 2/01/36 .... 2,226 28
b
8051996.SQ.FTS.B, 4.751%, 2/02/36 .... 4,640 14
b
8051483.SQ.FTS.B, 5.346%, 2/02/36 .... 1,650 30
b
8050572.SQ.FTS.B, 6.289%, 2/02/36 .... 3,832 9
b
8055695.SQ.FTS.B, 4.783%, 2/04/36 .... 2,280 80
Description
Principal
Amount Value
a
Block, Inc. (continued)
b
8057620.SQ.FTS.B, 4.751%, 2/05/36 .... $ 8,330 $ 8
b
8057890.SQ.FTS.B, 5.346%, 2/05/36 .... 2,418 36
b
8059705.SQ.FTS.B, 5.535%, 2/05/36 .... 3,405 97
b
8058155.SQ.FTS.B, 5.723%, 2/05/36 .... 14,739 3,690
b
8076793.SQ.FTS.B, 6.294%, 2/10/36 .... 2,373 9
b
8077372.SQ.FTS.B, 4.778%, 2/11/36 .... 3,025 28
b
8078299.SQ.FTS.B, 4.746%, 2/12/36 .... 1,275 5
b
8078088.SQ.FTS.B, 4.777%, 2/12/36 .... 2,414 107
b
8081797.SQ.FTS.B, 6.268%, 2/13/36 .... 270 10
b
8090007.SQ.FTS.B, 4.78%, 2/15/36 ..... 6,578 922
b
8093036.SQ.FTS.B, 6.477%, 2/15/36 .... 10,658 1
b
8093678.SQ.FTS.B, 5.727%, 2/16/36 .... 1,944 1,623
b
8101696.SQ.FTS.B, 5.093%, 2/19/36 .... 1,959 18
b
8099621.SQ.FTS.B, 5.346%, 2/19/36 .... 4,198 3,671
b
8106732.SQ.FTS.B, 4.78%, 2/21/36 ..... 6,087 4,158
b
8115296.SQ.FTS.B, 6.55%, 2/23/36 ..... 2,433 6
b
8119560.SQ.FTS.B, 5.409%, 2/25/36 .... 8,595 15
b
8124329.SQ.FTS.B, 5.912%, 2/26/36 .... 23,671 3
b
8123557.SQ.FTS.B, 6.418%, 2/26/36 .... 3,612 23
b
8142519.SQ.FTS.B, 4.78%, 2/28/36 ..... 8,209 4,624
b
8128121.SQ.FTS.B, 5.912%, 2/28/36 .... 5,320 17
b
8137489.SQ.FTS.B, 5.912%, 2/28/36 .... 34,354 4
b
8143486.SQ.FTS.B, 6.328%, 3/01/36 .... 4,836 3
b
8150842.SQ.FTS.B, 4.781%, 3/04/36 .... 12,085 7
b
8152413.SQ.FTS.B, 6.149%, 3/04/36 .... 7,326 –
b
8158243.SQ.FTS.B, 5.665%, 3/05/36 .... 169 158
b
8162406.SQ.FTS.B, 6.152%, 3/07/36 .... 3,360 3
b
8179992.SQ.FTS.B, 6.673%, 3/12/36 .... 35,767 8
b
8184135.SQ.FTS.B, 6.666%, 3/13/36 .... 2,144 2
b
8184364.SQ.FTS.B, 5.413%, 3/14/36 .... 873 63
b
8186305.SQ.FTS.B, 4.78%, 3/16/36 ..... 2,872 171
b
8190004.SQ.FTS.B, 4.779%, 3/17/36 .... 301 293
b
8192240.SQ.FTS.B, 4.953%, 3/17/36 .... 1,288 4
b
8194482.SQ.FTS.B, 4.781%, 3/18/36 .... 1,933 1,670
b
8195481.SQ.FTS.B, 6.547%, 3/18/36 .... 12,519 43
b
8201077.SQ.FTS.B, 6.43%, 3/19/36 ..... 606 65
b
8206858.SQ.FTS.B, 5.108%, 3/21/36 .... 608 359
b
8207770.SQ.FTS.B, 5.111%, 3/22/36 .... 2,680 39
b
8210573.SQ.FTS.B, 5.911%, 3/23/36 .... 1,616 1,341
b
8208433.SQ.FTS.B, 6.153%, 3/23/36 .... 3,727 19
b
8211765.SQ.FTS.B, 5.669%, 3/24/36 .... 1,652 578
b
8214068.SQ.FTS.B, 6.15%, 3/24/36 ..... 6,904 2,829
b
8215377.SQ.FTS.B, 5.114%, 3/25/36 .... 8,091 11
b
8216765.SQ.FTS.B, 6.152%, 3/25/36 .... 4,754 2,959
b
8217448.SQ.FTS.B, 6.333%, 3/25/36 .... 1,594 17

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans (continued)
a
Block, Inc. (continued)
b
8220835.SQ.FTS.B, 6.55%, 3/26/36 ..... $ 309 $ 70
47,196
Freedom Financial Asset Management LLC
APP-10352432.FP.FTS.B, 11.99%, 9/01/26 261 261
APP-11335385.FP.FTS.B, 10.99%, 9/04/26 202 202
APP-10389562.FP.FTS.B, 17.49%, 9/05/26 802 804
APP-10158390.FP.FTS.B, 12.49%, 9/21/26 855 856
a
APP-08902866.FP.FTS.B, 20.49%, 9/23/26 5,808 607
a
APP-08924259.FP.FTS.B, 15.49%, 9/29/26 4,039 1,322
APP-10663520.FP.FTS.B, 12.49%, 9/30/26 944 947
APP-08924296.FP.FTS.B, 22.49%, 9/30/26 5,619 5,858
APP-10115186.FP.FTS.B, 23.49%,
10/01/26 .......................... 2,015 2,058
APP-10622691.FP.FTS.B, 18.99%,
10/02/26 .......................... 946 956
APP-10374305.FP.FTS.B, 11.99%,
10/05/26 .......................... 853 854
APP-10157026.FP.FTS.B, 14.24%,
10/05/26 .......................... 856 858
APP-10692650.FP.FTS.B, 11.99%,
10/08/26 .......................... 1,128 1,131
APP-10291582.FP.FTS.B, 17.49%,
10/09/26 .......................... 1,025 1,031
APP-10365188.FP.FTS.B, 14.24%,
10/17/26 .......................... 804 807
APP-10091993.FP.FTS.B, 19.99%,
10/20/26 .......................... 1,547 1,571
APP-10463469.FP.FTS.B, 18.99%,
10/24/26 .......................... 3,571 3,619
APP-10364110.FP.FTS.B, 11.24%, 10/25/26 2,469 2,479
APP-10512737.FP.FTS.B, 17.49%,
10/25/26 .......................... 1,004 1,015
APP-10274873.FP.FTS.B, 20.49%,
10/25/26 .......................... 778 789
APP-10432641.FP.FTS.B, 15.49%,
10/29/26 .......................... 1,824 1,838
APP-09132903.FP.FTS.B, 18.99%,
10/31/26 .......................... 2,374 1,900
APP-11307937.FP.FTS.B, 11.99%, 11/08/26 1,800 1,806
APP-11099818.FP.FTS.B, 16.49%, 11/09/26 1,024 1,029
APP-10765319.FP.FTS.B, 14.49%, 11/11/26 513 515
APP-10714394.FP.FTS.B, 11.99%, 11/15/26 2,021 2,029
APP-11304024.FP.FTS.B, 17.49%, 11/15/26 1,315 1,332
a
APP-10768778.FP.FTS.B, 14.74%,
11/18/26 .......................... 7,384 846
APP-10170330.FP.FTS.B, 11.99%, 11/20/26 1,083 1,088
APP-11304530.FP.FTS.B, 21.49%, 11/24/26 5,054 5,160
APP-11333408.FP.FTS.B, 17.99%, 11/25/26 1,308 1,342
APP-11386113.FP.FTS.B, 18.99%, 11/25/26 737 750
APP-10583684.FP.FTS.B, 16.99%,
12/02/26 .......................... 221 220
APP-10776411.FP.FTS.B, 11.99%, 12/09/26 3,545 3,564
APP-11741440.FP.FTS.B, 19.99%,
12/16/26 .......................... 1,144 1,162
APP-11283905.FP.FTS.B, 15.99%,
12/21/26 .......................... 5,493 5,543
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-11187285.FP.FTS.B, 12.49%, 12/22/26 $ 3,575 $ 3,595
APP-11305667.FP.FTS.B, 20.49%,
12/27/26 .......................... 2,912 2,990
APP-11776378.FP.FTS.B, 20.49%,
12/27/26 .......................... 2,349 2,388
APP-11306747.FP.FTS.B, 14.24%,
12/28/26 .......................... 1,457 1,468
APP-11410923.FP.FTS.B, 23.49%,
12/28/26 .......................... 1,063 1,093
APP-11266733.FP.FTS.B, 11.99%, 12/30/26 2,415 2,431
APP-10525907.FP.FTS.B, 11.99%,
12/31/26 .......................... 2,779 2,799
APP-11333811.FP.FTS.B, 16.99%, 1/03/27 1,954 1,982
APP-11332983.FP.FTS.B, 18.99%, 1/04/27 2,079 2,112
APP-11355890.FP.FTS.B, 14.74%, 1/07/27 4,817 4,847
APP-11385154.FP.FTS.B, 18.99%, 1/08/27 2,023 2,056
APP-10916969.FP.FTS.B, 19.99%, 1/08/27 1,531 1,558
APP-08114000.FP.FTS.B, 13.24%, 1/10/27 3,237 3,257
APP-11335531.FP.FTS.B, 16.99%, 1/10/27 2,407 2,450
APP-12243964.FP.FTS.B, 19.99%, 1/15/27 2,007 2,055
APP-11277516.FP.FTS.B, 18.49%, 1/18/27 3,230 3,286
APP-11333372.FP.FTS.B, 18.49%, 1/25/27 2,643 2,725
APP-12231521.FP.FTS.B, 17.24%, 1/26/27 5,156 5,270
APP-12151284.FP.FTS.B, 17.99%, 1/27/27 2,892 2,989
APP-09940038.FP.FTS.B, 17.49%, 1/29/27 3,623 3,722
APP-11795116.FP.FTS.B, 11.74%, 2/04/27 3,415 3,437
APP-11798862.FP.FTS.B, 16.49%, 2/09/27 1,945 1,963
APP-11810406.FP.FTS.B, 11.74%, 2/10/27 6,807 6,856
APP-11787878.FP.FTS.B, 19.99%, 2/10/27 1,177 1,199
APP-11779953.FP.FTS.B, 16.74%, 2/11/27 10,177 4,187
APP-11805082.FP.FTS.B, 19.49%, 2/11/27 3,683 3,784
APP-11753796.FP.FTS.B, 19.99%, 2/12/27 2,443 2,509
APP-11805436.FP.FTS.B, 22.49%, 2/12/27 1,488 1,525
APP-10688549.FP.FTS.B, 18.99%, 2/16/27 5,871 6,033
APP-12266273.FP.FTS.B, 23.74%, 2/18/27 4,725 4,886
APP-11389311.FP.FTS.B, 17.49%, 2/28/27 6,500 6,589
APP-10253670.FP.FTS.B, 19.99%, 2/28/27 1,938 2,005
APP-12228409.FP.FTS.B, 19.99%, 3/01/27 2,363 2,415
APP-11317083.FP.FTS.B, 20.49%, 3/03/27 2,367 2,429
a
APP-12172287.FP.FTS.B, 19.99%, 3/07/27 3,988 990
APP-12130498.FP.FTS.B, 13.24%, 3/10/27 3,440 3,470
APP-12213871.FP.FTS.B, 19.99%, 3/11/27 4,192 4,357
APP-12244387.FP.FTS.B, 11.24%, 3/12/27 4,893 4,937
APP-12236483.FP.FTS.B, 15.24%, 3/13/27 5,631 5,730
APP-10683987.FP.FTS.B, 12.49%, 3/16/27 6,275 6,325
APP-10769483.FP.FTS.B, 17.99%, 3/22/27 4,907 5,019
APP-11339522.FP.FTS.B, 23.49%, 3/28/27 4,013 4,179
APP-11391376.FP.FTS.B, 19.99%, 3/31/27 7,904 8,231
APP-09094872.FP.FTS.B, 14.99%, 4/01/27 1,894 1,898
APP-10195837.FP.FTS.B, 11.99%, 4/02/27 823 824
APP-10672023.FP.FTS.B, 18.49%, 4/15/27 2,013 2,053
APP-10459721.FP.FTS.B, 20.99%, 5/28/27 12,701 13,202
APP-11277041.FP.FTS.B, 20.49%, 5/30/27 7,107 7,432
APP-11301237.FP.FTS.B, 18.49%, 6/02/27 4,480 4,643
a
APP-12246518.FP.FTS.B, 13.24%, 7/13/27 2,123 789
APP-10315402.FP.FTS.B, 22.99%, 7/30/27 5,764 6,065

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC
(continued)
APP-12222310.FP.FTS.B, 18.24%, 9/21/27 $ 12,015 $ 12,443
a
APP-11315623.FP.FTS.B, 15.49%, 11/02/27 7,160 1,566
APP-10229284.FP.FTS.B, 18.99%,
12/04/27 .......................... 1,749 1,774
APP-09447903.FP.FTS.B, 23.49%, 1/31/28 3,694 3,788
APP-09027027.FP.FTS.B, 21.49%, 6/05/36 1,191 1,209
APP-10045496.FP.FTS.B, 14.49%, 8/15/36 173 174
APP-10213964.FP.FTS.B, 18.99%, 8/18/36 1,432 906
APP-09717880.FP.FTS.B, 15.74%, 8/20/36 227 227
APP-09811789.FP.FTS.B, 22.49%, 8/20/36 315 319
APP-10127112.FP.FTS.B, 16.49%, 8/21/36 345 346
APP-09726787.FP.FTS.B, 15.24%, 8/24/36 188 188
APP-09787833.FP.FTS.B, 15.74%, 8/24/36 500 502
APP-09708684.FP.FTS.B, 21.49%, 8/24/36 1,109 1,118
APP-09759659.FP.FTS.B, 13.24%, 8/25/36 291 292
268,035
LendingClub Corp. - LCX PM
181324642.LC.FTS.B, 15.19%, 10/13/26 .. 16,216 –
182220241.LC.FTS.B, 23.99%, 10/14/26 .. 705 712
182279442.LC.FTS.B, 21.99%, 10/15/26 .. 1,858 1,877
a
182239660.LC.FTS.B, 19.99%, 10/16/26 .. 2,259 273
182381955.LC.FTS.B, 26.99%, 10/20/26 .. 350 355
182373053.LC.FTS.B, 20.44%, 10/22/26 .. 1,591 1,605
182100249.LC.FTS.B, 28.99%, 10/28/26 .. 3,899 –
182412380.LC.FTS.B, 23.99%, 11/01/26 .. 723 726
182249975.LC.FTS.B, 25.99%, 11/01/26 .. 1,727 1,753
182871113.LC.FTS.B, 21.99%, 11/02/26 .. 2,111 2,132
182810881.LC.FTS.B, 28.99%, 11/02/26 .. 717 724
182715994.LC.FTS.B, 18.99%, 11/03/26 .. 1,471 724
182956744.LC.FTS.B, 16.49%, 11/05/26 .. 2,851 2,860
182845986.LC.FTS.B, 19.99%, 11/05/26 .. 877 883
182934282.LC.FTS.B, 15.44%, 11/07/26 .. 1,306 1,311
182834096.LC.FTS.B, 15.49%, 11/08/26 .. 8,504 –
183101425.LC.FTS.B, 17.44%, 11/15/26 .. 2,710 2,729
182999628.LC.FTS.B, 17.74%, 11/15/26 .. 1,261 1,269
182737896.LC.FTS.B, 19.49%, 11/15/26 .. 2,246 2,271
182962134.LC.FTS.B, 24.99%, 11/15/26 .. 1,454 1,468
182977646.LC.FTS.B, 16.99%, 11/16/26 .. 3,124 3,146
183238822.LC.FTS.B, 16.99%, 11/16/26 .. 1,987 1,989
183287259.LC.FTS.B, 18.19%, 11/16/26 .. 943 945
183253428.LC.FTS.B, 25.99%, 11/17/26 .. 2,270 2,309
183368090.LC.FTS.B, 19.49%, 11/18/26 .. 1,024 1,034
182932552.LC.FTS.B, 13.19%, 11/19/26 .. 2,084 415
183333541.LC.FTS.B, 14.19%, 11/22/26 .. 1,996 2,011
182980965.LC.FTS.B, 17.24%, 11/22/26 .. 1,928 1,945
183371257.LC.FTS.B, 17.74%, 11/22/26 .. 3,051 3,075
a
183418746.LC.FTS.B, 19.49%, 11/22/26 .. 5,150 637
183434742.LC.FTS.B, 23.19%, 11/22/26 .. 890 905
183477091.LC.FTS.B, 13.19%, 11/23/26 .. 1,105 912
183298862.LC.FTS.B, 14.19%, 11/23/26 .. 3,869 3,902
183430694.LC.FTS.B, 18.49%, 11/23/26 .. 8,346 –
a
183430676.LC.FTS.B, 21.99%, 11/23/26 .. 5,125 242
183407041.LC.FTS.B, 24.99%, 11/23/26 .. 291 296
183095344.LC.FTS.B, 13.44%, 11/24/26 .. 3,576 3,609
183425358.LC.FTS.B, 18.49%, 11/24/26 .. 795 802
Description
Principal
Amount Value
Marketplace Loans (continued)
LendingClub Corp. - LCX PM (continued)
183505251.LC.FTS.B, 16.49%, 11/26/26 .. $ 953 $ 961
183525639.LC.FTS.B, 21.99%, 11/26/26 .. 633 645
183193272.LC.FTS.B, 15.44%, 11/27/26 .. 431 435
183556398.LC.FTS.B, 23.99%, 11/28/26 .. 518 523
183476845.LC.FTS.B, 16.49%, 11/29/26 .. 1,440 1,454
183447683.LC.FTS.B, 20.44%, 11/29/26 .. 1,997 2,024
183369356.LC.FTS.B, 20.99%, 11/29/26 .. 671 677
183359968.LC.FTS.B, 16.49%, 11/30/26 .. 2,169 2,190
182954964.LC.FTS.B, 19.49%, 11/30/26 .. 2,685 2,724
183585512.LC.FTS.B, 19.99%, 11/30/26 .. 2,454 2,479
183618524.LC.FTS.B, 22.99%, 11/30/26 .. 2,681 2,734
183540100.LC.FTS.B, 23.99%, 11/30/26 .. 2,049 –
a
183633965.LC.FTS.B, 24.99%, 11/30/26 .. 1,424 134
183676944.LC.FTS.B, 17.24%, 12/01/26 .. 724 726
183768813.LC.FTS.B, 13.24%, 12/02/26 .. 1,660 1,667
183721314.LC.FTS.B, 17.44%, 12/03/26 .. 2,053 2,069
183771895.LC.FTS.B, 21.99%, 12/03/26 .. 2,354 2,386
183799901.LC.FTS.B, 17.74%, 12/06/26 .. 1,208 1,215
183415342.LC.FTS.B, 19.49%, 12/07/26 .. 3,747 3,767
183762991.LC.FTS.B, 19.49%, 12/07/26 .. 2,776 2,797
183495228.LC.FTS.B, 20.44%, 12/07/26 .. 758 764
183885314.LC.FTS.B, 21.99%, 12/07/26 .. 785 796
183867910.LC.FTS.B, 23.99%, 12/07/26 .. 2,033 2,063
183492757.LC.FTS.B, 16.99%, 12/08/26 .. 1,818 1,831
183933487.LC.FTS.B, 23.99%, 12/08/26 .. 2,033 2,064
183966000.LC.FTS.B, 24.99%, 12/09/26 .. 710 723
183970462.LC.FTS.B, 24.99%, 12/09/26 .. 414 421
184012121.LC.FTS.B, 13.44%, 12/10/26 .. 2,112 2,122
183680345.LC.FTS.B, 16.44%, 12/10/26 .. 1,532 1,542
183793588.LC.FTS.B, 17.24%, 12/10/26 .. 866 871
184022156.LC.FTS.B, 20.49%, 12/10/26 .. 1,158 1,166
183970602.LC.FTS.B, 24.99%, 12/10/26 .. 1,657 1,686
184033080.LC.FTS.B, 17.44%, 12/13/26 .. 2,486 2,494
183731402.LC.FTS.B, 19.44%, 12/13/26 .. 1,996 2,018
184039087.LC.FTS.B, 24.99%, 12/13/26 .. 1,312 1,337
184176824.LC.FTS.B, 14.99%, 12/14/26 .. 1,605 1,613
184114198.LC.FTS.B, 18.99%, 12/14/26 .. 3,032 3,055
184130928.LC.FTS.B, 21.99%, 12/14/26 .. 6,069 –
183623138.LC.FTS.B, 23.99%, 12/14/26 .. 1,063 1,073
183641094.LC.FTS.B, 24.99%, 12/14/26 .. 1,407 1,435
184198353.LC.FTS.B, 14.01%, 12/15/26 .. 4,331 4,360
183712326.LC.FTS.B, 15.44%, 12/15/26 .. 811 817
183603668.LC.FTS.B, 17.19%, 12/15/26 .. 7,047 –
183809680.LC.FTS.B, 17.24%, 12/15/26 .. 4,106 4,111
183996173.LC.FTS.B, 17.44%, 12/15/26 .. 4,422 4,448
183905553.LC.FTS.B, 13.44%, 12/16/26 .. 724 725
183612692.LC.FTS.B, 13.49%, 12/17/26 .. 1,557 1,569
184223937.LC.FTS.B, 16.44%, 12/17/26 .. 1,765 1,776
184214073.LC.FTS.B, 27.99%, 12/17/26 .. 1,744 1,781
183673632.LC.FTS.B, 15.44%, 12/18/26 .. 1,926 1,936
183852446.LC.FTS.B, 17.99%, 12/18/26 .. 2,871 522
184283202.LC.FTS.B, 19.49%, 12/20/26 .. 999 1,012
184059193.LC.FTS.B, 21.99%, 12/20/26 .. 2,738 2,790
184382909.LC.FTS.B, 12.99%, 12/21/26 .. 2,203 2,222
184032290.LC.FTS.B, 20.99%, 12/21/26 .. 3,419 3,440
183436430.LC.FTS.B, 16.99%, 12/23/26 .. 4,400 4,442
184321733.LC.FTS.B, 23.99%, 12/23/26 .. 10,499 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans (continued)
LendingClub Corp. - LCX PM (continued)
183940387.LC.FTS.B, 19.99%, 12/25/26 .. $ 2,536 $ 2,575
184249796.LC.FTS.B, 15.44%, 12/28/26 .. 4,510 –
184029644.LC.FTS.B, 17.49%, 12/28/26 .. 3,983 4,029
183977917.LC.FTS.B, 16.49%, 12/30/26 .. 8,987 –
184298012.LC.FTS.B, 18.74%, 12/30/26 .. 431 434
184066327.LC.FTS.B, 14.19%, 12/31/26 .. 1,906 1,925
184379539.LC.FTS.B, 12.19%, 1/02/27 ... 3,969 3,972
183888494.LC.FTS.B, 17.99%, 1/06/27 ... 1,576 1,586
183882896.LC.FTS.B, 6%, 1/07/27 ...... 2,305 2,317
182954228.LC.FTS.B, 13.49%, 2/18/27 ... 3,675 3,703
a
183154136.LC.FTS.B, 18.49%, 3/16/27 ... 2,484 311
184013288.LC.FTS.B, 24.99%, 4/10/27 ... 5,858 1,108
a
184051343.LC.FTS.B, 28.99%, 4/13/27 ... 4,670 9
182675743.LC.FTS.B, 15%, 4/15/27 ..... 14,190 –
183965552.LC.FTS.B, 16.49%, 4/16/27 ... 3,438 2,797
182419678.LC.FTS.B, 19.99%, 4/25/27 ... 4,623 4,716
182469398.LC.FTS.B, 21.99%, 5/05/27 ... 4,210 4,301
a
183710879.LC.FTS.B, 19.95%, 5/06/27 ... 6,878 815
182925771.LC.FTS.B, 23.99%, 5/12/27 ... 8,411 8,609
184107590.LC.FTS.B, 23.99%, 5/14/27 ... 2,142 –
183436461.LC.FTS.B, 12.74%, 5/23/27 ... 9,174 1,713
184033235.LC.FTS.B, 24.99%, 5/24/27 ... 6,228 6,465
183805030.LC.FTS.B, 17.49%, 6/16/27 ... 6,957 6,974
183437929.LC.FTS.B, 20.49%, 6/30/27 ... 6,172 6,305
183274263.LC.FTS.B, 15.44%, 7/01/27 ... 8,213 –
182882013.LC.FTS.B, 24.99%, 8/24/27 ... 7,377 1,448
183252907.LC.FTS.B, 16.49%, 9/23/27 ... 4,464 4,491
a
182329589.LC.FTS.B, 24.99%, 10/03/27 .. 3,392 167
184211532.LC.FTS.B, 21.99%, 12/28/27 .. 18,108 –
a
184064152.LC.FTS.B, 19.49%, 10/13/28 .. 12,102 1,049
184435348.LC.FTS.B, 17.99%, 12/23/34 .. 1,279 –
184443285.LC.FTS.B, Zero Cpn, 12/27/34 14,743 –
184253510.LC.FTS.B, 18.49%, 8/21/35 ... 3,442 –
220,297
Prosper Funding LLC
a
1605623.PS.FTS.B, 16.64%, 9/15/26 .... 2,117 –
1633221.PS.FTS.B, 18.13%, 9/17/26 .... 1,823 1,837
1606780.PS.FTS.B, 29.08%, 9/18/26 .... 766 776
1628728.PS.FTS.B, 12.5%, 9/22/26 ..... 310 311
1628947.PS.FTS.B, 12.5%, 9/23/26 ..... 487 489
1636926.PS.FTS.B, 11.6%, 9/24/26 ..... 500 501
1630456.PS.FTS.B, 12.76%, 9/27/26 .... 668 672
1630438.PS.FTS.B, 15.29%, 9/27/26 .... 470 476
1630432.PS.FTS.B, 15.9%, 9/27/26 ..... 570 577
1634442.PS.FTS.B, 13.93%, 9/28/26 .... 456 457
1655382.PS.FTS.B, 12.8%, 10/27/26 .... 2,337 2,344
1655400.PS.FTS.B, 13.7%, 10/27/26 .... 425 430
1648636.PS.FTS.B, 15.2%, 10/27/26 .... 140 142
1645934.PS.FTS.B, 10.5%, 10/28/26 .... 509 510
1646096.PS.FTS.B, 15.1%, 10/28/26 .... 421 426
1646336.PS.FTS.B, 16.33%, 10/28/26 ... 1,465 1,484
1657014.PS.FTS.B, 10.5%, 10/31/26 .... 2,955 2,966
1657476.PS.FTS.B, 13.8%, 11/01/26 .... 1,349 1,358
1658550.PS.FTS.B, 9.45%, 11/02/26 .... 1,233 1,232
1660986.PS.FTS.B, 16.8%, 11/05/26 .... 2,385 2,405
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1654327.PS.FTS.B, 22.55%, 11/05/26 .... $ 944 $ 954
1651841.PS.FTS.B, 15.4%, 11/08/26 .... 511 515
1665054.PS.FTS.B, 16.93%, 11/08/26 .... 8,456 8,462
1659130.PS.FTS.B, 15.18%, 11/09/26 .... 1,294 1,307
1652711.PS.FTS.B, 16.2%, 11/09/26 ..... 1,178 1,191
1654496.PS.FTS.B, 11.79%, 11/10/26 .... 863 864
1660783.PS.FTS.B, 11.7%, 11/12/26 ..... 1,550 1,553
1658878.PS.FTS.B, 12.98%, 11/13/26 .... 2,224 2,222
1659238.PS.FTS.B, 10.8%, 11/15/26 .... 647 646
1660438.PS.FTS.B, 16%, 11/19/26 ...... 509 515
1653277.PS.FTS.B, 13.8%, 12/10/26 .... 2,942 2,969
1679077.PS.FTS.B, 15.12%, 12/15/26 ... 2,301 2,327
1685964.PS.FTS.B, 15.29%, 12/15/26 ... 2,309 2,335
1672964.PS.FTS.B, 28.23%, 12/15/26 ... 1,463 1,488
1645613.PS.FTS.B, 12.62%, 12/19/26 ... 1,598 1,604
a
1680709.PS.FTS.B, 10.5%, 12/20/26 .... 3,355 513
1681081.PS.FTS.B, 11.33%, 12/20/26 .... 1,036 1,038
1677662.PS.FTS.B, 18.25%, 12/23/26 ... 2,689 2,734
1656341.PS.FTS.B, 15.29%, 6/15/27 .... 5,305 1,389
1665885.PS.FTS.B, 13.7%, 8/27/27 ..... 8,544 8,602
1630162.PS.FTS.B, 16.33%, 9/21/27 .... 9,369 8,069
1659142.PS.FTS.B, 14.6%, 9/29/27 ..... 2,536 1,635
1613481.PS.FTS.B, 19.78%, 8/11/36 .... 400 403
1604105.PS.FTS.B, 13.74%, 8/12/36 .... 698 699
1613892.PS.FTS.B, 19.18%, 8/12/36 .... 121 122
1607647.PS.FTS.B, 15%, 8/13/36 ....... 192 193
1615164.PS.FTS.B, 17%, 8/13/36 ....... 229 231
1607977.PS.FTS.B, 25.48%, 8/13/36 .... 136 137
1604924.PS.FTS.B, 28.4%, 8/13/36 ..... 150 151
1608526.PS.FTS.B, 19.78%, 8/16/36 .... 214 215
1616271.PS.FTS.B, 12.5%, 8/17/36 ..... 271 272
1609138.PS.FTS.B, 16.18%, 8/17/36 .... 371 371
1612375.PS.FTS.B, 14.29%, 8/23/36 .... 236 237
1620525.PS.FTS.B, 16.4%, 8/24/36 ..... 148 149
75,505
Upgrade, Inc. - Card
991148239.UG.FTS.B, 29.49%, 9/20/26 .. 192 196
991149182.UG.FTS.B, 28.48%, 10/21/26 . 28 26
991123245.UG.FTS.B, 26.94%, 11/23/26 . 119 108
991182716.UG.FTS.B, 21.98%, 11/26/26 . 64 57
991356469.UG.FTS.B, 16.99%, 12/07/26 . 3 3
991265247.UG.FTS.B, 16.99%, 12/12/26 . 64 65
991326633.UG.FTS.B, 21.99%, 12/19/26 . 89 90
991020944.UG.FTS.B, 15.99%, 1/06/27 .. 512 518
991087378.UG.FTS.B, 21.36%, 2/13/27 .. 199 57
991119833.UG.FTS.B, 19.21%, 2/20/27 .. 383 387
991226691.UG.FTS.B, 15.99%, 3/06/27 .. 56 57
991249712.UG.FTS.B, 15.99%, 3/06/27 .. 699 714
991217394.UG.FTS.B, 29.49%, 6/20/27 .. 73 61
991218283.UG.FTS.B, 14.98%, 6/27/27 .. 2,120 2,136
991058306.UG.FTS.B, 20.46%, 7/11/27 .. 346 92
991120297.UG.FTS.B, 22.97%, 10/23/27 . 982 769
991225567.UG.FTS.B, 19.8%, 1/18/28 ... 174 174
a
991102474.UG.FTS.B, 29.49%, 2/24/28 .. 2,500 172
991299503.UG.FTS.B, 17.99%, 5/27/28 .. 282 172
991418802.UG.FTS.B, 29.49%, 8/10/28 .. 96 95

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
991262312.UG.FTS.B, 29.49%, 5/29/29 .. $ 144 $ 143
991266262.UG.FTS.B, 19.8%, 9/16/29 ... 1,305 735
991223479.UG.FTS.B, 29.49%, 1/18/30 .. 192 113
a
991137442.UG.FTS.B, 21.46%, 2/25/30 .. 8 –
991233872.UG.FTS.B, 17.99%, 10/05/30 . 44 44
991100555.UG.FTS.B, 29.49%, 11/20/30 . 131 133
991098718.UG.FTS.B, 23.95%, 12/09/30 . 505 307
991168137.UG.FTS.B, 19.8%, 2/21/31 ... 23 23
991197071.UG.FTS.B, 21.98%, 11/09/33 . 218 121
7,568
Upstart Network, Inc.
L1617795.UP.FTS.B, 13.57%, 9/01/26 .... 1,136 1,125
L1706771.UP.FTS.B, 9.86%, 9/13/26 .... 751 742
a
FW1703655.UP.FTS.B, 10.14%, 9/13/26 .. 477 120
FW1705224.UP.FTS.B, 10.49%, 9/13/26 .. 1,057 1,044
L1706707.UP.FTS.B, 14.84%, 9/13/26 .... 922 911
FW1706882.UP.FTS.B, 17.33%, 9/13/26 .. 252 249
L1705021.UP.FTS.B, 18.29%, 9/13/26 .... 463 457
L1705415.UP.FTS.B, 19.86%, 9/13/26 .... 261 257
L1706913.UP.FTS.B, 20.18%, 9/13/26 .... 326 321
FW1705757.UP.FTS.B, 21.7%, 9/13/26 ... 190 187
L1706178.UP.FTS.B, 22.1%, 9/13/26 .... 187 184
L1706443.UP.FTS.B, 23.44%, 9/13/26 .... 198 195
L1706931.UP.FTS.B, 24.04%, 9/13/26 .... 65 64
L1706467.UP.FTS.B, 24.5%, 9/13/26 .... 44 43
L1705774.UP.FTS.B, 24.52%, 9/13/26 .... 470 462
a
L1705130.UP.FTS.B, 24.98%, 9/13/26 .... 647 47
FW1706840.UP.FTS.B, 26.82%, 9/13/26 .. 2,190 2,156
FW1705300.UP.FTS.B, 26.94%, 9/13/26 .. 127 125
FW1705464.UP.FTS.B, 28.92%, 9/13/26 .. 455 448
FW1706229.UP.FTS.B, 30.24%, 9/13/26 .. 264 260
FW1705888.UP.FTS.B, 30.31%, 9/13/26 .. 132 130
FW1705881.UP.FTS.B, 30.81%, 9/13/26 .. 621 560
FW1705876.UP.FTS.B, 30.83%, 9/13/26 .. 108 106
FW1706597.UP.FTS.B, 31.11%, 9/13/26 .. 119 117
L1706806.UP.FTS.B, 15.22%, 9/15/26 .... 303 299
a
L1706683.UP.FTS.B, 16.01%, 9/20/26 .... 445 32
L1705598.UP.FTS.B, 17.01%, 9/21/26 .... 141 140
L1877184.UP.FTS.B, 9.06%, 10/19/26 .... 528 522
L1851771.UP.FTS.B, 9.22%, 10/19/26 .... 216 213
L1875318.UP.FTS.B, 10.07%, 10/19/26 ... 160 158
L1881256.UP.FTS.B, 11.03%, 10/19/26 ... 667 659
L1879834.UP.FTS.B, 11.35%, 10/19/26 ... 1,503 1,486
L1877450.UP.FTS.B, 14.9%, 10/19/26 .... 183 181
L1880586.UP.FTS.B, 15.78%, 10/19/26 ... 4 4
L1864741.UP.FTS.B, 16.15%, 10/19/26 ... 585 535
L1881295.UP.FTS.B, 16.28%, 10/19/26 ... 1,019 452
L1877933.UP.FTS.B, 16.4%, 10/19/26 .... 54 53
L1878027.UP.FTS.B, 16.7%, 10/19/26 .... 582 576
L1880587.UP.FTS.B, 18.12%, 10/19/26 ... 296 293
L1876835.UP.FTS.B, 19.58%, 10/19/26 ... 76 76
L1871750.UP.FTS.B, 19.96%, 10/19/26 ... 295 291
FW1880709.UP.FTS.B, 20.07%, 10/19/26 . 540 535
L1876035.UP.FTS.B, 20.11%, 10/19/26 ... 308 304
FW1878006.UP.FTS.B, 22.44%, 10/19/26 . 969 956
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1866351.UP.FTS.B, 22.85%, 10/19/26 . $ 339 $ 163
FW1880160.UP.FTS.B, 22.89%, 10/19/26 . 123 121
a
L1876513.UP.FTS.B, 22.94%, 10/19/26 ... 800 162
FW1880088.UP.FTS.B, 23.43%, 10/19/26 . 760 751
L1881431.UP.FTS.B, 24.79%, 10/19/26 ... 134 133
L1877594.UP.FTS.B, 24.95%, 10/19/26 ... 298 294
L1876477.UP.FTS.B, 25.39%, 10/19/26 ... 298 294
FW1879167.UP.FTS.B, 25.8%, 10/19/26 .. 79 78
L1879783.UP.FTS.B, 25.86%, 10/19/26 ... 305 301
FW1877802.UP.FTS.B, 26.08%, 10/19/26 . 631 623
FW1878098.UP.FTS.B, 30.84%, 10/19/26 . 112 111
FW1878489.UP.FTS.B, 30.93%, 10/19/26 . 258 116
FW1880229.UP.FTS.B, 31.05%, 10/19/26 . 132 130
a
FW1877716.UP.FTS.B, 31.6%, 10/19/26 .. 1,058 75
FW1876495.UP.FTS.B, 31.7%, 10/19/26 .. 608 601
L1881555.UP.FTS.B, 17.31%, 10/28/26 ... 651 643
L1990756.UP.FTS.B, 7.18%, 11/08/26 .... 937 924
L1994718.UP.FTS.B, 8.83%, 11/08/26 .... 1,542 1,521
L1991230.UP.FTS.B, 9.13%, 11/08/26 .... 1,605 1,584
a
L1996991.UP.FTS.B, 9.23%, 11/08/26 .... 4,109 454
L1996355.UP.FTS.B, 10.29%, 11/08/26 ... 1,084 1,070
L1988958.UP.FTS.B, 10.98%, 11/08/26 ... 127 125
L1998866.UP.FTS.B, 11.49%, 11/08/26 ... 1,427 1,408
L1996448.UP.FTS.B, 11.66%, 11/08/26 ... 3,490 3,443
L1995371.UP.FTS.B, 12.23%, 11/08/26 ... 347 342
L1995435.UP.FTS.B, 12.23%, 11/08/26 ... 148 146
L1999575.UP.FTS.B, 12.84%, 11/08/26 ... 97 95
L1989008.UP.FTS.B, 12.93%, 11/08/26 ... 150 148
L1989940.UP.FTS.B, 12.93%, 11/08/26 ... 247 243
L1994789.UP.FTS.B, 14.19%, 11/08/26 ... 636 627
L1995404.UP.FTS.B, 14.33%, 11/08/26 ... 725 716
L1991804.UP.FTS.B, 14.89%, 11/08/26 ... 738 728
L1995379.UP.FTS.B, 15.15%, 11/08/26 ... 644 636
L1992261.UP.FTS.B, 15.59%, 11/08/26 ... 259 256
a
FW1991255.UP.FTS.B, 15.82%, 11/08/26 . 1,847 374
L1992970.UP.FTS.B, 16.04%, 11/08/26 ... 1,311 1,294
L1989989.UP.FTS.B, 16.18%, 11/08/26 ... 1,024 1,010
a
L1989606.UP.FTS.B, 16.9%, 11/08/26 .... 744 39
FW1999118.UP.FTS.B, 17.22%, 11/08/26 . 575 568
L1993764.UP.FTS.B, 17.26%, 11/08/26 ... 144 142
L1991281.UP.FTS.B, 20.82%, 11/08/26 ... 227 223
L1994689.UP.FTS.B, 21.04%, 11/08/26 ... 438 431
L1991956.UP.FTS.B, 21.37%, 11/08/26 ... 208 205
L1991663.UP.FTS.B, 21.95%, 11/08/26 ... 972 955
FW1989899.UP.FTS.B, 22.28%, 11/08/26 . 269 264
L1991475.UP.FTS.B, 22.35%, 11/08/26 ... 210 207
L1996843.UP.FTS.B, 24.19%, 11/08/26 ... 1,101 1,082
FW1994028.UP.FTS.B, 24.21%, 11/08/26 . 762 749
L1989848.UP.FTS.B, 24.75%, 11/08/26 ... 346 340
FW1991387.UP.FTS.B, 24.97%, 11/08/26 . 697 575
L1995398.UP.FTS.B, 25.36%, 11/08/26 ... 292 287
L1992549.UP.FTS.B, 25.44%, 11/08/26 ... 1,246 1,225
FW1998563.UP.FTS.B, 26.46%, 11/08/26 . 253 249
FW1998048.UP.FTS.B, 26.92%, 11/08/26 . 286 281
L1990551.UP.FTS.B, 26.95%, 11/08/26 ... 535 476
FW1994443.UP.FTS.B, 27.95%, 11/08/26 . 1,181 1,161

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW1991541.UP.FTS.B, 29.36%, 11/08/26 . $ 710 $ 698
FW1999851.UP.FTS.B, 29.4%, 11/08/26 .. 555 546
FW1992347.UP.FTS.B, 29.82%, 11/08/26 . 3,083 3,030
FW1994293.UP.FTS.B, 30.31%, 11/08/26 . 194 191
a
FW1991024.UP.FTS.B, 30.67%, 11/08/26 . 288 20
a
FW1996197.UP.FTS.B, 31.07%, 11/08/26 . 1,010 50
FW1994027.UP.FTS.B, 31.13%, 11/08/26 . 334 328
FW1999282.UP.FTS.B, 31.18%, 11/08/26 . 820 806
L1995369.UP.FTS.B, 8.19%, 11/10/26 .... 641 633
FW1876658.UP.FTS.B, 27.58%, 11/11/26 . 413 408
FW1995006.UP.FTS.B, 10.93%, 11/15/26 . 1,104 1,090
L2073684.UP.FTS.B, 7.58%, 11/18/26 .... 767 757
L2071865.UP.FTS.B, 10.09%, 11/18/26 ... 623 616
L2074643.UP.FTS.B, 10.22%, 11/18/26 ... 1,653 1,634
L2072338.UP.FTS.B, 10.5%, 11/18/26 .... 630 622
L2075077.UP.FTS.B, 11.07%, 11/18/26 ... 255 252
L2073949.UP.FTS.B, 13.85%, 11/18/26 ... 562 502
L2070587.UP.FTS.B, 14.32%, 11/18/26 ... 901 781
L2074701.UP.FTS.B, 14.63%, 11/18/26 ... 582 576
FW2075148.UP.FTS.B, 14.93%, 11/18/26 . 367 363
FW2072823.UP.FTS.B, 15.21%, 11/18/26 . 194 192
L1995487.UP.FTS.B, 15.52%, 11/18/26 ... 464 458
L2074846.UP.FTS.B, 15.74%, 11/18/26 ... 1,395 1,381
L2071149.UP.FTS.B, 16.73%, 11/18/26 ... 2,225 2,202
FW2075122.UP.FTS.B, 17.19%, 11/18/26 . 383 379
FW2075299.UP.FTS.B, 17.67%, 11/18/26 . 386 382
L2069944.UP.FTS.B, 18.01%, 11/18/26 ... 1,023 1,013
L2074700.UP.FTS.B, 18.17%, 11/18/26 ... 636 629
FW2074803.UP.FTS.B, 18.88%, 11/18/26 . 1,237 1,224
a
FW2074495.UP.FTS.B, 19.61%, 11/18/26 . 1,499 326
L2074954.UP.FTS.B, 19.66%, 11/18/26 ... 570 563
L2072694.UP.FTS.B, 20.25%, 11/18/26 ... 335 331
FW2070300.UP.FTS.B, 20.46%, 11/18/26 . 1,056 1,043
L2073994.UP.FTS.B, 21.04%, 11/18/26 ... 514 508
L2073707.UP.FTS.B, 22.91%, 11/18/26 ... 299 296
L2074779.UP.FTS.B, 22.95%, 11/18/26 ... 1,075 1,062
L2073355.UP.FTS.B, 23.21%, 11/18/26 ... 533 526
FW2073759.UP.FTS.B, 25.15%, 11/18/26 . 138 136
L2075204.UP.FTS.B, 25.29%, 11/18/26 ... 542 536
L2070733.UP.FTS.B, 25.4%, 11/18/26 .... 356 352
FW2074102.UP.FTS.B, 27.44%, 11/18/26 . 286 282
FW2074265.UP.FTS.B, 29.67%, 11/18/26 . 1,012 1,000
FW2072695.UP.FTS.B, 30.47%, 11/18/26 . 151 132
FW2074713.UP.FTS.B, 31.25%, 11/18/26 . 1,576 634
L2070082.UP.FTS.B, 8.09%, 11/19/26 .... 1,597 1,576
L2074195.UP.FTS.B, 15.15%, 11/24/26 ... 927 916
L2217859.UP.FTS.B, 8.75%, 12/09/26 .... 2,021 1,992
L2214639.UP.FTS.B, 9.77%, 12/09/26 .... 875 862
FW2216190.UP.FTS.B, 12.02%, 12/09/26 . 540 532
L2214819.UP.FTS.B, 13.75%, 12/09/26 ... 645 637
FW2215838.UP.FTS.B, 16.38%, 12/09/26 . 933 921
L2217548.UP.FTS.B, 17.23%, 12/09/26 ... 1,789 1,767
L2217603.UP.FTS.B, 17.91%, 12/09/26 ... 590 582
L2217227.UP.FTS.B, 18.97%, 12/09/26 ... 1,358 1,337
L2213701.UP.FTS.B, 19.91%, 12/09/26 ... 496 206
L2215303.UP.FTS.B, 20.05%, 12/09/26 ... 880 865
L2215373.UP.FTS.B, 20.25%, 12/09/26 ... 127 125
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2214210.UP.FTS.B, 20.55%, 12/09/26 . $ 636 $ 626
FW2215010.UP.FTS.B, 21.32%, 12/09/26 . 263 260
FW2215319.UP.FTS.B, 21.51%, 12/09/26 . 529 520
L2217530.UP.FTS.B, 22.65%, 12/09/26 ... 600 589
L2214174.UP.FTS.B, 23.38%, 12/09/26 ... 53 53
FW2215830.UP.FTS.B, 23.46%, 12/09/26 . 148 145
L2218003.UP.FTS.B, 23.87%, 12/09/26 ... 5 5
L2216002.UP.FTS.B, 24.2%, 12/09/26 .... 695 683
FW2214164.UP.FTS.B, 24.23%, 12/09/26 . 4,788 4,717
L2217516.UP.FTS.B, 24.76%, 12/09/26 ... 185 182
L2215557.UP.FTS.B, 25.29%, 12/09/26 ... 318 313
L2213659.UP.FTS.B, 25.4%, 12/09/26 .... 529 520
L2214897.UP.FTS.B, 25.44%, 12/09/26 ... 2,274 2,237
L2216607.UP.FTS.B, 25.48%, 12/09/26 ... 416 409
L2218260.UP.FTS.B, 25.7%, 12/09/26 .... 919 904
a
FW2217960.UP.FTS.B, 30.51%, 12/09/26 . 1,436 102
FW2217757.UP.FTS.B, 30.55%, 12/09/26 . 629 500
FW2217138.UP.FTS.B, 32.58%, 12/09/26 . 219 215
FW2219336.UP.FTS.B, 7.29%, 12/10/26 .. 486 480
L2220935.UP.FTS.B, 8.04%, 12/10/26 .... 1,093 1,077
L2220551.UP.FTS.B, 8.19%, 12/10/26 .... 219 216
L2221255.UP.FTS.B, 13.17%, 12/10/26 ... 844 832
L2220245.UP.FTS.B, 13.24%, 12/10/26 ... 2,944 2,904
L2211103.UP.FTS.B, 13.86%, 12/10/26 ... 1,518 1,497
L2221548.UP.FTS.B, 14.74%, 12/10/26 ... 114 113
L2194261.UP.FTS.B, 15.71%, 12/10/26 ... 920 908
FW2221538.UP.FTS.B, 17.36%, 12/10/26 . 1,915 1,892
L2219356.UP.FTS.B, 17.56%, 12/10/26 ... 1,292 1,276
L2220037.UP.FTS.B, 17.77%, 12/10/26 ... 461 377
a
L2210120.UP.FTS.B, 18.97%, 12/10/26 ... 884 64
FW2219505.UP.FTS.B, 19.04%, 12/10/26 . 2,974 2,930
L2221919.UP.FTS.B, 19.66%, 12/10/26 ... 700 690
L2221739.UP.FTS.B, 19.78%, 12/10/26 ... 1,129 1,111
L2221097.UP.FTS.B, 19.86%, 12/10/26 ... 153 151
L2221612.UP.FTS.B, 20.59%, 12/10/26 ... 1,555 1,529
FW2220653.UP.FTS.B, 22.15%, 12/10/26 . 850 836
FW2220221.UP.FTS.B, 22.46%, 12/10/26 . 921 906
FW2214196.UP.FTS.B, 23.98%, 12/10/26 . 867 853
FW2222025.UP.FTS.B, 24.95%, 12/10/26 . 1,432 1,409
a
L2222196.UP.FTS.B, 25.5%, 12/10/26 .... 677 134
L2222524.UP.FTS.B, 25.5%, 12/10/26 .... 374 368
FW2220064.UP.FTS.B, 27.61%, 12/10/26 . 308 303
FW2219847.UP.FTS.B, 28.03%, 12/10/26 . 798 785
FW2221547.UP.FTS.B, 28.78%, 12/10/26 . 515 506
FW2222054.UP.FTS.B, 29.08%, 12/10/26 . 1,181 1,163
FW2221564.UP.FTS.B, 30.28%, 12/10/26 . 599 507
FW2221531.UP.FTS.B, 30.36%, 12/10/26 . 534 525
FW2221439.UP.FTS.B, 30.5%, 12/10/26 .. 332 326
FW2216231.UP.FTS.B, 31.22%, 12/10/26 . 535 526
FW2218939.UP.FTS.B, 31.36%, 12/10/26 . 612 602
FW2219361.UP.FTS.B, 31.69%, 12/10/26 . 2,253 2,218
L2220687.UP.FTS.B, 23.72%, 12/11/26 ... 142 139
L1705964.UP.FTS.B, 25.31%, 12/13/26 ... 702 691
FW2221075.UP.FTS.B, 30.26%, 12/20/26 . 529 521
FW2220958.UP.FTS.B, 32.58%, 12/25/26 . 1,503 1,480
FW2217553.UP.FTS.B, 16.03%, 12/28/26 . 519 512
L1706122.UP.FTS.B, 26.74%, 1/13/27 .... 264 19

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L1611722.UP.FTS.B, 19.13%, 1/23/27 .... $ 1,302 $ 1,112
L1613957.UP.FTS.B, 19.33%, 1/24/27 .... 1,628 1,612
L1616362.UP.FTS.B, 23.47%, 1/24/27 .... 848 839
FW1613124.UP.FTS.B, 26.6%, 1/24/27 ... 3,546 2,998
L1619050.UP.FTS.B, 15.55%, 1/25/27 .... 543 539
FW1615921.UP.FTS.B, 28.4%, 1/25/27 ... 2,989 2,963
L1699552.UP.FTS.B, 17.37%, 2/13/27 .... 642 633
FW1705472.UP.FTS.B, 19.5%, 2/13/27 ... 1,681 121
L1706613.UP.FTS.B, 27.15%, 2/13/27 .... 2,022 1,491
L1611110.UP.FTS.B, 20.52%, 3/15/27 .... 4,622 4,578
FW1881398.UP.FTS.B, 18.35%, 3/19/27 .. 693 273
L1879248.UP.FTS.B, 19.71%, 3/19/27 .... 1,352 1,094
FW1880356.UP.FTS.B, 28.86%, 3/19/27 .. 534 528
FW1876421.UP.FTS.B, 26.08%, 3/27/27 .. 1,372 1,357
L1991593.UP.FTS.B, 11.07%, 4/08/27 .... 8,922 8,781
L1994627.UP.FTS.B, 11.81%, 4/08/27 .... 1,037 752
L1998298.UP.FTS.B, 13.53%, 4/08/27 .... 859 846
L1990886.UP.FTS.B, 17.65%, 4/08/27 .... 1,565 1,547
FW1988366.UP.FTS.B, 30.88%, 4/08/27 .. 1,280 1,260
FW1990513.UP.FTS.B, 31.11%, 4/08/27 .. 1,831 1,803
L2071590.UP.FTS.B, 16.75%, 4/18/27 .... 1,403 1,389
L2071288.UP.FTS.B, 18.9%, 4/18/27 .... 785 778
L2074593.UP.FTS.B, 18.9%, 4/18/27 .... 251 217
FW2075442.UP.FTS.B, 22.23%, 4/18/27 .. 1,728 1,706
L2073235.UP.FTS.B, 22.81%, 4/18/27 .... 1,631 1,611
L1993049.UP.FTS.B, 14.87%, 4/23/27 .... 5,248 4,124
L2074730.UP.FTS.B, 20.02%, 5/01/27 .... 1,308 892
L1988372.UP.FTS.B, 13.34%, 5/08/27 .... 1,204 1,184
L2214144.UP.FTS.B, 11.27%, 5/09/27 .... 717 707
L2218508.UP.FTS.B, 20.09%, 5/09/27 .... 1,871 1,272
a
L2217598.UP.FTS.B, 23.52%, 5/09/27 .... 3,771 275
L2198465.UP.FTS.B, 24.17%, 5/09/27 .... 1,243 451
L2215729.UP.FTS.B, 25.13%, 5/09/27 .... 3,727 3,661
a
L2216524.UP.FTS.B, 25.42%, 5/09/27 .... 5,605 407
FW2218340.UP.FTS.B, 31.07%, 5/09/27 .. 3,096 2,128
L2211511.UP.FTS.B, 12.64%, 5/10/27 .... 14,350 9,267
a
L2218875.UP.FTS.B, 13.44%, 5/10/27 .... 4,268 707
L2221125.UP.FTS.B, 15.5%, 5/10/27 ..... 425 419
L2221797.UP.FTS.B, 19.44%, 5/10/27 .... 3,059 3,014
FW2219211.UP.FTS.B, 31.11%, 5/10/27 .. 1,749 1,725
FW1613781.UP.FTS.B, 20.91%, 6/24/27 .. 43 43
FW2219804.UP.FTS.B, 10.44%, 7/10/27 .. 1,642 120
L1704834.UP.FTS.B, 12.73%, 7/13/27 .... 1,390 1,370
FW1705037.UP.FTS.B, 26.99%, 7/13/27 .. 654 643
a
L1994793.UP.FTS.B, 11.1%, 9/08/27 ..... 3,953 289
FW1991474.UP.FTS.B, 24.66%, 9/08/27 .. 1,527 1,500
a
FW1998543.UP.FTS.B, 22.52%, 9/13/27 .. 6,288 1,059
L2073937.UP.FTS.B, 18.46%, 9/18/27 .... 2,977 2,949
FW1876728.UP.FTS.B, 23.57%, 9/19/27 .. 1,410 102
a
L2217220.UP.FTS.B, 24.27%, 10/09/27 ... 2,594 411
L2221936.UP.FTS.B, 13.59%, 10/10/27 ... 952 939
FW2219137.UP.FTS.B, 32.32%, 10/10/27 . 3,097 218
L2074932.UP.FTS.B, 23.75%, 10/18/27 ... 1,517 110
FW2075115.UP.FTS.B, 29.25%, 10/18/27 . 1,156 82
L1612245.UP.FTS.B, 7.13%, 8/23/36 .... 87 86
L1612759.UP.FTS.B, 7.7%, 8/23/36 ..... 111 109
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1612198.UP.FTS.B, 11.94%, 8/23/36 .... $ 219 $ 217
L1611961.UP.FTS.B, 21.45%, 8/23/36 .... 151 150
L1612389.UP.FTS.B, 21.85%, 8/23/36 .... 126 125
L1612867.UP.FTS.B, 25.04%, 8/23/36 .... 53 53
FW1612948.UP.FTS.B, 30.7%, 8/23/36 ... 331 327
L1613779.UP.FTS.B, 8.38%, 8/24/36 .... 292 289
L1614080.UP.FTS.B, 9.53%, 8/24/36 .... 119 107
FW1614076.UP.FTS.B, 14.66%, 8/24/36 .. 181 179
L1617004.UP.FTS.B, 16.62%, 8/24/36 .... 152 151
FW1613769.UP.FTS.B, 16.69%, 8/24/36 .. 116 115
L1614751.UP.FTS.B, 17.63%, 8/24/36 .... 289 286
L1614375.UP.FTS.B, 18.88%, 8/24/36 .... 205 203
L1616929.UP.FTS.B, 19.05%, 8/24/36 .... 258 256
L1613574.UP.FTS.B, 19.14%, 8/24/36 .... 77 76
L1613128.UP.FTS.B, 21.09%, 8/24/36 .... 1,329 1,316
FW1617548.UP.FTS.B, 21.5%, 8/24/36 ... 130 129
FW1616680.UP.FTS.B, 21.59%, 8/24/36 .. 323 319
L1617314.UP.FTS.B, 23.08%, 8/24/36 .... 37 37
FW1614723.UP.FTS.B, 23.32%, 8/24/36 .. 420 415
a
L1617338.UP.FTS.B, 23.46%, 8/24/36 .... 286 72
a
L1617363.UP.FTS.B, 23.46%, 8/24/36 .... 1,355 97
L1599086.UP.FTS.B, 24.44%, 8/24/36 .... 129 127
L1617884.UP.FTS.B, 24.99%, 8/24/36 .... 34 34
L1617253.UP.FTS.B, 25.15%, 8/24/36 .... 409 404
FW1591289.UP.FTS.B, 25.18%, 8/24/36 .. 100 99
L1613599.UP.FTS.B, 25.21%, 8/24/36 .... 74 73
L1616132.UP.FTS.B, 25.25%, 8/24/36 .... 35 35
L1614231.UP.FTS.B, 25.4%, 8/24/36 .... 56 56
FW1618114.UP.FTS.B, 25.78%, 8/24/36 .. 96 95
FW1613869.UP.FTS.B, 30.42%, 8/24/36 .. 43 42
FW1614110.UP.FTS.B, 32.03%, 8/24/36 .. 34 30
L1619126.UP.FTS.B, 9.43%, 8/25/36 .... 210 208
L1620125.UP.FTS.B, 15.38%, 8/25/36 .... 24 24
FW1619065.UP.FTS.B, 16.98%, 8/25/36 .. 622 617
L1620043.UP.FTS.B, 17.72%, 8/25/36 .... 1 1
L1620763.UP.FTS.B, 23.08%, 8/25/36 .... 149 148
L1620526.UP.FTS.B, 23.25%, 8/25/36 .... 58 57
a
L1621031.UP.FTS.B, 25.07%, 8/25/36 .... 912 90
L1619585.UP.FTS.B, 25.33%, 8/25/36 .... 213 211
FW1620759.UP.FTS.B, 25.44%, 8/25/36 .. 118 117
225,916
Total Marketplace Loans (Cost
$6,270,859 ) .......................
$844,517
†
Rounds to less than 0.1% of net assets.
a
Defaulted security or security for which income has been deemed uncollectible.
b
The rate shown represents the yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Total Return Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At July 31, 2026 , the Fund had the following futures contracts outstanding.
At July 31, 2026 , the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 31 $ 4,069,512 9/08/26 $ 29,342
Euro-Bund ................................. Short 31 4,445,578 9/08/26 51,658
U.S. Treasury 2 Year Notes ..................... Long 562 115,552,469 9/30/26 (161,894)
U.S. Treasury 5 Year Notes ..................... Long 1,771 187,684,493 9/30/26 (1,403,778)
U.S. Treasury Long Bonds ..................... Long 898 97,264,625 9/21/26 (4,396,625)
U.S. Treasury Ultra Bonds ...................... Long 802 87,969,375 9/21/26 (1,995,944)
Total Futures Contracts ...................................................................... $(7,877,241)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 113,000 129,588 10/13/26 $ 1,088 $ —
Euro ............. JPHQ Sell 8,007,000 9,178,792 10/13/26 — (80,734)
Total Forward Exchange Contracts ................................................... $1,088 $(80,734)
Net unrealized appreciation (depreciation) ............................................ $(79,646)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At July 31, 2026 , the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 11,990,000 $ 959,365 $ 553,321 $ 406,044
Non-
Investment
Grade
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 26,200,000 2,106,837 1,283,466 823,371
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,066,202 $1,836,787 $1,229,415
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CDX.NA.HY.45 . (5.00)% Quarterly CITI 12/20/30 10,900,000 (1,605,424) (1,431,183) (174,241)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.39 . 5.00% Quarterly JPHQ 12/20/27 16,900,000 1,097,738 330,493 767,245
Non-
Investment
Grade
CDX.NA.IG.41 .. 1.00% Quarterly CITI 12/20/28 31,300,000 366,927 (499,899) 866,826
Investment
Grade
Total OTC Swap Contracts .............................................. $(140,759) $(1,600,589) $1,459,830
Total Credit Default Swap Contracts .................................... $2,925,443 $ 236,198 $2,689,245
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At July 31, 2026 , the Fund had the following interest rate swap contracts outstanding.
See A bbreviations on page 166 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.04% .... Annual 9/16/28 529,072,000 $ 1,222,475 $ (531,620) $ 1,754,095
Receive Fixed 4.02% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/31 150,707,000 (913,445) (401,975) (511,470)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/33 178,404,000 1,618,461 592,871 1,025,590
Receive Fixed 4.16% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/36 10,517,000 (127,927) (90,637) (37,290)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.3% ..... Annual 9/16/56 25,747,000 840,677 (17,399) 858,076
Total Interest Rate Swap Contracts ................................. $2,640,241 $ (448,760) $3,089,001
*
In U.S. dollars unless otherwise indicated.

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At July 31, 2026, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At July 31, 2026, unfunded commitments were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Daily Access Fund
26,267 RoTech Medical Corp. ........................ 4/15/26 $ — $ 52,534
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $— $52,534
†
Rounds to less than 0.1% of net assets.
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
Azuria Water Solutions, Inc. $ 408,669
CoreWeave, Inc. 395,692
Dwyer Instruments LLC 230,314
First Eagle Holdings, Inc. 853,964
Signia Aerospace LLC 91,365
US Fertility Enterprises LLC 179,158
$ 2,159,162
Borrower Unfunded Commitment
Franklin Low Duration Total Return Fund
CoreWeave, Inc. $ 32,974
Borrower Unfunded Commitment
Franklin Total Return Fund
CoreWeave, Inc. $ 89,031
2. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended July 31, 2026, investments in “affiliated companies” were as follows:
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July
31, 2026, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
UTEX Industries, Inc. ... $ 13,563,095 $ — $ — $ — $ —
a
$ —
a
—
a
$ 783,945
UTEX Industries, Inc.,
2/20/49 ........... — — — — — —
b
— —
Total Affiliated Securities
(Value at End of Period
is —% of Net Assets) . $13,563,095 $— $— $— $— $— $783,945
a
As of July 31, 2026, no longer an affiliate.
b
As of July 31, 2026, no longer held by the fund.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $49,034,508 $620,502,564 $(605,742,781) $— $— $63,794,291 63,794,291 $2,056,686
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $— $52,081,000 $(52,081,000) $— $— $— — $31,415
Total Affiliated Securities ... $49,034,508 $672,583,564 $(657,823,781) $— $— $63,794,291 $2,088,101

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $124,434,549 $1,284,875,671 $(1,306,078,873) $— $— $103,231,347 103,231,347 $2,627,728
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $— $7,935,000 $(7,935,000) $— $— $— — $1,413
Total Affiliated Securities ... $124,434,549 $1,292,810,671 $(1,314,013,873) $— $— $103,231,347 $2,629,141
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $131,025,960 $275,971,259 $(306,313,948) $— $— $100,683,271 100,683,271 $2,913,619
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $11,779,000 $46,536,000 $(58,315,000) $— $— $— — $104,842
Total Affiliated Securities ... $142,804,960 $322,507,259 $(364,628,948) $— $— $100,683,271 $3,018,461
Franklin Long Duration Credit Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $562,275 $14,484,391 $(14,148,814) $— $— $897,852 897,852 $10,345
Total Affiliated Securities ... $562,275 $14,484,391 $(14,148,814) $— $— $897,852 $10,345
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $49,372,645 $695,104,059 $(686,926,428) $— $— $57,550,276 57,550,276 $1,898,253
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Low Duration Total Return Fund (continued)
Franklin Ultra Short Bond ETF . $— $36,752,841 $— $— $59,061 $36,811,902 1,469,537 $148,172
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $2,574,000 $1,373,000 $(3,947,000) $— $— $— — $5,729
Total Affiliated Securities ... $51,946,645 $733,229,900 $(690,873,428) $— $59,061 $94,362,178 $2,052,154
Franklin Low Duration U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $18,214,577 $99,379,524 $(99,444,349) $— $— $18,149,752 18,149,752 $491,629
Total Affiliated Securities ... $18,214,577 $99,379,524 $(99,444,349) $— $— $18,149,752 $491,629
Franklin Managed Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $5,072,858 $661,179,842 $(646,914,659) $— $— $19,338,041 19,338,041 $806,135
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $2,731,000 $9,073,000 $(11,804,000) $— $— $— — $6,414
Total Affiliated Securities ... $7,803,858 $670,252,842 $(658,718,659) $— $— $19,338,041 $812,549
Franklin Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Lending Fund,
Class R6 ............... $— $13,583,052 $— $— $(66,780) $13,516,272 1,335,600 $97,843
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ 49,990,332 821,944,123 (813,829,369) — — 58,105,086 58,105,086 2,304,660
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Total Return Fund (continued)
Franklin Ultra Short Bond ETF . $— $54,696,697 $— $— $89,407 $54,786,104 2,187,070 $223,088
Total Non-Controlled Affiliates $49,990,332 $890,223,872 $(813,829,369) $— $22,627 $126,407,462 $2,625,591
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $— $2,617,000 $(2,617,000) $— $— $— — $3,060
Total Affiliated Securities ... $49,990,332 $892,840,872 $(816,446,369) $— $22,627 $126,407,462 $2,628,651
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 51,616,736 $ — $ — $ 51,616,736
Convertible Preferred Stocks ................ 698,459,187 — — 698,459,187
Convertible Bonds ....................... — 2,244,174,981 — 2,244,174,981
Short Term Investments ................... 63,794,291 — — 63,794,291
Total Investments in Securities ........... $813,870,214 $2,244,174,981 $— $3,058,045,195
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Equity Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 4,140,364,028 $ — $ — $ 4,140,364,028
Equity-Linked Securities ................... — 495,589,137 — 495,589,137
Convertible Preferred Stocks ................ 311,188,700 — — 311,188,700
Short Term Investments ................... 103,231,347 — — 103,231,347
Total Investments in Securities ........... $4,554,784,075 $495,589,137 $— $5,050,373,212
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... — — 9,494,277 9,494,277
Management Investment Companies ......... 12,504,575 — — 12,504,575
Corporate Bonds ........................ — 62,476,333 — 62,476,333
Senior Floating Rate Interests ............... — 975,400,627 18,346,072 993,746,699
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 100,683,271 — — 100,683,271
Total Investments in Securities ........... $113,187,846 $1,037,876,960 $27,840,349 $1,178,905,155
Other Financial Instruments:
Unfunded Loan Commitments .............. $— $8,919 $— $8,919
Total Other Financial Instruments ......... $— $8,919 $— $8,919
Franklin Long Duration Credit Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 53,007,433 — 53,007,433
Foreign Government and Agency Securities .... — 3,159,075 — 3,159,075
U.S. Government and Agency Securities ....... — 1,656,852 — 1,656,852
Municipal Bonds ......................... — 2,147,222 — 2,147,222
Short Term Investments ................... 897,852 — — 897,852
Total Investments in Securities ........... $897,852 $59,970,582 $— $60,868,434
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... — — 333,391 333,391
Management Investment Companies ......... 36,811,902 — — 36,811,902
Corporate Bonds :
Aerospace & Defense ................... — 20,089,451 — 20,089,451
Automobiles .......................... — 3,996,935 — 3,996,935
Banks ............................... — 152,732,673 — 152,732,673
Beverages ........................... — 6,869,804 — 6,869,804
Biotechnology ......................... — 1,570,809 — 1,570,809
Broadline Retail ....................... — 7,227,942 —
b
7,227,942
Building Products ...................... — 8,554,436 — 8,554,436
Capital Markets ........................ — 37,297,935 — 37,297,935
Chemicals ........................... — 3,412,752 — 3,412,752
Commercial Services & Supplies ........... — 2,058,674 — 2,058,674
Communications Equipment .............. — 3,077,443 — 3,077,443
Consumer Finance ..................... — 37,287,906 — 37,287,906
Consumer Staples Distribution & Retail ...... — 1,166,916 — 1,166,916
Containers & Packaging ................. — 1,185,239 — 1,185,239
Diversified REITs ...................... — 5,529,735 — 5,529,735
Diversified Telecommunication Services ..... — 4,115,151 — 4,115,151
Electric Utilities ........................ — 22,343,782 — 22,343,782
Electrical Equipment .................... — 5,522,502 — 5,522,502
7. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Electronic Equipment, Instruments &
Components ........................ $ — $ 1,375,841 $ — $ 1,375,841
Energy Equipment & Services ............. — 1,637,666 — 1,637,666
Entertainment ......................... — 4,378,072 — 4,378,072
Financial Services ...................... — 15,486,513 — 15,486,513
Food Products ........................ — 12,634,625 — 12,634,625
Ground Transportation .................. — 4,145,020 — 4,145,020
Health Care Equipment & Supplies ......... — 20,950,864 — 20,950,864
Health Care Providers & Services .......... — 24,880,034 — 24,880,034
Health Care REITs ..................... — 970,824 — 970,824
Health Care Technology ................. — 3,391,588 — 3,391,588
Hotel & Resort REITs ................... — 1,176,353 — 1,176,353
Hotels, Restaurants & Leisure ............. — 21,957,116 — 21,957,116
Household Durables .................... — 16,007,927 — 16,007,927
Independent Power and Renewable Electricity
Producers .......................... — 10,865,622 — 10,865,622
Insurance ............................ — 59,443,038 — 59,443,038
Interactive Media & Services .............. — 9,431,488 — 9,431,488
Leisure Products ....................... — 3,921,044 — 3,921,044
Life Sciences Tools & Services ............ — 2,494,035 — 2,494,035
Machinery ............................ — 1,799,058 — 1,799,058
Media ............................... — 4,699,337 — 4,699,337
Metals & Mining ....................... — 7,580,037 — 7,580,037
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 2,796,741 — 2,796,741
Multi-Utilities .......................... — 10,115,402 — 10,115,402
Oil, Gas & Consumable Fuels ............. — 22,171,192 — 22,171,192
Paper & Forest Products ................. — 2,633,548 — 2,633,548
Passenger Airlines ..................... — 1,099,448 — 1,099,448
Personal Care Products ................. — 7,648,823 — 7,648,823
Pharmaceuticals ....................... — 21,906,672 — 21,906,672
Residential REITs ...................... — 1,583,322 — 1,583,322
Semiconductors & Semiconductor Equipment . — 20,212,807 — 20,212,807
Software ............................. — 11,092,952 — 11,092,952
Specialized REITs ...................... — 5,652,570 — 5,652,570
Specialty Retail ........................ — 9,182,693 — 9,182,693
Technology Hardware, Storage & Peripherals . — 772,061 — 772,061
Tobacco ............................. — 10,276,721 — 10,276,721
Trading Companies & Distributors .......... — 6,298,842 — 6,298,842
Wireless Telecommunication Services ....... — 7,369,113 — 7,369,113
Senior Floating Rate Interests ............... — 40,803,461 2,645,005 43,448,466
Marketplace Loans ....................... — — 1,439,955
b
1,439,955
Foreign Government and Agency Securities .... — 44,230,067 — 44,230,067
U.S. Government and Agency Securities ....... — 258,769,247 — 258,769,247
Asset-Backed Securities ................... — 295,930,140 — 295,930,140
Commercial Mortgage-Backed Securities ...... — 80,472,379 — 80,472,379
Mortgage-Backed Securities ................ — 17,434,622 — 17,434,622
Residential Mortgage-Backed Securities ....... — 131,733,992 — 131,733,992
Agency Commercial Mortgage-Backed Securities — 142,642,285 — 142,642,285
Municipal Bonds ......................... — 8,235,876 — 8,235,876
Escrows and Litigation Trusts ............... — — 968
b
968
Short Term Investments ................... 57,550,276 — — 57,550,276
Total Investments in Securities ........... $94,362,178 $1,714,331,163 $4,419,319 $1,813,112,660
7. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Other Financial Instruments:
Futures Contracts ....................... $50,570 $— $— $50,570
Swap Contracts ......................... — 4,091,158 — 4,091,158
Unfunded Loan Commitments .............. — 347 — 347
Total Other Financial Instruments ......... $50,570 $4,091,505 $— $4,142,075
– – – –
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $2,383 $— $2,383
Forward Exchange Contracts ............... — 35,079 — 35,079
Futures Contracts ........................ 3,158,261 — — 3,158,261
Swap Contracts ......................... — 985,904 — 985,904
Total Other Financial Instruments ......... $3,158,261 $1,023,366 $— $4,181,627
Franklin Low Duration U.S. Government Securities Fund
Assets:
Investments in Securities:
a
U.S. Government and Agency Securities ....... — 115,655,936 — 115,655,936
Mortgage-Backed Securities ................ — 164,451,975 — 164,451,975
Agency Commercial Mortgage-Backed Securities — 73,249,038 — 73,249,038
Short Term Investments ................... 18,149,752 — — 18,149,752
Total Investments in Securities ........... $18,149,752 $353,356,949 $— $371,506,701
Other Financial Instruments:
Futures Contracts ....................... $133,423 $— $— $133,423
Total Other Financial Instruments ......... $133,423 $— $— $133,423
– – – –
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $488,426 $— $— $488,426
Total Other Financial Instruments ......... $488,426 $— $— $488,426
Franklin Managed Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 1,333,666,542 — — 1,333,666,542
Equity-Linked Securities ................... — 167,718,089 — 167,718,089
Convertible Preferred Stocks ................ 119,617,900 — — 119,617,900
Corporate Bonds ........................ — 1,186,583,958 — 1,186,583,958
U.S. Government and Agency Securities ....... — 115,716,885 — 115,716,885
Asset-Backed Securities ................... — 31,677,567 — 31,677,567
Mortgage-Backed Securities ................ — 404,318,439 — 404,318,439
Short Term Investments ................... 19,338,041 59,761,741 — 79,099,782
Total Investments in Securities ........... $1,472,622,483 $1,965,776,679 $— $3,438,399,162
Franklin Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks :
Energy Equipment & Services ............. 192,828 — — 192,828
Machinery ............................ — — 174,969 174,969
7. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Management Investment Companies ......... $ 68,302,375 $ — $ — $ 68,302,375
Preferred Stocks ......................... 2,541,690 — — 2,541,690
Corporate Bonds :
Aerospace & Defense ................... — 39,829,959 — 39,829,959
Automobile Components ................. — 1,991,240 — 1,991,240
Automobiles .......................... — 5,501,075 — 5,501,075
Banks ............................... — 168,105,249 — 168,105,249
Beverages ........................... — 1,417,788 — 1,417,788
Biotechnology ......................... — 27,314,936 — 27,314,936
Broadline Retail ....................... — 8,502,899 —
b
8,502,899
Building Products ...................... — 8,201,596 — 8,201,596
Capital Markets ........................ — 74,157,730 — 74,157,730
Chemicals ........................... — 6,766,972 — 6,766,972
Commercial Services & Supplies ........... — 10,262,733 — 10,262,733
Communications Equipment .............. — 15,111,969 — 15,111,969
Construction Materials .................. — 831,385 — 831,385
Consumer Finance ..................... — 36,535,634 — 36,535,634
Consumer Staples Distribution & Retail ...... — 8,343,749 — 8,343,749
Containers & Packaging ................. — 2,530,263 — 2,530,263
Diversified REITs ...................... — 12,900,612 — 12,900,612
Diversified Telecommunication Services ..... — 31,772,513 — 31,772,513
Electric Utilities ........................ — 83,143,788 — 83,143,788
Electrical Equipment .................... — 7,001,413 — 7,001,413
Electronic Equipment, Instruments &
Components ........................ — 11,536,719 — 11,536,719
Energy Equipment & Services ............. — 8,563,215 — 8,563,215
Entertainment ......................... — 3,235,110 — 3,235,110
Financial Services ...................... — 25,429,505 — 25,429,505
Food Products ........................ — 19,386,049 — 19,386,049
Ground Transportation .................. — 9,236,162 — 9,236,162
Health Care Equipment & Supplies ......... — 11,760,951 — 11,760,951
Health Care Providers & Services .......... — 58,663,105 — 58,663,105
Health Care Technology ................. — 6,447,564 — 6,447,564
Hotel & Resort REITs ................... — 6,004,412 — 6,004,412
Hotels, Restaurants & Leisure ............. — 18,047,209 — 18,047,209
Household Durables .................... — 3,455,288 — 3,455,288
Independent Power and Renewable Electricity
Producers .......................... — 16,216,407 — 16,216,407
Insurance ............................ — 58,675,250 — 58,675,250
Interactive Media & Services .............. — 2,123,168 — 2,123,168
IT Services ........................... — 4,695,043 — 4,695,043
Leisure Products ....................... — 2,651,632 — 2,651,632
Life Sciences Tools & Services ............ — 1,489,478 — 1,489,478
Machinery ............................ — 4,463,396 — 4,463,396
Media ............................... — 25,187,244 — 25,187,244
Metals & Mining ....................... — 11,657,411 — 11,657,411
Multi-Utilities .......................... — 21,681,807 — 21,681,807
Oil, Gas & Consumable Fuels ............. — 114,065,192 — 114,065,192
Paper & Forest Products ................. — 3,778,939 — 3,778,939
Passenger Airlines ..................... — 6,252,966 — 6,252,966
Personal Care Products ................. — 5,902,086 — 5,902,086
Pharmaceuticals ....................... — 33,515,440 — 33,515,440
Semiconductors & Semiconductor Equipment . — 24,772,171 — 24,772,171
Software ............................. — 19,679,736 — 19,679,736
7. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Specialized REITs ...................... $ — $ 22,308,835 $ — $ 22,308,835
Technology Hardware, Storage & Peripherals . — 11,990,757 — 11,990,757
Textiles, Apparel & Luxury Goods .......... — 2,222,561 — 2,222,561
Tobacco ............................. — 11,343,463 — 11,343,463
Trading Companies & Distributors .......... — 17,618,144 — 17,618,144
Wireless Telecommunication Services ....... — 23,971,535 — 23,971,535
Senior Floating Rate Interests ............... — 98,868,107 7,247,171 106,115,278
Marketplace Loans ....................... — — 844,517 844,517
Foreign Government and Agency Securities .... — 74,415,543 — 74,415,543
U.S. Government and Agency Securities ....... — 166,901,814 — 166,901,814
Asset-Backed Securities ................... — 425,116,230 — 425,116,230
Commercial Mortgage-Backed Securities ...... — 150,139,062 — 150,139,062
Mortgage-Backed Securities ................ — 695,885,224 — 695,885,224
Residential Mortgage-Backed Securities ....... — 96,155,954 — 96,155,954
Agency Commercial Mortgage-Backed Securities — 115,378,415 — 115,378,415
Municipal Bonds ......................... — 41,611,382 — 41,611,382
Escrows and Litigation Trusts ............... — — 2,260
b
2,260
Options Purchased ....................... — 1,190,902 — 1,190,902
Short Term Investments ................... 58,105,086 — — 58,105,086
Total Investments in Securities ........... $129,141,979 $3,043,914,086 $8,268,917 $3,181,324,982
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,088 $— $1,088
Futures Contracts ....................... 81,000 — — 81,000
Swap Contracts ......................... — 6,501,247 — 6,501,247
Unfunded Loan Commitments .............. — 937 — 937
Total Other Financial Instruments ......... $81,000 $6,503,272 $— $6,584,272
– – – –
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $932,821 $— $932,821
Forward Exchange Contracts ............... — 80,734 — 80,734
Futures Contracts ........................ 7,958,241 — — 7,958,241
Swap Contracts ......................... — 723,001 — 723,001
Total Other Financial Instruments ......... $7,958,241 $1,736,556 $— $9,694,797
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
7. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At July 31, 2026, the reconciliation is as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Health Care Providers &
Services ........ $ — $ —
d
$ — $ — $ — $ — $ — $ 52,534 $ 52,534 $ 52,534
Machinery ......... 13,563,095 — — — — — — (4,121,352) 9,441,743 (4,121,352)
Warrants :
Machinery ......... —
d
— —
d
— — — — — — —
Senior Floating Rate
Interests :
Containers & Packaging 682,367 41,557 (811,914) — — 15,967 42,800 29,223 — —
Electronic Equipment,
Instruments &
Components ..... — 1,797,603 (9,474) 1,272,746 — 29 — 16,477 3,077,381 16,523
Hotels, Restaurants &
Leisure ......... — 1,401,871 — — — — — 7,027 1,408,898 7,027
Machinery ......... — 1,108,333 — — — — — 5,556 1,113,889 5,556
Software .......... — — (113,666) 11,502,048 — 3,934 832 (117,158) 11,275,990 (112,110)
Water Utilities ...... — — (3,679) 1,478,205 — 317 8 (4,937) 1,469,914 (4,595)
Escrows and Litigation
Trusts : 84,123 —
d
(138,70 8 ) — — — 138,708 (84,12 3 ) —
d
—
Total Investments in
Securities ............ $14,329,585 $4,349,364 $(1,077,441) $14,252,999 $— $20,247 $182,348 $(4,216,753) $27,840,349 $(4,156,417)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks:
Machinery . . . . . . . . . $9,441,743 Market comparables Discount for lack of marketability
11.4% Decrease
EV / EBITDA multiple 6.6x Increase
Projected EBITDA $29.0 million Increase
All Other Investments . . . . 18,398,606
b,c
Total . . . . . . . . . . . . . .
............
$27,840,349
7. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
Cu r rency
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY
CDX North America High Yield Index
CDX.NA.IG
CDX North America Investment Grade Index
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.66%
3-month EURIBOR ................... 2.48%
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
IBOR
Interbank Offered Rate
IO
Interest Only
MBS
Mortgage-Backed Security
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
7. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.